AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 1995
                                                  1933 ACT FILE NO. 33-30085
                                                  1940 ACT FILE NO. 811-5866


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N--1A

                             REGISTRATION STATEMENT
                                     UNDER
                             SECURITIES ACT OF 1933        |X|
                        POST-EFFECTIVE AMENDMENT NO. 9     |X|
                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940  |X|
                               AMENDMENT NO. 12            |X|


                        THE WRIGHT EQUIFUND EQUITY TRUST
         (FORMERLY EQUIFUND - WRIGHT NATIONAL FIDUCIARY EQUITY FUNDS)
        -------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                -------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                617-482-8260
                               -------------
                        (REGISTRANT'S TELEPHONE NUMBER)


                              H. DAY BRIGHAM, JR.
                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                -----------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON OCTOBER 13, 1995 PURSUANT TO PARAGRAPH (B) OF RULE 485.

THE EXHIBIT INDEX REQUIRED BY RULE 483(A) UNDER THE SECURITIES ACT OF 1933 IS LOCATED ON PAGE __ IN THE SEQUENTIAL NUMBERING SYSTEM OF THIS REGISTRATION STATEMENT.

THE REGISTRANT HAS FILED A DECLARATION PURSUANT TO RULE 24F-2 AND ON FEBRUARY 24, 1995 FILED ITS "NOTICE" AS REQUIRED BY THAT RULE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1994.



                        THE WRIGHT EQUIFUND EQUITY TRUST
                             CROSS REFERENCE SHEET

ITEM NO.                                                                     STATEMENT OF
FORM N-1A--PART A             PROSPECTUS CAPTION                             ADDITIONAL INFORMATION CAPTION
-----------------             ------------------                             --------------------------------
1.....................       Front Cover Page
2.....................       An Introduction to the Funds,
                             Shareholder and Fund Expenses
3(a)..................       Financial Highlights
3(b)..................       Not Applicable
3(c)..................       Performance and Yield Information
4.....................       An Introduction to the Funds, The
                             Funds and Their Investment Objectives and Policies,
                             Policies  That Apply To All Funds except the United
                             States,  International  and Global Funds,  Policies
                             That Apply to the United States,  International and
                             Global  Funds,  Other  Investment  Policies,  Other
                             Information, Appendix
5.....................       The Investment Adviser, The Administrator,
                             Distribution Expenses, Back Cover
5(a)..................       Not Applicable
6.....................       Other Information, Distributions by the
                             Funds, Taxes
7.....................       How to Buy Shares, How the Funds
                             Value Their Shares, How Shareholder
                             Accounts Are Maintained, How to
                             Exchange Shares, Tax-Sheltered
                             Retirement Plans
8.....................       How to Redeem or Sell Shares
9.....................       Not Applicable

FORM N-1A -- PART B
-----------------------
10....................                                                     Front Cover Page and Back Cover
11....................                                                     Table of Contents
12....................                                                     General Information and History
13....................                                                     Investment Objectives and Policies,
                                                                             Investment Restrictions
14....................                                                     Officers and Trustees
15....................                                                     Control Persons and Principal Holders
                                                                              of Shares
16....................                                                     Investment Advisory and Administra-
                                                                             tive Services, Custodian, Independent
                                                                             Certified Public Accountants, Back Cover
17....................                                                     Brokerage Allocation
18....................                                                     Fund Shares and Other Securities
19....................       How to Buy Shares, How to Redeem              Purchase, Exchange, Redemption,
                             or Sell Shares, How the Funds Value             and Pricing of Shares
                             Their Shares
20....................       Taxes                                         Taxes
21....................                                                     Principal Underwriter
22....................                                                     Performance Information
23....................                                                     Financial Statements



-------------------------------------------------------------------------------
Description of art work on front cover of Prospectus

EQUIFUND logo in center of page with globe underneath it, all of which is set on a blue background.
-------------------------------------------------------------------------------

THE WRIGHT
EQUIFUND
EQUITY TRUST



EquiFund Logo



    WRIGHT EQUIFUND - AUSTRALASIA
    WRIGHT EQUIFUND - AUSTRIA
    WRIGHT EQUIFUND - BELGIUM/LUXEMBOURG
    WRIGHT EQUIFUND - BRITAIN
    WRIGHT EQUIFUND - CANADA
    WRIGHT EQUIFUND - FRANCE
    WRIGHT EQUIFUND - GERMANY
    WRIGHT EQUIFUND - HONG KONG
    WRIGHT EQUIFUND - IRELAND
    WRIGHT EQUIFUND - ITALY
    WRIGHT EQUIFUND - JAPAN
    WRIGHT EQUIFUND - MEXICO
    WRIGHT EQUIFUND - NETHERLANDS
    WRIGHT EQUIFUND - NORDIC
    WRIGHT EQUIFUND - SPAIN
    WRIGHT EQUIFUND - SWITZERLAND
    WRIGHT EQUIFUND - UNITED STATES
    WRIGHT EQUIFUND - GLOBAL
    WRIGHT EQUIFUND - INTERNATIONAL







PROSPECTUS
OCTOBER 13, 1995





                    PART A - Information Required In A Prospectus
                   -------------------------------------------------

                                   PROSPECTUS

                        THE WRIGHT EQUIFUND EQUITY TRUST
-------------------------------------------------------------------------------

Wright EquiFund--Australasia*           Wright EquiFund--Hong Kong     Wright EquiFund--Spain
Wright EquiFund--Austria*               Wright EquiFund--Ireland*      Wright EquiFund--Switzerland
Wright EquiFund--Belgium/Luxembourg     Wright EquiFund--Italy         Wright EquiFund--United States*
Wright EquiFund--Britain                Wright EquiFund--Japan         Wright EquiFund--Global*
Wright EquiFund--Canada*                Wright EquiFund--Mexico        Wright EquiFund--International*
Wright EquiFund--France*                Wright EquiFund--Netherlands
Wright EquiFund--Germany                Wright EquiFund--Nordic
-------------------------------------------------------------------------------

* As of the date of this Prospectus, these Funds are not available for purchase in any state of the United States. Contact the principal underwriter or your broker for the latest information.

     Each Fund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person will comprise the National Equity Indices.

     This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference.

     A combined Statement of Additional Information dated October 13, 1995 containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This
Statement  is  available   without  charge  from  Wright   Investors'   Service
Distributors, Inc.

      Write To:  The Wright EquiFund Equity Trust
                 Wright Investors' Service Distributors, Inc.
                 1000 Lafayette Blvd., Bridgeport, CT 06604

       or Call:  (800) 888-9471

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT
FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. NY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       PROSPECTUS DATED OCTOBER 13, 1995

                               TABLE OF CONTENTS

                                          PAGE


An Introduction To The Funds..............   2
Shareholder And Fund Expenses.............   6
Financial Highlights......................   9
The Funds And Their Investment
   Objectives And Policies................  20
The National Equity Indices...............  21
Policies That Apply To All Funds Except The
   United States, International and Global
   Funds  ................................  22
Policies That Apply To The United States,
   International and Global Funds.........  23
Other Investment Policies ................  23
Special Investment Considerations - Risks.  24
The Investment Adviser....................  26
The Administrator.........................  30
Distribution Expenses.....................  32
How The Funds Value Their Shares..........  34
How To Buy Shares.........................  35
How Shareholder Accounts Are Maintained...  37
Distributions And Dividends By The Funds..  37
Taxes.....................................  38
How To Exchange Shares....................  39
How To Redeem Or Sell Shares..............  40
Performance And Yield Information.........  42
Other Information.........................  42
Tax-Sheltered Retirement Plans............  44
Appendix..................................  45


-------------------------------------------------------------------------------


AN INTRODUCTION TO THE FUNDS

The information summarized below is qualified in its entirety by the more detailed information set forth below in this Prospectus.

The Trust........................   The Wright EquiFund Equity Trust
                                    (the "Trust") is an open end, management investment company, known as a mutual fund, registered as an investment company under the Investment Company Act of 1940, as amended (the"1940 Act"). The Trust consists of 19 series, which are described in this Prospectus (each a "Wright EquiFund" and collectively the "Wright EquiFunds").
                                    The Wright EquiFunds offered through this Prospectus are referred to herein as the Funds. Each Wright EquiFund is a diversified fund and represents separate and distinct series of the Trust's shares of beneficial interest.

Investment Objective.............   Each Fund seeks to achieve its investment
                                    objective of enhanced total investment
                                    return (price appreciation plus income) by investing in a broadly based portfolio of equity securities selected by the Investment
                                    Adviser from the publicly traded companies in the corresponding National Equity Index.
                                    Only securities for which adequate public information is available and which could be considered acceptable by a prudent person will comprise the National Equity Indices.
                                    Although there can be no guarantee that each Fund's investment objective will be achieved, each Fund is expected to have a broadly based investment portfolio composed of the equity securities of companies in the designated nation or nations.


The Funds........................   The following Funds are offered through
                                    this Prospectus:

                                        Wright EquiFund -- Australasia*
                                        Wright EquiFund -- Austria*
                                        Wright EquiFund -- Belgium/Luxembourg
                                        Wright EquiFund -- Britain
                                        Wright EquiFund -- Canada*
                                        Wright EquiFund -- France*
                                        Wright EquiFund -- Germany
                                        Wright EquiFund -- Hong Kong
                                        Wright EquiFund -- Ireland*
                                        Wright EquiFund -- Italy
                                        Wright EquiFund -- Japan
                                        Wright EquiFund -- Mexico
                                        Wright EquiFund -- Netherlands
                                        Wright EquiFund -- Nordic
                                        Wright EquiFund -- Spain
                                        Wright EquiFund -- Switzerland
                                        Wright EquiFund -- United States*
                                        Wright EquiFund -- Global*
                                        Wright EquiFund -- International*
                                    -------------------------------------------
                                     * As of the date of this Prospectus, these
                                       Funds are not available for purchase in
                                       any state of the United States. Contact
                                       the principal underwriter or your broker for the latest information.


The Investment Adviser...........   Each Fund has engaged Wright Investors'
and Administrator                   Service of   Bridgeport,     Connecticut
                                    ("Wright" or the  "Investment  Adviser") as
                                    investment  adviser   to   carry   out  the
                                    investment and reinvestment of the Fund's assets. Each Fund also has retained Eaton
                                    Vance  Management  ("Eaton  Vance"  or  the
                                    "Administrator"), 24 Federal Street, Boston,
                                    MA 02110 as administrator to manage the Fund's business affairs.

The Distributor..................   Wright  Investors'  Service  Distributors,
                                    Inc.  ("WISDI"  or  the  "Principal
                                    Underwriter")   is  the  Distributor  of
                                    the Funds' shares and receives a
                                    distribution  fee  equal on an  annual
                                    basis to 0.25% of each  Fund's  average
                                    daily net assets.


Who May Purchase Fund Shares.....   The Funds were  established to provide
                                    broadly based investment opportunities in the main security markets of the world for investment portfolios managed by professional trustees and other persons and institutions acting in a fiduciary capacity. The Funds are designed to enable fiduciaries to comply with the rule that investments made by fiduciaries should be selected with the care, skill and caution that would be exercised by a prudent person where the primary consideration is preservation of capital. Shares of the Funds are available to the public as well as through these fiduciaries.


How to Purchase Fund Shares......   There is no sales charge on the purchase of
                                    Fund shares. Shares of any Fund may be
                                    purchased at the net asset value per share next determined after receipt and acceptance of the purchase order. The minimum initial investment in each Fund is $1,000 which will be waived for investments in 401(k) tax-sheltered retirement plans. The $1,000 minimum initial investment is also waived for Bank Draft Investing accounts which may be established with an investment of $50 or more with a minimum of $50 applicable to each subsequent investment.


Distribution Options.............   Unless the shareholder has elected to
                                    receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the Fund making such dividend or distribution at the net asset value per share as of the reinvestment date. Dividend and capital gains distributions, if any, are usually made annually in December.


Redemptions......................   Shares may be redeemed directly from a Fund
                                    at the net asset value per share next
                                    determined after receipt of the redemption request in good order. A telephone redemption privilege is available as described on page 40.


Exchange Privilege...............   Shares of the Funds may be exchanged  for
                                    shares of certain other funds managed
                                    by the Investment Adviser at the net asset value next determined after receipt of the exchange request. There are limits on the number and frequency of exchanges.
                                    A telephone exchange privilege is available as described on page 39.


Net Asset Value..................   The net asset value per share of each Fund
                                    is calculated  on each day the New York
                                    Stock Exchange is open for trading.  Call
                                    (800) 888-9471 for the current
                                    day's net asset value.


Taxation.........................   Each Fund has qualified and  elected or
                                    intends  to qualify  and elect to be
                                    treated as a  regulated  investment
                                    company for Federal income tax purposes
                                    under Subchapter M of the Internal Revenue
                                    Code.

Shareholder Communications.......   Each shareholder will receive annual and
                                    semi-annual reports containing financial statements, and a statement confirming each share transaction. Financial statements included in annual reports are audited by the Trust's independent certified public accountants. Where possible, shareholder confirmations and account statements will consolidate all Wright investment fund holdings of the shareholder.

Special Risk Considerations......   International investments pose additional
                                    risks including currency exchange rate
                                    fluctuation, currency revaluation and
                                    political risks. See page 24 for additional foreign investment considerations.




THE PROSPECTUSES OF THE FUNDS ARE COMBINED IN THIS PROSPECTUS. EACH FUND OFFERS ONLY ITS OWN SHARES, YET IT IS POSSIBLE THAT A FUND MIGHT BECOME LIABLE FOR A MISSTATEMENT IN THE PROSPECTUS OF ANOTHER FUND. THE TRUSTEES OF THE TRUST HAVE CONSIDERED THIS IN APPROVING THE USE OF A COMBINED PROSPECTUS.

SHAREHOLDER AND FUND EXPENSES
EQUIFUND -- WRIGHT NATIONAL FIDUCIARY EQUITY FUNDS


                                                             Belgium/
                                             Aus-             Luxem-
                                            tralasia Austria  bourg  Britain Canada  France  Germany
-----------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
---------------------------------
(as a percentage of the maximum offering price)
Maximum Sales Charge Imposed on Purchases     none    none    none    none    none    none    none
Maximum Sales Charge Imposed
  on Reinvestment of Dividends                none    none    none    none    none    none    none
Deferred Sales Charge                         none    none    none    none    none    none    none
Redemption Fees                               none    none    none    none    none    none    none
Exchange Fees                                 none    none    none    none    none    none    none

Annualized Fund Operating Expenses
----------------------------------
(as a percentage of average daily net assets)
Investment Advisory Fees
 (after any fee reduction)[1]                 0.00%   0.00%   0.75%   0.75%   0.00%   0.00%   0.75%
Rule 12b-1 Distribution Expenses (after expense
  reduction)[2]                               0.00%   0.00%   0.25%   0.25%   0.00%   0.00%   0.25%
Other Expenses (including administration
  fee of 0.10%)[3]                            2.00%   2.00%   0.62%   0.55%   2.00%   2.00%   0.55%
                                             ------  ------  ------  ------  ------  ------  ------

Total Operating Expenses[4]                   2.00%   2.00%   1.62%   1.55%   2.00%   2.00%   1.55%
                                             ======  ======  ======  ======  ======  ======  ======





                                              Hong                                  Nether-
                                              Kong  Ireland  Italy   Japan  Mexico   lands  Nordic
-----------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
---------------------------------
(as a percentage of the maximum offering price)
Maximum Sales Charge Imposed on Purchases     none    none    none    none    none    none    none
Maximum Sales Charge Imposed
  on Reinvestment of Dividends                none    none    none    none    none    none    none
Deferred Sales Charge                         none    none    none    none    none    none    none
Redemption Fees                               none    none    none    none    none    none    none
Exchange Fees                                 none    none    none    none    none    none    none

Annualized Fund Operating Expenses
-------------------------------------
(as a percentage of average daily net assets)
Investment Advisory Fees
 (after any fee reduction)[1]                 0.75%   0.00%  0.00%    0.75%   0.75%   0.75%   0.75%
Rule 12b-1 Distribution Expenses (after expense
  reduction)[2]                               0.25%   0.00%  0.00%    0.25%   0.25%   0.25%   0.25%
Other Expenses (including administration
  fee of 0.10%)[3]                            0.41%   2.00%  2.00%    0.83%   0.38%   0.93%   0.78%
                                             ------  ------  ------  ------  ------  ------  ------

Total Operating Expenses[4]                   1.41%   2.00%  2.00%    1.83%   1.38%   1.93%   1.78%
                                             ======  ======  ======  ======   ======  ======  ======



                                                           Switzer-  United         Inter-
                                                     Spain   land    States  Global national
-----------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
---------------------------------
(as a percentage of the maximum offering price)
Maximum Sales Charge Imposed on Purchases            none    none    none     none    none
Maximum Sales Charge Imposed
  on Reinvestment of Dividends                       none    none    none     none    none
Deferred Sales Charge                                none    none    none     none    none
Redemption Fees                                      none    none    none     none    none
Exchange Fees                                        none    none    none     none    none

Annualized Fund Operating Expenses
-----------------------------------
(as a percentage of average daily net assets)
Investment Advisory Fees
(after any fee reduction)[1]                         0.75%   0.75%   0.00%    0.00%   0.00%
Rule 12b-1 Distribution Expenses (after expense
  reduction)[2]                                      0.22%   0.17%   0.00%    0.00%   0.00%
Other Expenses (including administration
  fee of 0.10%)[3]                                   1.03%   1.08%   2.00%    2.00%   2.00%
                                                    ------   ------ ------   ------  ------

Total Operating Expenses[4]                          2.00%   2.00%   2.00%    2.00%   2.00%
                                                    ======  ======  ======   ======  ======
--------------------------------------------------------------------------------------------

[1] After reduction by the Investment Adviser. If no reduction were made, the Investment Advisory Fees would be a maximum of 0.75% of each Fund's average daily net assets.

[2] After reduction by the Principal Underwriter. If no reduction were made, the Rule 12b-1 Distribution Expenses would be 0.25% of each Fund's average daily net assets.

[3] After allocation of expenses in excess of 2.00% of each Fund's average daily net assets to the Investment Adviser. If such allocation were not made, Other Expenses would have amounted to: 3.39% for Italy; and are estimated to be 2.01% for Australasia; 2.05% for Austria; 2.15% for Canada; 2.15% for France; 2.15% for Global; 2.08% for International; 2.04% for Ireland; and 2.00% for United States.

[4] The Investment Adviser reduced its fee and was allocated certain expenses during the 1994 fiscal year to the extent that they exceeded 2.00% of the daily net assets of each Fund that was offering its shares and voluntarily intends to do the same for each Fund for the current fiscal year. If no fee reductions or expense allocations were made, the Annualized Fund Operating Expenses as a percentage of average net assets, including investment advisory fees at a maximum of 0.75% of average daily net assets would have been: Italy 4.36%; Spain 2.06%; Switzerland 2.08%; and, for the Funds with no operating experience prior to 1995, expenses are estimated to be:
    Australasia 3.11%; Austria 3.15%; Canada 3.25%; France 3.25%; Global 3.25%; International 3.18%; Ireland 3.14%; and United States 3.00%.

EXAMPLE OF FUND EXPENSES

     The following is an illustration of the total transaction and operating expenses that an investor in any Fund would bear over different periods of time, assuming an investment of $1,000, a 5% annual return on the investment and a complete redemption at the end of each period:

                                         1 Year        3 Years     5 Years      10 Years
                                         ------        -------     -------      --------

         Australasia                       $ 20         $ 63
         Austria                             20           63
         Belgium/Luxembourg                  16           51         $ 88         $ 92
         Britain                             16           49
         Canada                              20           63
         France                              20           63
         Germany                             16           49
         Hong Kong                           14           45           77          169
         Ireland                             20           63
         Italy                               20           63          108          233
         Japan                               19           58          100          217
         Mexico                              14           44
         Netherlands                         21           61          104          235
         Nordic                              18           56           96          209
         Spain                               20           63          108          233
         Switzerland                         20           63          108          233
         United States                       20           63
         Global                              20           63
         International                       20           63
-----------------------------------------------------------------------------------------------

     THE TABLE AND EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL PAST EXPENSES OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON A VARIETY OF FACTORS INCLUDING THE ACTUAL PERFORMANCE OF ANY FUND. Moreover, while the Example assumes a 5% annual return, a Fund's actual performance will vary and may result in actual returns greater or less than 5%.

NOTES

(1) The purpose of the above tables and Examples is to assist investors in understanding the various costs and expenses that investors in the Funds may bear directly or indirectly. See "Financial Highlights," "The Investment Adviser," "The Administrator," "Distribution Expenses" and "How To Redeem Or Sell Shares." The table reflects estimated fees and expenses based on actual operating expenses for the Belgium/Luxembourg, Hong Kong, Italy, Japan, Netherlands, Nordic, Spain and Switzerland Funds for the fiscal year ended December 31, 1994, adjusted to reflect changes resulting from the approval of new Investment Advisory Contracts with Wright. The Mexico Fund commenced offering its shares to the public on August 2, 1994 and its fees and expenses are estimates for a full fiscal year. The Britain and Germany Funds fees and expenses are estimates for their current fiscal year, since the Funds were only recently organized. The fees and expenses shown in the table assume the continuation of the reduction of the investment advisory fee and partial allocation of expenses to the Investment Adviser, the reduction of the Administrator's fee and the reduction of the fee payable under the Distribution Plan. Actual expenses may be greater or less than those shown in the table and example. A Fund's payment of a distribution fee may result in a long-term shareholder paying more than the economic equivalent of the maximum initial sales charge permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

FINANCIAL HIGHLIGHTS

     The following information should be read in conjunction with the audited financial statements included in the Statement of Additional Information, all of which have been so included in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing, which report is contained in the Funds' Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Fund's Principal Underwriter, Wright Investors' Service Distributors, Inc., at 800-888-9471.

                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                            ---------------------------------
                                                                  BELGIUM/LUXEMBOURG FUND
                                                                 -------------------------
                                                               1995[1]               1994[2]
-------------------------------------------------------------------------------------------------
   Net asset value -- beginning of period                     $ 10.240              $ 10.000
                                                              --------              --------

   Income from Investment Operations:
     Net investment income.............                       $  0.197              $  0.106
     Net realized and unrealized gain..                          1.453                 0.174
                                                              --------              --------

       Total income from investment
         operations....................                       $  1.650              $  0.280
                                                              --------              --------

   Less Distributions:
     From net investment income........                       $ --                  $ (0.040)
                                                              --------              --------

   Net asset value, end of period......                       $ 11.890              $ 10.240
                                                              =========             =========

   Total Return[4].....................                         16.11%                 2.81%
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                       $  14,292             $  11,437
     Ratio of net expenses to average net
       assets..........................                          1.59%[3]              1.62%[3]
     Ratio of net investment income
       to average net assets...........                          4.35%[3]              0.95%[3]
     Portfolio Turnover Rate...........                             5%                  26%



  [1]For the six months ended June 30, 1995 (Unaudited).
  [2]For the period from start of business, February 15, 1994 to December 31, 1994.
  [3]Annualized.
  [4]Total investment return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.  Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.


                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                             --------------------------------
                                                                       BRITAIN FUND
                                                                      --------------
                                                                          1995[1]


   Net asset value -- beginning of period                                $ 10.000
                                                                         --------

   Income from Investment Operations:
     Net investment income.............                                  $  0.065
     Net realized and unrealized gain..                                     0.255
                                                                         --------

       Total income from investment
         operations....................                                  $  0.320
                                                                         --------

   Net asset value, end of period......                                  $ 10.320
                                                                         =========

   Total Return[2].....................                                     3.20%
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                                  $  15,661
     Ratio of net expenses to average net
       assets..........................                                     1.15%[3]
     Ratio of net investment income
       to average net assets...........                                     3.11%[3]
     Portfolio Turnover Rate...........                                       3.7%


  [1]  For the period from start of business, April 20, 1995, to June 30,1995 (Unaudited).
  [2]  Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
     Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.
  (3)  Annualized.



                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                            ---------------------------------
                                                                       GERMANY FUND
                                                                      -------------
                                                                          1995[1]


   Net asset value -- beginning of period                                $ 10.000
                                                                         --------

   Income from Investment Operations:
     Net investment income.............                                  $  0.076
     Net realized and unrealized gain..                                     0.314
                                                                         --------

       Total income from investment
         operations....................                                  $  0.390
                                                                         --------

   Net asset value, end of period......                                  $ 10.390
                                                                         =========

   Total Return[2].....................                                     3.90%
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                                  $  15,229
     Ratio of net expenses to average net
       assets..........................                                     1.46%[3]
     Ratio of net investment income
       to average net assets...........                                     4.83%[3]
     Portfolio Turnover Rate...........                                        15%



  [1] For the period from start of business, April 19, 1995, to June 30,1995 (Unaudited).
  [2] Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
      Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.
  [3] Annualized.


                                                         THE WRIGHT EQUIFUND EQUITY TRUST
                                                         --------------------------------
                                                                  HONG KONG FUND
                                                                  --------------
                                         1995[3]     1994       1993       1992       1991      1990[2]
----------------------------------------------------------------------------------------------------------

Net asset value -- beginning of period $ 13.020   $ 20.990   $ 11.770   $ 10.270   $  8.360    $10.000
                                        --------   --------   --------   --------   --------   --------

   Income from Investment Operations:
     Net investment income[1]......... $  0.208   $  0.678   $  0.426   $  0.330   $  0.266   $  0.093
     Net realized and unrealized gain
      (loss) on investments...........    0.172     (8.448)     9.394      1.355      2.474     (1.733)
                                        --------   --------   --------   --------   --------   --------

       Total income (loss)
       from investment operations..... $  0.380   $ (7.770)  $  9.820   $  1.685   $  2.740   $ (1.640)
                                        --------   --------   --------   --------   --------   --------

   Less Distributions:
     From net investment income....... $ --       $ (0.200)  $ (0.254)  $ (0.170)  $ (0.200)  $ --
     From net realized gains on
       investments....................   --         --         (0.346)    (0.015)    (0.630)    --
                                        --------   --------   --------   --------   --------   --------

     Total Distributions.............. $ --       $ (0.200)  $ (0.600)  $ (0.185)  $ (0.830)    --
                                        --------   --------   --------   --------   --------   --------

   Net asset value, end of period..... $ 13.400   $ 13.020   $ 20.990   $ 11.770   $ 10.270   $  8.360
                                        =========  =========  =========  =========  =========  =========

   Total Return[4] ....................    2.92%    (37.03%)    84.32%     16.33%     34.34%    (17.20%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)................... $  38,983  $  19,679  $  16,210  $   3,545  $      23  $     301
     Ratio of net expenses to average net
       assets..........................    1.30%[5]    1.41%      2.00%       2.00%     2.00%      2.00%[5]
     Ratio of net investment income
       to average net assets...........    3.93%[5]    3.93%      3.01%        3.13%    2.88%      2.17%[5]
     Portfolio Turnover Rate...........      82%        131%        76%          39%      77%        58%

  [1]During each of the periods  presented (except for the six months ended June
     30, 1995 and December 31, 1994, the Investment Adviser, the Administrator and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                1993       1992       1991      1990[2]
                                                                ----       ----       ----      ----

   Net investment income (loss) per share                    $  0.419   $  0.093   $ (0.871)  $ (0.819)
                                                              =========  =========  =========  =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................                         2.05%      4.25%     14.31%     23.28%
                                                              =========  =========  =========  =========
     Net investment income (loss)......                         2.96%      0.88%     (9.43%)   (19.11%)
                                                              =========  =========  =========  =========

  [2] For the period from the start of business, June 28, 1990, to December 31, 1990.
  [3]  For the six months ended June 30, 1995 (Unaudited).
  [4]Total investment return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.  Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.
  [5]  Annualized.



                                                         THE WRIGHT EQUIFUND EQUITY TRUST
                                                         --------------------------------
                                                                      ITALY FUND
                                                                      -----------
                                         1995[5]     1994       1993      1992[3]     1991      1990[2]
-------------------------------------------------------------------------------------------------------------

Net asset value -- beginning of period $  4.940   $  5.030   $  4.520   $  6.910   $  7.630   $ 10.000
                                        --------   --------   --------   --------   --------   --------

   Income from Investment Operations:
     Net investment income[1]......... $  0.029   $  0.370   $  0.006   $  0.056   $  0.080   $  0.039
     Net realized and unrealized gain
      (loss) on investments...........   (0.359)    (0.130)     0.514     (2.416)    (0.740)    (2.409)
                                        --------   --------   --------   --------   --------   --------

       Total income (loss)
       from investment operations..... $ (0.330)  $  0.240   $  0.520   $ (2.360)  $ (0.660)  $ (2.370)
                                        --------   --------   --------   --------   --------   --------

   Less Distributions:
     From net investment income....... $ --       $ (0.330)  $ (0.010)  $ (0.030)  $ (0.060)    --
                                        --------   --------   --------   --------   --------   --------

   Net asset value, end of period..... $  4.610   $  4.940   $  5.030   $  4.520   $  6.910   $  7.630
                                        =========  =========  =========  =========  =========  =========

   Total Return[4] ...................   (6.68%)     4.98%     11.51%    (34.27%)    (8.51%)   (24.60%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted).................. $   1,093  $   1,299  $    624   $    495    $    99   $    254
     Ratio of net expenses to average net
       assets.........................    2.00%[6]     2.00%     2.00%      2.00%      2.00%      2.00%[6]
     Ratio of net investment income
       to average net assets..........    1.57%[6]     5.26%     0.19%      0.99%      0.97%      0.90%[6]
     Portfolio Turnover Rate...........    194%         281%      114%        32%        68%         3%

  [1]During  each  of  the  periods  presented,   the  Investment  Adviser,  the
     Administrator and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income
     (loss) per share and the ratios would have been as follows:

                                         1995[5]     1994       1993      1992[3]     1991      1990[2]
                                         ----        ----       ----      ----        ----      ----

 Net investment income (loss) per share $ (0.075) $  0.203   $ (0.291)  $ (0.685)  $ (1.406)  $ (0.866)
                                        =========  =========  =========  =========  =========  =========
 Annualized Ratios (As a percentage of average net assets):

   Expenses..........................    7.53% [6]  4.36%     11.42%     15.10%     20.02%     22.89% [6]
                                        =========  =========  =========  =========  =========  =========
   Net investment income (loss)......   (3.97%)[6]  2.90%     (9.23%)   (12.11%)   (17.05%)   (19.99%)[6]
                                        =========  =========  =========  =========  =========  =========

   [2] For the period from the start of business, June 28, 1990, to December 31, 1990.
   [3]  Certain of the per share figures are based on average shares outstanding.
   [4] Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the record date.
   [5]  For the six months ended June 30, 1995 (Unaudited).
   [6]  Annualized.


                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                             --------------------------------
                                                                        JAPAN FUND
                                                                       ------------
                                                               1995[1]               1994[2]
------------------------------------------------------------------------------------------------------
   Net asset value -- beginning of period                     $  9.660              $ 10.000
                                                              --------              --------

   Income from Investment Operations:
     Net investment loss...............                       $ (0.020)             $ (0.050)
     Net realized and unrealized loss..                         (0.860)               (0.170)
                                                              --------              --------

       Total loss from investment
         operations....................                       $ (0.880)             $ (0.220)
                                                              --------              --------

   Less Distributions:
     From net realized gains on
       investments.....................                       $ --                  $ (0.120)
                                                              --------              --------

   Net asset value, end of period......                       $  8.780              $  9.660
                                                              =========             =========

   Total Return[4].....................                         (9.11%)               (2.17%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                       $  20,176             $   8,653
     Ratio of net expenses to average net
       assets..........................                          1.81% [3]             1.83% [3]
     Ratio of net investment loss
       to average net assets...........                         (0.81%)[3]            (0.66%)[3]
     Portfolio Turnover Rate...........                             29%                   48%



  [1]  For the six months ended June 30, 1995 (Unaudited).
  [2]  For the period from the start of business, February 14, 1994 to December 31, 1994.
  [3]  Annualized.
  [4]  Total investment  return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
     Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.


                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                             ---------------------------------
                                                                        MEXICO FUND
                                                                        -----------
                                                               1995[1]               1994[2]
-------------------------------------------------------------------------------------------------------
   Net asset value -- beginning of period                     $  6.480              $ 10.000
                                                              --------              --------

   Income from Investment Operations:
     Net investment income (loss)......                       $  0.002              $ (0.040)
     Net realized and unrealized loss..                         (1.949)               (2.970)
                                                              --------              --------

       Total loss from investment
         operations....................                       $ (1.947)             $ (3.010)
                                                              --------              --------

   Less Distributions:
     From net realized gain on
       investments.....................                       $ (0.073)             $ (0.510)
                                                              --------              --------

   Net asset value, end of period......                       $  4.460              $  6.480
                                                              =========             =========

   Total Return[4].....................                        (29.58%)              (30.91%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                       $  23,618             $  13,422
     Ratio of net expenses to average net
       assets..........................                          1.56%[3]               1.38% [3]
     Ratio of net investment loss
       to average net assets...........                          0.16%[3]              (0.98%)[3]
     Portfolio Turnover Rate...........                            131%                  85%



  [1]  For the six months ended June 30, 1995 (Unaudited).
  [2]  For the period from the start of business, August 2, 1994, to December 31, 1994.
  [3]  Annualized.
  [4] Total  investment  return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
     Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.



                                                         THE WRIGHT EQUIFUND EQUITY TRUST
                                                         --------------------------------
                                                                 NETHERLANDS FUND
                                                                ------------------
                                         1995[3]     1994      1993[4]     1992       1991      1990[2]
---------------------------------------------------------------------------------------------------------------

 Net asset value -- beginning of period $  8.100   $ 10.020   $  8.460   $  9.420   $  8.650   $ 10.000
                                        --------   --------   --------   --------   --------   --------

   Income from Investment Operations:
     Net investment income (loss)[1]... $  0.072   $ (0.060)  $ (0.015)  $  0.108   $  0.114   $ (0.014)
     Net realized and unrealized gain
      (loss) on investments............    1.309      1.150      1.655     (0.958)     0.756     (1.336)
                                        --------   --------   --------   --------   --------   --------

       Total income (loss)
       from investment operations...... $  1.381   $  1.090   $  1.640   $ (0.850)  $  0.870   $ (1.350)
                                        --------   --------   --------   --------   --------   --------

   Less Distributions:
     From net investment income........ $    --    $ (0.020)  $ (0.080)  $ (0.110)  $ (0.100)  $ --
     From net realized gains on
       investments.....................   (0.041)    (2.990)      --         --         --       --
                                        --------   --------   --------   --------   --------   --------

     Total Distributions............... $ (0.041)  $ (3.010)  $ (0.080)  $ (0.110)  $ (0.100)  $    --
                                        --------   --------   --------   --------   --------   --------

   Net asset value, end of period...... $  9.440   $  8.100   $ 10.020   $  8.460   $  9.420   $  8.650
                                        =========  =========  =========  =========  =========  =========

   Total Return[5] ....................   17.70%     11.68%     19.52%     (9.18%)    10.00%    (14.30%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)................... $ 7,552    $  3,951   $  8,753   $    165   $    134   $    288
     Ratio of net expenses to average net
       assets..........................   2.00%[6]    1.93%      2.00%       2.00%      1.69%      2.00% [6]
     Ratio of net investment income (loss)
       to average net assets...........   1.94%[6]    0.13%     (0.16%)      1.26%      1.39%     (0.31%)[6]
     Portfolio Turnover Rate...........      185%      101%        47%         69%        59%         7%

  [1]During each of the periods presented (except 1994), the Investment Adviser, the Administrator and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income
     (loss) per share and the ratios would have been as follows:

                                         1995[3]               1993[4]     1992       1991      1990[2]
                                         ----                  ----        ----       ----      ----

 Net Investment income (loss) per share $  0.050              $ (0.085)  $ (2.481)  $ (1.078)  $(0.893)
                                        =========             =========  =========  =========  =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................    2.60%[6]              2.75%      32.21%    16.23%     21.47% [6]
                                        =========             =========  =========  =========  =========
     Net investment income (loss)......    1.33%[6]             (0.91%)    (28.95%)  (13.15%)   (19.78%)[6]
                                        =========             =========  =========  =========  =========

   [2] For the period from the start of business, June 28, 1990, to December 31, 1990.
   [3] For the six months ended June 30, 1995 (Unaudited).
   [4] Certain of the per share data for the year ended  December  31, 1993 were based on average shares outstanding throughout the period.
   [5] Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the record date.
   [6] Annualized.



                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                             --------------------------------
                                                                        NORDIC FUND
                                                                       -------------
                                                               1995[2]               1994[3]
-------------------------------------------------------------------------------------------------------

    Net asset value -- beginning of period                    $  9.500              $ 10.000
                                                              --------              --------

   Income from Investment Operations:
     Net investment income (loss) [1]..                       $  0.229              $ (0.012)
     Net realized and unrealized gain
       (loss)..........................                          0.661                (0.118)
                                                              --------              --------

       Total income (loss) from investment
         operations....................                       $  0.890              $ (0.130)
                                                              --------              --------

   Less Distributions:
     In excess of net realized gain on
       investments.....................                       $ --                  $ (0.366)
     From paid-in capital..............                         --                    (0.004)
                                                              --------              --------

     Total distributions...............                       $ --                  $ (0.370)
                                                              --------              --------

   Net asset value, end of period......                       $ 10.390              $  9.500
                                                              =========             =========

   Total Return[5].....................                          9.37%                (1.19%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                       $   3,023             $   8,712
     Ratio of net expenses to average net
       assets..........................                          2.00%[4]               1.78% [4]
     Ratio of net investment income (loss)
       to average net assets...........                          4.25%[4]              (0.35%)[4]
     Portfolio Turnover Rate...........                           100%                   33%

  [1]During the period ended June 30, 1995, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                                1995[2]
                                                              -----------

   Net investment income per share.....                       $  0.163
                                                              =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................                          3.25%[4]
                                                              =========
     Net investment income.............                          3.01%[4]
                                                              =========

  [2]  For the six months ended June 30, 1995 (Unaudited).
  [3]  For the period from the start of business, February 14, 1994, to December 31, 1994.
  [4]  Annualized.
  [5] Total  investment  return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
     Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.



                                                         THE WRIGHT EQUIFUND EQUITY TRUST
                                                         --------------------------------
                                                                      SPAIN FUND
                                                                      ----------
                                         1995[3]     1994       1993       1992       1991      1990[2]
----------------------------------------------------------------------------------------------------------

Net asset value -- beginning of period $  5.890   $  6.530   $  5.380   $  8.140   $  7.750    $10.000
                                        --------   --------   --------   --------   --------   --------

   Income from Investment Operations:
     Net investment income[1]......... $  0.270   $  0.186   $  0.053   $  0.038   $  0.140   $  0.079
     Net realized and unrealized gain
      (loss) on investments...........    0.040     (0.806)     1.107     (2.728)     0.350     (2.289)
                                        --------   --------   --------   --------   --------   --------

       Total income (loss)
       from investment operations..... $  0.310   $ (0.620)  $  1.160   $ (2.690)  $  0.490   $ (2.210)
                                        --------   --------   --------   --------   --------   --------

   Less Distributions:
     From net investment income....... $ --       $ (0.020)  $ (0.010)  $ (0.070)  $ (0.100)  $ --
     From net realized gains on
       investments....................   --         --         --         --         --         (0.040)
                                        --------   --------   --------   --------   --------   --------

     Total Distributions............... $ --       $ (0.020)  $ (0.010)  $ (0.070)  $ (0.100)  $ (0.040)
                                        --------   --------   --------   --------   --------   --------

   Net asset value, end of period...... $  6.200   $  5.890   $  6.530   $  5.380   $  8.140   $  7.750
                                        =========  =========  =========  =========  =========  =========

   Total Return[4] ....................    5.26%     (9.50%)    21.59%    (33.12%)     7.19%    (22.92%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)................... $  2,799   $  6,375   $    760   $    520   $    127   $    260
     Ratio of net expenses to average net
       assets..........................    2.00%[5]   2.00%       2.00%     2.00%       2.00%     2.00%[5]
     Ratio of net investment income
       to average net assets...........    2.65%[5]   0.83%       0.88%     1.38%       1.40%     1.83%[5]
     Portfolio Turnover Rate...........     122%       152%         88%       44%         70%        1%

  [1]During each of the periods presented, the Investment Adviser, the Administrator and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income
     (loss) per share and the ratios would have been as follows:

                                         1995[3]     1994       1993       1992       1991      1990[2]
                                         ----        ----       ----       ----       ----      ----

Net investment income (loss) per share  $  0.091   $  0.178   $ (0.475)  $ (0.287)  $ (1.320)  $(0.776)
                                        =========  =========  =========  =========  =========  =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................    3.78%[5]   2.06%     10.76%      13.81%     16.60%    21.80%
                                        =========  =========  =========  =========  =========  =========
     Net investment income (loss)......    0.89%[5]   0.77%     (7.88%)    (10.43%)   (13.21%)  (17.97%)
                                        =========  =========  =========  =========  =========  =========

  [2] For the period from the start of business, June 28, 1990, to December 31, 1990.
  [3] For the six months ended June 30, 1995 (Unaudited).
  [4]Total investment return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.  Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.
  [5] Annualized.


                                                             THE WRIGHT EQUIFUND EQUITY TRUST
                                                             --------------------------------
                                                                     SWITZERLAND FUND
                                                                     ----------------
                                                               1995(2)               1994(3)
------------------------------------------------------------------------------------------------------

   Net asset value -- beginning of period                     $  9.430              $ 10.000
                                                              --------              --------

   Income from Investment Operations:
     Net investment income[1]..........                       $  0.174              $  0.075
     Net realized and unrealized gain
       (loss)..........................                          1.596                (0.595)
                                                              --------              --------

       Total gain (loss) from investment
         operations....................                       $  1.770              $ (0.520)
                                                              --------              --------

   Less Distributions:
     From net investment income........                         --                    (0.050)
                                                              --------              --------

   Net asset value, end of period......                       $ 11.200              $  9.430
                                                              =========             =========

   Total Return[5].....................                         18.77%                (5.19%)
   Annualized Ratios/Supplemental Data:
     Net assets, end of period
       (000 omitted)...................                       $   8,898             $   3,813
     Ratio of net expenses to average net
       assets..........................                          2.00%[4]               2.00%[4]
     Ratio of net investment income
       to average net assets...........                          4.87%[4]               0.49%[4]
     Portfolio Turnover Rate...........                            59%                    94%

  [1]During each of the periods presented, the Investment Adviser and the Principal Underwriter reduced their fees, and the Investment Adviser was allocated a portion of the Fund's operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                               1995[2]               1994[3]
                                                               ----                  ----

   Net investment income per share.....                       $  0.158              $  0.063
                                                              =========             =========
   Annualized Ratios (As a percentage of average net assets):

     Expenses..........................                          2.43%[4]              2.08%[4]
                                                              =========             =========
     Net investment income.............                          4.43%[4]              0.41%[4]
                                                              =========             =========

  [2] For the six months ended June 30, 1995 (Unaudited).
  [3]  For the period from the start of business, February 14, 1994, to December 31, 1994.
  [4]  Annualized.
  [5] Total  investment  return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net  asset  value  on the  last  day of each  period  reported.
     Dividends and distributions,  if any, are assumed to be invested at the net asset value on the record date.


THE FUNDS AND THEIR INVESTMENT OBJECTIVES AND POLICIES

     Each Fund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected by the Investment Adviser from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person will comprise a National Equity Index. Each Fund will invest at least 65% of its total assets in the securities of companies located in the country or countries referred to in its name. The multiple country Funds will invest in securities of issuers in the following countries: Wright EquiFund--Australasia -- Australia and New Zealand; Wright EquiFund--Belgium/Luxembourg -- Belgium and Luxembourg and Wright EquiFund--Nordic -- Denmark, Finland, Norway and Sweden. International Fund will invest at least 65% of its total assets among the countries (excluding the United States) for which National Equity Indices exist. Global Fund will invest at least 65% of its total assets among the countries
(including the United States) for which National Equity Indices exist. The multiple country Funds will not necessarily allocate investments equally among the different countries located in the applicable geographical regions since there may be a limited number of qualified issuers and securities in a given country. Thus, investments may at times be weighted more heavily in some countries within a multiple country Fund. In some instances, all of the assets of a multiple-country Fund may be invested in one country. A Fund's selection of equity securities is limited to those equity securities included in the National Equity Index (which is described below) relating to such Fund. Each Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks and securities convertible into stock. With respect to Austria, Belgium/Luxembourg, Canada, France, Germany, Hong Kong, Italy, Japan, Netherlands, Nordic, Spain and Switzerland Funds, the policy stated in the preceding sentence is fundamental and may not be changed without shareholder approval. As a matter of nonfundamental policy, it is expected that the Funds will normally be fully invested in equity securities. However, for temporary defensive purposes, a Fund may hold cash or invest all or a portion of its net assets in the short-term debt securities described under "Special Considerations -- Defensive Investments."

     Except as provided above, the investment objective and policies of each Fund have not been identified as fundamental and may be changed by the Trustees of the Trust without a vote of the affected Fund's shareholders. Any such change of the investment objective of a Fund will be preceded by thirty days' advance written notice to each shareholder of such Fund. If any changes were made, the Fund might have an investment objective different from the objective which an investor considered appropriate at the time the investor became a shareholder in the Fund. There is no assurance that the Funds will achieve their respective investment objective. The market price of securities held by the Funds that are quoted or denominated in foreign currencies, when expressed in U.S. dollars, will fluctuate in response to changes in exchange rates between the U.S. dollar and the currencies in which the securities are quoted or denominated. The net asset value of each Fund's shares will also fluctuate as a result of changes in the value of the securities that it owns.

THE NATIONAL EQUITY INDICES

     Wright, with the assistance of local financial institutions as described below, has developed the National Equity Indices (the "Indices"). Each Index is designed to be an index of substantially all the publicly traded companies in the nation or nations in which each respective Fund is permitted to invest which meet the requirements of a prudent investor. The prudent investor standard requires that care, skill and caution be used in selecting securities for investment. This prudent investor standard is the foundation for the investment criteria employed in creating the Indices. Each Fund will select securities for investment from those included in the corresponding Index, or in the case of International Fund, from those included in all the Indices except the United States National Equity Index or in the case of Global Fund, from those included in all the Indices including the United States National Equity Index.

     Wright has developed disciplined objective criteria to insure that the required care, skill and caution are used in selecting securities for each of the Indices.

     Wright generally considers for inclusion in an Index only those companies which have at least:

         1. Five  years of  audited  operating  information;
         2. An  established minimum in both book value and market value; and
         3. A three-year record of pricing in a public market.

     In addition, only companies that meet the following criteria will be included in an Index:

         1. A significant portion of the shares of the company is believed to be publicly owned;

         2. The company has had positive earnings for the last fiscal or calendar year, or for the last twelve months, or cumulatively for the last three years; and

         3. The company is not a closed-end investment company, a real estate investment trust or a non-bank securities broker/dealer.

     In selecting securities for the Indices and for inclusion in the portfolios of the Funds, Wright utilizes its WORLDSCOPE(R) international database. The database provides more than 1,500 items of information on more than 12,000 companies worldwide. Except with respect to the United States, Wright utilizes the services of major financial institutions that are located in the nations in which the respective Funds are permitted to invest and are qualified to supply Wright with research products and services. These services include reports on particular industries and companies, economic surveys and analyses of the investment environment and trends in a particular nation, recommendations as to whether specific securities should be included in an Index and other appropriate assistance in the performance of Wright's decision-making responsibilities.

     The Indices are adjusted quarterly and as otherwise necessary to reflect significant events. Changes in the composition of an Index will be made by determining whether existing companies included in the Index continue to meet the criteria of the Index and whether other companies meet these criteria and should replace or be added to the companies already comprising that Index. The Indices give equal weight to each security included therein, and are intended to include substantially all the publicly traded companies which meet the requirements of the prudent investor in the respective nations. Use of the equal weighting method of constructing an Index will often result in a greater representation of smaller capitalization companies than would occur if the Index were weighted on the basis of relative market capitalization in the nation or nations in which their securities are primarily traded. Such smaller capitalization companies may have shorter operating histories, less diversification of assets and smaller dividend payments than larger capitalization companies. On the other hand, such smaller capitalization companies may be younger or less mature companies still experiencing significant growth. A detailed explanation of the objective criteria used in the process of selecting companies for inclusion in an Index is included in the Statement of Additional Information.

     The securities included in an Index will be (i) admitted to official listing on a stock exchange in any Member State of the European Economic Community, (ii) admitted to official listing on a recognized stock exchange in any other country in Western Europe, Asia, Oceania, the American continents, including Bermuda, and Africa, (iii) traded on another regulated market in any such Member State of the European Economic Community or such other country referred to above, provided such market operates regularly and is recognized and open to the public, or (iv) recently issued, provided the terms of the issue provide that application be made for admission to official listing on any of the stock exchanges or other regulated markets referred to above, and provided such listing is secured within a year following the date of issuance.

     The Investment Adviser believes that such a broad equal weighted index is more representative of the corresponding national markets and displays a bias towards smaller, less mature companies still experiencing some growth. The performance of each National Equity Index is included in various publications of Wright Investors' Service, including the monthly INTERNATIONAL INVESTMENT ADVICE AND ANALYSIS.



POLICIES THAT APPLY TO ALL FUNDS
EXCEPT THE UNITED STATES, INTERNATIONAL AND GLOBAL FUNDS

     Each Fund seeks to achieve its investment objective of enhanced total investment return (price appreciation plus income) by investing in a broadly based portfolio of equity securities selected by the Investment Adviser from the
publicly  traded  companies  in  the   corresponding   Index.  Subject  to  the
availability of assets for investment, the Investment Adviser will select equity securities for a Fund's portfolio from companies in the relevant Index, or determine to sell securities in the Fund's portfolio, on the basis of characteristics which have been identified by the Investment Adviser as being likely to provide comparatively superior investment return over the intermediate term. Each Fund may acquire for its portfolio only those securities which are included in the relevant Index at the time of purchase. Although there can be no guarantee that each Fund's investment objective will be achieved, each Fund is expected to have a broadly based investment portfolio composed of the equity securities of companies in the designated nation or nations.


POLICIES THAT APPLY TO THE UNITED STATES, INTERNATIONAL AND GLOBAL FUNDS

     United States Fund seeks to achieve its investment objective of enhanced total investment return (price appreciation plus income) by investing in a broadly based portfolio of equity securities selected by the Investment Adviser from the publicly traded companies in the United States National Equity Index. International and Global Funds seek to achieve their investment objectives of enhanced total investment return (price appreciation plus income) by investing in broadly based portfolios of equity securities selected by the Investment Adviser from the publicly traded companies in all the Indices except the United States National Equity Index and all the Indices including the United States National Equity Index, respectively. Subject to the availability of assets for investment, the Investment Adviser will select equity securities for a Fund's portfolio from companies included in the appropriate Index or Indices, as the case may be, or determine to sell securities in the Fund's portfolio, in an attempt to equal the performance of the appropriate Index or Indices. Although there can be no guarantee that a Fund's investment objective will be achieved, each Fund is expected to have a broadly based investment portfolio composed of the equity securities of companies in the designated nation or nations.


OTHER INVESTMENT POLICIES

     The Trust, on behalf of each Fund, has adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may be changed as to each Fund only by the vote of a majority of the affected Fund's outstanding voting securities. Among these restrictions, a Fund may not borrow money except from a bank, and then only up to 1/3 of the current market value of its total assets (excluding the amount borrowed) or purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Further, with respect to 75% of its assets, no more than 5% of a Fund's total assets may be invested in the securities of a single issuer and no Fund will purchase more than 10% of the outstanding voting securities of a single issuer. None of the Funds has any current intention of borrowing for leverage or speculative purposes. As a matter of nonfundamental policy, no Fund will purchase or enter into an agreement to purchase securities while borrowings exceed 5% of its total assets.

     None of the Funds is intended to be a complete investment program by itself and the prospective investor should take into account his or her objectives and other investments when considering the purchase of any Fund's shares. The Funds cannot eliminate risk or assure achievement of their objectives.


SPECIAL INVESTMENT CONSIDERATIONS -- RISKS

Repurchase Agreements. Each Fund may enter into repurchase agreements in order to earn income on temporarily uninvested cash. A repurchase agreement is an agreement under which the seller of securities agrees to repurchase and a Fund agrees to resell the securities at a specified time and price. Each Fund may enter into repurchase agreements only with large, well-capitalized domestic or foreign banks or government securities dealers that meet Wright credit standards. In addition, such repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned under the repurchase agreement. In the event of a default or bankruptcy by a seller under a repurchase agreement, the affected Fund will seek to liquidate such collateral. However, the exercise of the right to liquidate such collateral could involve certain costs, delays and restrictions and is not ultimately assured. To the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Fund could suffer a loss. There is no percentage limit on the amount of any Fund's investments in repurchase agreements, except for the requirement that, under normal market conditions, at least 80% of each Fund's net assets will be invested in equity securities.

Temporary Defensive Investments. During periods of unusual market or economic conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or any portion of each Fund's assets may be held in cash (including the foreign currency of the nation or nations in which such Fund invests) or invested in short-term obligations, including but not limited to obligations issued or guaranteed by the U.S. or any foreign government or any of their respective agencies or instrumentalities; obligations of public international agencies; commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, is deemed by the Investment Adviser to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by Standard & Poor's or Aa or better by Moody's or, if unrated, which are deemed by the Investment Adviser to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic or foreign banks which are determined to be of high quality by the Investment Adviser. Temporary investments may be denominated either in U.S. dollars or in the currency of the nation in which the Fund primarily invests.

Foreign Investments. Investment in securities of foreign companies and governments may involve certain risk considerations in addition to those arising when investing in domestic
 securities.   These  considerations  include  the
possibility of currency exchange rate fluctuations and revaluation of currencies, the existence of less publicly available information about foreign issuers, different accounting, auditing and financial reporting standards, less stringent securities regulation, non-negotiable brokerage commissions, different tax provisions, political or social instability, war or expropriation. Moreover, foreign stock and bond markets generally are not as developed and efficient as those in the United States and, therefore, the volume and liquidity in those markets may be less, and the volatility of prices may be greater, than in U.S. markets. Settlement of transactions in foreign markets may be delayed beyond what is customary in U.S. markets. These considerations generally are of greater concern in developing countries. Further information regarding the nations in which the Funds will invest may be found in the Appendix, beginning on page 45.

     Each Fund may, but does not expect to, invest in foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") or other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.

Foreign Currency Transactions. Each Fund, other than the United States Fund, may buy and sell foreign currencies. The value in U.S. dollars of investments quoted or denominated in foreign currencies will be affected by changes in currency exchange rates. As one way of managing currency exchange rate risk, a Fund may enter into forward foreign currency exchange contracts, which are agreements to purchase or sell foreign currencies at a specified price and date. A Fund will usually enter into these contracts to fix the value of a security it has agreed to buy or sell. A Fund may also use these contracts to hedge the value of a security it already owns, particularly if it expects a decline in the value of the currency in which the foreign security is quoted or denominated. The underlying currency value of each Fund's forward contracts will be limited to the value of securities to be bought and sold in that currency plus the value of the Fund's portfolio securities quoted or denominated in such currency. There is no other percentage limitation on any Fund's holdings of foreign currencies or forward contracts, except for the requirement that, under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. Contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Wright's ability to predict accurately the future exchange rate between foreign currencies. The ability to predict the direction of currency exchange rates involves skills different from those used in selecting securities.

Lending Portfolio Securities. Each Fund may seek to increase its total return by lending portfolio securities to broker-dealers or other institutional borrowers. Such loans are required to be continuously secured by collateral in cash, cash-equivalents and U.S. Government securities. During the existence of a loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest, if any, on investment of the collateral. However, the Fund may at the same time pay a transaction fee to such borrowers. A Fund may invest the proceeds it receives from a securities loan in the types of securities in which it may invest. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be of good standing and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis and collateral values will be continuously maintained at no less than 100% by "marking to market" daily. If the Investment Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Fund's total assets.


THE INVESTMENT ADVISER

     Each Fund has engaged Wright Investors' Service ("Wright"), 1000 Lafayette Boulevard, Bridgeport, Connecticut, to act as its investment adviser pursuant to Investment Advisory Contracts. Under the general supervision of the Trustees of the Trust, Wright furnishes the Funds with investment advice and management services. The Trustees of the Trust are responsible for the general oversight of the conduct of the Funds' business.

     Wright is a leading independent international investment management and advisory firm with more than 30 years' experience. Its staff of over 175 people includes a highly respected team of 70 economists, investment experts and research analysts. In addition to the Funds, Wright manages assets for bank trust departments, corporations, unions, municipalities, eleemosynary institutions, professional associations, institutional investors, fiduciary organizations, family trusts and individuals. Wright is also the investment adviser to The Wright Managed Equity Trust, The Wright Managed Income Trust, and The Wright Managed Blue Chip Series Trust (the "Wright Funds"). Wright operates one of the world's largest and most complete databases of financial information on over 12,000 domestic and international corporations. At the end of 1994, Wright managed approximately $4 billion of assets.

     An Investment Committee of six senior officers, all of whom are experienced analysts, exercises disciplined direction and control over all investment selections, policies and procedures for each Fund. The Committee, following highly disciplined buy-and-sell rules, makes all decisions for the selection, purchase and sale of all securities. The members of the Committee are as follows:

     JOHN WINTHROP WRIGHT, Chairman of the Investment Committee, Chairman and Chief Executive Officer of Wright Investors' Service. AB Amherst College. Before founding Wright Investors' Service in 1960, Mr. Wright was treasurer, St. John's College; Commander, USNR;

Executive  Vice  President,  Standard Air Services;
President, Wright Power Saw & Tool Corp.; Senior Partner, Andris Trubee & Co. (financial consultants); and Chairman, Rototiller, Inc. Mr. Wright has frequently been interviewed on radio and television in the United States and Europe and his published investment and financial writings are widely quoted. His testimony has often been requested by various House and Senate Committees of the Congress on matters concerning monetary policy and taxes. He participated in the 1974 White House Financial Summit on Inflation and the 1980 Congressional Economic Conference. He is a director of the Center for Financial Studies and a member of the Board of Visitors of the School of Business at Fairfield University, a fellow of the University of Bridgeport Business School and a
Trustee of the Institutes for the Development of Human Potential in Philadelphia. He is also a member of the New York Society of Security Analysts.


     JUDITH R. CORCHARD, Vice Chairman of the Investment Committee, Executive Vice President-Investment Management of Wright Investors' Service. Ms. Corchard attended the University of Connecticut and joined Wright Investors' Service in 1960. She is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     PETER M. DONOVAN, CFA, President of Wright Investors' Service. Mr. Donovan received a BA Economics, Goddard College and joined Wright Investors' Service from Jones, Kreeger & Co., Washington, DC in 1966. Mr. Donovan is the president of The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust and The Wright EquiFund Equity Trust. He is also director of EquiFund-Wright National Equity Fund, a Luxembourg SICAV. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     JATIN J. MEHTA, CFA, Executive Counselor and Director of Education of Wright Investors' Service. Mr. Mehta received a BS Civil Engineering, University of Bombay, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Mehta was an executive of the Industrial Credit Investment Corporation of India, a development bank promoted by the World Bank for financial assistance to private industry. He is a Trustee of The Wright Managed Blue Chip Series Trust. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     HARIVADAN K. KAPADIA, CFA, Senior Vice President -- Investment Analysis and Information of Wright Investors' Service. Mr. Kapadia received a BA (hon.) Economics and Statistics and MA Economics, University of Baroda, India and an MBA from the University of Bridgeport. Before joining Wright in 1969, Mr. Kapadia was Assistant Lecturer at the College of Engineering and Technology in Surat, India and Lecturer, B.J. at the College of Commerce & Economics, VVNagar, India. He has published the textbooks: "Elements of Statistics," "Statistics," "Descriptive Economics," and "Elements of Economics." He was appointed Adjunct Professor at the Graduate School of Business, Fairfield University in 1981. He is also a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.

 .
     MICHAEL F. FLAMENT, CFA, Senior Vice President -- Investment and Economic Analysis of Wright Investors' Service. Mr. Flament received a BS Mathematics, Fairfield University; MA Mathematics, University of Massachusetts and an MBA Finance, University of Bridgeport. He is a member of the New York Society of Security Analysts and the Hartford Society of Financial Analysts.


     Under Wright's Investment Advisory Contracts with the Trust on behalf of the Funds, each Fund is required to pay Wright a monthly advisory fee calculated at the annual rates (as a percentage of average daily net assets) set forth in the following table. However, for the 1995 fiscal year, Wright has agreed to reduce its advisory fee and reallocate certain expenses, if such action is necessary to keep each Fund's expense ratio at or below 2.00%.

                        ANNUAL % ADVISORY FEE RATES

       Under $500 Million    $500 Million to $1 Billion       Over $1 Billion
       ------------------    ----------------------------     ---------------

           0.75%                      0.73%                     0.68%

     In addition to compensating Wright for its advisory services to the Funds, the advisory fee schedule is intended to partially compensate Wright for the maintenance of the National Equity Indices which form the basis for the selection of securities for the Funds. Wright incurs significant expenses in maintaining the Indices, including: the cost of employing persons to research companies that are candidates for inclusion in or removal from an Index and to enter data into Wright's computerized international database; compensation to institutions in each country for research provided to Wright; expenses associated with travel to the countries for which Wright maintains Indices; and the costs of subscribing to numerous publications and making extensive use of long-distance telecommunications facilities.

     The need to compensate Wright for incurring these expenses in maintaining the Indices distinguishes the Funds from traditional index funds with portfolios that track independent published indices available at little or no cost to the funds' managers.

     Shareholders of the Funds who are also advisory clients of Wright may have agreed to pay Wright a fee for such advisory services. Wright does not intend to exclude from the calculation of the investment advisory fees payable to Wright by such advisory clients the portion of the advisory fee payable to the Funds. Accordingly, a client may pay an advisory fee to Wright in accordance with Wright's customary investment advisory fee schedule charged to investment advisory clients and at the same time, as a shareholder in a Fund, bear its share of the advisory fee paid by the Fund to Wright as described above.

     Prior to January 20, 1994 for the Belgium/Luxembourg, Japan, Nordic and Switzerland Funds and prior to August 25, 1994 for the Hong Kong, Italy,
Netherlands  and  Spain  Funds  under  the  Funds'  prior  investment   advisory
contracts, each Fund was required to pay Wright a monthly advisory fee calculated at the following annual rates: 0.50% of average daily net assets under $500 million; 0.48% of average daily net assets of $500 million and under $1 billion; and 0.43% of average daily net assets of $1 billion and over.

     The following table sets forth the net assets of each Fund that was offering its shares as at December 31, 1994 and the advisory fee rate paid from each such Fund during the fiscal year ended December 31, 1994. At December 31, 1994, the Australasia, Austria, Britain, Canada, France, Germany, Ireland, United States, Global, and International Funds had not commenced operations.

                                           Aggregate Net Assets      Fee Rate for the Fiscal Year
                                                at 12/31/94                 Ended 12/31/94
                                            ------------------          ----------------------

     Belgium/Luxembourg[1]                      $11,436,835                       0.75%
     Hong Kong                                   19,678,713                       0.61%
     Italy[*]                                     1,299,204                       0.56%
     Japan[2]                                     8,652,808                       0.75%
     Mexico[3]                                   13,422,346                       0.75%
     Netherlands                                  3,950,618                       0.54%
     Nordic[2]                                    8,711,898                       0.75%
     Spain                                        6,375,077                       0.58%
     Switzerland[2]                               3,812,535                       0.75%

[1] Start of business, February 15, 1994. [2] Start of business, February 14, 1994.
[3] Start of business, August 2, 1994.
[*] To enhance the net income of the Italy Fund,  Wright made a reduction of its advisory  fee in the amount of $12,039 and Wright was  allocated  $33,433 of expenses related to the operation of the Italy Fund.


     The following table sets forth the net assets of the Britain and Germany Funds at June 30, 1995 and the advisory fee rate paid from each such Fund during the period from the start of business to June 30, 1995. At June 30, 1995, the Australasia, Austria, Canada, France, Ireland, United States, Global, and International Funds had not commenced operations.

                                           Aggregate Net Assets         Fee Rate for the Period
                                                at 6/30/95                   Ended 6/30/95
                                            ------------------          ----------------------

     Britain[1]                                 $15,661,153                       0.75%
     Germany[2]                                  15,229,198                       0.75%

[1] Start of business, April 20,1995.  [2] Start of business, April 19, 1995.

     Pursuant to the Investment Advisory Contracts, Wright also furnishes for the use of each Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of each Fund. Other than those expenses expressly stated to be payable by Wright under its Investment Advisory Contract, each Fund is responsible for all expenses relating to its operations including, but not limited to, Wright's advisory fee; Eaton Vance's administration fee; fees pursuant to the Trust's Rule 12b-1 distribution plan; taxes, if any; custodian, legal and auditing fees; fees and expenses of Trustees who are not members of, affiliated with or interested persons of Wright or Eaton Vance; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the value of each Fund's net assets; printing and other expenses which are not expressly designated as expenses of Wright or Eaton Vance.

     Wright places the portfolio security transactions for each Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments. Wright seeks to execute the Funds' portfolio security transactions on the most favorable terms and in the most effective manner possible. Subject to the foregoing, Wright may consider sales of shares of the Wright Funds as a factor in the selection of broker-dealer firms to execute such transactions. Portfolio changes may be made by Wright without regard to the length of time a security has been held. However, it is not the intention of the Funds to engage in trading for short-term profits. The frequency of each Fund's portfolio transactions or turnover rate may vary from year to year depending on market conditions. A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for a Fund to qualify as a regulated investment company under the Internal Revenue Code. It is anticipated that the portfolio turnover rates of the Funds will not exceed 75% during the current fiscal year. The high portfolio turnover rate experienced by the Italy Fund is caused by a higher volume of redemptions, not portfolio trading.

     The investment advisory fees payable by the Funds may be higher than the advisory fees payable by many mutual funds; however, the Investment Adviser believes that such fees are consistent with the average fees payable by mutual funds which invest in foreign equity securities.


THE ADMINISTRATOR

     Each Fund engages Eaton Vance as its administrator under an Administration Agreement. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of each Fund, subject to the supervision of the Trust's Trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with Federal and state securities laws, supervising the activities of the Funds' custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders meetings and other administrative services necessary to conduct each Fund's business. Eaton Vance will not provide any investment management or advisory services to the Funds. For its services under the Administration Agreement, each Fund is required to pay Eaton Vance a monthly administration fee calculated at the annual rates (as a percentage of average daily net assets) set forth in the following table.


                       ANNUAL % ADMINISTRATION FEE RATES

            Under              $100 Million            $250 Million               Over
        $100 Million          to $250 Million         to $500 Million         $500 Million
        ------------          ---------------         ---------------         ------------

            0.10%                  0.06%                   0.03%                  0.02%


     The following table sets forth the administration fee rate paid by each Fund that was offering its shares at December 31, 1994.

                                             Administration Fee Rate
                                        for the Fiscal Year Ended 12/31/94
                                        ----------------------------------
     Belgium/Luxembourg[1]                             0.10%
     Hong Kong                                         0.10%
     Italy                                             0.10%
     Japan[2]                                          0.10%
     Mexico[3]                                         0.10%
     Netherlands                                       0.10%
     Nordic[2]                                         0.10%
     Spain                                             0.10%
     Switzerland[2]                                    0.10%


[1] Start of business, February 15,1994.[2] Start of business, February 14, 1994. [3] Start of business, August 2, 1994.


     The following table sets forth the administration fee rate paid by the Britain and Germany Funds during the period from the start of business to June 30, 1995.

                                             Administration Fee Rate
                                        for the Fiscal Year Ended 6/30/95
                                        ----------------------------------
     Britain[1]                                        0.10%
     Germany[2]                                        0.10%

[1] Start of business, April 20, 1995.  [2] Start of business, April 19, 1995.


Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. In addition to acting as the administrator of the Funds, Eaton Vance or its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $15 billion. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, fiduciary and banking services, oil and gas operations, real estate investment, consulting and management and the development of precious metals properties.


DISTRIBUTION EXPENSES

     In addition to the fees and expenses payable by each Fund in accordance with its Investment Advisory Contract and Administration Agreement, each Fund pays for certain expenses pursuant to a Distribution Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act and Article III,
Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

     The Trust has entered into a distribution contract with Wright Investors' Service Distributors, Inc. ("WISDI" or the "Principal Underwriter"), a wholly-owned subsidiary of Wright. Under this contract and the Plan, it is currently intended that each Fund will pay to WISDI for distribution services and personal and account maintenance services in connection with the Fund's shares, an annual fee equal to .25% of each Fund's average daily net assets. Appropriate adjustments to payments made pursuant to the Plan shall be made whenever necessary to assure that no payment is made by a Fund which exceeds the applicable maximum cap imposed on asset-based, front-end and deferred sales charges by Section 26(d) of Article III of the Rules of Fair Practice of the NASD.

     Pursuant to the Plan, the Trust, on behalf of each Fund, is authorized to compensate WISDI for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by WISDI in connection with the Fund's shares. The amount of such compensation, including compensation for personal and account maintenance services, paid during any one year shall not exceed .25% of the average daily net assets of the Fund. Such compensation shall be calculated and accrued daily and paid quarterly.

     Distribution services and expenses for which WISDI may be compensated pursuant to this Plan include, without limitation: compensation to and expenses incurred by Authorized Dealers and the officers, employees and sales representatives of Authorized Dealers and of WISDI; allocable overhead, travel and telephone expenses; the printing of prospectuses and reports for other than existing shareholders; the preparation and distribution of sales literature and advertising; and all other expenses (other than personal and account maintenance services as defined below) incurred in connection with activities primarily intended to result in the sale of the Funds' shares.

     Personal and account maintenance services include, but are not limited to, payments made to or on account of WISDI, Authorized Dealers and their respective officers, employees and sales representatives who respond to inquiries of, and furnish assistance to, shareholders concerning their ownership of Fund shares and their accounts or who provide similar services not otherwise provided by or on behalf of the Fund.

     The Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by WISDI. Accordingly, an amount equal to 1/365 of the annual distribution fee will be accrued on each day as an expense of each Fund, which will reduce its net investment income. If the Plan were terminated or not continued by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to WISDI. WISDI would be unable to recover the amount of any unreimbursed distribution expenditures made by WISDI. However, WISDI does not intend to make distribution expenditures at a rate that materially exceeds the rate of compensation received under the Plan.

     The following table shows the distribution expenses allowable to WISDI and paid by each Fund that was offering its shares at December 31, 1994 for the fiscal year then ended.

                                        Distribution Expenses                Distribution Expenses
                         Distribution        Reduced by        Distribution     Paid as a % of
                           Expenses         the Principal        Expenses       Fund's Average
                           Allowable         Underwriter       Paid by Fund     Net Asset Value
                        --------------   ---------------------  ------------  ----------------------
Belgium/Luxembourg[1]        $18,567               --             $18,567             0.25%
Hong Kong                     58,828               --              58,828             0.25%
Italy                          5,350           $5,350                   0             0.00%
Japan[2]                      16,751               --              16,751             0.25%
Mexico[3]                     21,206               --              21,206             0.25%
Netherlands                   18,036               --              18,036             0.25%
Nordic[2]                     16,774               --              16,774             0.25%
Spain                         18,071            2,300              15,771             0.22%
Switzerland[2]                12,586            4,025               8,561             0.17%

[1] Start of  business, February 15, 1994. [2] Start of  business, February  14, 1994. [3] Start of business,
   August 2, 1994.

     The following table shows the distribution expenses allowable to WISDI and paid by the Britain and Germany Funds for the period from the start of business to June 30,1995.

                                        Distribution Expenses                Distribution Expenses
                         Distribution        Reduced by        Distribution     Paid as a % of
                           Expenses         the Principal        Expenses       Fund's Average
                           Allowable         Underwriter       Paid by Fund     Net Asset Value
                        -------------   ---------------------  -------------  ----------------------
Britain[1]                    $7,040              --               $7,040             0.25%
Germany[2]                     6,993              --                6,993             0.25%

[1  Start of business, April 20, 1995.  [2] Start of business, April 19, 1995.

HOW THE FUNDS VALUE THEIR SHARES

     The Trust values the shares of each Fund once on each day the New York Stock Exchange ("NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The net asset value is determined in the manner authorized by the Trustees of the Trust by the Funds' custodian (as agent for the Funds) with the assistance of Wright for securities that involve valuation problems. Such determination is accomplished by dividing the number of outstanding shares of each Fund into its net worth (the excess of its assets over its liabilities).

     Portfolio securities traded on more than one United States national securities exchange or foreign securities exchange are valued by the Funds' custodian at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, unless those prices are deemed by Wright to be not representative of market values. Securities which cannot be valued at such prices, will be valued by Wright at fair value in accordance with procedures adopted by the Trustees. Foreign currencies, options on foreign currencies and forward foreign currency contracts will be valued at their last sales price as determined by published quotations or as supplied by banks that deal in such instruments. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar value at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent selected by Wright, unless such prices are deemed by Wright not to be representative of market values at the close of business of the NYSE. Securities for which market quotations are unavailable, restricted securities, securities for which prices are deemed by Wright not to be representative of market values and other assets will be appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value. Options traded on exchanges and over-the-counter will be valued at the last current sales price on the market where such option is principally traded. Over-the-counter and listed options for which a last sale price is not available will be valued on the basis of quotations supplied by dealers who regularly trade such options or if such quotations are not available or deemed by Wright not to be representative of market values, at fair value.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in a Fund's calculation of net asset value unless Wright deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

HOW TO BUY SHARES

     Shares of each Fund are sold without a sales charge at the net asset value next determined after the receipt of a purchase order as described below. The minimum initial investment in each Fund is $1,000, although this will be waived for investments in 401(k) tax-sheltered retirement plans. There is no minimum amount required for subsequent purchases. The $1,000 minimum initial investment is also waived for Bank Draft Investing accounts which may be established with an investment of $50 or more with a minimum of $50 applicable to each subsequent investment. Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares.

     Shares of each Fund may be purchased or redeemed through an investment dealer, bank or other institution. Charges may be imposed by the institution for its services. Any such charges could constitute a material portion of a smaller account. Shares may be purchased or redeemed directly from or with each Fund without imposition of any charges other than those described in this Prospectus.

     Purchases  By  Wire:   Investors  may  purchase   shares  by   transmitting
immediately available funds (Federal Funds) by wire to:

                     Boston Safe Deposit and Trust Company
                                One Boston Place
                                   Boston, MA

                                 ABA: 011001234
                                 Account 081345
                         Further Credit: (Name of Fund)
                       (Include your Fund account number)


     Initial purchase -- Upon making an initial investment by wire, an investor must first telephone the Order Department of the Funds at (800) 225-6265, Ext. 3, to advise of the action and to be assigned an account number. If this telephone call is not made, it may not be possible to process the order promptly. In addition, an Account Instructions form, which is available through WISDI, should be promptly forwarded to The Shareholder Services Group, Inc. (the "Transfer Agent") at the following address:

                        THE WRIGHT EQUIFUND EQUITY TRUST
                                    BOS 725
                                 P.O. Box 1559
                          Boston, Massachusetts 02104


     Subsequent Purchases -- Additional investments may be made at any time through the wire procedure described above. The Funds' Order Department must be immediately advised by telephone at (800) 225-6265, Ext. 3 of each transmission of funds by wire.


     Purchases By Mail: Initial Purchases -- The Account Instructions form available through WISDI should be completed by an investor, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the Fund whose shares are being purchased and mailed to the Transfer Agent at the above address.

     Subsequent Purchases -- Additional purchases may be made at any time by an investor by check, Federal Reserve draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of the relevant Fund at the above address. The sub-account, if any, to which the subsequent purchase is to be credited should be identified together with the sub-account number and, unless otherwise agreed, the name of the sub-account.


     Bank Draft Investing -- for regular share accumulation: Cash investments of $50 or more may be made through the shareholder's checking account via bank draft each month or quarter. The $1,000 minimum initial investment and small account redemption policy are waived for Bank Draft Investing accounts.


     Purchase Through Exchange of Securities: Investors wishing to purchase shares of a Fund through an exchange of portfolio securities should contact WISDI to determine the acceptability of the securities and make the proper arrangements. The shares of a Fund may be purchased, in whole or in part, by delivering to the Funds' custodian securities that meet the investment objective and policies of the relevant Fund, have readily ascertainable market prices and quotations and which are otherwise acceptable to the Investment Adviser and the Fund. The Trust will only accept securities in exchange for shares of the Funds for investment purposes and not as agent for the shareholders with a view to a resale of such securities. The Investment Adviser, WISDI and the Funds reserve the right to reject all or any part of the securities offered in exchange for shares of a Fund. An investor who wishes to make an exchange should furnish to WISDI a list with a full and exact description of all of the securities which he proposes to deliver. WISDI or the Investment Adviser will specify those securities which the Fund is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Funds'

Custodian and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Exchanged securities will be valued at their fair market value as of the date that the securities in proper form for transfer and the accompanying purchase order are both received by the Trust, using the procedures for valuing portfolio securities as described under "How the Funds Value Their Shares" on page 34. However, if the NYSE or appropriate foreign stock exchange is not open for unrestricted trading on such date, such valuation shall be on the next day on which the NYSE or foreign stock exchange is so open. In any event, all valuations are determined in good faith by or at the direction of the Trust's Trustees. The net asset value used for purposes of pricing shares sold under the exchange program will be the net asset value next determined following the receipt of both the securities offered in exchange and the accompanying purchase order. Securities to be exchanged must have a minimum aggregate value of $5,000. An exchange of securities is a taxable transaction which may result in realization of a gain or loss for Federal and state income tax purposes.

HOW SHAREHOLDER ACCOUNTS ARE MAINTAINED


     Upon the initial purchase of a Fund's shares, an account will be opened for the account or sub-account of an investor. Subsequent investments may be made at any time by mail to the Transfer Agent or by wire, as noted above. There is currently a $500 minimum account balance which is required to be maintained by Fund shareholders. The Trust has the right, upon 60 days' notice to shareholders, to involuntarily redeem shares, at the net asset value in accounts which do not meet this minimum account requirement. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. Confirmation statements indicating total shares of each Fund owned in the account or each sub-account will be mailed to investors quarterly and at the time of each purchase (other than reinvestment of dividends or distributions) or redemption. The issuance of shares will be recorded on the books of the relevant Fund. The Trust does not issue share certificates.


DISTRIBUTIONS AND DIVIDENDS BY THE FUNDS


     The Trust intends to pay dividends from the net investment income of each Fund as shown on the Fund's books at least annually. Any realized net capital gains from the sale of securities in a Fund's portfolio or from transactions in forward contracts or options (reduced by any available capital loss carryforwards from prior years) will be also paid at least annually. Shareholders may reinvest dividends, and accumulate capital gains distributions, if any, in additional shares of the same Fund at the net asset value as of the ex-dividend date. Unless shareholders otherwise instruct, all distributions and dividends will be automatically invested in additional shares of the same Fund. Alternatively, shareholders may reinvest capital gains distributions and direct that dividends be paid in cash, or that both dividends and capital gains distributions be paid in cash.

TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund is treated as a separate entity for Federal income tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a regulated investment company for Federal income tax purposes. In order to so qualify, each Fund must meet certain requirements with respect to sources of income, diversification of assets, and distributions to shareholders. Each Fund does not pay Federal income or excise taxes to the extent that it distributes to its shareholders all of its net investment income and net realized capital gains in accordance with the timing requirements of the Code. None of the Funds will be subject to income, corporate excise or franchise taxation in Massachusetts in any year in which it qualifies as a regulated investment company under the Code.

     For Federal income tax purposes, a shareholder's proportionate share of distributions from each Fund's net investment income and net short-term capital gains as well as distributions of certain foreign currency gains is taxable as ordinary income, whether received in cash or reinvested in additional shares. It is not expected that any portion of a Fund's distributions (with the possible exception of certain distributions from Global Fund and/or United States Fund) will qualify for the corporate dividends-received deduction. A shareholder's proportionate share of distributions of each Fund's net long-term capital gains is taxable as long-term capital gains whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the Fund shares. Distributions on Fund shares shortly after their purchase, although in effect a return of a portion of the purchase price, are generally subject to Federal income tax. Distributions declared by a Fund in October, November or December of any calendar year to shareholders of record as of a date in such month and paid the following January will be treated for Federal income tax purposes as having been received by the shareholder on December 31 of the year in which they are declared.

     In order to avoid Federal excise tax, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 of such year or, at the election of a Fund with a taxable year ending on December 31, for such taxable year and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no Federal income tax.

     A Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) that it derives from investments in foreign securities and may make an election under
Section 853 of the Code that would allow shareholders to claim a credit or deduction on their Federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of qualified taxes paid by such Fund to foreign countries. This election may be made only if more than 50% of the assets of the Fund at the close of a taxable year consists of securities in foreign corporations. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations at the Fund and shareholder levels.

     Annually, shareholders of each Fund that are not exempt from information reporting requirements will receive information on Form 1099 to assist in reporting the prior calendar year's distributions and redemptions (including exchanges) on Federal and state income tax returns. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Funds or the redemption (including an exchange) of Fund shares in their own states and localities. Under Section 3406 of the Code, individuals and other non-exempt shareholders will be subject to backup withholding of 31% on taxable distributions made by a Fund and on the proceeds of redemptions (including exchanges) of shares of the Fund if they fail to provide to a Fund their correct taxpayer identification numbers and certain required certifications or if the Internal Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is otherwise subject to such withholding. If such withholding is applicable, such distributions and proceeds will be reduced by the amount of tax required to be withheld.

     Special tax rules apply to IRA accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Shareholders who are not United States persons should also consult their tax advisers about the potential application of certain U.S. taxes, including a U.S. withholding tax at the rate of 30% (or lower treaty rate) on distributions representing ordinary income to them (including foreign taxes deemed to be paid by them), and of foreign taxes to their investment in the Funds.


HOW TO EXCHANGE SHARES

     Shares of any Fund may be exchanged for shares of the other funds in The Wright Managed Equity Trust, The Wright Managed Income Trust or The Wright EquiFund Equity Trust at net asset value at the time of the exchange.

     This exchange offer is available only in states where shares of such other fund may be legally sold. Each exchange is subject to a minimum initial investment of $1,000 in each fund.

     Shareholders purchasing shares from an Authorized Dealer may effect exchanges between the above funds through their Authorized Dealer who will transmit information regarding the requested exchanges to the Transfer Agent.

     The Shareholder Services Group, Inc. makes exchanges at the next determined net asset value after receiving a request in writing mailed to the address provided under "How To Buy Shares."

     Telephone exchanges are also accepted if the exchange involves shares valued at less than $50,000 and on deposit with The Shareholder Services Group, Inc. All shareholders are automatically eligible for the telephone exchange privilege. To effect such exchanges, call The Shareholder Services Group, Inc. at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern time). All such telephone exchanges must be registered in the same name(s) and with the same address and social  security or other taxpayer identification number as are registered with the Fund from which the exchange is being made. See "How to Redeem Or Sell Shares -- By Telephone" for a description of the procedures the Funds employ to ensure that instructions communicated by telephone are genuine. None of the Trust, the Funds, the
Principal Underwriter or The Shareholder Services Group, Inc. will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Funds, the Principal Underwriter or The Shareholder Services Group, Inc. may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. Generally, shareholders will be limited to four Telephone Exchange round-trips per year and a Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of the Fund into another Wright Fund, and then back to the Fund). The Trust believes that use of the Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, the Trust generally will not honor requests for exchanges, including Telephone Exchanges, by shareholders identified by the
Trust as "market-timers." When calling to make a telephone exchange, shareholders should have available their account number and social security or other taxpayer identification numbers.

     Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Any exchange request may be rejected by a Fund or the Principal Underwriter at its discretion. The exchange privilege may be changed or discontinued without penalty at any time. Shareholders will be given 60 days' prior notice of any termination or material amendment of the exchange privilege. Contact the Transfer Agent, The Shareholder Services Group, Inc., for additional information concerning the Exchange Privilege.

     A shareholder should read the prospectus of the other fund and consider the differences in objectives and policies before making any exchange. Shareholders should be aware that for Federal and state income tax purposes, an exchange is a taxable transaction which may result in recognition of a gain or loss.



HOW TO REDEEM OR SELL SHARES

     Shares of a Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good order as described below. Proceeds will be mailed within seven days of such receipt. However, at various times a Fund may be requested to redeem shares for which it has not yet received good payment. If the shares to be redeemed represent an investment made by check, each Fund will delay payment of the redemption proceeds until the check has been collected which, depending upon the location of the issuing bank, could take up to 15 days. For Federal and state income tax purposes, a redemption of shares is a taxable transaction which may result in recognition of a gain or loss.

     Through Authorized Dealers: Shareholders using Authorized Dealers may redeem shares through such Dealers.

     By Telephone: All shareholders are automatically eligible for the telephone redemption privilege, unless the account application indicates otherwise. Shareholders may effect a redemption by calling the Funds' Order Department at 800-225-6265, (8:30 a.m. to 4:00 p.m. Eastern time). In times when the volume of telephone redemptions is heavy, additional phone lines will automatically be added by the Funds. However, in times of drastic economic or market changes, a telephone redemption may be difficult to implement. When calling to make a telephone redemption, shareholders should have available their account number. A telephone redemption will be made at that day's net asset value, provided that the telephone redemption request is received prior to 4:00 p.m. on that day. Telephone redemption requests received after 4:00 p.m. will be effected at the net asset value determined for the next trading day. Payment will be made by check to the address of record or, if an appropriate election was made on the application form, by wire transfer to the bank account or address designated. Payment is normally made within one business day after receipt of the redemption request in good order. Trust Departments may make redemptions and deposit the proceeds in checking or other accounts of clients, as specified in instructions furnished to the Funds at the time of initially purchasing Fund shares. None of the Trust, the Funds, the Principal Underwriter or The Shareholder Services Group, Inc. will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures have been followed to confirm that instructions communicated are genuine, and if such procedures are not followed, the Trust, the Funds, the Principal Underwriter or The Shareholder Services Group, Inc. may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     Also, shareholders may effect a redemption by calling the Funds' Transfer Agent, The Shareholder Services Group, Inc., at 800-262-1122 (8:30 a.m. to 4:00 p.m. Eastern time) if the redemption involves shares valued at less than $50,000 and on deposit with The Shareholder Services Group, Inc. Payment will be made by check to the address of record. Telephone instructions will be tape recorded.

     By Mail: A shareholder may also redeem all or any number of shares at any time by mail by delivering the request with a stock power to the Transfer Agent, The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston,
Massachusetts 02104. As in the case of telephone requests, payments will normally be made within one business day after receipt of the redemption request in good order. Good order means that written redemption requests or stock powers must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the NYSE's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to The Shareholder Services Group, Inc. In addition, in some cases, good order may require furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

     The right to redeem shares of a Fund and to receive payment therefor may be suspended at times (a) when the securities markets are closed, other than customary weekend and holiday closings, (b) when trading is restricted for any reason, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) when the Securities and Exchange Commission by order permits a suspension of the right of redemption or a postponement of the date of payment or redemption.

     Due to the relatively high costs of maintaining small accounts, each Fund reserves the right to redeem fully at net asset value any Fund account
(including accounts of clients of fiduciaries) which at any time, due to redemptions or exchanges, amounts to less than $500 for that Fund; any shareholder who makes a partial redemption which reduces his account in a Fund to less than $500 would be subject to the Fund's right to redeem such account. Prior to the execution of any such redemption, notice will be sent and the shareholder will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum of $500 per Fund. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


PERFORMANCE AND YIELD INFORMATION

     From time to time a Fund may publish its yield and/or average annual total return in advertisements and communications to shareholders. The current yield for a Fund will be calculated by dividing the net investment income per share during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. A Fund's average annual total return is determined by computing the annual percentage change in value of $1,000 invested at the public offering price (i.e., net asset value per share) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value.

     Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what an investor's yield or total return may be in any future period. The reduction of fees or assumption of expenses by Wright, WISDI or Eaton Vance will result in a Fund's higher performance.


OTHER INFORMATION

    The Trust is a business trust established under Massachusetts law and is an open-end management investment company. The Trust was established pursuant to a Declaration of Trust dated July 14, 1989, as amended and restated December 20, 1989 and further amended April 13,

1995 to change the name of the Trust from EquiFund - Wright National Fiduciary Equity Funds to The Wright EquiFund Equity Trust. The Trust consists of nineteen SERIES. Each Fund's activities are supervised by the Trustees of the Trust.

     Although each Fund is offering only its own shares, since the Funds use this combined Prospectus, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund. The Trustees have considered this factor in approving the use of a combined Prospectus.

     The Trust's shares of beneficial interest have no par value and may be issued in two or more series or "funds." The Trustees are empowered by the Declaration of Trust and By-laws to change the name of any existing series and to create additional series without obtaining shareholder approval. The Trust's shares may be issued in an unlimited number by its Trustees. Each share of a series represents an equal proportionate beneficial interest in that series and, when issued and outstanding, the shares are fully paid and non-assessable by the relevant series. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of the net asset value of a series which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees of the Trust can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees. As of September 15, 1995, Resources Trust Co., P.O. Box 3865, Englewood, CO was the record holder of 94.4%, 97.3%, 97.3%, 59.4%, 56.3%, 70.4%, 71.0% and 78.6%, respectively, of the outstanding shares of the Belgium/Luxembourg, Britain, Germany, Hong Kong, Japan, Netherlands, Nordic, and Switzerland Funds held on behalf of its clients; Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA was the record holder of 60.5%, 25.1% and 39.8%, respectively, of the outstanding shares of the Italy, Japan and Mexico Funds held on behalf of its clients; and First Trust Corp., P.O. Box 17376, Denver, CO, was the record holder of 42.7% of the outstanding shares of the Spain Fund held on behalf of its clients. Shares will be voted by individual series except to the extent required by the 1940 Act. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of a series, shareholders are entitled to share pro rata in the net assets of that series available for distribution to shareholders, and in any general assets of the Trust not allocated to a particular series by the Trustees.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trustees shall only be liable in cases of their willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of a Trustee when requested so to do by the record holders of not less than 10% of the Trust's outstanding shares.




TAX-SHELTERED RETIREMENT PLANS


     The Funds may be suitable investments for Individual Retirement Account Plans for individuals and their non-employed spouses, Pension and Profit Sharing Plans for self-employed individuals, corporations and non-profit organizations, or 401(k) tax-sheltered retirement plans. The minimum initial purchase of $1,000 per Fund may be waived for investments by 401(k) plans.

     For more information, contact your Authorized Dealer or write to:

                  Wright Investors' Service Distributors, Inc.
                            1000 Lafayette Boulevard
                         Bridgeport, Connecticut 06604

                            or call: (800) 888-9471

                                  APPENDIX
                      -----------------------------------
                       INFORMATION CONCERNING THE NATIONS
                         IN WHICH THE FUNDS WILL INVEST



     The Funds (other than the United States Fund) will invest in securities quoted or denominated in the currencies of countries other than the United States. The following summaries are designed to provide a general discussion of economic and other conditions in each of these countries. The information in these summaries has been derived from sources that Wright believes to be reliable, but the data has not been independently verified.

     International investments, like many things, have both benefits and risks. The benefits are real and can be quite substantial. One of the key benefits is diversification, as the correlation among international securities tend to be much lower than the correlation among securities within any single country. There are also risks to be considered. Investors in any single country should understand the economic potential of investments in such a country as well as the relationship of the currency of that country to the investor's own currency. Several other items must be considered by the investor including the reliability of information about the various companies within the country, legal restrictions, and the economic and social characteristics that are unique to each country. See Appendix B in the Statement of Additional Information for additional economic and financial information about countries in which the Funds may invest. The Wright EquiFunds limit their investment consideration to the world's major industrialized nations and to those nations for which WORLDSCOPE(R), the information database of Wright Investors' Service, provides comprehensive and reliable investment information. Wright Investors' Service believes that WORLDSCOPE(R) has counteracted the lack of quality information which has been a major problem for the international investor.


                     POLITICAL AND ECONOMIC CONSIDERATIONS


     Potential international investors must be aware of political and economic actions which might change the investment environment. For example, the members of the European Union (EU) (successor to the European Communities EC, the Common Market), which is the designation of three organizations (the European Economic Community or EEC, the European Coal and Steel Community, and the European Atomic Energy Community) with common membership and, since July of 1967, a common executive, have agreed that a single European market will remove all barriers to free trade and free movement of capital and people. The effect of European unification will be to create a major economic trading unit composed of the entire fifteen members of the EU (Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and Sweden). The macroeconomic effects of such unification could be substantially higher economic growth. Economies of scale and lower costs could lead to reduced inflation while fiscal reform and budget restraint might reduce budget deficits despite an initial higher rate of unemployment. It is not possible to predict the precise impact of European unity or if all the program goals incorporated in the Maastricht Treaty of 1991 will be achieved. However, Wright believes that European economic integration offering substantial long-term economic benefits to the member nations will ultimately come to pass.

     The European Currency Unit (ECU) is the official accounting unit of the EEC and, as such, is used by member nations for budgetary purposes in setting common agricultural prices and in the accounts of the EU institutions since the implementation of the European Monetary System (EMS) in March of 1979. The major aim of the EMS is to achieve close monetary and economic cooperation among the member countries of the EU and, in particular, to create a zone of monetary stability. The ECU is an open-basket currency whose value is based on the weighted value of the member currencies with weights based on each member's share of intra-Europe trade and the relative size of its GDP. Each member nation values its currency in terms of the ECU. Nine of the member currencies (Dutch guilder, German mark, Austrian schilling, Belgian franc, Portuguese escudo, Danish prone, French franc, Irish punt and Spanish peseta) form the EMS grid. If an EMS grid member's currency deviates more than 15% (2.25% for the mark and guilder) of the agreed central rates against the other members of the mechanism, the member nation must take steps to correct the problem or to either devalue or revalue its currency. Following the currency turmoil of 1992, Great Britain and Italy withdrew from the EMS's exchange Rate mechanism effectively devaluing the pound and the lira. They have remained outside the EMS but continue to measure the value of their currency against the EMS grid. Spain and Italy devalued their currency against the EMS grid in March of 1995.

     The "official ECU" is used between European monetary authorities to settle debts they incur with one another as a result of their interventions in the currency markets. There is also a private or commercial ECU, the use of which has increased substantially over the last few years. Its stature increased with the issue of the first Euro-ECU bonds in 1981, and it is now one of the most widely used currencies for international bond issuance. The ECU enjoys greater popularity than was envisioned at its inception in 1979. It is known far beyond Europe as a currency unit freely convertible into all major currencies. It is widely used to price, invoice, and settle transactions involving goods and services. Thousands of Europeans now use ECU's to buy cars, pay hotel bills or transact other business on ECU credit cards and on ECU-denominated checking accounts or travelers checks.

     There are other examples of political and economic events, some quite dramatic, which impact the investment environment. In the past decade, there has been world-wide movement towards "privatization" of government owned and operated companies. Examples include the water companies in the Great Britain, the banks in France, etc. The economies of Austria and Portugal are especially expected to benefit from privatization in the coming years.

     Recent dramatic developments in the former Soviet Union, the Eastern Bloc nations, China, Central America, and South Africa can be expected to have a major, but as yet not fully predictable, impact on the world in general and the nations in which the Fund will invest in particular. It remains to be seen if the fledgling democracies can successfully cope with the many economic dislocations which have accompanied the fall of the old order. It also remains to be seen what reactions other nations will have towards a reduced Soviet military threat and potential for increased trade.

     The dismantling of the Berlin Wall in November of 1989 led to the economic unification of the economically weak East Germany with the economically strong West Germany in July 1990. This was followed by the political unification on October 3, 1990.

     The European Free Trade Association (EFTA) consisting of Austria, Iceland, Norway, Portugal, Sweden, and Switzerland with associated member Finland, was created in January of 1960 with the objective to gradually reduce customs duties and quantitative restrictions between members on industrial products. All tariffs and quotas were eliminated by year-end 1966. EFTA entered into free-trade agreements with the EU in January of 1973. Trade barriers were removed by July 1976. EFTA is expected to expand to include Central European countries. The world-wide trade movement towards increasingly Free Market economies has been helped by the establishment of the World Trade Organization
(WTO) successor to GATT.


     Members of the North Atlantic Treaty Organization (NATO) (Belgium, Canada, Denmark, France, Great Britain, Iceland, Italy, Luxembourg, Netherlands, Norway, Portugal, the United States, Greece, Turkey, Germany, and Spain) agreed to settle disputes by peaceful means, to develop individual and collective capacity to resist armed attack, and to regard an attack on one as an attack on all. With the demise of the former Warsaw Pact nations of the communist world, political tensions in Europe appear to have materially eased.


     The Organization for Economic Cooperation and Development (OECD) was established in September of 1961 to promote economic and social welfare in member countries and to stimulate and harmonize efforts on behalf of developing nations. The OECD collects and disseminates from its Paris headquarters economic and environmental information to members which represent nearly all the industrialized "free market" countries: Australia, Austria, Belgium, Great Britain, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United States and with Yugoslavia as an associate member.

                       RESTRICTIONS ON FOREIGN INVESTMENT


     Another issue which must be addressed by global investors is the possibility of investment restrictions. Some countries impose restrictions on foreigners investing in their country. These restrictions may limit the amount of foreign investment or in some cases create a separate class of securities which may be purchased by foreigner investors at a different price from similar securities purchased by domestic investment. The countries in which the Funds will invest do not impose restrictions on portfolio investments although Sweden and Switzerland do have two classes of shares (see below) while Italy, Sweden, and Japan do have some special regulations which the Fund must comply with. Other potential pitfalls to foreign investment include high transaction costs, including brokerage fees, stock turnover taxes, exchange rates, and miscellaneous costs. These vary widely by type of investment and by country.
Consideration must also be given to withholding taxes. Most countries levy non-refundable withholding taxes on interest and dividend income earned by non-residents on domestic investments. The withholding tax rates disclosed below are subject to changes. While the existence of reciprocal tax treaties between many countries may to some extent mitigate that impact, such treaties are frequently not available to institutions such as open-ended mutual funds. Note that unlike in the U.S. and Canada, where dividends are geneally paid quarterly, dividends in most nations are paid only once (annually) or twice (semi-annually) a year. Liquidity or the ability of an investor to dispose of his or her holdings quickly at a reasonable cost may be a special concern with foreign investments. Sometimes there may be difficulties involved in selling instruments in those countries where secondary markets are not broad or actively traded. Political or sovereign risk is still another concern. This addresses the issue of whether the government may take action which would reduce the value of an investor's assets. The industrial nations involved with the Funds are basically stable and, except as noted under Political and Economic Considerations above, it is not believed that there would be a significant change due to an election or revolution. However, one nation, Hong Kong, will be taken over by the Chinese government in 1997 and there is considerable uncertainty as to the impact of such a takeover.

     The size of the markets is another concern. In December of 1994, FT Actuaries/Goldman Sachs calculated the world equity market at some U.S. $9,186 billion. This market is dominated by the U.S. ($3,296 billion) and Japan ($2,747 billion). Other nations of significant size include Switzerland ($225 billion), Italy ($133 billion), France ($330 billion), Canada ($148 billion), Germany ($339 billion), and Great Britain ($905 billion). In 1991, world equity markets posted sharp advances despite concerns about the U.S. deficit, world debt and recession in a good part of the world. In 1994, the Financial Times Actuaries World Index, which is composed of around 2,200 securities from 24 nations, posted a total return of 5.8% in 1994 in terms of U.S. dollars. The FT-Actuaries World Index showed a total return of 19.8% for 1993 following a 5.1% decline in 1992. Following is a table summarizing the market capital, total return performance, price/earnings ratios and normal settlement time.

                       Market     1992      1993      1994      1994
   NATION              Capital  FT Index  FT Index  FT Index  P/E Ratio  SETTLEMENT
                         (1)       (2)       (2)       (2)       (2)
-------------------------------------------------------------------------------------------------------------


   Australia            143.4    -13.4%     38.3%      6.5%    16.4      Five business days
   Austria               13.1    -13.9%     34.0%     -0.2%    34.5      Second Monday after trading week
   Belgium               64.8     -2.5%     27.8%      7.8%    14.5      Cash market -- same day
   Canada               148.2    -12.3%     20.8%     -2.2%    26.6      Five business days
   Denmark               34.2    -29.1%     34.5%      3.1%    25.7      Three business days
   Finland               28.4     -8.7%     78.9%     52.1%    13.3      Five business days
   France               330.5      1.4%     23.5%     -4.2%    24.9      Usually last business day of month
   Germany              339.4     -9.1%     37.7%      4.0%    32.0      Two business days
   Great Britain        905.1     -2.3%     23.8%     -1.2%    16.8      Two-week rolling average
   Hong Kong            164.9     30.4%    128.3%    -31.3%    11.9      Next business day
   Ireland               14.8    -15.6%     41.3%     15.1%    10.9      Bi-weekly
   Italy                133.2    -24.5%     28.0%     11.6%    35.8      Usually last business day of month
   Japan              2,747.3    -21.9%     25.0%     21.5%    91.9      Three business days
   Luxembourg              --        --        --        --      --     --
   Malaysia             100.7     25.4%    130.7%    -17.7%    31.3      See note (3)
   Mexico                51.6     19.8%     46.4%    -40.0%    14.9      Two business days, see note (4)
   Netherlands          181.5      3.7%     36.6%     12.6%    14.9      Within 10 days
   New Zealand           18.9     -3.3%     65.3%      7.9%    16.5      Five business days
   Norway                10.8    -21.5%     32.7%     20.7%    18.2      Seven business days
   Singapore             56.8     -0.8%     75.3%      3.2%    26.4      Tuesday of the following week
   Spain                 91.9    -21.2%     25.3%     -1.4%    12.4      Wednesday of the following week
   Sweden                85.6     -6.0%     20.7%     19.5%    14.1      Five business days
   Switzerland          225.1     15.2%     44.3%      5.0%    17.4      Three business days
   United States      3,296.0      8.0%      9.6%      1.7%    16.5      Five business days
-------------------------------------------------------------------------------------------------------------

     (1)  Billions of U.S.  $.  Estimated  by  FT-Actuaries  World  IndicesTM/SM
include approximately 2,200 securities in 24 national indices. Excludes investment companies and foreign domiciled companies. (e): Estimated -- Malaysia and Singapore are not reported separately.

     (2) Total return measured in U.S. $. P/E ratio at year-end 1993. FT-Actuaries World IndicesTM/SM include approximately 2,200 securities in 24 national indices.

     (3) Kuala Lumpur Exchange. "Ready Bargains" settle not later than 3:00 pm on: 1) Wednesday of the week following the trading period when the clients are selling; 2) Thursday of the week following the trading period when brokers are dealing with SCANS (Securities Network Services); 3) Friday of the week following the trading period when SCANS is dealing with buying brokers.

     (4) For Exchange Traded Securities.

                                COUNTRY SUMMARIES
                            ------------------------
AUSTRALIA is located southeast of Asia. The Indian Ocean is west and south, the Pacific Ocean is east. The population, which is growing at 1.5% a year, is estimated to be 18 million with a density of 6 people per square mile. Major cities are Sydney, Melbourne, Brisbane, Adelaide, and Perth. Iron, steel, textiles, electrical equipment, chemicals, autos, aircraft, ships, machinery, cattle, and wool are the chief industries. The currency is the Australian dollar (December 1994: AUD 1.29 = $1 U.S). The Gross Domestic Product was U.S. $281 billion in 1993, or about $15,911 per capita. The 1994 current account trade balance is estimated to have been negative $13 billion. According to the OECD, real GDP growth was around 4.3% in 1994 and should average around 4.0% per year in 1995-96.
     Australia is a major power in the Southeast Pacific with close ties to Japan and Southeast Asia. It is an important agricultural nation and is the world's primary wool producer. There are seven stock exchanges in Australia with the major ones being the Australian Stock Exchange and the Sydney Stock Exchange both based in Sydney; Adelaide, Brisbane, Hobart, Melbourne and Perth. Dividends on Australian shares are usually paid semi-annually. Companies occasionally issue bonus shares which, since they are issued without any corresponding capital inflow, automatically dilute shareholders' value. However, shareholders wealth is unaffected and, as the dividend rate is usually maintained on the increased number of shares, a bonus issue effectively results in the increase of the dividend return. Australia has always relied on foreign capital to assist in financing economic development. Foreigners are free to invest in most sectors of the economy. Exchange controls were, for the most part, abolished at the end of 1983. Those that remain are essentially designed to combat international tax avoidance.
     Dividends are exempt from withholding tax to the extent they qualify as franked dividends. In general, dividends are franked if they are paid out of profits that have borne corporate income tax at the full rate of 39%. If the dividends are unfranked, a final withholding tax of 30% is levied.

AUSTRIA is located in southcentral Europe. Its neighbors are Switzerland, Liechtenstein, Germany, Czechoslovakia, Hungary, Yugoslavia and Italy. The population is estimated to be 8 million. Major cities are Vienna, Graz and Linz. Steel, machinery, autos, electrical and optical equipment, glassware, sport goods, paper, textiles, chemicals and cement are the chief industries. The currency is the Schilling (December 1994: ATS 11.10 = $1 U.S.). The Gross Domestic Product was $190 billion in 1993, or $23,750 per capita. Agriculture makes up 3% of the GDP, the industrial section 38% and the service sector 59%. Defense spending is 1.2% of the GDP while education spending equals 6.0%. The 1993 current account trade balance was negative $926 million. Austria joined the European Union in 1994.
     The relatively small size of Austria's securities markets may make it difficult for the Austrian National Fiduciary Equity Fund to effect purchases or sales of portfolio securities without causing an increase or decrease in the market price of such securities. The trading activities of competing investment companies may also have an adverse effect on securities prices or reduce the availability of securities appropriate for inclusion in the Fund's portfolio. Frequently, trading in Austria is
accomplished   "off-exchange"   through  banks  which  may  also  serve  as
broker/dealers and investment advisers. Since these banks may simultaneously be dealing for their own account or the account of clients in such instances, such "off-exchange" trading could involve conflicts of interest.
     Austria produces most of its food as well as an array of industrial products. Historically, a large part of the economy is controlled by state enterprises but this is changing through the increasing privatization of such enterprises. The rate of non-refundable dividend withholding tax is currently 20%.

BELGIUM is located in northwest Europe on the North Sea. The population is estimated to be 10 million. There are two main ethnic groups. The Dutch-speaking Flemish make up about 60% of the population located in the north and west of the country; and the French-speaking Walloons account for the remaining 40% and are located to the south and east. The divisions between these two groups are not only linguistic but also economic, social and cultural. Brussels is officially bi-lingual, and English and German are widely used for business purposes and by visitors. Major cities are Brussels, Antwerp, Ghent, Charleroi and Liege. Steel, glassware, diamond cutting, textiles and chemicals are the chief industries. The currency is the Belgian Franc (December 1994: BEF 31.83 = $1 U.S.). The Gross Domestic Product was $218 billion in 1992, or $21,750 per capita. The 1993 current account trade balance was positive $7.4 billion. Belgium is a member of the European Union.
     Exchange   control  is  mainly  concerned  that  settlements  with  foreign countries are made through the appropriate exchange market. There are, in general, no restrictions on portfolio investments. The rate of non-refundable dividend withholding tax is currently 25%.

CANADA, the world's second largest country, is located in North America, southward from the North Pole to the U.S. border. The population is estimated to be 27 million. Canada is divided into ten provinces and two territories. It is an urban society with most of the principal cities located close to the U.S. border. Both English and French are official languages, but French predominates in the Province of Quebec where it is the official working language while English is used throughout the rest of the country. Major cities are Montreal, Toronto, Vancouver, Ottawa-Hull, Edmonton, Calgary, and Quebec. Mining, oil and gas, paper and forest products, consumer products, industrial products, chemicals, real estate, construction, transportation, finance, and communications are the chief industries. The currency is the Canadian dollar (December 1994: CAD 1.40 = $1 U.S.). The Gross Domestic Product was $539 billion in 1993, or about $20,000 per capita. The 1993 current account trade balance was negative $21.9 billion. Canada is a participant in the North American Free Trade Agreement (NAFTA) along with the U.S.A. and Mexico.
     The market value of equity shares of domestic companies on the Toronto Exchange, the largest of the five exchanges, on December 31, 1992 was around $200 billion. There is also a large over the counter market run by approximately 200 broker/dealers and a few banks. Dividends on common shares are usually paid quarterly. Calgary, Winnipeg, Montreal, and Vancouver also have stock exchanges. Canada has no restrictions on foreign exchange. The non-refundable dividend withholding tax rate is currently 25%.

DENMARK is located in northern Europe, separating the North and Baltic Seas. The population is estimated to be around 5 million. Major cities are Copenhagen and Arhus. Machinery, textiles, furniture, electronics and dairy are the chief industries. The currency is the Danish Krone (December 1994: DKK 6.09 = $1 U.S.). The Gross Domestic Product was $128 billion in 1993, or around $25,800 per capita. The 1993 current account trade balance was positive $4.5 billion. Denmark is a member of the European Union.
     There are no restrictions on portfolio investments. The non-refundable dividend withholding tax rate is currently 30%.

FINLAND is located in northern Europe. Its neighbors are Norway, Sweden and Russia. The population is estimated to be 5 million. Major cities are Helsinki, Tampere and Turku. Machinery, metal, ship building, textiles and clothing are the chief industries. The currency is the Finnish Markka (December 1994: FIM
4.74 = $1 U.S.). The Gross Domestic Product was $101 billion in 1993, or about $21,000 per capita. The 1993 current account trade balance was negative $820 million. Finland is a member of the European Union.
     Purchases of shares on the Helsinki Stock Exchange (the only Stock Exchange in Finland) or OTC (second tier) market are not subject to restriction. The non-refundable dividend withholding tax rate is currently 25% to non-residents.

FRANCE, the largest country in western Europe, is located between the Atlantic Ocean and the Mediterranean Sea. The population is estimated to be 57 million. Major cities are Paris, Marseille, Toulousek Nice, Nantes, Strasbourg, and Bourdeaux. Steel, chemicals, autos, textiles, wine, perfume, aircraft and electronic equipment are the chief industries. The currency is the French Franc (December 1994: FRF 5.35 = $1 U.S.). The Gross Domestic Product was $1,204 billion in 1993, or around $22,000 per capita. The 1993 current account trade balance was negative $10 billion. France is a member of the European Union. Portfolio investment is generally not restricted. The non-refundable dividend withholding tax rate is currently 25%.

GERMANY is located in central Europe with Denmark on the north, Netherlands, Belgium, Luxembourg and France on the west, Switzerland and Austria on the south and Poland and Czechoslovakia to the east. The dismantling of the Berlin Wall in November 1989 led to the economic unification of East and West Germany in July of 1990. Political unification followed on October 3, 1990. The population is estimated to be 81 million. Major cities are Berlin, Munich, Hamburg, Cologne, Frankfurt, Dortmund, Dusseldorf, Leipzig, Dresden and Stuttgart. Steel, ships, autos, machinery, coal and chemicals are the chief industries. The currency is the Deutschemark (December 1994: DEM 1.55 = $1 U.S.). The Gross Domestic Product for Western Germany was $1,646 billion in 1993, or about $20,500 per capita. Germany is a member of the European Union.
     Frankfurt is the largest of the eight stock exchanges in Germany, and is considered the center of trading activity. Hamburg and Munich are also important, while Berlin, Dusseldorf, Hanover, Bremen, and Stuttgart are regional exchanges only. The equity market is not considered to be an especially important component of Germany's capital markets since equity issues are not a major source of financing for German corporations. The shares of approximately 600 companies are listed for trading on stock exchanges, but perhaps only 100 or so of these would be considered suitable for investor trading as many issues listed are tightly controlled private groups and banks. Equity markets in Germany are dominated by the German Banks and most brokerage is conducted through the major banks, all of which have seats on the major exchanges. There are two basic types of German companies: Aktiengesellschaft (AG) represents an independent legal entity formed by Articles of Incorporation. AG shares are fully transferable and eligible to be traded on German stock exchanges. They are normally registered unless the company by-laws allow for bearer shares. The second type of company is Beschrankter (GmbH) which is similar to the AG, but the shares are not freely transferrable and cannot be traded on a stock exchange. There are no portfolio investment restrictions. The non-refundable dividend withholding tax rate is currently 25%.

GREAT BRITAIN is the principal port of the United Kingdom of Great Britain and Northern Ireland, located on an island off the northwest coast of Europe and comprising of England, Scotland and Wales. The population is estimated to be 58 million. Major cities are London, Birmingham, Glasgow, Leeds, Sheffield, Manchester and Edinburgh. Steel, metals, vehicles, shipbuilding, shipping, banking, insurance, textiles, chemicals, electronics, aircraft machinery and distilling are the chief industries. The currency is the English Pound (December 1994: GBP 1 = $1.56 U.S.) The Gross Domestic Product was $983 billion in 1993, or about $17,000 per capita. The 1993 current account trade balance was negative $16 billion. The United Kingdom is a member of the European Union.
     The London Stock Exchange is the oldest and the largest security exchange in Great Britain. There are 13 provincial exchanges which, with London, make up the International Stock Exchange of the United Kingdom and the Republic of Ireland. Most of the securities trading in Great Britain takes place on the London Stock Exchange although trading facilities are still maintained on the floor of the Provincial exchanges. The equity markets in Great Britain are considered to be among the most highly developed in the World. All exchange controls and restrictions were removed in 1979. The non-refundable dividend withholding tax rate is currently 25%.


HONG KONG, a Crown Colony, is located at the mouth of the Canton River in China, 90 miles south of Canton. The population is estimated to be 5.7 million. English and Cantonese are the languages of commerce. Textiles, apparel, tourism, shipbuilding, iron and steel, fishing, cement and small manufacturers are the chief industries. The currency is the Hong Kong Dollar (December 1994: HKD 7.74 = $1 U.S.). The Gross Domestic Product was estimated at $108.7 billion in 1993, or about $19,094 per capita. The 1991 current account trade balance was positive $2 billion.
     The  governments  of the United  Kingdom and the Peoples  Republic of China
(PRC) have entered into an agreement whereby sovereignty over Hong Kong will be restored to the PRC July 1, 1997. Hong Kong will then be a special administrative region with its own law for another fifty years (up to 2047). There is considerable uncertainty as to the impact of the Chinese takeover. It is possible that the Chinese takeover will accelerate the departure of capital and productive individuals. Hong Kong developed from a trading zone into a major manufacturing and financial center of world importance after the outbreak of the Korean War. It has an excellent economic infra-structure with highly developed international communications, and transportation, as well as local roads, subways and water transportation. However, the influx of refugees from other Asian countries may strain Hong Kong's economic and social resources and structure. The Colony's financial institutions have been reconstituted following the 1987 world markets crash and they have successfully withstood subsequent pressures. The stock market crash of 1987 and subsequent arrest on corruption charges of the chairman and several other top officials of the Hong Kong Stock Exchange precipitated major reform including the establishment of the powerful new Securities and Futures Commission which began operations in May of 1989. The government has taken the position that the territory must steer a delicate course between overregulation and underregulation.
     Hong Kong's investment and trade ties with the Peoples Republic of China are significantly increasing. The PRC presently makes up about 38% of imports into Hong Kong, and re-exports from the PRC constitute a large percentage of Hong Kong's total exports. It is to be expected that the Hong Kong stock market will remain dependent upon prevailing perceptions of political developments in China. Foreign enterprises are treated virtually the same as domestic enterprises and there are no restrictions in exchange of foreign currencies or on the repatriation of profits. Import and export licenses are easy to obtain. There are no exchange controls, investment restrictions or dividend withholding taxes.


THE REPUBLIC OF IRELAND is the western-most nation of Europe, located in the Atlantic Ocean just west of Britain. Population is estimated at 3.6 million, one-eighth of which live in the capital city of Dublin. Important industries in the national economy are food, textiles, chemicals, brewing, machinery, tourism and services. The national currency of Ireland is the Pound (Punt), which at December 31, 1994, was valued at IP 0.65 = $1 U.S. Gross Domestic Product was U.S. $45 billion in 1993, or $12,600 per capita. The current account balance has been running at a $2.5 billion (annual rate) surplus in recent years. The OECD estimates that real GDP expanded 5.0% during 1994 and forecasts growth of around 4.5% in 1995 and 1996. No withholding tax is deducted from dividend payments made by Irish companies. Ireland is a member of the European Union.

ITALY is located in southern Europe, jutting into the Mediterranean Sea. The population is estimated to be 57 million. Major cities are Rome, Milan, Naples and Turin. Steel, machinery, autos, textiles, shoes, machine tools and chemicals are the chief industries. The currency is the Italian Lira (December 1994: ITL 1629 = $1 U.S.). The Gross Domestic Product was $884 billion in 1993, or about $16,000 per capita. The 1993 current account trade balance was negative $11 billion. Italy is a member of the European Union.
     The Italian equity market is thin by North America and European standards. It used to be common for settlements of Italian securities trades to be delayed for as much as six months or to
fail  completely  as  a  result  of  obsolete   technology  and  cumbersome
settlement procedures. Settlements are much quicker now although the central securities depository which has been in the planning phase for approximately ten years is not yet operational and share certificates must physically change hands every three days (cash deals) or at the end of the monthly account which is usually the last day of the month. Investments in Italy by non-residents may be made through capital accounts operated by authorized banks and income and capital may be repatriated without restriction other than the non-refundable dividend withholding tax, which is currently at 32.4%.

JAPAN is located in the Archipelago off the east coast of Asia. The population is estimated to be 124 million. Major cities are Tokyo, Yokohama, Osaka, Nagoya, Kyoto, Sapporo and Kobe. Electrical and electronic equipment, autos, machinery and chemicals are the chief industries. The currency is the Japanese Yen (December 1994: JPY 99.74 = $1 U.S.). The Gross Domestic Product was $4,191 billion in 1993, or about $33,000 per capita. The 1993 current account trade balance was positive $132 billion.
     The Tokyo Stock Exchange is the largest of eight exchanges in Japan which has very well developed primary and secondary equity markets. The price/earnings ratios for Japanese securities have recently been much higher than typical price/earnings ratios for U.S. securities. In 1989-92, however, the Japanese stock market was in a steady downtrend; the Tokyo Stock Exchange lost more than 50% of its value in the four years following its December 1989 peak. All equity securities business in Japan is conducted by security dealers. They trade on a typical broker basis on commission. Japanese securities companies may trade on their own accounts, but only to the extent necessary for the maintenance of a fair and orderly market. Broker basis trading accounts for 70-75% of the value of all stock trading. Portfolio investments of less than 10% are not restricted. Dividends are currently subject to a non-refundable 20% dividend withholding tax.

LUXEMBOURG is located in western Europe. The population is estimated to be 0.4 million. The major city is Luxembourg. Steel, chemicals, beer, tires, tobacco, metal products, cement and financial services are the chief industries. The currency is the Luxembourg Franc which is identical in value to the Belgian Franc (December 1994: LUF 31.84 = $1 U.S.). French and German and Luxembourgish (a mainly German dialect) are the official languages and most Luxembourgers are fluent in all three. English is spoken by many Luxembourgers and is widely used in business. The Gross Domestic Product was $11 billion in 1992, or about $27,000 per capita. Luxembourg is a member of the European Union.
     There are no investment restrictions. A dividend withholding tax of 15% does not apply to holding companies.

MEXICO is a nation of 91 million people located in the southernmost part of North America. Its capital city is Mexico City; other large cities include Guadalajara and Monterrey. The official language is Spanish; however, English is commonly used for international business. Steel, chemicals, electric goods, textiles, petroleum and tourism are important industries. The national currency of Mexico is the Peso, which was valued, at December 31, 1993, at MP 3.11 = $1 U.S. but was devalued in 1994 so that at December 31, 1994, the value was
5.33 to the U.S. dollar. It further depreciated in the first quarter of 1995 to 7.11/$. Gross Domestic Product was U.S. $327 billion in 1993, or $3,650 per capita. The current account balance was U.S. $23 billion in deficit for 1993. The OECD estimates that real GDP grew 2.9% during 1994 and forecasts growth rates of a little more than 4% in 1995 and in 1996.
     Mexico is a democratic republic with a constitution. It has a federal and representative form of government. There are 31 states and one federal district. The President is the head of government and chief of state. It is still considered to be an emerging nation. Although the ruling Institutional Revolutionary Party (PRI) has been in power for more than 65 years, the recent relative stability of the country is being called into question as the nation struggles with the transition from a controlled to a more open democracy. The January 1995 uprising of a rebel Indian group in the southern state of Chiapas has still to be fully resolved. A new political scandal - the arrest of the brother of former president Salinas for orchestrating a political assassination
- has added to the uncertainty.
     As a consequence of the peso's collapse, the Mexican economy is likely to experience high interest rates, soaring inflation and no economic growth if not an outright decline in GDP. Over the long run, it is hoped that the devaluation will increase the attractiveness of Mexican exports, stimulate economic growth and reduce Mexico's dependence on short-term foreign investment.
     For all of 1994, the 40-stock Mexican IPC index declined 8.7% in pesos, but the decline of the peso against the dollar resulted in a 42% decline in dollar terms. For the first two months of 1995, the index declined an additional 35% in pesos and 45% in dollars.
     When dividends are distributed out of the balance on the net tax profit account, no tax is charged. Dividends not distributed out of the balance on the net tax profit account are subject to a 35% charge. The tax is charged by grossing up the dividend declared. The balance on the net tax profit account is computed by adding the sum of net tax profits for each year to the dividends received from other resident companies and then subtracting the dividends paid from the account.

NETHERLANDS is located in northwestern Europe on the North Sea. The population is estimated to be 19 million. Major cities are Amsterdam, Rotterdam & Hague. Metals, machinery, chemicals, oil refinery, diamond cutting, electronics and tourism are the chief industries. The language spoken is Dutch. Most people in business also speak English. The currency is the Dutch Guilder (December 1994:
NLG 1.74 = $1 U.S.). The Gross Domestic Product was $295 billion in 1993, or about $16,000 per capita. The 1993 current account trade balance was positive $9 billion. Netherlands is a member of the European Union.
     The Amsterdam Stock Exchange is the largest and all Dutch securities are listed on it. It is also the oldest stock exchange in the world and perhaps the only one that charges itself with the primary obligation of protecting shareholders. However, the Dutch equity market although growing in trading volume has not been particularly active. Domestic participation is primarily institutional with perhaps only about 10 to 15 percent of Dutch households owning equity shares. Dutch pension funds are also limited to having 3 to 5 percent of their assets in equities and Dutch banks are prohibited from holding shares for more than five years. There are no portfolio investment restrictions. There is a non-refundable dividend withholding tax which is currently set at 25%.

NEW ZEALAND is mainly comprised of two islands in the southwest Pacific Ocean. The population is estimated to be 3.5 million. Major cities include Wellington, Auckland, Christchurch and Manakau. Food processing, fishing, textiles (especially wool-related), forest products and machinery are the chief industries. The currency is the New Zealand Dollar (December 1994: NZD 1.56 = $1 U.S.). The Gross Domestic Product was U.S.$45 billion in 1993, or $13,000 per capita. The current account trade balance was $932 million in 1993.
     There are no investment restrictions unless 25% of the shares of a company are purchased. The rate of the non-refundable dividend withholding tax is currently 30%.

NORWAY occupies the western part of the Scandinavian Peninsula in northwest Europe. The population is estimated to be 4.3 million. Major cities are Oslo and Bergen. Engineering, metals, chemicals, food processing, fishing, paper, shipbuilding and oil and gas are the chief industries. The currency is the Norwegian Kronor (December 1994: NOK 6.76 = $1 U.S.). The Gross Domestic Product was $97 billion in 1993, or about $23,000 per capita. The 1993 current account trade balance was positive $2 billion.
     No exchange control restrictions apply to portfolio investments by foreigners in quoted companies although consent of the Bank of Norway may be required to purchase more than a specified percentage of a company that owns Norwegian real estate. The non-refundable dividend withholding tax rate is currently 25%.

SPAIN is located in southwestern Europe. The population is estimated to be 39 million. Major cities are Madrid, Barcelona, Valencia and Seville. Machinery, steel, textiles, shoes, autos and processed foods are the chief industries. The currency is the Peseta (December 1994: ESP 131.74 = $1 U.S.). The Gross Domestic Product was $428 billion in 1993, or about $11,000 per capita. The 1993 current account trade balance was negative $4 billion.
     Spain does have some exchange controls although they have recently been liberalized and further liberalization is expected as a result of Spain joining the EU in January of 1986. Permission may be required for some transactions but the ability to approve such transaction has been delegated to a number of commercial banks who can both approve and handle the transactions. A few sectors of the economy are subject to specific restrictions, including national defense, mass media, and air transportation. Foreigners may freely invest in shares listed on Spanish Stock Exchanges. The non-refundable dividend withholding tax rate is currently 20%.


SWEDEN is located on the Scandinavian Peninsula in Northern Europe. The population is estimated to be 8.8 million. Major cities are Stockholm, Goteborg and Malmo. Steel, machinery, instruments, autos, shipbuilding, shipping and paper are the chief industries. The currency is the Swedish Krona (December 1994: SEK 7.46 = $1 U.S.), The Gross Domestic Product was $174 billion in 1993, or about $20,000 per capita. The 1993 current account trade balance was negative $4 billion. Sweden is a member of the European Union.
     Swedish companies by-laws frequently contain a stipulation restricting foreign ownership to less than 40% of the share capital and less than 20% of the voting power in the company, a rule which cannot normally be changed without the government's consent. Shares which may be acquired by foreigners are called free shares and are so designated on shares certificates. A Swedish company without such a stipulation in its by-laws is regarded as "foreign" and is subject to restrictions on foreign acquisition of real estate and natural resources, or even from acquiring more than 20% of the voting rights of any other company. Foreigners may deal without restriction in the free shares on the Stockholm Stock Exchange, provided they do not exceed 10% of the share capital or voting power. The "free share market" may behave quite differently from other markets. This may be due to cultural characteristics of the Swedish shareholders or the fact that foreigners in the "free market" can sell their shares and move into other markets whereas the Swedes are seldom able to get permission to invest abroad. The non-refundable dividend withholding tax rate is currently 30%.

SWITZERLAND is located in the Alps Mountains in Europe. The population is estimated to be 6.9 million. Switzerland has four national languages: German, French, Italian, and Romansh. Romansh is found on all Swiss bank notes. About two thirds of the population speak a German dialect known as Schweizerdeutsch. English is the most widely used foreign language in Swiss business. Major cities are Zurich, Basel and Geneva. Machinery, machine tools, steel, instruments, watches, textiles, foodstuffs (cheese, chocolate), chemicals, drugs, banking and tourism are the chief industries. The currency is the Swiss Franc (December 1994: CHF 1.31 - $1 U.S.). The Gross Domestic Product was $231 billion in 1993, or about $34,000 per capita. The 1991 current account trade balance was positive $17 billion.
     Zurich Exchange is one of the largest in the world in terms of volume. Switzerland's equity markets also include organized stock exchanges of Basel, Geneva, Bern and Lausanne as well as the over the counter market. Trading is active although the exchanges are relatively small by international standards. Ordinary shares, participation certificates, warrants and mutual funds are traded on Swiss secondary markets. Swiss common shares must be carefully distinguished by type since most Swiss companies do not allow non-residents to own Swiss registered shares. The types of shares are: Bearer - ordinary shares which are fully voting common shares with full right to dividends and which typically sell for 25 percent premium over registered shares; Registered - ordinary shares which are a fully voting common shares with full rights and dividends (in November of 1988, Nestle broke the tradition of prohibiting non-residents from owning registered shares and became the first Swiss company to allow foreign ownership of registered shares) and Participation and Dividend Right Certifications which are equity securities with full right to dividends but no voting rights. Participation Certifications are otherwise fully participating with common shares and can be purchased by non-residents. The non-refundable dividend withholding tax rate is currently 35%.

UNITED STATES is a nation of 259 million people located in North America. The U.S. economy is the world's largest, with 1994 Gross Domestic Product estimated at $6.7 trillion or $25,900 per capita. The nation's current account deficit is estimated at about $170 billion for 1994. Real GDP advanced by just under 4% during 1994 and according to the OECD, the growth rate is likely to be around 3% in 1995 before tapering off to around a 2.0% annual rate by the end of 1996. There is no withholding on dividends paid to the Fund.

   THE WRIGHT
   EQUIFUND
   EQUITY TRUST

   PROSPECTUS
   October 13, 1995

   INVESTMENT ADVISER
   Wright Investors' Service
   1000 Lafayette Boulevard
   Bridgeport, Connecticut 06604

   PRINCIPAL UNDERWRITER
   Wright Investors' Service Distributors, Inc.
   1000 Lafayette Boulevard
   Bridgeport, Connecticut 06604

   ADMINISTRATOR
   Eaton Vance Management
   24 Federal Street
   Boston, Massachusetts 02110

   CUSTODIAN
   Investors Bank & Trust Company
   24 Federal Street
   Boston, Massachusetts 02110

   TRANSFER AGENT
   The Shareholder Services Group, Inc.
   Wright Managed Investment Funds
   BOS 725
   P.O. Box 1559
   Boston, Massachusetts 02104

   AUDITORS
   Deloitte & Touche LLP
   125 Summer Street
   Boston Massachusetts 02110

   24 FEDERAL STREET
   BOSTON, MASSACHUSETTS 02110

      PART B -- Information Required In A Statement of Additional Information
      -----------------------------------------------------------------------
                                                             STATEMENT OF
                                                   ADDITIONAL INFORMATION
                                                         OCTOBER 13, 1995



         THE WRIGHT EQUIFUND EQUITY TRUST
         --------------------------------

                       Wright EquiFund--Australasia
                       Wright EquiFund--Austria
                       Wright EquiFund--Belgium/Luxembourg
                       Wright EquiFund--Britain
                       Wright EquiFund--Canada
                       Wright EquiFund--France
                       Wright EquiFund--Germany
                       Wright EquiFund--Hong  Kong
                       Wright EquiFund--Ireland
                       Wright EquiFund--Italy
                       Wright EquiFund--Japan
                       Wright EquiFund--Mexico
                       Wright EquiFund--Netherlands
                       Wright EquiFund--Nordic
                       Wright EquiFund--Spain
                       Wright EquiFund--Switzerland
                       Wright EquiFund--United States
                       Wright EquiFund--Global
                       Wright EquiFund--International

                  Each a "Fund" and collectively, the "Funds"


                               24 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110






THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT COMBINED PROSPECTUS OF THE FUNDS DATED OCTOBER 13, 1995, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE FROM WRIGHT INVESTORS' SERVICE DISTRIBUTORS, INC., 1000 LAFAYETTE BOULEVARD, BRIDGEPORT, CONNECTICUT 06604 (TELEPHONE: 800-888-9471).

                               TABLE OF CONTENTS
                   ------------------------------------------

                                                          PAGE
                                                          ----
General Information And History.......................      3
Investment Objectives And Policies....................      4
The National Equity Indices...........................      4
Other Investment Policies Of The Funds................      5
Officers And Trustees.................................      9
Control Persons And Principal Holders Of Shares.......     11
Investment Advisory And Administrative Services.......     12
Custodian.............................................     16
Independent Certified Public Accountants..............     17
Brokerage Allocation..................................     17
Fund Shares And Other Securities......................     19
Purchase, Exchange And Redemption Of Shares...........     19
Principal Underwriter.................................     19
Performance Information...............................     21
Taxes.................................................     23
Financial Statements..................................     24

APPENDICES:
         Appendix A..................................   A1-A4
         Appendix B..................................   B1-B8
         Appendix C..................................   C1-C2
         Appendix D..................................   D1-D61

GENERAL INFORMATION AND HISTORY


     The Wright EquiFund Equity Trust (the "Trust") is an open-end management investment company, or mutual fund, organized as a Massachusetts business trust in 1989. The Trust currently consists of nineteen series. The Funds (each a "Wright EquiFund" and collectively the "Wright EquiFunds") each represent a separate and distinct series of the Trust's shares of beneficial interest. Each Fund is a diversified fund.
-------------------------------------------------------------------------------


 Wright EquiFund - Australasia*                Wright EquiFund - Japan
 Wright EquiFund - Austria*                    Wright EquiFund - Mexico
 Wright EquiFund - Belgium/Luxembourg          Wright EquiFund - Netherlands
 Wright EquiFund - Britain                     Wright EquiFund - Nordic
 Wright EquiFund - Canada*                     Wright EquiFund - Spain
 Wright EquiFund - France*                     Wright EquiFund - Switzerland
 Wright EquiFund - Germany                     Wright EquiFund - United States*
 Wright EquiFund - Hong Kong                   Wright EquiFund - Global*
 Wright EquiFund - Ireland*                    Wright EquiFund - International*
 Wright EquiFund - Italy
-------------------------------------------------------------------------------

 * As of the date of this Statement of Additional Information, these Funds are not available for purchase in any state of the United States. Contact the principal underwriter or your broker for the latest information.


     Unless otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act"), ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular Wright EquiFund are affected, a majority of such Fund's outstanding shares. The Trust may be terminated (i) upon the sale of the Trust's assets to another open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees of the Trust recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient; or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trust's Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     Each Fund has retained The Winthrop Corporation, doing business under the name Wright Investors' Service, Bridgeport, Connecticut ("Wright" or the "Investment Adviser"), as investment adviser to carry out the management, investment and reinvestment of its assets. Each Fund has also retained Eaton Vance Management ("Eaton Vance"), 24 Federal Street, Boston, Massachusetts, 02110, as administrator of its business affairs.


INVESTMENT OBJECTIVES AND POLICIES

     Each Fund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected by the Investment Adviser from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person will comprise the National Equity Index. The selection of equity securities for the National Equity Index relating to each Fund is described below. Each Fund's net asset value is expressed in U.S. dollars and fluctuations in foreign exchange currency rates will affect the value of an investment in a Fund.


THE NATIONAL EQUITY INDICES

     The National Equity Indices (the "Indices") are each designed to be an index of substantially all the publicly traded equity securities in the nation or nations in which each respective Fund is permitted to invest which meet the requirements of a prudent investor. The prudent investor standard requires that care, skill, and caution be used in selecting securities for investment. The Investment Adviser will select securities for investment for each Fund only from those included in the corresponding Index, or in the case of International Fund, from those included in all the Indices except the United States National Equity Index or in the case of Global Fund, from those included in all the Indices including the United States National Equity Index.

     Wright has developed disciplined objective criteria to ensure that the required care, skill, and caution are used in selecting securities for each of the Indices.

     Wright generally considers for inclusion in an Index only those companies which have at least:

      1. Five years of audited operating information;
      2. An established minimum amount in both book value and market value; and
      3. A three-year record of pricing in a public market.

     In addition, only companies that meet the following criteria will be included in an Index:

      1. A significant portion of the shares of the company is believed to be publicly owned;
      2. The company has had positive earnings for the last fiscal or calendar year, or for the last twelve months, or cumulatively for the last three years; and
      3. The company is not a closed-end investment company or a non-bank securities broker or dealer.

     In selecting securities for the Indices and for inclusion in the portfolios of the Funds, other than the United States Fund, Wright utilizes its international database, which includes WORLDSCOPE(R). WORLDSCOPE(R) provides more than 1,500 items of information on more than 12,000 companies worldwide. Except for the United States, Wright utilizes the services of major financial institutions that are located in the nations in which the respective Funds are permitted to invest to supply Wright with research products and services including reports on particular industries and companies, economic surveys and analysis of the investment environment and trends in a particular nation, recommendations as to whether specific securities should be included in an Index and other assistance in the performance of its decision-making responsibilities. Currently, Wright expects to utilize several major international banks in the above-mentioned capacity. The Indices are adjusted as necessary to reflect recent events. A detailed explanation of the objective criteria used in the selection process is as follows.

     To be selected for an Index, a company must have:

         1. Five years of earnings data (17 quarters of 12 month earnings). To be selected, a company's trailing 12 month earnings during the last four quarters or during the last three reported years cumulatively must be positive.

         2. Five years of dividend information or positive verification that a company did not declare a dividend (20 quarters of quarterly dividend information).

         3. Three years of price information (12 quarters of quarterly prices). To be selected, a company generally must have market value (number of shares times price)equal to or greater than $20 million. Once a company is selected, its market value must be less than $15 million for the company's securities to be removed from the relevant Index.

         4. Book value information for the past five years (20 quarters). To be selected, book value must be equal to or greater than $20 million. Once a company is selected, its book value must be less than $15 million for the company's securities to be removed from the relevant Index.

         5.   Industry   group   information.  Companies  that  are  closed-end
              investment companies, real estate investment trusts or non-bank securities brokers or dealers will not be included.

     Acquired companies may continue to be included in the relevant Index up to their acquisition date.



OTHER INVESTMENT POLICIES OF THE FUNDS

     Each Fund may establish an investment reserve in cash (including foreign currency) or cash equivalent securities (high quality short-term fixed income debt securities) whenever such reserve is deemed to be in the best interests of the shareholders for any reason, including Wright's expectation of a decline in the equity markets in which the Fund is permitted to invest. Under normal market conditions, such reserves will be no more than approximately 20% of a Fund's net assets. Accordingly, each Fund will have at least 80% of its net assets invested in equity securities during normal market conditions. With respect to Austria, Belgium/Luxembourg, Canada, France, Germany, Hong Kong, Italy, Japan, Netherlands, Nordic, Spain and Switzerland Funds, the policy stated in the preceding sentence is fundamental and may be changed only by the vote of a majority of a Fund's outstanding voting securities. A greater reserve position may, however, be established temporarily if Wright believes that this would be advisable in view of what it considers to be extraordinary economic and stock market conditions. See "Special Investment Considerations - Temporary Defensive Investments" in the Prospectus for a discussion of when the Funds may take a temporary defensive position.

     The following investment restrictions have been adopted by each Fund and may be changed as to a Fund only by the vote of a majority of the affected Fund's outstanding voting securities, which means the lesser of (a) 67% of the shares of the Fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. If a percentage restriction contained herein is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the following restrictions. Accordingly, each Fund may not:

(The  following  fundamental  investment  restrictions  apply  only to  Austria,
Belgium/Luxembourg,   Canada,   France,   Germany,   Hong  Kong,  Italy,  Japan,
Netherlands, Nordic, Spain and Switzerland.)

         (1) Borrow money other than from banks and then only up to 1/3 of the current market value of its total assets (including the amount borrowed) and only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities other than its shares of beneficial interest except as appropriate to evidence indebtedness which the Fund is permitted to incur. (Each Fund anticipates paying interest on borrowed money at rates comparable to its yield and no Fund has any intention of attempting to increase its net income by means of borrowing);

         (2) Pledge, mortgage or hypothecate its assets to an extent greater than 1/3 of the total assets of the Fund taken at market;

         (3) Purchase the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies, or securities of other regulated investment companies) if, as a result of such purchase, more than 5% of that Fund's total assets (taken at current value) would be invested in the securities of such issuer or securities of any one issuer held by that Fund would exceed 10% of the outstanding voting securities of such issuer at the end of any fiscal quarter of the Fund, provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer;

         (4) Purchase or retain securities of any issuer if 5% or more of the issuer's securities are owned by those officers and Trustees of the Trust or its investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;

         (5) Purchase securities on margin or make short sales except sales against the box or purchase warrants;

         (6) Buy or sell commodities, or commodity contracts (except that the Fund may purchase or sell currencies and put and call options on securities, indices or currencies and enter into forward foreign currency exchange contracts), unless acquired as a result of ownership of securities;

         (7) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (8) Underwrite securities issued by other persons except to the extent that the purchase of securities in accordance with a Fund's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

         (9)  Make loans,  except (i) through the loan of a portfolio  security,
              (ii) by  entering  into  repurchase  agreements  and  (iii) to the extent that the purchase of debt instruments, if any, in accordance with the Fund's investment objective and policies may be deemed to be loans;

        (10) Purchase from or sell to any of the Trust's Trustees or officers, its investment adviser, its administrator, its principal underwriter, if any, or the officers or directors of said investment adviser, administrator, or principal underwriter, portfolio securities of the Fund;

        (11)  Purchase  or  retain  securities  of  other  open-end   investment
              companies, except when such purchases are part of a merger, consolidation, reorganization or assets acquisition;

        (12) Acquire real estate but it may lease office space for its own use and invest in (1) readily marketable interests of real estate or real estate limited partnership interests, investment trusts or readily marketable securities of issuers (other than real estate limited partnerships) whose business involves the purchase of real estate; and (2) securities secured by real estate or interests therein; or

        (13) With respect to 75% of its total assets, (i) invest more than 5% of its total assets in securities of any one issuer, excluding securities issued or guaranteed by the United States government or by its agencies and instrumentalities and options or (ii) purchase more than 10% of the voting securities of any class of any issuer.

     For the purpose of investment restrictions (1), (2) and (5), the arrangements (including escrow, margin and collateral arrangements) made by any such Fund with respect to its transactions in currency options, options on securities and forward foreign currency exchange contracts shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by that Fund, (ii) a pledge of its assets, (iii) the purchase of a security on margin or (iv) a short sale or position.

(The following fundamental investment restrictions apply only to Australasia, Britain, Ireland, Mexico, United States, Global and International.)

         (1) Borrow money other than from banks and then only up to 1/3 of the current market value of its total assets (including the amount borrowed) and only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities other than its shares of beneficial interest except as appropriate to evidence indebtedness which the Fund is permitted to incur. (Each Fund anticipates paying interest on borrowed money at rates comparable to its yield and no Fund has any intention of attempting to increase its net income by means of borrowing);

         (2) Pledge, mortgage or hypothecate its assets to an extent greater than 1/3 of the total assets of the Fund taken at market;

         (3) Buy or sell commodities, or commodity contracts (except that the Fund may purchase or sell currencies and put and call options on securities, indices or currencies and enter into forward foreign currency exchange contracts), unless acquired as a result of ownership of securities;

         (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (5) Underwrite securities issued by other persons except to the extent that the purchase of securities in accordance with a Fund's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

         (6)  Make loans,  except (i) through the loan of a portfolio  security,
              (ii) by  entering  into  repurchase  agreements  and  (iii) to the extent that the purchase of debt instruments, if any, in accordance with the Fund's investment objective and policies may be deemed to be loans;

         (7) Purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and
              (v) hold and sell real estate acquired by a Fund as a result of the ownership of securities; or

         (8) With respect to 75% of its total assets, (i) invest more than 5% of its total assets in securities of any one issuer, excluding securities issued or guaranteed by the U.S. Government or by its agencies and instrumentalities and options thereon or (ii) purchase more than 10% of the voting securities of any class of any issuer.

     For the purpose of fundamental investment restrictions (1) and (2) above and nonfundamental investment restriction (h) below, the arrangements (including escrow, margin and collateral arrangements) made by a Fund with respect to its transactions in currency options, options on securities and forward foreign currency exchange contracts shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by that Fund,
(ii) a pledge of its assets, (iii) the purchase of a security on margin or (iv) a short sale or position.

     The following are nonfundamental policies of each Fund which may be changed by the Trustees without shareholder approval. The Funds have no current intention of borrowing for leverage purposes, making securities loans or engaging in short sales. Prior to engaging in such activities, the Funds' Prospectus will be amended to disclose the intention to do so. No Fund will:

         (a) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs;

         (b) Invest more than 5% of its total assets in the securities of issuers which, together with their predecessors, have a record of less than three years' continuous operation;

         (c) Purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to sponsor or dealer results from such purchase, other than the customary broker's commission, or except where such purchase, although not made on the open market, is part of a plan of merger or consolidation. Subject to the preceding sentence, a Fund may invest in other investment companies to the full extent allowed by the 1940 Act. Under the 1940 Act, a Fund may not acquire more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its assets in any single investment company or invest more than 10% of its assets in other investment companies as a group;

         (d) Enter into an agreement to purchase securities while its borrowings exceed 5% of its total assets;

         (e) Invest (1) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"); (2) more than 10% of its net assets in restricted securities, excluding securities eligible for resale pursuant to Rule 144A or foreign securities which are offered or sold outside the United States in accordance with Regulation S under the 1933 Act; or (3) more than 15% of its net assets in restricted securities (including those eligible for resale under Rule 144A);

         (f) Invest more than 10% of its total assets in shares of real estate investment trusts that are not readily marketable or invest in real estate limited partnerships;

(In addition, the following nonfundamental investment restrictions apply only to Australasia, Britain, Ireland, Mexico, United States, Global and International.)

         (g) Purchase or retain securities of any issuer if 5% or more of the issuer's securities are owned by those officers and Trustees of the Trust or its investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;

         (h) Purchase securities on margin or make short sales except sales against the box or purchase warrants; or

         (i) Purchase from or sell to any of its Trustees or officers, its investment adviser, its administrator, its principal underwriter, if any, or the officers or directors of said investment adviser, administrator, and principal underwriter, portfolio securities of the Fund.


OFFICERS AND TRUSTEES

     The officers and Trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent, Eaton Vance Corp. ("EVC") or of Eaton Vance's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the Funds, Wright, Eaton Vance, BMR, EVC, or EV, are indicated by an asterisk (*).

PETER M. DONOVAN (52), PRESIDENT AND TRUSTEE*
President and Director of Wright; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address:  1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, Jr. (68), VICE PRESIDENT, SECRETARY AND TRUSTEE*
Vice President of Eaton Vance, EVC, BMR and EV and a Director of EVC and EV; Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR; Director and Secretary, Investors Bank & Trust Company
Address: 24 Federal Street, Boston, MA 02110

A.M. MOODY III (58), VICE PRESIDENT & TRUSTEE*
Senior  Vice  President,   Wright  Investors'  Service;  President,  Wright
Investors' Service Distributors, Inc.
Address:  1000 Lafayette Boulevard, Bridgeport, CT 06604

WINTHROP S. EMMET (85), TRUSTEE
Attorney at Law, Stockbridge, MA; Trust Officer, First National City Bank, New York, NY (1963-1971)
Address:  Box 327, West Center Road, West Stockbridge, MA 01266

LELAND MILES (71), TRUSTEE
President Emeritus, University of Bridgeport (1987-present); President, University of Bridgeport (1974-1987); Director, United Illuminating Company
Address:  Tide Mill Landing, 2425 Post Road, Suite 102, Southport, CT 06490

LLOYD F. PIERCE (76), TRUSTEE
Retired  Vice  Chairman   (prior  to  1984   -President),   People's  Bank,
Bridgeport, CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE
Address:  125 Gull Circle North, Daytona Beach, FL  32119

GEORGE R. PREFER (60), TRUSTEE
Retired President and Chief Executive Officer, Muller Data Corp., New York,
NY (President 1983-1986, 1989-1990); President and Chief Executive Officer, InvestData Corp., A Mellon Financial Services Company (1986-1989)
Address:  7738 Silver Bell Drive, Sarasota, FL  34241

RAYMOND VAN HOUTTE (71), TRUSTEE
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY  14850

JUDITH R. CORCHARD (56), VICE PRESIDENT
Executive Vice President, Senior Investment Officer, Vice Chairman of the Investment Committee and Director Wright Investors' Service. Ms. Corchard was elected Vice President of the Trust on July 21, 1989.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

JAMES L. O'CONNOR (50), TREASURER
 Vice President, Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR
Address:  24 Federal Street, Boston, MA 02110

JANET E. SANDERS (59), ASSISTANT TREASURER AND ASSISTANT SECRETARY
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR
Address:  24 Federal Street, Boston, MA 02110

A. JOHN MURPHY (32), ASSISTANT SECRETARY
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

ERIC G. WOODBURY (38), ASSISTANT SECRETARY
Vice President of Eaton Vance since February 1993; formerly, associate at Dechert, Price & Rhoades and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 24 Federal Street, Boston, MA 02110

WILLIAM J. AUSTIN, JR. (43), ASSISTANT TREASURER
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Austin was elected Assistant Treasurer of the Trust on December 18, 1991.
Address:  24 Federal Street, Boston, MA 02110

     All of the Trustees and officers hold identical positions with The Wright Managed Income Trust, The Wright Managed Equity Trust and The Wright Managed Blue Chip Series Trust (except Mr. Miles). The fees and expenses of those Trustees (Messrs. Miles, Emmet, Pierce, Prefer and Van Houtte) who are not "interested persons" of the Trust are paid by the Funds and the other series of the Trust. They also received additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are "interested persons" of the Trust receive no compensation from the Trust. For Trustee compensation for the fiscal year ended December 31, 1994, see the table on next page.

                COMPENSATION  TABLE -- FISCAL  YEAR ENDED  DECEMBER 31, 1994
                       Registrant  -- The Wright EquiFund Equity Trust
                            Registered Investment Companies -- 9

                             Aggregate Compensation        Pension          Estimated          Total
                                 From The Wright          Benefits           Annual        Compensation
Trustees                      EquiFund Equity Trust        Accrued          Benefits          Paid(1)
--------                     ------------------------     ---------         -----------     ------------
Winthrop S. Emmet                    $1,100                 None              None            $5,000
Leland Miles                         $1,100                 None              None            $5,000
Lloyd F. Pierce                      $1,100                 None              None            $5,000
George R. Prefer                     $1,100                 None              None            $5,000
Raymond Van Houtte                   $1,100                 None              None            $5,000

(1) Total compensation paid is from the The Wright EquiFund Equity Trust (9 Funds) and the other boards in the Wright Fund complex (14 Funds) for a total of 23 Funds.

     Messrs. Miles, Emmet, Pierce, Prefer and Van Houtte are members of the Special Nominating Committee of the Trustees of the Trust. The Special Nominating Committee's function is selecting and nominating individuals to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright. The Trust does not have a designated audit committee, since the full board performs the functions of such committee.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

     As of September 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of any Fund that was then offering its shares to the public. The Funds' shares are held primarily by trust departments of depository institutions and trust companies either for their own account or for the account of their clients. From time to time, several of these trust departments may be the record owners of 5% or more of the outstanding shares of a particular Fund.

     As of September 15, 1995, the following shareholders were record holders of the following percentages of the outstanding shares of the Funds that were then offering shares to the public:

                                               PERCENT  OF  OUTSTANDING  SHARES  OWNED
                              --------------------------------------------------------------------------------------
                                Belgium/            Ger-  Hong                        Nether-              Switzer-
NAME AND ADDRESS               Luxembourg  Britain  many  Kong   Italy  Japan  Mexico  lands  Nordic  Spain  land
--------------------------------------------------------------------------------------------------------------------






Eternity Limited III                                                            15.0%
c/o Unity NV
P.O. Box 594004
Miami, FL 33159
--------------------------------------------------------------------------------------------------------------------

National Financial Service Corp.                          5.5%  14.9%   8.3%    11.8%                  7.4%
Attn: Mutual Funds 5th Fl.,
200 Liberty St.
1 World Financial Center
New York, NY 10281
--------------------------------------------------------------------------------------------------------------------

Resources Trust Co.            94.4%      97.3%   97.3%  59.4%          56.3%   8.8%   70.4%    71.0%          78.6%
P.O. Box 3865
Englewood, CO  80155
--------------------------------------------------------------------------------------------------------------------

Charles Schwab & Co. Inc.                               14.2%   60.5%   25.1%   39.8%  13.4%    12.2%  19.5%   12.6%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104
--------------------------------------------------------------------------------------------------------------------

First Trust Corp.                                               8.9%             5.9%                  42.7%
P.O. Box 173736
Denver, CO  80217
--------------------------------------------------------------------------------------------------------------------

Spectrum Financial                                                                                6.6%
P.O. Box 9178
Virginia Beach, VA 23450
--------------------------------------------------------------------------------------------------------------------

Donaldson Lufkin, Jenrette Pershing                                              9.1%                  12.3
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


     The Funds have engaged Wright to act as their investment adviser pursuant to Investment Advisory Contracts (the "Investment Advisory Contracts"). Wright, located at 1000 Lafayette Boulevard, Bridgeport, Connecticut, was founded in 1960 and currently provides investment services to clients throughout the United States and abroad. John Winthrop Wright may be considered a controlling person of Wright by virtue of his positions as Chairman of the Board of Directors of Wright, and by reason of his ownership of more than a majority of the outstanding shares of Wright.


     Wright is also the investment adviser to The Wright Managed Income Trust, The Wright Managed Equity Trust and The Wright Managed Blue Chip Series Trust (the "Wright Funds").


     The Investment Advisory Contracts provide that Wright will carry out the investment and reinvestment of the assets of the Funds, will furnish continuously an investment program with respect to the Funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the Funds investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees of the Trust. In return for these services, each Fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the table below (as a percentage of average daily net assets).


                          ANNUAL % ADVISORY FEE RATES

           Under $500 Million           $500 Million to $1 Billion             Over $1 Billion
           ------------------           --------------------------             ---------------

                  0.75%                            0.73%                            0.68%

     It should be noted that, in addition to compensating Wright for its advisory services to the Funds, the above schedule is intended to partially compensate Wright for the maintenance of the Indices which form the basis for the selection of securities for the Funds. Other mutual funds and accounts advised by Wright Investors' Service may use the Indices as may other entities not affiliated with Wright.

     The following table sets forth the net assets of each Fund that was offering its shares as at December 31, 1994 and the advisory fee earned from each such Fund during the fiscal years ended December 31, 1994, 1993 and 1992. As noted above, the previous investment advisory contract for such Funds provided for a fee calculated at a lower rate than is currently applicable to such Funds. At December 31, 1994, the Australasia, Austria, Britain, Canada, France, Germany, Ireland, United States, Global and International Funds had not commenced operations.


                                    Aggregate        Fee Earned for      Fee Earned for   Fee Earned for
                                   Net Assets        the Fiscal Year     the Fiscal Year  the Fiscal Year
FUNDS                              at 12/31/94       Ended 12/31/94*     Ended 12/31/93*  Ended 12/31/92*
-----                             ------------       ----------------    ---------------  ----------------
Hong Kong                         $19,678,713            $142,606           $33,901          $11,944
Italy                               1,299,204              12,039             3,296            2,498
Netherlands                         3,950,618              39,105            17,885            1,039
Spain                               6,375,077              42,165             3,328            2,650


* To enhance the net income of the Funds, Wright reduced its fees and additional expenses were allocated to Wright as follows:

                     Fee        Add'l. Expenses       Fee             Add'l Expenses         Fee             Add'l. Expenses
                  Reduction     Alloc. to Wright     Reduction        Alloc. to Wright     Reduction         Alloc. to Wright
             for the Fiscal Yr .for the Fiscal Yr. for the Fiscal Yr. for the Fiscal Yr.  for the Fiscal Yr. for the Fiscal Yr.
FUNDS         Ended 12/31/94    Ended 12/31/94     Ended 12/31/93     Ended 12/31/93      Ended 12/31/92     Ended 12/31/92
-----       ------------------  -----------------  ------------------ ------------------  ------------------  -----------------
Hong Kong              --              --                --                  --             $11,944             $27,472
Italy              $12,039         $33,433           $ 3,296             $55,687              2,498              60,238
Netherlands            --              --             16,439                 --               1,039              60,714
Spain                  --              --              3,328              51,850              2,650              56,942


     The following table sets forth the net assets of the Belgium/Luxembourg, Japan, Mexico, Nordic and Switzerland Funds at December 31, 1994 and the advisory fee earned from each such Fund during the period from the start of business to December 31, 1994.

                                                       Aggregate                 Fee Earned for
                                                      Net Assets                 the Fiscal Year
FUNDS                                                 at 12/31/94                Ended 12/31/94
-----                                               --------------               ---------------
Belgium/Luxembourg(1)                                $11,436,835                    $55,703
Japan(2)                                               8,652,808                     50,253
Mexico(3)                                             13,422,346                     63,619
Nordic(2)                                              8,711,898                     50,321
Switzerland(2)                                         3,812,535                     37,757

(1) Start of  business, February  15, 1994. (2) Start of  business, February  14, 1994. (3) Start of business,
August 2, 1994.

     The following table sets forth the net assets of the Britain and Germany Funds at June 30, 1995 and the advisory fee rate paid from each such Fund during the period from the start of business to June 30, 1995. At June 30, 1995, the Australasia, Austria, Canada, France, Ireland, United States, Global, and International Funds had not commenced operations.

                                             Aggregate                  Fee Rate for the
FUNDS                                  Net Assets at 6/30/95          Period Ended 6/30/95
-----                                  ---------------------          --------------------
Britain(1)                                $15,661,153                       0.75%
Germany(2)                                 15,229,198                       0.75%


(1) Start of business, April 20, 1995.  (2)  Start of business, April 19, 1995.


     The Trust has engaged Eaton Vance to act as the administrator for each Fund pursuant to an Administration Agreement. Eaton Vance and its affiliates act as investment adviser to investment companies and various individual and institutional clients with assets under management of approximately $15 billion. Eaton Vance is a wholly owned subsidiary of EVC, a publicly held holding company.

     Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of each Fund, subject to the supervision of the Trust's Trustees. Eaton Vance's services include recordkeeping, preparation and filing of documents required to comply with Federal and state securities laws, supervising the activities of the Funds' custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings and other administrative services necessary to conduct each Fund's business. Eaton Vance will not provide any investment management or advisory services to the Funds. For its services under the Administration Agreement, Eaton Vance is entitled to receive a monthly administration fee from each Fund at the annual rates set forth in the following table.

                       ANNUAL % ADMINISTRATION FEE RATES

                Under              $100 Million            $250 Million               Over
            $100 Million          to $250 Million         to $500 Million         $500 Million
            ------------          ---------------         ---------------         ------------

                0.10%                  0.06%                   0.03%                  0.02%


     The following table sets forth the administration fees earned from each Fund that was offering its shares at December 31, 1994 and the amount the fee was reduced by Eaton Vance for the fiscal years ended December 31, 1993 and 1992.

                      Fee Earned       Fee Earned     Fee Reduction by     Fee Earned    Fee Reduction by
                        for the          for the      the Administrator      for the     the Administrator
                      Fiscal Year      Fiscal Year   for the Fiscal Yr.    Fiscal Year  for the Fiscal Yr.
FUNDS               Ended 12/31/94   Ended 12/31/93    Ended 12/31/93    Ended 12/31/92   Ended 12/31/92
-----               --------------   --------------    --------------    --------------   --------------

Hong Kong              $23,531            $6,780            $--              $2,389           $2,389
Italy                    2,122               659             659                500              500
Netherlands              7,215             3,577             --                 208              208
Spain                    7,229               666             666                530              530


     The following table sets forth the administration fee earned by each of the Belgium/Luxembourg, Japan, Mexico, Nordic and Switzerland Funds during the period from the start of business to December 31, 1994.

                                                               Administration Fee Earned
                  FUNDS                                   for the Fiscal Year Ended 12/31/94
                  -----                                   ----------------------------------
                  Belgium/Luxembourg(1)                                 $7,427
                  Japan(2)                                               6,700
                  Mexico(3)                                              8,483
                  Nordic(2)                                              6,709
                  Switzerland(2)                                         5,034

    (1) Start of business, February 15, 1994. (2) Start of business, February 14, 1994. (3) Start of business,
        August 2, 1994.


     The following table sets forth the administration fee earned by the Britain and Germany Funds during the period from the period from the start of business to June 30, 1995.

                                                            Administration Fee Rate Earned
                  FUNDS                                      for the Period Ended 6/30/95
                  -----                                     -------------------------------
                  Britain(1)                                             0.10%
                  Germany(2)                                             0.10%

              (1) Start of business, April 20, 1995.  (2) Start of business, April 19,1995.


     Eaton Vance and EV are both wholly owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are H. Day Brigham, Jr., Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Brigham, Clay, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of September 15, 1995, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Mr. Brigham is an officer and Trustee of the Trust, and a member of the Eaton Vance, EVC, BMR and EV organizations. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders, who are officers of the Trust, are also members of the Eaton Vance, BMR and EV organizations.

     EVC owns all of the stock of Marblehead Energy Corp., which engages in oil and gas operations, and 77.3% of the stock of Investors Bank & Trust Company, the Funds' custodian, which provides custodial, trustee and other fiduciary services to investors, including individuals, employee benefit plans, corporations, investment companies, savings banks and other institutions. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal properties.
EVC, Eaton Vance, BMR and EV may also enter into other businesses.

     Each Fund will be responsible for all expenses relating to its operations and not designated as expenses of Wright under the Investment Advisory Contracts or of Eaton Vance under the Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining each Fund's net asset value and keeping each Fund's books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of Trustees not affiliated with Eaton Vance or Wright; distribution expenses incurred pursuant to the Trust's distribution plan; and investment advisory and administration fees. Each Fund will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto.

     The Investment Advisory Contracts of all the Funds and the Administration Agreement of all the Funds will remain in effect until February 28, 1996. The Funds' Investment Advisory Contracts may be continued with respect to each Fund from year to year thereafter so long as such continuance after February 28, 1996, as the case may be, is approved at least annually (i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the shareholders of that Fund. The Investment Advisory Contracts and Administration Agreement may be terminated as to a Fund at any time without penalty on sixty (60) days' written notice by the Board of Trustees or Directors of either party, or by vote of the majority of the outstanding shares of that Fund, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreement on the part of Eaton Vance or Wright. Eaton Vance or Wright will not be liable to the Trust for any loss incurred. The Funds' Investment Advisory Contracts and Administration Agreement were most recently approved by the Trustees, including the "non-interested" Trustees, at a meeting held on January 25, 1995.
CUSTODIAN

     Investors Bank & Trust Company ("IBT"), 24 Federal Street, Boston, Massachusetts (a 77.3% owned subsidiary of EVC) acts as custodian for the Funds. IBT has the custody of all cash and securities of the Funds, maintains the Funds' general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Funds' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Funds. IBT charges custody fees which are competitive within the industry. A portion of the custody fee for each fund managed by Wright for which IBT serves as custodian is based upon a schedule of percentages applied to the aggregate assets of those funds, the fees so determined being then allocated among such funds relative to their size. In addition, each fund pays to IBT a fee based on the number of portfolio transactions, a fee based on the number of portfolio holdings, and a fee for bookkeeping and valuation services. These fees are then reduced by a credit for cash balances of the particular fund at IBT equal to 75% of the average 91-day, U.S. Treasury Bill auction rate for the billing period applied to the particular fund's average daily collected balances for the period.

     EVC and its affiliates and its officers and employees from time to time enter into transactions with various banks, including the Funds' custodian, IBT. Those transactions with IBT which have occurred to date have included loans to certain of Eaton Vance's officers and employees. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodian or other relationships between the Funds and IBT.

     The Funds will employ foreign sub-custodians, the selection of which are subject to annual review and approval by the Trustees in accordance with Rule 17f-5 under the 1940 Act.

     During the fiscal year ended December 31, 1994, each Fund that was offering its shares at December 31, 1994 paid the following amounts to IBT for custodial services under these arrangements.
------------------------------------------------------------------------------

         Belgium/Luxembourg Fund(1)............    $16,536
         Hong Kong Fund........................     31,332
         Italy Fund............................     26,080
         Japan Fund(2).........................     26,972
         Mexico Fund(3)........................      1,000
         Netherlands Fund......................     24,850
         Nordic Fund(2)........................     23,610
         Spain Fund............................     25,698
         Switzerland Fund(2)...................     27,642
------------------------------------------------------------------------------

    (1) Start of business, February 15, 1994. (2) Start of business, February 14, 1994. (3) Start of business,
        August 2, 1994.

     During the period from the start of business, April 20, 1995 to June 30, 1995, the Britain Fund paid no fee to IBT. During the period from the start of business, April 19, 1995 to June 30, 1995, the Germany Fund paid no fee to IBT.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the Trust's independent certified public accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission and preparation of the Funds' Federal and state tax returns.




BROKERAGE ALLOCATION


     Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Wright places the portfolio security transactions for each Fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other clients. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Funds may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for their use in servicing their accounts. Such brokers may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing advisory clients other than the Fund which paid the brokerage commissions and the other Funds. The services and information furnished by a particular firm may not necessarily be used in connection with the Funds or the Fund which paid brokerage commissions to such firm. The advisory fee paid by the Funds to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if Wright should attempt to develop comparable services and information through its own staff.

     Subject to the requirement that Wright shall use its best efforts to seek to execute each Fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom a Fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the Funds' Investment Advisory Contracts, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met.

     The Funds' Investment Advisory Contracts expressly recognize the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a Fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.

     If purchases or sales of securities of the Funds and one or more other investment companies or clients supervised by Wright are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Wright, taking into account the respective sizes of the Funds, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

     During the fiscal years ended December 31, 1994, 1993 and 1992, the Funds that were offering their shares during such periods paid the following amounts on brokerage commissions:

                                          1994          1993         1992
                                          ----          ----         ----

              Hong Kong ...........     $403,603      $104,578      $40,202
              Italy................       53,969        10,234        5,193
              Netherlands..........       54,183        39,612        1,012
              Spain ...............      146,065         7,720        8,042

     During the period from the start of business to the fiscal year ended December 31, 1994, Belgium/Luxembourg, Japan, Mexico, Nordic and Switzerland Funds paid the following amounts on brokerage commissions:

              Belgium/Luxembourg Fund(1)....   $ 50,547
              Japan Fund(2).................     89,821
              Mexico(3).....................     82,118
              Nordic Fund(2)................     49,398
              Switzerland Fund(2)...........     42,474

    (1) Start of business, February 15, 1994. (2) Start of business, February 14, 1994. (3) Start of business,
        August 2, 1994.

     During the period from the start of business to June 30, 1995, Britain and Germany Funds paid the following amounts on brokerage commissions:

                  Britain(1)................   $ 99,239
                  Germany(2)................     37,377

(1) Start of business, April 20, 1995.  (2) Start of business, April 19, 1995.

FUND SHARES AND OTHER SECURITIES

     The shares of beneficial interest of the Trust have no par value and may be issued in two or more series, or Funds. The Trust currently has nineteen series designated as listed on page 3 of this Statement of Additional Information. The Trustees are empowered by the Declaration of Trust and By-Laws to create additional series. Shares of each series may be issued in an unlimited number by the Trust's Trustees. Each share of a series represents an equal proportionate beneficial interest in that series and, when issued and outstanding, the shares are fully paid and non-assessable by the relevant series.

     Shareholders are entitled to one vote for each full share held. Fractional shares may be voted in proportion to the amount of a series' net asset value which they represent. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining shares voting on the matter will not be able to elect any Trustees. Shares have no preemptive or conversion rights and are freely transferable. Upon liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of the affected series available for distribution to shareholders.


PURCHASE, EXCHANGE AND REDEMPTION AND PRICING OF SHARES

     For information regarding the purchase of shares, see "How to Buy Shares" in the Funds' current Prospectus.

     For information about exchanges between Funds, see "How to Exchange Shares" in the Funds' current Prospectus.

     For information about the redemption of shares, see "How to Redeem or Sell Shares" in the Funds' current Prospectus.

     For a description of how the Funds value their shares, see "How The Funds Value Their Shares" in the Funds' current Prospectus.


PRINCIPAL UNDERWRITER

     The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Funds in accordance with Rule 12b-1 under the 1940 Act and Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD").

     The Trust has entered into a distribution contract on behalf of the Funds with its Principal Underwriter, Wright Investors' Service Distributors, Inc. ("WISDI"), a wholly-owned subsidiary of Wright, providing for WISDI to act as a separate distributor of each Fund's shares.

     Under this contract and the Plan, it is currently intended that each Fund will pay to WISDI for distribution services and personal and account maintenance services in connection with the Fund's shares an annual fee equal to .25% of such Fund's average daily net assets. Appropriate adjustments to payments made pursuant to the Plan shall be made whenever necessary to assure that no payment is made by a Fund which exceeds the applicable maximum cap imposed on asset-based, front-end and deferred sales charges by Section 26(d) of Article III of the Rules of Fair Practice of the NASD.

     Pursuant to the Plan, the Trust, on behalf of each Fund, is authorized to compensate WISDI for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by WISDI in connection with the Fund's shares. The amount of such compensation, including compensation for personal and account maintenance services, paid during any one year shall not exceed .25% of the average daily net assets of the Fund. Such compensation shall be calculated and accrued daily and paid quarterly.

     Distribution services and expenses for which WISDI may be compensated pursuant to this Plan include, without limitation: compensation to and expenses incurred by Authorized Dealers and the officers, employees and sales representatives of Authorized Dealers and of WISDI; allocable overhead, travel and telephone expenses; the printing of prospectuses and reports for other than existing shareholders; the preparation and distribution of sales literature and advertising; and all other expenses (other than personal and account maintenance services as defined below) incurred in connection with activities primarily intended to result in the sale of the Funds' shares.

     Personal and account maintenance services include, but are not limited to, payments made to or on account of WISDI, Authorized Dealers and their respective officers, employees and sales representatives who respond to inquiries of, and furnish assistance to, shareholders concerning their ownership of Fund shares and their accounts or who provide similar services not otherwise provided by or on behalf of the Fund.

     The Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by WISDI. Accordingly, an amount equal to 1/365 of the annual distribution fee will be accrued on each day as an expense of each Fund, which will reduce its net investment income.

     Under the Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

     Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of its Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein as to a Fund without approval of a majority of the outstanding voting securities of that Fund and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. The Plan may be terminated at any time as to a Fund without payment of any penalty by a vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of a majority of the outstanding voting securities of that Fund. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

     The following table shows the fee payable to WISDI under the Plans and the amount of such fee actually paid by each Fund that was then offering its shares to the public for the year ended December 31, 1994.

                                             Distribution Expenses                     Distribution Expenses
                              Distribution        Reduced by         Distribution         Paid as a % of
                                Expenses         the Principal         Expenses           Fund's Average
FUNDS                           Allowable         Underwriter        Paid by Fund         Net Asset Value
-----                         ------------   ---------------------   -------------      ---------------------
Belgium/Luxembourg(1)           $18,567                 --              $18,567                0.25%
Hong Kong                        58,828                 --               58,828                0.25%
Italy                             5,350              $5,350                   0                   0%
Japan(2)                         16,751                 --               16,751                0.25%
Mexico(3)                        21,206                 --               21,206                0.25%
Netherlands                      18,036                 --               18,036                0.25%
Nordic(2)                        16,774                 --               16,774                0.25%
Spain                            18,071               2,300              15,771                0.22%
Switzerland(2)                   12,586               4,025               8,561                0.17%


(1) Start of  business,  February  15, 1994.  (2) Start of  business,  February  14,  1994.  (3) Start of business,
August 2, 1994.

     The following table shows the distribution expenses allowable to WISDI and paid by the Britain and Germany Funds for the period from the start of business, to June 30, 1995.

                                             Distribution Expenses                  Distribution Expenses
                              Distribution        Reduced by         Distribution     Paid as a % of
                                Expenses         the Principal         Expenses       Fund's Average
FUNDS                           Allowable         Underwriter        Paid by Fund     Net Asset Value
-----                          -----------   ----------------------  -------------    ----------------------
Britain(1)                       $7,040                 --               $7,040            0.25%
Germany(2)                        6,993                 --                6,993            0.25%


(1) Start of business, April 20, 1995.  (2) Start of business, April 19, 1995.

     For the fiscal year ended December 31, 1994, it is estimated that WISDI spent approximately the following amounts on behalf of the Wright Funds that were offering their shares during such fiscal year.

                  Wright Investors' Service Distributors, Inc.
                     Financial Summaries for the Year 1994

                                      Printing         Travel       Commisions       Admin-
                                      & Mailing          and            and         istration
FUNDS                 Promotional   Prospectuses    Entertainment  Service Fees     and Other      TOTAL
-----                 -----------   ------------    -------------  ------------     ----------     ------
Belgium/Luxembourg     $ 3,899        $ 3,064         $ 2,525        $ 6,368         $ 2,711      $18,567
Hong Kong               12,354          9,707           8,001         20,178           8,589       58,828
Italy                      --             --              --             --              --           --
Japan                    3,518          2,764           2,278          5,746           2,446       16,751
Mexico                   4,453          3,499           2,884          7,274           3,096       21,206
Netherlands              3,788          2,976           2,453          6,186           2,633       18,036
Nordic                   3,523          2,768           2,281          5,753           2,449       16,774
Spain                    3,312          2,602           2,145          5,409           2,303       15,771
Switzerland              1,798          1,413           1,164          2,936           1,250        8,561

     For the six months ended June 30, 1995, it is estimated that WISDI spent approximately the following amounts on behalf of the Britain and Germany Funds that commenced operations in April.

                                      Printing         Travel       Commisions       Admin-
                                      & Mailing          and            and         istration
FUNDS                 Promotional   Prospectuses    Entertainment  Service Fees     and Other      TOTAL
-----                 -----------   ------------    -------------- ------------     ----------    -------
Britain                 $3,520         $1,408            $845           $634            $633       $7,040
Germany                 $3,497         $1,400            $839           $629            $628       $6,993


PERFORMANCE INFORMATION

     The average annual total return of each Fund is determined for a specified period by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the maximum public offering price (net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The average annual total return will be calculated using the following formula:
                                         n
                                P (1 + T) = ERV

where:       P  =  A hypothetical initial payment of $1,000
             T  =  Average annual total return
             n  =  Number of years
           ERV = Ending redeemable value of a hypothetical $1,000 payment at the end of the period.

     Each Fund's yield is computed by dividing its net investment income per share earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price (net asset value) per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then they are annualized. Net investment income per share is equal to the Fund's dividends and interest earned during the period, reduced by accrued expenses for the period.

     The  yield  earned  by each Fund  will be  calculated  using the  following formula:
                                               6
                         YIELD = 2 [ ( a-b + 1) - 1 ]
                                       ---
                                       cd

where: a = Dividends and interest earned during the period b = Expenses accrued for the period (after reductions) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
           d = The maximum offering price (net asset value) per share on the last day of the period.

     A Fund's yield or total return may be compared to the Consumer Price Index and various domestic or foreign securities indices. A Fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, evaluations of a Fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. These may include rankings prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds. The Lipper performance analysis reflects the reinvestment of dividends and capital gain distributions but does not take sales charges into consideration and is prepared without regard to tax consequences.

     The following table shows the average annual total return for the one year, three year and life of the Fund for the periods ended December 31, 1994 and June 30, 1995:

                        Year Ended December 31, 1994        Six Months Ended June 30, 1995
                        ----------------------------        ------------------------------
                          One      Three       Since           One      Three       Since        Inception
FUNDS                    Year       Years    Inception        Year       Years    Inception        Date
-----                    ----       -----    ---------        ----       -----    ---------        ----

Hong Kong(1)           (37.03%)    10.49%      9.60%        (16.14%)     1.00%      9.09%         6-28-90
Italy(2)                 4.98%     (8.06%)   (13.13%)       (11.53%)    (7.21%)   (12.95%)        6-28-90
Netherlands(3)          11.68%      7.01%      3.31%         23.26%     10.02%      6.23%         6-28-90
Spain(4)                (9.50%)    (9.64%)   (10.58%)        (3.85%)    (6.68%)    (8.50%)        6-28-90

(1) If a portion of the Hong Kong Fund's expenses had not been subsidized for the four years ended December 31, 1993, the Fund would have had lower returns;
(2) If a portion of the Italy Fund's expenses had not been subsidized for the five years ended December 31, 1994, and the six months ended June 30, 1995, the Fund would have had lower returns; (3) If a portion of the Netherlands Fund's expenses had not been subsidized for the four years ended December 31, 1993, and the six months ended June 30, 1995, the Fund would have had lower returns; (4) If a portion of the Spain Fund's expenses had not been subsidized for the five years ended December 31, 1994, and the six months ended June 30, 1995, the Fund would have had lower returns.

     The following table shows the average annual total return for the periods from the start of business to December 31, 1994 and June 30, 1995:

                                           Start of  Business to      Six Months           Since
                                             December 31, 1994    Ended June 30, 1995    Inception
                                             -----------------    -------------------    ---------

         Belgium/Luxembourg Fund(1)                2.81%                17.15%            13.81%
         Japan Fund(2)                            (2.17%)              (18.35%)           (8.21%)
         Mexico Fund(3)                          (30.91%)              (51.35%)
         Nordic Fund(2) (5)                       (1.19%)               13.75%             5.73%
         Switzerland Fund(2) (4)                  (5.19%)               14.67%             9.04%

(1) Start of business, February 15, 1994. (2) Start of business, February 14, 1994. (3) Start of business, August 2, 1994. (4) If a portion of the Switzerland Fund's expenses had not been subsidized for the year ended December 31, 1994, and the six months ended June 30, 1995, the Fund would have had lower returns.
(5) If a portion of the Nordic Fund's expenses had not been subsidized for the six months ended June 30, 1995, the Fund would have had lower returns.

     The  following  table shows the average  annual total return for the period from the start of business to June 30, 1995:
         Britain Fund(1)......3.20%                 Germany Fund(2)......3.90%

(1) For the period from the start of business,  April  20,1995 to June  30,1995.  (2) For the period from the start of business April 19, 1995 to June 30, 1995.


TAXES

     Among the requirements for qualification of each Fund as a regulated investment company are the following: (1) at least 90% of the Fund's annual gross income must be derived from interest, dividends, gains from the sale or other disposition of stock or securities and certain other types of income; (2) less than 30% of the Fund's annual gross income may be derived from gross gains from the sale or disposition of stock or securities or certain other investments held for less than three months; and (3) at the close of each quarter of its taxable year, (a) at least 50% of the value of the Fund's assets must be comprised of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to not more than 5% of the value of the Fund's total assets and not more than 10% of the voting securities of such issuer and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or certain other issuers controlled by the Fund. These requirements may limit a Fund's activities in options on securities and securities indices, as well as in foreign currencies and forward foreign currency exchange contracts to the extent gains relating to such latter activities are considered not directly related to the Fund's principal business of investing in securities.

     Each Fund's use of equalization may affect the amount, timing and character of distributions to shareholders. Investment by a Fund in a stock of a "passive foreign investment company" may cause the Fund to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may in some cases be available that would ameliorate some of these adverse tax consequences.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, forward foreign currency exchange contracts and receivables or payables denominated in a foreign currency are subject to special tax rules under Section 988 of the Code which will generally cause gains and losses from these transactions to be treated as ordinary income and losses. Certain forward positions held by a Fund may be required to be "marked to market" (treated as if they were closed out) on the last business day of each taxable year. In addition, if certain of these positions held by the Fund substantially diminish the Fund's risk of loss with respect to securities or other positions in the Fund's portfolio, this combination of positions may be treated as a straddle for tax purposes with the possibility of deferral of losses and adjustments in the holding period of securities held by the Fund.

     The portion of the distributions of United States Fund or Global Fund, if any, attributable to dividends it receives from U.S. domestic corporations may qualify for the dividends-received deduction for corporate shareholders, subject to compliance with certain minimum holding-period requirements and debt-financing restrictions. Such portion, if any, may increase liability for alternative minimum tax and result in basis adjustments under certain circumstances.

     Shareholders may realize a taxable gain or loss upon a redemption or exchange of shares of a Fund. Any loss realized upon the redemption or exchange of shares of a Fund with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares. All or a portion of any loss realized upon the redemption or exchange of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within the period beginning 30 days before and ending 30 days after the date of such redemption or exchange.

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 13, 1995


                                                           WRIGHT EQUIFUND - BRITAIN
                                                           -------------------------

ASSETS:
     Cash...................................................   $     10
     Deferred organization expenses (Note 2)................     18,000
                                                               ---------
         Total Assets.......................................   $ 18,010

LIABILITIES:
     Accrued organization expenses..........................     18,000
                                                               ---------
Net assets (applicable to one share of beneficial interest
     issued and outstanding)................................   $     10
                                                               =========
Net asset value, offering price, and repurchase price
     per share..............................................   $  10.00
                                                               =========

NOTES:

(1) Wright EquiFund - Britain was designated a series of EquiFund - Wright National Fiduciary Equity Funds on January 13, 1995. A sale of interest therein at the purchase price of $10 was made by Wright Investors' Service (the "initial interests").

(2) Organization expenses are being deferred and will be amortized on a straight-line basis over a period not to exceed five years, commencing on the effective date of the Fund's initial offering of its shares. The amount paid by the Fund on any withdrawal by the holders of the initial interests of any of the respective initial interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the initial interests withdrawn to the initial interests then outstanding.

                          INDEPENDENT AUDITORS' REPORT





To The Trustees and Shareholders of EquiFund - Wright National  Fiduciary Equity
Funds:

We have audited the accompanying statement of assets and liabilities of Wright EquiFund - Britain, a series of EquiFund - Wright National Fiduciary Equity
Funds (the Trust) as of January 13, 1995. This financial statement is the responsibility of the management. Our responsibility is to express an opinion on this financial based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Wright EquiFund - Britain, a series of EquiFund - Wright National Fiduciary Equity Funds (the Trust) as of January 13, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP



Boston, Massachusetts
January 16, 1995

                                   FINANCIAL STATEMENTS



                       Registrant incorporates  by  reference  the  audited
              financial information for the Funds (Belgian/Luxembourg, Dutch, Hong Kong, Italian, Japanese, Mexican, Nordic, Spanish and Swiss) contained in the Funds' shareholder report for the fiscal year ended December 31, 1994 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000715165-95-000020).

                      Registrant incorporates  by reference  the financial
              information  for  the  Funds  (Belgium/Luxembourg,   Britain,
              Germany, Hong Kong, Italy, Japan, Mexico, Netherlands, Nordic, Spain and Switzerland) contained in the Funds' semi-annual shareholder report dated June 30,1995 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000853255-95-000008).

                        THE WRIGHT EQUIFUND EQUITYTRUST

--------------------------------------------------------------------------------

                                 APPENDICES A-D
                              TO THE STATEMENT OF
                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                               APRIL 17,1995

                                 APPENDIX A
                         ---------------------------



DESCRIPTION OF INVESTMENTS


     U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS -- U.S. Government obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.

     REPURCHASE AGREEMENTS -- involve the purchase of debt securities of the U.S. Treasury, a Federal agency, a Federal instrumentality or a Federally-created corporation or of other high quality short-term debt obligations. At the same time a Fund purchases the security it resells such security to the vendor which is a member bank of the Federal Reserve System, a recognized securities dealer or any foreign bank whose creditworthiness has been determined by Wright to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service, Inc. or Standard and Poor's Ratings Group, and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to earn a return on cash which is only temporarily available. A Fund's risk is the ability of the vendor to pay an agreed upon sum upon the delivery date, which the Trust believes is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a Fund being able to resell the security. The 1940 Act prohibits registered investment companies from acquiring certain securities issued by broker-dealers. A transaction whereby a Fund enters into a repurchase agreement with a broker-dealer might be construed as a contravention of this prohibition. In the event the law is so interpreted, the Funds will cease such transactions.

     CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     FIXED TIME DEPOSITS -- are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     FINANCE COMPANY PAPER -- refers to promissory notes issued by finance companies in order to finance their short-term credit needs.

     FOREIGN SECURITIES -- The Funds, other than the United States Fund, may invest in foreign securities, and in certificates of deposit, bankers' acceptances, fixed time deposits issued by major foreign banks and foreign branches of United States banks, to any extent deemed appropriate by Wright and consistent with a Fund's investment objective. Investing in securities of foreign governments or securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risks of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S. To the extent investments in foreign securities are denominated or quoted in currencies of foreign countries, a Fund may be affected favorably or unfavorably by changes in currency exchange rates and may incur costs in connection with conversion between currencies.

     It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. companies (this is particularly true of issuers located in developing countries; however, the Funds do not anticipate investments in securities of developing countries). In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S.


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS -- The Funds, other than the United States Fund, may engage in foreign currency exchange transactions. Investments in securities of foreign governments and companies whose principal business activities are located outside the United States will frequently involve currencies of foreign countries. In addition, assets of a Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of a Fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although each Fund values its assets daily in U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Fund will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Funds do not intend to speculate in foreign currency exchange rates.


     As an alternative to spot transactions, a Fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although a forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades, a Fund will maintain segregated accounts in connection with such transactions. The Funds intend to enter into such contracts only on net terms.

     A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to "lock in" the price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of the foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the different currencies during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when Wright believes that the currency of a particular foreign country may suffer a decline, a Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain. As an operating policy, the Funds do not intend to enter into forward contracts for such hedging purposes on a regular or continuous basis, and will not do so if, as a result, more than 50% of the value of a Fund's total assets would be committed to the consummation of such contracts. A Fund will also not enter into such forward contracts or maintain a net exposure to such contracts if the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets quoted or denominated in that currency.


     The Fund's custodian will place cash or liquid, high grade debt securities in a segregated account. The amount of such segregated assets will be at least equal to the value of a Fund's total assets committed to the consummation of forward contracts involving the purchase of foreign currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

     A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, the Fund may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the Fund intends to sell the security and the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent that there has been a change in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date the Fund enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contracts prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     A Fund will not speculate in forward contracts and will limit its dealings in such contracts to the transactions described above. Of course, a Fund is not required to enter into such transactions with respect to its portfolio securities quoted or denominated in a foreign currency and will not do so unless deemed appropriate by Wright. This method of protecting the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.

     A Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

                                   APPENDIX B
                            --------------------------




                    MAJOR ECONOMIC AND FINANCIAL INDICATORS
                  OF THE NATIONS IN WHICH THE FUNDS MAY INVEST


                  The following information supplements and should be used in connection with the section of the Funds' Prospectus entitled "Appendix -- Information Concerning The Nations In Which The Funds May Invest."



                    MAJOR ECONOMIC AND FINANCIAL INDICATORS
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Avg. Annual Rates ending 1992
                                                                                            -------------------------------
                                           1992       1991      1990      1989       1988    2 Years    3 Years   5 Years
------------------------------------------------------------------------------------------------------------------------------
  AUSTRALIA
   Gross Domestic Product:
     Nominal                                 4.9%      3.8%      0.9%       5.7%     12.0%      4.3%       3.2%      5.4%
     Real                                    3.7%      2.5%     -1.4%       1.2%      4.3%      3.1%       1.6%      2.0%
   Inflation (CPI)                           6.7%      1.0%      3.2%       7.3%      7.5%      3.8%       3.6%      5.1%
   Trade Balance (A$ mil)                    -123      1555      3514        368     -3418       716       1649       379
   Current Account Balance (A$ mil)        -10369    -10546     -9811     -14849    -17314    -10458     -10242    -12578
   Interest Rates:
     Short Term (T-Bills)                    5.0%      6.3%     10.0%      14.2%     16.8%      5.6%      7.08%     10.4%
     Long Term (Govt 20 yrs)                 7.3%      9.2%     10.7%      13.2%     13.4%      8.3%      9.06%     10.8%
   Exchange Rates US$/A$                   0.6771    0.6886    0.7598     0.7733    0.7927    0.6829     0.7085    0.7383
-------------------------------------------------------------------------------------------------------------------------------

   AUSTRIA
   Gross Domestic Product:
     Nominal                                 3.5%      6.1%      7.1%      7.7%       6.8%      4.8%      5.5%       6.2%
     Real                                   -0.1%      1.8%      2.9%       4.2%      3.8%      0.9%       1.6%      2.6%
   Inflation (CPI)                           3.6%      4.1%      3.3%       3.3%      2.5%      3.8%       3.7%      3.4%
   Trade Balance (Schilling mil)            -7825     -8841     -8597      -7012     -5581     -8333      -8421     -7571
   Current Account Balance (Schilling mil)   -875      -703       116       1174       236      -789       -487       -10
   Interest Rates:
     Short Term (Deposit rate)               3.0%      3.7%      3.8%       3.4%      3.0%      3.3%      3.47%      3.4%
     Long Term (Govt Bonds)                  6.6%      8.3%      8.6%       8.7%      7.1%      7.5%      7.84%      7.9%
   Exchange Rates US$/Schilling           0.08235    0.0881    0.0936     0.0937    0.0846    0.0852     0.0880    0.0885

--------------------------------------------------------------------------------------------------------------------------------
   BELGIUM
   Gross National Product:
     Nominal                                   NA      4.9%      4.5%       6.4%      8.3%      4.7%       5.3%      6.2%
     Real                                      NA      1.4%      2.4%       2.8%      3.9%      1.9%       2.2%      3.1%
   Inflation (CPI)                           2.7%      2.4%      3.2%       3.4%      3.1%      2.6%       2.8%      3.0%
   Trade Balance (B.Franc mil)               3933      1331       -66        590       967      2632       1733      1351
   Current Account Balance (B.Franc mil)    12588      6468      4731       4950      3197      9528       7929      6387
   Interest Rates:
     Short Term (T-Bills)                      NA      9.4%      9.6%       8.5%      9.5%      9.2%       6.5%
     Long Term (Govt Bonds)                  7.2%      8.6%      9.3%      10.1%      8.6%      7.9%      8.37%      8.8%
   Exchange Rates US$/Franc               0.00028    0.0301    0.0320     0.0323    0.0280    0.0152     0.0208    0.0245

---------------------------------------------------------------------------------------------------------------------------------
   CANADA
   Gross Domestic Product:
     Nominal                                 3.4%      2.0%      0.8%      2.9%       7.4%      2.7%      2.1%       3.3%
     Real                                    2.2%      1.0%     -2.2%      -0.2%      2.4%      1.6%       0.3%      0.6%
   Inflation (CPI)                           1.9%      1.5%      5.6%       4.7%      5.1%      1.7%       3.0%      3.7%
   Trade Balance (C$ mil)                    7612      5981      3695       8330      5986      6797       5763      6321
   Current Account Balance (C$ mil)        -23869    -22060    -24052     -21548    -22728    -22965     -23327    -22851
   Interest Rates:
     Short Term (T-Bills)                    4.8%      6.6%      8.7%      12.8%     12.1%      5.7%      6.72%      9.0%
     Long Term (Govt Bonds)                  7.9%      8.8%      9.8%      10.9%      9.9%      8.3%      8.79%      9.4%
   Exchange Rates US$/C$                  0.75529    0.7867    0.8654     0.8618    0.8637    0.7710     0.8025    0.8266

---------------------------------------------------------------------------------------------------------------------------------

   DENMARK
   Gross Domestic Product:
     Nominal                                 2.6%      2.8%      3.6%       4.2%      4.8%      2.7%       3.0%      3.6%
     Real                                    1.5%      0.8%      1.3%       1.4%      0.6%      1.2%       1.2%      1.1%
   Inflation (CPI)                           1.3%      2.1%      2.4%       2.7%      4.7%      1.7%       1.9%      2.6%
   Trade Balance (Kroner mil)                7812      7204      4748       4875      2425      7508       6588      5413
   Current Account Balance (Kroner mil)      4711      4268      1983       1372     -1118      4490       3654      2243
   Interest Rates:
     Short Term (Money Market rate)         10.7%     11.4%      9.8%      11.0%      9.7%     11.0%     10.62%     10.5%
     Long Term (Govt Bonds)                  7.1%      9.5%      9.6%      10.7%      9.8%      8.3%      8.71%      9.3%
   Exchange Rates US$/Kroner              0.14765    0.1598    0.1691     0.1731    0.1513    0.1537     0.1589    0.1602

----------------------------------------------------------------------------------------------------------------------------------
   FINLAND
   Gross Domestic Product:
     Nominal                                 0.8%     -2.9%     -4.8%      5.8%      12.1%     -1.1%     -2.3%       2.0%
     Real                                   -1.6%     -3.6%     -7.1%       0.0%      5.7%     -2.6%      -4.1%     -1.4%
   Inflation (CPI)                           2.2%      2.6%      4.1%       6.2%      6.6%      2.4%       2.9%      4.3%
   Trade Balance (Markka mil)                6392      3952      2321        725      -219      5172       4222      2634
   Current Account Balance (Markka mil)      -980     -4946     -6766      -6961     -5796     -2963      -4231     -5090
   Interest Rates:
     Short Term (Deposit rate)               4.8%      7.5%      7.5%       7.5%      5.8%      6.1%      6.58%      6.6%
   Exchange Rates US$/Markka              0.17288    0.1907    0.2420     0.2752    0.2464    0.1818     0.2018    0.2254
----------------------------------------------------------------------------------------------------------------------------------


   FRANCE
   Gross Domestic Product:
     Nominal                                 1.4%      3.5%      3.9%       5.7%      7.4%      2.4%       2.9%      4.3%
     Real                                   -1.0%      1.2%      0.8%       2.5%      4.3%      0.1%       0.3%      1.5%
   Inflation (CPI)                           2.1%      2.4%      3.2%       3.4%      3.4%      2.3%       2.6%      2.9%
   Trade Balance (F.Franc mil)               6997      1755    -10175     -13671    -10651      4376       -474     -5149
   Current Account Balance (F.Franc mil)    10201      4337     -7030     -15236     -5661      7269       2503     -2678
   Interest Rates:
     Short Term (Deposit rate)                 NA        NA        NA       6.7%      5.9%        NA         NA        NA
     Long Term (Govt Bonds)                  6.9%      8.6%      9.1%      10.0%      8.8%      7.8%      8.19%      8.7%
   Exchange Rates US$/Franc                0.1696    0.1816    0.1931     0.1950    0.1728    0.1756     0.1814    0.1824
----------------------------------------------------------------------------------------------------------------------------------

   GERMANY
   Gross National Product:
     Nominal                                 0.8%      5.5%      8.4%       8.9%      6.7%      3.1%       4.8%      6.0%
     Real                                   -1.7%      1.4%      5.1%       5.9%      3.7%     -0.2%       1.6%      2.8%
   Inflation (CPI)                           4.1%      4.0%      3.5%       2.7%      2.7%      4.0%       3.8%      3.4%
   Trade Balance (DM bil)                      45        33        23         71        78        39         34        50
   Current Account Balance (DM bil)           -20       -22       -19         46        58       -21        -20         9
   Interest Rates:
     Short Term (T-Bills)                    6.2%      8.3%      8.3%       8.1%      6.3%      7.3%      7.60%      7.4%
     Long Term (Govt Bonds)                  6.3%      8.0%      8.6%       8.9%      7.1%      7.1%      7.62%      7.8%
   Exchange Rates US$/DM                   0.5793    0.6196    0.6596     0.6693    0.5890    0.5994     0.6195    0.6234
----------------------------------------------------------------------------------------------------------------------------------

   HONG KONG
   Gross Domestic Product:
     Nominal                                   NA     11.4%     11.4%      11.4%     15.1%     13.3%      13.9%     16.5%
     Real                                      NA        NA      4.2%       3.2%      2.8%      3.7%       3.4%      6.5%
   Inflation (CPI)                             AN        NA     12.0%       9.7%     10.1%     10.8%      10.6%      8.9%
   Trade Balance ($HK mil)                     NA        NA    -16156      -5326      5290    -10741      -5397     -5397
   Current Account Balance ($HK mil)           NA     27619     27619      27619     39966     27619      31735     31735
   Interest Rates:

     Short Term (3 mo. Interbank)              NA        NA      3.7%       8.5%      8.6%      6.1%       7.0%      7.0%
   Exchange Rates US$/HK$                      NA        NA    0.1282     0.1284    0.1282    0.1283     0.1283    0.1283
---------------------------------------------------------------------------------------------------------------------------------

   IRELAND
   Gross Domestic Product:
     Nominal                                 7.7%      6.4%      4.0%       6.7%     12.1%      7.0%       6.0%      7.3%
     Real                                    4.0%      5.0%      2.9%       8.6%      7.4%      4.5%       3.9%      5.5%
   Inflation (CPI)                           1.4%      3.1%      3.2%       3.3%      4.1%      2.3%       2.6%      3.0%
   Trade Balance ((pound)mil)                8161      6813      4167       3969      4003      7487       6380      5423
   Current Account Balance ((pound)mil)      3848      2452      1444         45      -508      3150       2581      1456
   Interest Rates:
     Short Term (T-Bills)                      NA        NA     10.1%      10.9%      9.7%      5.5%     10.24%      9.8%
     Long Term (Govt Bonds)                  7.7%      9.1%      9.2%      10.1%      9.0%      8.4%      8.67%      9.0%
   Exchange Rates US$/(pound)              0.7088    0.6137    0.5715     0.5632    0.6425    0.6613     0.6313    0.6200

---------------------------------------------------------------------------------------------------------------------------------
   ITALY
   Gross Domestic Product:
     Nominal                                   NA      5.6%      8.7%       9.9%      9.3%      7.2%       8.1%      8.9%
     Real                                      NA      0.9%      1.3%       2.1%      2.9%      1.1%       1.4%      2.3%
   Inflation (CPI)                           4.5%      5.2%      6.3%       6.5%      6.2%      5.7%       6.0%      5.9%
   Trade Balance (Lire bil)                 32278      3085      -445       1373     -1664     17682      11639      6925
   Current Account Balance (Lire bil)       11176    -27908    -24060     -16827    -11900     -8366     -13597    -13904
   Interest Rates:
     Short Term (T-Bills)                   10.6%     14.3%     12.5%      12.4%     12.6%     12.5%     12.48%     12.5%
     Long Term (Govt Bonds)                 11.3%     13.3%     13.2%      11.5%     10.7%     12.3%     12.59%     12.0%
   Exchange Rates US$/Lire                 0.0006    0.0007    0.0009     0.0009    0.0008    0.0006     0.0007    0.0008

----------------------------------------------------------------------------------------------------------------------------------
   JAPAN
   Gross National Product:
     Nominal                                 1.1%      2.8%      6.3%       7.2%      6.7%      1.9%       3.4%      4.8%
     Real                                    0.1%      1.4%      4.3%       4.8%      4.8%      0.7%       1.9%      3.1%
   Inflation (CPI)                           1.2%      1.7%      3.3%       3.1%      2.2%      1.5%       2.1%      2.3%
   Trade Balance (Yen bil)                    142       132       103         64        77       137        126       104
   Current Account Balance (Yen bil)          132       118        73         36        57       125        107        83
   Interest Rates:
     Short Term (Deposit rate)               2.1%      3.4%      4.1%       3.6%      2.0%      2.7%      3.21%      3.0%
     Long Term (Govt Bonds)                  3.7%      4.9%      6.5%       7.4%      5.1%      4.3%      5.05%      5.5%
   Exchange Rates US$/Japanese(Y)          0.0844    0.0080    0.0080     0.0074    0.0070    0.0462     0.0335    0.0230
----------------------------------------------------------------------------------------------------------------------------------

   MALAYSIA
   Gross Domestic Product:
     Nominal                                12.2%     14.1%     11.9%      12.9%     12.9%     13.1%      12.7%     12.8%
     Real                                    8.5%      7.8%      8.7%       9.7%      9.2%      8.1%       8.3%      8.8%
   Inflation (CPI)                           3.6%      4.7%      4.4%       2.7%      2.7%      4.1%       4.2%      3.6%
   Trade Balance (Ringgit mil)               3409      3375       527       2622      4382      3392       2437      2863
   Current Account Balance (Ringgit mil)    -2103     -1649     -4184       -918       258     -1876      -2645     -1719
   Interest Rates:
     Short Term (Deposit rate)                 NA        NA      7.2%       5.9%      4.6%      6.5%      5.89%      4.1%
   Exchange Rates US$/Ringgit              0.3702    0.3828    0.3671     0.3702    0.3699    0.3765     0.3734    0.3720
----------------------------------------------------------------------------------------------------------------------------------

   MEXICO
   Gross Domestic Product:
     Nominal                                   NA     17.8%     26.0%      35.2%     30.0%     21.9%      26.2%     39.4%
     Real                                      NA      2.8%      3.6%       4.4%      3.3%      3.2%       3.6%      3.1%
   Inflation (CPI)                           9.7%     15.5%     22.7%      26.6%     20.1%     19.0%      21.5%     35.8%
   Trade Balance (Pesos bil)               -18891    -20677    -11329      -4433     -2596    -19784     -16966    -11585
   Current Account Balance (Pesos bil)     -23391    -24806    -14888      -7451     -5825    -24099     -21028    -15272
   Interest Rates:
     Short Term (T-Bills)                   15.0%     15.6%     19.3%      34.8%     45.0%     27.0%     33.01%     54.3%
   Exchange Rates US$/Peso                 0.3220    0.3210    0.3256     0.3395    0.3786    0.3215     0.3229    0.3373

----------------------------------------------------------------------------------------------------------------------------------
   NETHERLANDS
   Gross National Product:
     Nominal                                 1.9%      3.9%      5.0%       6.5%      6.0%      2.9%       3.6%      4.6%
     Real                                    0.3%      1.8%      2.3%       3.9%      4.7%      1.0%       1.5%      2.6%
   Inflation (CPI)                           2.6%      3.2%      3.1%       2.5%      1.0%      2.9%       3.0%      2.5%
   Trade Balance (Guilders mil)             12908     11340     10740      10330      8155     12124      11663     10695
   Current Account Balance (Guilders mil)    9775      6504      7529       8930      9784      8140       7936      8504
   Interest Rates:
     Short Term (Deposit Rate)               3.1%      3.2%      3.2%       3.3%      3.5%      3.2%      3.16%      3.3%
     Long Term (Govt Bonds)                  6.5%      8.1%      8.7%       8.9%      7.2%      7.3%      7.78%      7.9%
   Exchange Rates US$/Guilders             0.5152    0.5512    0.5847     0.5917    0.5221    0.5332     0.5504    0.5530
----------------------------------------------------------------------------------------------------------------------------------

   NEW ZEALAND
   Gross Domestic Product:
     Nominal                                 6.2%      4.4%     -0.3%       2.4%      6.2%      5.3%       3.4%      3.8%
     Real                                    4.8%      2.1%     -2.6%      -0.8%     -1.1%      3.4%       1.4%      0.5%
   Inflation (CPI)                           1.4%      1.0%      2.6%       6.0%      5.7%      1.2%       1.6%      3.3%
   Trade Balance (NZ$ mil)                   1714      1674      2072        897       973      1694       1820      1466
   Current Account Balance (NZ$ mil)         -932      -869      -658       -669     -1276      -901       -820      -881
   Interest Rates:
     Short Term (T-Bills)                    6.2%      6.7%      9.7%      13.8%     13.5%      6.5%      7.56%     10.0%
     Long Term (Govt Bonds)                  6.7%      7.9%     10.0%      12.5%     12.8%      7.3%      8.19%     10.0%
   Exchange Rates US$/NZ$                  0.5588    0.5143    0.5411     0.5878    0.5972    0.5366     0.5381    0.5598
-------------------------------------------------------------------------------------------------------------------------------

   NORWAY
   Gross Domestic Product:
     Nominal                                 4.4%      2.4%      4.0%       6.3%      6.5%      3.4%       3.6%      4.7%
     Real                                    2.3%      3.4%      1.6%       1.7%      0.6%      2.8%       2.4%      1.9%
   Inflation (CPI)                           2.3%      2.3%      3.4%       4.2%      4.5%      2.3%       2.7%      3.3%
   Trade Balance (Kroner mil)                8016      9303      8696       7761      3770      8660       8672      7509
   Current Account Balance (Kroner mil)      2453      2961      5049       4023       214      2707       3488      2940
   Interest Rates:
     Short Term (Deposit rate)               5.5%     10.7%      9.6%       9.7%      9.6%      8.1%      8.60%      9.0%
     Long Term (Govt Bond)                   6.5%      9.8%      9.9%      10.7%     10.8%      8.2%      8.72%      9.5%
   Exchange Rates US$/Kroner               0.1330    0.1444    0.1674     0.1693    0.1512    0.1387     0.1483    0.1531
---------------------------------------------------------------------------------------------------------------------------------

   SINGAPORE
   Gross Domestic Product:
     Nominal                                12.5%      8.3%     10.4%      15.2%     14.9%     10.4%      10.4%     12.2%
     Real                                    9.9%      6.0%      6.7%       8.8%      9.2%      8.0%       7.5%      8.1%
   Inflation (CPI)                           2.4%      2.3%      3.4%       3.4%      2.4%      2.3%       2.7%      2.8%
   Trade Balance (S$ mil)                   -8065     -5782     -3791      -4718     -2115     -6924      -5879     -4894
   Current Account Balance (S$ mil)          2039      3748      3992       2094      2785      2894       3260      2932
   Interest Rates:
     Short Term (Deposit rate)               2.3%      2.9%      4.6%       4.7%      3.2%      2.6%      3.26%      3.5%
   Exchange Rates US$/S$                   0.6219    0.6079    0.6133     0.5732    0.5279    0.6149     0.6144    0.5888
---------------------------------------------------------------------------------------------------------------------------------

   SOUTH AFRICA
   Gross Domestic Product:
     Nominal                                12.3%     10.0%     12.3%      14.7%     20.1%     11.1%      11.5%     13.8%
     Real                                    1.1%     -2.2%     -1.0%      -0.3%      2.4%     -0.6%      -0.7%     -0.0%
   Inflation (CPI)                           9.7%     13.9%     15.3%      14.4%     14.7%     11.8%      12.9%     13.6%
   Trade Balance (Rand mil)                  5781      5429      6134       6783      5589      5605       5781      5943
   Current Account Balance (Rand mil)        1805      1388      2258       2077      1579      1597       1817      1821
   Interest Rates:
     Short Term (T-Bills)                   11.3%     13.8%     16.7%      17.8%     16.8%     12.5%     13.92%     15.3%
     Long Term (Govt Bonds)                 14.0%     15.4%     16.3%      16.2%     16.9%     14.7%     15.25%     15.8%
   Exchange Rates US$/Rand                 0.2943    0.3276    0.3646     0.3902    0.3943    0.3109     0.3288    0.3542
---------------------------------------------------------------------------------------------------------------------------------

   SOUTH KOREA
   Gross Domestic Product:
     Nominal                                10.5%     11.4%     20.2%      20.4%     12.0%     10.9%      13.9%     14.8%
     Real                                    5.5%      5.1%      9.1%       9.5%      6.4%      5.3%       6.6%      7.1%
   Inflation (CPI)                           4.8%      6.2%      9.3%       8.6%      5.7%      5.5%       6.8%      6.9%
   Trade Balance (Won bil)                   1860     -2146     -6980      -2004      4597      -143      -2422      -935
   Current Account Balance (Won bil)          384     -4529     -8726      -2172      5056     -2073      -4290     -1997
   Interest Rates:
     Short Term (Deposit rate)               8.6%     10.0%     10.0%      10.0%     10.0%      9.3%      9.53%      9.7%
     Long Term (Govt Bonds)                 12.1%     15.1%     16.5%      15.0%     14.7%     13.6%     14.57%     14.7%
   Exchange Rates US$/Won                  0.0012    0.0013    0.0013     0.0014    0.0015    0.0013     0.0013    0.0013
---------------------------------------------------------------------------------------------------------------------------------


   SPAIN
   Gross Domestic Product:
     Nominal                                 3.2%      7.5%      9.5%      11.3%     12.2%      5.3%       6.7%      8.7%
     Real                                   -0.4%     -0.0%      2.2%       3.7%      4.7%     -0.2%       0.6%      2.0%
   Inflation (CPI)                           4.5%      5.9%      5.9%       6.7%      6.8%      5.2%       5.5%      6.0%
   Trade Balance (Pesetas bil)             -16065    -31034    -30753     -29566    -24495    -23550     -25951    -26383
   Current Account Balance (Pesetas bil)    -6258    -18481    -16718     -16819    -10933    -12370     -13819    -13842
   Interest Rates:
     Short Term (T-Bills)                   10.5%     12.4%     12.5%      14.2%     13.6%     11.5%     11.81%     12.6%
     Long Term (Govt Bonds)                 10.2%     12.2%     12.4%      14.7%     13.7%     11.2%     11.59%     12.6%
   Exchange Rates US$/Peseta               0.0070    0.0087    0.0103     0.0103    0.0091    0.0079     0.0087    0.0091
---------------------------------------------------------------------------------------------------------------------------------

   SWEDEN
   Gross Domestic Product:
     Nominal                                 0.7%     -0.5%      6.4%      10.3%     10.6%      0.1%       2.1%      5.4%
     Real                                   -1.8%     -1.7%     -1.7%       1.4%      2.4%     -1.7%      -1.7%     -0.3%
   Inflation (CPI)                           4.5%      2.8%      9.0%       9.9%      7.1%      3.6%       5.4%      6.6%
   Trade Balance (Kronor mil)                7707      6722      6359       3402      4015      7215       6929      5641
   Current Account Balance (Kronor mil)     -1835     -7671     -4646      -6820     -3400     -4753      -4717     -4874
   Interest Rates:
     Short Term (T-Bills)                    8.4%     12.9%     11.6%      13.7%     11.5%     10.6%     10.93%     11.6%
     Long Term (Govt Bonds)                  8.5%     10.0%     10.7%      13.1%     11.2%      9.3%      9.75%     10.7%
   Exchange Rates US$/Kronor               0.1204    0.1420    0.1808     0.1755    0.1606    0.1312     0.1478    0.1559
---------------------------------------------------------------------------------------------------------------------------------

   SWITZERLAND
   Gross Domestic Product:
     Nominal                                 1.2%      2.3%      5.4%       8.1%      8.2%      1.8%       3.0%      5.0%
     Real                                   -0.8%     -0.3%     -0.0%       2.3%      3.9%     -0.6%      -0.4%      1.0%
   Inflation (CPI)                           3.4%      4.1%      5.8%       5.4%      3.2%      3.7%       4.4%      4.3%
   Trade Balance (S.Francs mil)              2237       490     -3806      -6391     -4323      1364       -360     -2359
   Current Account Balance (S.Francs mil)   16696     14190     10325       6942      8042     15443      13737     11239
   Interest Rates:
     Short Term (T-Bills)                    4.8%      7.8%      7.7%       8.3%      6.6%      6.3%      6.75%      7.0%
     Long Term (Govt Bonds)                  4.1%      5.5%      6.4%       6.7%      5.2%      4.8%      5.29%      5.6%
   Exchange Rates US$/Franc                0.6759    0.6868    0.7377     0.7719    0.6466    0.6814     0.7002    0.7038
---------------------------------------------------------------------------------------------------------------------------------

   UNITED KINGDOM
   Gross Domestic Product:
     Nominal                                 5.5%      3.8%      4.4%       6.8%      9.4%      4.7%       4.6%      6.0%
     Real                                    2.1%     -0.5%     -2.0%       0.4%      2.2%      0.8%      -0.1%      0.4%
   Inflation (CPI)                           1.5%      3.7%      5.9%       9.5%      7.8%      2.6%       3.7%      5.7%
   Trade Balance (UK(pound)mil)           -20570    -23963    -18273     -32742    -40542    -22267     -20935    -27218
   Current Account Balance (UK(pound)mil) -16391    -19098    -13712     -31647    -36866    -17745     -16400    -23543
   Interest Rates:
     Short Term (T-Bills)                    5.2%      8.9%     11.0%      14.1%     13.1%      7.1%      8.36%     10.4%
     Long Term (Govt Bonds)                  7.9%      9.2%      9.9%      11.1%      9.6%      8.5%      8.98%      9.5%
   Exchange Rates US$/UK(pound)            1.4812    1.5120    1.8707     1.9280    1.6055    1.4966     1.6213    1.6795
----------------------------------------------------------------------------------------------------------------------------------

   UNITED STATES
   Gross National Product:
     Nominal                                 5.4%      5.2%      3.6%       5.2%      7.2%      5.3%       4.7%      5.3%
     Real                                    3.1%      3.3%     -1.2%       0.8%      2.5%      3.2%       1.7%      1.7%
   Inflation (CPI)                           3.0%      3.1%      4.2%       5.4%      4.9%      3.0%       3.4%      4.1%
   Trade Balance (US$ bil)                   -133       -96       -74       -109      -115       -85        -93      -104
   Current Account Balance (US$ bil)         -104       -68        -7        -92      -103       -37        -56       -80
   Interest Rates:
     Short Term (T-Bills)                    3.0%      3.5%      5.4%       7.5%      8.1%      4.4%       5.5%      6.2%
     Long Term (Govt Bonds)                  5.8%      7.0%      7.9%       8.6%      8.5%      7.4%       7.8%      8.2%

-----------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C
                            -----------------------
                             GLOBAL CUSTODY NETWORK

 ARGENTINA
     Citibank, N.A.
     Buenos Aires

AUSTRALIA
     National Australia Bank
     Melbourne

AUSTRIA
     Euroclear

BANGLADESH
     Standard Chartered

BELGIUM
     Euroclear

BRAZIL
     Banco de Boston
     Sao Paulo

CANADA
     Euroclear

CHILE
     Bank of Boston


CHINA
     Standard Chartered, Shenzhen
     Standard Chartered, Shanghai

COLOMBIA
     Citibank, S.A.
     Bogota

CZECH REPUBLIC
     Chase Manhattan Bank

DENMARK
     Euroclear

FINLAND
     Euroclear

FRANCE
     Euroclear

GERMANY
     Euroclear

GREECE
     Citibank, N.A.
     Athens

HONG KONG
     Standard Chartered Bank
     Hong Kong

HUNGARY
     Citibank, N.A.

INDIA
     State Bank of India

INDONESIA
     Standard Chartered Bank
     Jakarta

IRELAND
     Bank of Ireland
     Securities Services

ISRAEL
     Chase Manhattan Bank

ITALY
     Citibank, N.A.

JAPAN
     Standard Chartered Bank
     Tokyo

KOREA
     Standard Chartered Bank
     Seoul

LUXEMBOURG
     Euroclear

MALAYSIA
     Standard Chartered Bank

MEXICO
     Bancomer, S.A.

MOROCCO
     Chase Manhattan Bank

NETHERLANDS
     Euroclear

NEW ZEALAND
     National Australia Bank
     Aukland

NORWAY
     Euroclear

PAKISTAN
     Standard Chartered Bank
     Karachi

PERU
     Citibank, N.A.
     Lima

PHILLIPINES
     Standard Chartered Bank
     Manila

POLAND
     Citibank, N.A.

PORTUGAL
     Euroclear

PUERTO RICO
     Citibank, N.A.

SINGAPORE
     Standard Chartered Bank

SOUTH AFRICA
     Chase Manhattan Bank

SPAIN
     Euroclear

SRI LANKA
     Standard Chartered Bank

SWEDEN
     Euroclear

SWITZERLAND
     Euroclear

TAIWAN
     Standard Chartered Bank
     Taipei

THAILAND
     Standard Chartered Bank
     Bangkok

TURKEY
     Chase Manhattan, N.A.
     Istanbul

UNITED KINGDOM
     Barclays Bank PLC
     London

URUGUAY
     Citibank, N.A.
     Montevideo

VENEZUELA
     Citibank, N.A.
     Caracas

ZIMBABWE
     Barclays Bank PLC

                                  DEPOSITORIES

ARGENTINA
     Caja De Valores
     ("CDV")


AUSTRALIA
     Austra clear


AUSTRIA
     Oesterreichische Kontrollbank A.G./
     Wertpapiersammelbank A.G.
     ("OEKB/WSB")


BELGIUM
     Caisse Interprofessionnelle de Depots et de Virement de Titres S.A.
     ("CIK")


BRAZIL
     Bovespa


CANADA
     Canadian Depository
     for Securities Limited
     ("CDS")

CHINA
     Shenzen Central Registrars Co.


COLUMBIA
     Banco de la Republica


CZECH REPUBLIC
     SCP


DENMARK
     Vaerdipapircentralen
     ("VP")


FINLAND
     Central Share Depository


FRANCE
     Societe Interprofessionnelle
     pour la Compensation des Valeurs
     Mobilieres  ("SICOVAM")

GERMANY
     Deutscher  Kassenverein A.G.
     ("DKV")

GREECE
     Central Securities Depository, S.A.
     ("CSD")

HONG KONG
     CCASS


HUNGARY
     Keler


IRELAND
     Gilt Settlement Office
     ("GSO")

ISRAEL
     The Stock Exchange
     Clearing House Ltd.


ITALY
     Monte Titoli SpA Instituto per la
     Custodia e l'Amministrazione
     Accentrata di Valori Mobiliari
     ("Monte Titoli")

JAPAN
     Japan Securities Depository Center
     ("JASDEC")

KOREA
     KSD


LUXEMBOURG
     Centrale de Livraison de Valeurs
     Mobieres  ("CEDEL")


MALAYSIA
     Malaysian Central Depository


MEXICO
     Instituto para el Deposito de Valores
     ("Indeval")

NETHERLANDS
     Nederlands Centraal Instituut voor
     Giraal Effectenverkeer B.V.  ("Necigef")

NEW ZEALAND
     Austraclear


NORWAY
     Verdipapirsentralen
     ("VPS")


PERU
     Caval


POLAND
     National Depository of Securities


PORTUGAL
     Central de Valores Mobiliarios


SINGAPORE
     Central Depository
     (PTE) Ltd.


SPAIN
     Servico Compen savion
     Y Liquidation


SRI LANKA
     Central Depository System
     (PVT)


SWEDEN
     Vardepappers Centralen


SWITZERLAND
     Schweizerische. Effecten-Giro A.G.
     ("SEGA")


TAIWAN
     Taiwan Securities
     Central Depository Co.

THAILAND
     Share Depository Center


UNITED KINGDOM

                                  APPENDIX D
                           ---------------------------

                            NATIONAL EQUITY INDICES
                               DECEMBER 31, 1994


AUSTRALASIA NATIONAL EQUITY INDEX
 AUSTRALIA
  ABERFOYLE LIMITED
  ADELAIDE BRIGHTON LTD
  ADVANCE BANK AUSTRALIA LIMITED
  AMCOR LIMITED
  AMPOLEX LIMITED
  ARNOTTS LIMITED
  ASHTON MINING LIMITED
  AUSTRALIA AND NEW ZEALAND BANKING GROUP
  AUSTRALIAN CHEMICAL HOLDINGS LIMITED
  AUSTRALIAN GAS LIGHT COMPANY (THE)
  AUSTRALIAN NATIONAL INDUSTRIES LIMITED
  AWA LIMITED
  BANK OF MELBOURNE LIMITED
  BANK OF QUEENSLAND LIMITED
  BORAL LIMITED
  BRAMBLES INDUSTRIES LIMITED
  BRICKWORKS LIMITED
  BROKEN HILL PROPRIETARY COMPANY LIMITED
  BTR NYLEX LIMITED
  BURNS, PHILP AND COMPANY LIMITED
  CALTEX AUSTRALIA LIMITED
  CHALLENGE BANK LIMITED
  CLYDE INDUSTRIES LIMITED
  COAL & ALLIED INDUSTRIES LIMITED
  COCA-COLA AMATIL LIMITED
  COLES MYER LIMITED
  COMALCO LIMITED
  COMMONWEALTH BANK OF AUSTRALIA
  CONSOLIDATED RUTILE LIMITED
  COVENTRY GROUP LIMITED
  CRA LIMITED
  CSR LIMITED
  DELTA GOLD N.L.
  EMAIL LIMITED
  ENERGY RESOURCES OF AUSTRALIA LIMITED
  FAI INSURANCES LIMITED
  FOSTER'S BREWING GROUP LIMITED
  FUTURIS CORPORATION LIMITED
  F.H. FAULDING & CO LIMITED
  GEORGE WESTON FOODS LIMITED
  GOLD MINES OF KALGOORLIE LIMITED
  GOODMAN FIELDER LIMITED
  GWALIA CONSOLIDATED LIMITED
  G.E. CRANE HOLDINGS LIMITED
  HARVEY NORMAN HOLDINGS LIMITED
  HILLS INDUSTRIES LIMITED
  HOMESTAKE GOLD OF AUSTRALIA LIMITED
  ICI AUSTRALIA LIMITED
  INCITEC LIMITED
  JAMES HARDIE INDUSTRIES LIMITED
  JUPITERS LIMITED
  KIDSTON GOLD MINES LIMITED
  LEIGHTON HOLDINGS LIMITED
  LEND LEASE CORPORATION LIMITED
  MAYNE NICKLESS LIMITED
  METAL MANUFACTURES LIMITED
  METWAY BANK LIMITED
  MILDARA BLASS LIMITED
  MIRVAC LIMITED
  MOUNT LEYSHON GOLD MINES LIMITED
  M.I.M. HOLDINGS LIMITED
  NATIONAL AUSTRALIA BANK LIMITED
  NATIONAL CONSOLIDATED LIMITED
  NATIONAL FOODS LIMITED
  NEWCREST MINING LIMITED
  NIUGINI MINING LIMITED
  NORMANDY POSEIDON LIMITED
  NORTH FLINDERS MINES LIMITED
  NORTH LIMITED
  OIL SEARCH LIMITED
  OPSM PROTECTOR LIMITED
  ORBITAL ENGINE CORPORATION LIMITED
  PACIFIC BBA LIMITED
  PACIFIC DUNLOP LIMITED
  PANCONTINENTAL MINING LIMITED
  PASMINCO LIMITED
  PERPETUAL TRUSTEES AUSTRALIA LIMITED
  PETER KURTS PROPERTIES LIMITED
  PIONEER INTERNATIONAL LIMITED
  PLACER PACIFIC LIMITED
  PLUTONIC RESOURCES LIMITED
  POSEIDON GOLD LIMITED
  PUBLISHING AND BROADCASTING LIMITED
  QBE INSURANCE GROUP LIMITED
  QCT RESOURCES LIMITED
  Q.U.F. INDUSTRIES LIMITED
  ROTHMANS HOLDINGS LIMITED
  SANTOS LIMITED
  SCHRODERS PROPERTY FUND
  SIDDONS RAMSET LIMITED
  SONS OF GWALIA LIMITED
  SOUTHCORP HOLDINGS LIMITED
  SPICERS PAPER LIMITED
  SPOTLESS GROUP LIMITED
  SPOTLESS SERVICES LIMITED
  TUBEMAKERS OF AUSTRALIA LIMITED
  VILLAGE ROADSHOW LIMITED
  WASHINGTON H SOUL PATTINSON & CO LIMITED
  WATTYL LIMITED
  WESFARMERS LIMITED
  WESTERN MINING CORPORATION HOLDINGS LTD
  WESTFIELD HOLDINGS LIMITED
  WESTPAC BANKING CORPORATION
  WESTRALIAN SANDS LIMITED
  WOODSIDE PETROLEUM LIMITED
  W.D. & H.O. WILLS HOLDINGS LIMITED

 NEW ZEALAND
  BRIERLEY INVESTMENTS LIMITED
  CARTER HOLT HARVEY LTD.
  DB GROUP LIMITED
  FERNZ CORPORATION LIMITED
  FISHER & PAYKEL INDUSTRIES LIMITED
  FLETCHER CHALLENGE ORDINARY DIVISION
  INDEPENDENT NEWSPAPERS LIMITED
  LION NATHAN LIMITED
  SANFORD LIMITED
  STEEL & TUBE HOLDINGS LTD.
  TELECOM CORPORATION OF NEW ZEALAND
  WILSON & HORTON LIMITED

AUSTRIAN NATIONAL EQUITY INDEX
  AGRANA BETEILIGUNGS AG
  BANK FUER KAERNTEN UND STEIERMARK AG
  BANK FUER OBEROESTERREICH UND SALZBURG
  CONSTANTIA INDUSTRIEHOLDING AG
  CREDITANSTALT-BANKVEREIN AG
  DIE ERSTE OESTERREICH.SPAR-CASSE-BANK
  EA-GENERALI AG
  ENERGIE-VERSORGUNG NIEDEROESTERREICH  AG
  INTERUNFALL VERSICHERUNG AG
  LEIPNIK-LUNDENBURGER INDUSTRIE AG
  LENZING AG
  MACULAN HOLDING
  MAUTNER MARKHOF NAHRUNGS- & GENUSSMITTEL
  OESTERREICHISCHE BRAU-BETEILIGUNGS-AG
  OESTERREICHISCHE ELEKTRIZITAETSWIRTSCH.
  OESTERREICHISCHE VOLKSBANKEN AG
  PERLMOOSER ZEMENTWERKE AG
  STRABAG OESTERREICH AG
  VERSICHERUNGSANSTALT DER BUNDESLANDER AG
  VORARLBERGER KRAFTWERKE AG
  WIENERBERGER BAUSTOFFINDUSTRIE AG
  Z-LAENDERBANK BANK AUSTRIA AG

BELGIUM/LUXEMBOURG
NATIONAL EQUITY INDEX
  ACKERMANS & VAN HAAREN SA
  ALMANIJ-KREDIETBANK GROUP
  AUDIOFINA-CIE LUX POUR AUDIO-VIS & FINA
  BANQUE BELGO-ZAIROISE SA
  BANQUE BRUXELLES LAMBERT
  BANQUE GENERALE DU LUXEMBOURG SA
  BANQUE INTERNATIONALE A LUXEMBOURG SA
  BANQUE NATIONALE DE BELGIQUE
  BARCO (BELGIAN AMERICAN RADIO CORP.)
  BEKAERT NV
  BELCOFI SA
  BREDERODE SA
  CIE FINANCIERE EUROPEENNE ET D'OUTRE-MER
  CIE GRAND DUCALE D'ELEC DU LUXEMBOURG
  CIMENTERIES CBR CEMENTBEDRIJVEN SA
  COLRUYT ETN FR NV
  COMPAGNIE BELGE DE PARTICIPATIONS PARIBA
  COMPAGNIE D'ENTREPRISES CFE SA
  COMPAGNIE IMMOBILIERE DE BELGIQUE SA
  COMPAGNIE NATIONALE A PORTEFEUILLE  SA
  CREDIT A L'INDUSTRIE SA, STE NATIONAL DE
  DECEUNINCK PLASTICS INDUSTRIES SA
  ELECTRABEL SA
  ELECTRAFINA
  ENTREPRISES QUILMES SA
  ETABLIS. DELHAIZE FRERES & CIE LE LION
  FORTIS AG
  GENERALE DE BANQUE SA
  GEVAERT-PHOTO  PRODUITS SA
  GIB SA
  GROUPE BRUXELLES LAMBERT SA
  HENNUYERE D'EXPANSION SA
  INVESTERINGS-EN BELEGGINGS-MAATSCHAPPIJ
  KREDIETBANK NV
  KREDIETBANK SA LUXEMBOURGEOISE
  MINORCO SA
  MOSANE SA
  PAN-HOLDING SICAF
  PETROFINA SA
  POWERFIN SA
  ROYALE BELGE SA
  SOCFINASIA SA
  SOCIETE GENERALE DE BELGIQUE SA
  SOFINA SA
  SOLVAY SA
  TESSENDERLO CHEMIE SA
  TRACTEBEL SA
  UCB SA

CANADIAN NATIONAL EQUITY INDEX
  ACKLANDS LIMITED
  AGNICO-EAGLE MINES LIMITED
  ALBERTA ENERGY COMPANY LTD.
  ALBERTA NATURAL GAS CO. LTD.
  ALGOMA CENTRAL CORPORATION
  ANDERSON EXPLORATION LTD
  ASTRAL COMMUNICATIONS INC.
  ATCO LTD.
  BANISTER FOUNDATION INC.
  BANK OF MONTREAL
  BANK OF NOVA SCOTIA (THE)
  BARRICK GOLD CORPORATION
  BC GAS INC
  BC SUGAR REFINERY, LIMITED
  BC TELECOM INC
  BCE INC.
  BCE MOBILE COMMUNICATIONS INC.
  BGR PRECIOUS METALS
  BOMBARDIER INC.
  BRASCAN LIMITED
  BRUNCOR INC.
  CABRE EXPLORATION LTD
  CAMBIOR INC.
  CAMECO CORPORATION
  CANADA MALTING CO. LIMITED
  CANADIAN IMPERIAL BANK OF COMMERCE
  CANADIAN MARCONI COMPANY
  CANADIAN NATURAL RESOURCES LIMITED
  CANADIAN OCCIDENTAL PETROLEUM LTD.
  CANADIAN TIRE CORPORATION LIMITED
  CANADIAN UTILITIES LTD.
  CANAM MANAC GROUP
  CANFOR CORPORATION
  CANSTAR SPORTS INC.
  CANWEST GLOBAL COMMUNICATIONS CORP.
  CARA OPERATIONS LIMITED

  CCL INDUSTRIES LTD.
  CELANESE CANADA INC.
  CFCF INC.
  CHAUVCO RESOURCES LTD.
  CHUM LIMITED
  CINEPLEX ODEON CORPORATION
  CINRAM LTD
  COGECO INC.
  COGNOS INCORPORATED
  COMINCO LTD.
  CONWEST EXPLORATION COMPANY LTD
  CORBY DISTILLERS LTD.
  COREL CORPORATION
  CO-STEEL INC.
  DOFASCO INC.
  DOMAN INDUSTRIES LIMITED
  DOMINION TEXTILE INC.
  DONOHUE INC.
  DUNDEE BANCORP INC
  DUPONT CANADA INC.
  ECHO BAY MINES LTD.
  EDPER ENTERPRISES LTD.
  E-L FINANCIAL CORPORATION LIMITED
  ELAN ENERGY INC
  EMPIRE COMPANY LIMITED
  EURO-NEVADA MINING CORP.
  FAIRFAX FINANCIAL HOLDINGS LIMITED
  FINNING LTD
  FIRST MARATHON INC.
  FORTIS INC.
  FRANCO NEVADA MINING CORP. LTD.
  GEAC COMPUTER CORP. LTD.
  GENDIS INC.
  GLAMIS GOLD LTD.
  GRANGES INC.
  GREYHOUND LINES OF CANADA LTD.
  GROUPE VIDEOTRON LTEE LE
  G.T.C. TRANSCONTINENTAL GROUP LTD.
  HARRIS STEEL GROUP INC.
  HAYES - DANA INC.
  HEES INTERNATIONAL BANCORP INC.
  HEMLO GOLD MINES INC
  HOLLINGER INC.
  HOME OIL CO
  HORSHAM CORPORATION (THE)
  HUDSON'S BAY COMPANY
  IMASCO LIMITED
  IMPERIAL OIL LIMITED
  INCO LIMITED
  INTERNATIONAL COLIN ENERGY CORPORATION
  INTERNATIONAL FOREST PRODUCTS LTD
  INTERPROVINCIAL STEEL & PIPE (IPSCO)
  INVERNESS PETROLEUM LTD
  INVESTORS GROUP, INC.
  JANNOCK LIMITED
  JEAN COUTU GROUP (PJC) INC. (THE)
  KAUFEL GROUP LTD.
  KERR ADDISON MINES LIMITED
  LABATT (JOHN) LIMITED
  LAIDLAW INC.
  LEON'S FURNITURE LIMITED
  LINAMAR CORPORATION
  LOBLAW COMPANIES LIMITED
  LOEWEN GROUP INC. (THE)
  LONDON INSURANCE GROUP INC.
  MACKENZIE FINANCIAL CORPORATION
  MACMILLAN BLOEDEL LIMITED
  MAGNA INTERNATIONAL INC.
  MAPLE LEAF FOODS INC.
  MARITIME TELEGRAPH & TELEPHONE CO., LTD.
  MARKBOROUGH PROPERTIES INC.
  MDS HEALTH GROUP LIMITED
  METALL MINING CORPORATION
  METHANEX CORPORATION
  METRO-RICHELIEU INC.
  MIDLAND WALWYN INC.
  MITEL CORPORATION
  MOFFAT COMMUNICATIONS LIMITED
  MOLSON COMPANIES LIMITED (THE)
  MOORE CORPORATION LIMITED
  MORGAN HYDROCARBONS INC
  MORRISON PETROLEUM
  NATIONAL BANK OF CANADA
  NATIONAL TRUSTCO INC
  NEWBRIDGE NETWORKS CORPORATION
  NEWTEL ENTERPRISES LTD.
  NOMA INDUSTRIES LIMITED
  NORANDA INC.
  NORCEN ENERGY RESOURCES LIMITED
  NORTH WEST COMPANY INC. (THE)
  NORTHERN TELECOM LIMITED
  NORTHSTAR ENERGY CORPORATION
  NOWSCO WELL SERVICE LTD.
  NUMAC ENERGY INC.
  ONEX CORPORATION
  OSHAWA GROUP LIMITED (THE)
  PAGURIAN CORPORATION LIMITED
  PANCANADIAN PETROLEUM LIMITED
  PARAMOUNT RESOURCES LTD
  PETRO-CANADA ENTERPRISES INC.
  PHILIP ENVIRONMENTAL INC
  PINNACLE RESOURCES LTD.
  PLACER DOME, INC.
  POTASH CORP OF SASKATCHEWAN INC.
  POWER FINANCIAL CORP.
  PREMDOR INC.
  PROVIGO INC.
  QUEBECOR INC.
  QUEBEC-TELEPHONE
  RANGER OIL LIMITED
  RAYROCK YELLOWKNIFE RESOURCES INC.
  REITMANS (CANADA) LIMITED
  RENAISSANCE ENERGY LTD.
  RIO ALGOM LIMITED
  ROTHMANS INC.
  ROYAL BANK OF CANADA
  ROYAL OAK MINES INC.
  SAMUEL MANU-TECH INC.
  SCEPTRE RESOURCES LIMITED
  SCHNEIDER CORPORATION
  SCOTT PAPER LIMITED
  SCOTT'S HOSPITALITY INC.
  SEAGRAM COMPANY LTD. (THE)
  SEARS CANADA INC.
  SEMI-TECH CORPORATION
  SHAW INDUSTRIES LTD.

  SHELL CANADA LTD.
  SHL SYSTEMHOUSE INC.
  SLOCAN FOREST PRODUCTS LTD.
  SNC LAVALIN GROUP INC.
  SOUTHAM INC.
  SPAR AEROSPACE LIMITED
  STELCO INC.
  ST. LAWRENCE CEMENT INC.
  TALISMAN ENERGY INC.
  TARRAGON OIL & GAS LIMITED
  TCG INTERNATIONAL INC.
  TECK CORPORATION
  TELEGLOBE INC.
  TELUS CORPORATION
  THOMSON CORPORATION
  TORONTO DOMINION BANK (THE)
  TORONTO SUN PUBLISHING CORPORATION
  TORSTAR CORPORATION
  TRANS MOUNTAIN PIPE LINE CO. LTD.
  TRANSCANADA PIPELINES LIMITED
  TRI LINK RESOURCES LTD.
  TRIMAC LIMITED
  TVX GOLD INC.
  UAP INC.
  ULSTER PETROLEUM LTD.
  UNITED CORPORATIONS LTD.
  UNITED DOMINION INDUSTRIES LTD.
  VICEROY RESOURCE CORPORATION
  WASCANA ENERGY INC
  WELDWOOD OF CANADA LIMITED
  WEST FRASER TIMBER CO. LTD.
  WESTCOAST ENERGY INC
  WESTON (GEORGE) LIMITED
  WHARF RESOURCES LIMITED
  WIC WESTERN INTERNATIONAL COMMUNICATIONS
  XEROX CANADA INC.

DUTCH NATIONAL EQUITY INDEX
  ABN AMRO HOLDING N.V.
  ACF HOLDING N.V.
  AEGON N.V.
  AHREND GROEP NV
  AKZO NOBEL N.V.
  ASSURANTIECONCERN STAD ROTTERDAM N.V.
  ATAG HOLDING N.V.
  BAM GROEP N.V.
  BEERS N.V.
  CAP VOLMAC GROUP NV
  CROWN VAN GELDER PAPIERFABRIEKEN N.V.
  CSM N.V.
  DE BOER WINKELBEDRIJVEN N.V.
  DE NATIONALE INVESTERINGSBANK N.V.
  DSM N.V.
  ELSEVIER N.V.
  ERIKS HOLDING N.V.
  FORTIS AMEV NV
  GAMMA HOLDING NV
  GETRONICS N.V.
  GROLSCH NV
  HAGEMEYER N.V.
  HEINEKEN N.V.
  HOLLANDSCHE BETON GROEP NV
  HUNTER DOUGLAS N.V.
  INTERNATIO-MUELLER N.V.
  INTERNATIONALE NEDERLANDEN GROEP N.V.
  KAS-ASSOCIATIE N.V.
  KON NEDERLANDSCHE PETROLEUM MAATSCHAPPIJ
  KONINKLIJKE AHOLD NV
  KONINKLIJKE BORSUMIJ WEHRY N.V.
  KONINKLIJKE BOSKALIS WESTMINSTER N.V.
  KONINKLIJKE GIST-BROCADES N.V.
  KONINKLIJKE NEDLLOYD GROEP N.V.
  KONINKLIJKE NIJVERDAL-TEN CATE N.V.
  KONINKLIJKE PAKHOED N.V.
  KONINKLIJKE VAN OMMEREN N.V.
  KONINKLIJKE VOLKER STEVIN N.V.
  MACINTOSH N.V.
  NKF HOLDING N.V.
  NORIT N.V.
  NV HOLDINGMAATSCHAPPIJ DE TELEGRAAF
  NV KONINKLIJKE BIJENKORF BEHEER KBB
  NV KONINKLIJKE KNP BT
  NV TWENTSCHE KABEL HOLDING
  NV VERENIGD BEZIT VNU
  N.V. GTI HOLDING
  N.V. KONINKLIJKE SPHINX GUSTAVSBERG
  N.V. VERENIGDE BEDRIJVEN NUTRICIA
  OCE-VAN DER GRINTEN N.V.
  ORCO BANK N.V.
  OTRA N.V.
  PHILIPS ELECTRONICS N.V.
  POLYGRAM N.V.
  POLYNORM N.V.
  RANDSTAD HOLDING N.V.
  RODAMCO N.V.
  SAMAS-GROEP N.V.
  SMIT INTERNATIONALE N.V.
  STORK N.V.
  UNILEVER N.V.
  VEREENIGDE GLASFABRIEKEN N.V.
  WOLTERS KLUWER N.V.

FRENCH NATIONAL EQUITY INDEX
  ACCOR SA
  ALCATEL ALSTHOM CIE GENERALE D'ELEC. SA
  ALCATEL CABLE SA
  ALSACIENNE DE PARTICIP, IND. (ALSPI)
  ASSURANCES GENERALES DE FRANCE SA
  AXA SA
  BAIL INVESTISSEMENT SA
  BANQUE NATIONALE DE PARIS
  BAZAR DE L'HOTEL DE VILLE SA
  BOIRON SA
  BONGRAIN SA
  BOUYGUES SA
  BURELLE SA
  BUT SA
  CANAL +
  CARDIF SA
  CARNAUDMETALBOX SA
  CARREFOUR SA
  CASINO GUICHARD PERRACHON
  CASTORAMA DUBOIS INVESTISSEMENTS SCA
  CEDEST-CIM & ENGRAIS DE DANNE & DE L'EST
  CEP COMMUNICATION SA
  CFF-COMPAGNIE FRANCAISE DES FERRAILLES

  CGI INFORMATIQUE-CIE GEN D'INFORMATIQUE
  CGIP-CIE GENERALE D'INDUSTRIE ET DE PART
  CHARGEURS SA
  CHRISTIAN DIOR SA
  CIE FINANCIERE JEAN PAUL ELKANN SA
  CIE. DES SALINS DU MIDI ET DES SALINES
  CLARINS SA
  COLAS SA
  COMPAGNIE  BANCAIRE SA
  COMPAGNIE  DE  FIVES-LILLE  SA
  COMPAGNIE DE  NAVIGATION  MIXTE  SA
  COMPAGNIE  DE  SAINT-GOBAIN  SA
  COMPAGNIE  DE  SUEZ  SA
  COMPAGNIE  FINANCIERE DE PARIBAS
  COMPAGNIE  GENERALE DES EAUX SA
  COMPAGNIE PLASTIC OMNIUM  SA
  COMPAGNIE  SAUPIQUET SA
  COMPAGNIE UAP SA
  COMPTOIRS  MODERNES SA
  CO. FIN. DE  CIC ET DE L'UNION  EUROPEENNE
  CREDIT AGRICOLE DE LA BRIE
  CREDIT AGRICOLE DE LA GIRONDE
  CREDIT AGRICOLE DE L'ISERE
  CREDIT AGRICOLE DE LOIRE-ATLANTIQUE
  CREDIT AGRICOLE DU MORBIHAN
  CREDIT AGRICOLE DU NORD
  CREDIT AGRICOLE DU PAS DE CALAIS
  CREDIT  COMMERCIAL  DE FRANCE SA
  CREDIT  FONCIER DE FRANCE SA
  CREDIT  LOCAL DE FRANCE SA
  CREDIT  NATIONAL SA
  C.P.R.  CIE PARISIENNE DE REESCOMPTE
  DE DIETRICH ET CIE SA
  DEGREMONT  SA
  DMC-DOLLFUS-MIEG  & CIE SA
  DOCKS DE FRANCE SA
  EAU ET FORCE SA
  EBF SA
  ECCO SA
  ECCO TRAVAIL  TEMPORAIRE SA
  ECIA-EQUIP.  & COMPOSANTS POUR  L'IND  AUTO
  EIFFAGE  SA
  ELF  AQUITAINE  SA
  ELYSEE  INVESTISSEMENTS  SA
  EMIN-LEYDIER  SA
  ERIDANIA  BEGHIN-SAY  SA
  ESSILOR  INTERNATIONAL  SA
  ESSO SAF
  ETABLISSEMENTS  CATTEAU SA
  ETEX SA EURAFRANCE SA
  EURO RSCG WORLDWIDE SA
  EUROPE 1 COMMUNICATION SA
  FILIPACCHI MEDIAS SA
  FINANCIERE INDUSTRIELLE GAZ ET EAUX SA
  FINANCIERE  SOGEPARC SA
  FINEXTEL SA
  FONCIERE SA, COMPAGNIE
  FROMAGERIES BEL SA
  FRUCTIVIE  SA
  GASCOGNE SA
  GAUMONT SA
  GENEFIM SA
  GROUPE  DANONE SA
  GROUPE DE LA CITE SA
  GROUPE SEB SA
  GROUPEMENT POUR FINANCEMENT  CONSTRUCTION
  GTM-ENTREPOSE SA
  GUILBERT  SA
  GUYENNE ET  GASCOGNE  SA
  HAVAS SA
  IDIA-IST DE DEVEL DES IND. AGRIC.  ET ALI
  IMETAL SA
  IMMEUBLES DE LA PLAINE  MONCEAU,  CIE DES
  IMMOBILIER COMPLEXES  COMMERCIAUX SA
  IMMOBILIERE  MARSEILLAISE,  SOCIETE
  JEAN LEFEBVRE SA
  KLEPIERRE SA
  LA CARBONIQUE SCA
  LA CONCORDE COMPAGNIE D'ASSURANCES SA
  LA FOURMI  IMMOBILIERE  SA
  LA  RADIOTECHNIQUE  SA
  LABINAL SA
  LAFARGE  COPPEE SA
  LAGARDERE GROUPE SCA
  L'AIR LIQUIDE SA
  LEGRAND SA
  LOCAFINANCIERE  SA
  LOCINDUS SA
  L'OREAL SA
  LVMH  MOET-HENNESSY  LOUIS  VUITTON SA
  LYONNAISE  DES EAUX SA
  MANEUROP SA
  MANUTAN SA
  MARIE BRIZARD ET ROGER  INTERNATIONAL  SA
  MARINE - WENDEL SA
  MICHEL  THIERRY SA
  MOULINEX SA
  NESTLE SOURCES  INTERNATIONAL  SA
  NORD EST SA
  OLIPAR SA
  PARFINANCE SA
  PECHINEY  INTERNATIONAL  SA
  PERNOD  RICARD SA
  PINAULT-PRINTEMPS REDOUTE SA
  POLIET SA
  PRIMAGAZ-CIE  DES GAZ DE PETROLE  PRIMAGAZ
  PROMODES  SA
  PUBLICIS SA
  RALLYE SA
  REXEL SA
  ROCHEFORTAISE COMMUNICATION SA, SOCIETE
  ROUSSEL UCLAF SA
  RUE  IMPERIALE  DE LYON SA
  SADE-STE  ALSACIENNE  DE DEVELOP & D'EXPAN
  SAGEM - STE D'APPLIC GEN D'ELEC & DE MEC
  SAINT LOUIS SA
  SAINT-GOBAIN EMBALLAGE  SA
  SALOMON SA
  SALVEPAR-STE  ALS & LOR VALEURS,  ENT PAR
  SANOFI SA
  SEFIMEG-STE FRAN  INVEST  IMMOB ET DE GEST
  SELECTIBANQUE  SA
  SILEC-STE  INDUSTRIELLE  DE  LIAISONS  ELECT
  SILIC-STE  IMMOB LOC POUR  L'INDUS & COMM
  SIMCO SA

  SITA-STE INDUST TRANSPORTS AUTOMOBILES
  SKIS ROSSIGNOL SA
  SLIGOS SA
  SMOBY SA
  SOCIETE BIC SA
  SOCIETE DES  IMMEUBLES DE FRANCE SA
  SOCIETE DU  LOUVRE-GROUPE  DU LOUVRE SA
  SOCIETE  FINANCIERE  IMMOBAIL  SA
  SOCIETE  FINANCIERE  IMMOBANQUE  SA
  SOCIETE FINANCIERE  INTERBAIL SA
  SOCIETE  FONCIERE  LYONNAISE  SA
  SOCIETE  GENERALE DE FRANCE SA
  SOCIETE  GENERALE  D'ENTERPRISES  SA
  SODEXHO SA
  SOMMER-ALLIBERT  SA
  SOUDURE AUTOGENE  FRANCAISE SA
  SOVAC SA
  SPIR COMMUNICATION SA
  STE DES BAINS DE  MER & DU CERC DES ETRAN
  STE D'OXYGENE ET D'ACTYLENE D'EX. ORIENT
  SYNTHELABO SA
  TAITTINGER SA
  TELEVISION FRANCAISE 1 SA-TF1
  TOTAL SA
  UIF-UNION  IMMOBILIERE DE FRANCE SA
  UNIBAIL SA
  VALEO SA
  VALLOUREC  SA
  VIA  BANQUE SA
  VIA-GENERALE  DE TRANSPORT ET D'INDUSTRIE
  VIRBAC SA
  WORMS ET COMPAGNIE
  ZODIAC SA

GERMAN NATIONAL EQUITY INDEX
  AACHENER UND MUENCHENER BETEILIGUNGS-AG
  AGIV AG FUER INDUSTRIE UND VERKEHRSWESEN
  ALLIANZ AG HOLDING
  ALLIANZ LEBENSVERSICHERUNGS AG
  ALTANA AG
  AVA ALLG. HANDELSGES. D. VERBRAUCHER AG
  AXEL SPRINGER VERLAG AG
  BADENWERK AG
  BANKGESELLSCHAFT BERLIN AG
  BARMAG AG
  BASF AG
  BAYER AG
  BAYERISCHE HYPOTHEKEN- UND WECHSEL-BANK
  BAYERISCHE MOTOREN WERKE AG
  BAYERISCHE VEREINSBANK AG
  BAYWA AG
  BEIERSDORF AG
  BERLINER ELEKTRO HOLDING AG
  BERLINER HANDELS- UND FRANKFURTER BANK
  BERLINER KRAFT- UND LICHT (BEWAG)-AG
  BILFINGER + BERGER BAU AG
  BINDING BRAUEREI AG
  BIOTEST AG
  BRAU UND BRUNNEN AG
  BUDERUS AG
  COLONIA KONZERN AG
  COLONIA LEBENSVERSICHERUNG AG
  COMMERZBANK AG
  COMPUTER 2000 AG
  CONTIGAS DEUTSCHE ENERGIE AG
  CONTINENTAL AG
  DAIMLER-BENZ AG
  DEGUSSA AG
  DEUTSCHE BABCOCK AG
  DEUTSCHE BANK AG
  DEUTSCHE CENTRALBODENKREDIT AG
  DEUTSCHE HYPOTHEKENBANK FRANKFURT AG
  DEUTSCHE PFANDBRIEF- & HYPOTHEKENBANK AG
  DEUTSCHE SB-KAUF AG
  DLW AG
  DOUGLAS HOLDING AG
  DRAEGERWERK AG
  DRESDNER BANK AG
  DUERR BETEILIGUNGS-AG
  DYCKERHOFF AG
  DYCKERHOFF & WIDMANN AG
  ENERGIEVERSORGUNG OSTBAYERN AG
  ESCADA AG
  FAG KUGELFISCHER GEORG SCHAEFER KGAA
  FELTEN & GUILLEAUME ENERGIETECHNIK AG
  FLACHGLAS AG
  FRANKFURTER HYPOTHEKENBANK AG
  FRESENIUS AG
  FUCHS PETROLUB AG OEL + CHEMIE
  GEA AG
  GEHE AG
  GELSENWASSER AG
  HACH AG
  HAMBURGISCHE ELECTRICITAETS-WERKE AG
  HARPENER AG
  HEIDELBERGER ZEMENT AG
  HENKEL KGAA
  HERLITZ AG
  HOCHTIEF AG VORM. GEBR. HELFMANN
  HOECHST AG
  HOLSTEN-BRAUEREI AG
  HORNBACH HOLDING AG
  HORTEN AG
  HYPOTHEKENBANK IN HAMBURG AG
  IKB DEUTSCHE INDUSTRIEBANK AG
  IVG AG
  IWKA AG
  JUNGHEINRICH AG
  KAMPA HAUS AG
  KARSTADT AG
  KAUFHOF HOLDING AG
  KAUFRING AG
  KOELNISCHE RUECKVERSICHERUNGS-GESELLSCH.
  KOENIG & BAUER AG
  KRAFTUEBERTRAGUNGSWERKE RHEINFELDEN AG
  KRONES AG H. KRONSEDER MASCHINENFABRIK
  KSB AG
  KUNERT AG
  KWS KLEINWANZLEBENER SAATZUCHT AG
  LAHMEYER AG FUER ENERGIEWIRTSCHAFT
  LEIFHEIT AG
  LINDE AG
  MAGDEBURGER VERSICHERUNG AG
  MAN AG
  MANNESMANN AG
  MANNHEIMER VERSICHERUNG AG
  MINERALBRUNNEN UEBERKINGEN-TEINACH AG
  MUENCHENER RUECKVERSICHERUNGS-GES. AG
  NORDCEMENT AG
  NUERNBERGER BETEILIGUNGS-AG
  OLDENBURGISCHE LANDESBANK AG
  PAULANER SALVATOR BETEILIGUNGS AG
  PHILIPP HOLZMANN AG
  PREUSSAG AG
  RHEINBODEN HYPOTHEKENBANK AG
  RHEINELEKTRA AG
  RHEINMETALL BERLIN AG
  RHOEN-KLINIKUM AG
  ROSENTHAL AG
  RWE AKTIENGESELLSCHAFT
  SALAMANDER AG
  SAP AG
  SCHERING AG
  SCHMALBACH-LUBECA AG
  SIEMENS AG
  STOEHR & CO AG
  STRABAG BAU-AG
  STUTTGARTER BANK AG
  SUED-CHEMIE AG
  SUEDZUCKER AG
  THUEGA AG
  THYSSEN INDUSTRIE AG
  TH. GOLDSCHMIDT AG
  TRIUMPH INTERNATIONAL AG
  VARTA AG
  VEBA AG
  VEREINIGTE ELEKTRIZITAETSWERKE WESTFALEN
  VEREINS- UND WESTBANK AG
  VIAG AG
  VICTORIA HOLDING AG
  VICTORIA VERSICHERUNG AG
  VILLEROY & BOCH AG
  VK MUEHLEN AG
  VOSSLOH AG
  WALTER BAU-AG
  WELLA AG
  WERU AG
  WMF WUERTTEMBERGISCHE METALLWARENFAB. AG
  WUERTTEMBERGISCHE AG VERSICHERUNGS-BET.

GLOBAL INDEX
  1ST SOURCE CORPORATION                         1
  3COM CORPORATION                               1
  AACHENER UND MUENCHENER BETEILIGUNGS-AG        2
  AAH PLC                                        2
  AAMULEHTI-YHTYMA OY                            2
  AAR CORPORATION                                1
  AARHUS OLIEFABRIK A/S                          2
  AARON RENTS, INC.                              1
  ABBEY NATIONAL PLC                             2
  ABBOTT LABORATORIES                            1
  ABERFOYLE LIMITED                              2
  ABM INDUSTRIES, INC.                           1
  ABN AMRO HOLDING N.V.                          2
  ACATOS & HUTCHESON PLC                         2
  ACCEPTANCE INSURANCE CO'S, INC.                1
  ACCLAIM ENTERTAINMENT, INC.                    1
  ACCOR SA                                       2
  ACERINOX S.A.                                  2
  ACETO CORPORATION                              1
  ACF HOLDING N.V.                               2
  ACHILLES CORPORATION                           2
  ACKERMANS & VAN HAAREN SA                      2
  ACKLANDS LIMITED                               2
  ACME-CLEVELAND CORPORATION                     1
  ACUSON CORP.                                   1
  ACXIOM CORP.                                   1
  ADAC LABORATORIES                              1
  ADAPTEC INC                                    1
  ADC TELECOMMUNICATIONS, INCORPORATED           1
  ADELAIDE BRIGHTON LTD                          2
  ADERANS COMPANY LIMITED                        2
  ADIA SERVICES, INC.                            1
  ADOBE SYSTEMS INCORPORATED                     1
  ADVANCE BANK AUSTRALIA LIMITED                 2
  ADVANCE CIRCUITS, INC.                         1
  ADVANCED MICRO DEVICES, INC.                   1
  ADVANTA CORP.                                  1
  ADVANTEST CORPORATION                          2
  ADVO, INC.                                     1
  ADWEST GROUP PLC                               2
  AEDES SPA - LIGURE LOMB. IMPRESE E CONST       2
  AEGON N.V.                                     2
  AEP INDUSTRIES INC.                            1
  AFLAC INCORPORATED                             1
  AGA AB                                         2
  AGIV AG FUER INDUSTRIE UND VERKEHRSWESEN       2
  AGNICO-EAGLE MINES LIMITED                     2
  AGRANA BETEILIGUNGS AG                         2
  AHREND GROEP NV                                2
  AHRESTY CORPORATION                            2
  AICA KOGYO COMPANY, LTD.                       2
  AICHI BANK, LTD.                               2
  AICHI CORPORATION                              2
  AICHI ELECTRIC CO., LTD.                       2
  AICHI MACHINE INDUSTRY CO., LTD                2
  AICHI STEEL WORKS, LIMITED                     2
  AICHI TOKEI DENKI CO., LTD.                    2
  AICHI TOYOTA MOTOR CO., LTD.                   2
  AIDA ENGINEERING, LTD.                         2
  AIGAN CO., LTD.                                2
  AIPHONE CO., LTD.                              2
  AIR EXPRESS INTERNATIONAL CORPORATION          1
  AIR PRODUCTS AND CHEMICALS, INC.               1
  AIRBORNE FREIGHT CORPORATION                   1
  AIRGAS, INC.                                   1
  AIRLEASE LTD., A CALIFORNIA LTD PTNRSHP        1
  AIRTOURS PLC                                   2
  AISAN INDUSTRY CO., LTD.                       2
  AISIN SEIKI CO., LTD.                          2
  AIWA CO., LTD.                                 2
  AJINOMOTO CO., INC.                            2
  AKEBONO BRAKE INDUSTRY CO., LTD.               2
  AKER A.S                                       2
  AKITA BANK LTD.                                2
  AKZO NOBEL N.V.                                2
  ALBANI BRYGGERIERNE A/S                        2
  ALBANY INTERNATIONAL CORP.                     1
  ALBERT FISHER GROUP PLC                        2
  ALBERTA ENERGY COMPANY LTD.                    2
  ALBERTA NATURAL GAS CO. LTD.                   2
  ALBERTO-CULVER COMPANY                         1
  ALBERTO-CULVER COMPANY                         1
  ALBERTSON'S, INCORPORATED                      1
  ALCATEL ALSTHOM CIE GENERALE D'ELEC. SA        2
  ALCATEL CABLE SA                               2
  ALCATEL STK A/S                                2
  ALCO STANDARD CORPORATION                      1
  ALEXANDER & ALEXANDER SERVICES INC.            1
  ALEXANDER & BALDWIN INC.                       1
  ALFA CORPORATION                               1
  ALFRED MCALPINE PLC                            2
  ALGOMA CENTRAL CORPORATION                     2
  ALICO, INC.                                    1
  ALLEANZA ASSICURAZIONI SPA                     2
  ALLEGHANY CORPORATION                          1
  ALLEGHENY LUDLUM CORPORATION                   1
  ALLEGHENY POWER SYSTEM, INC.                   1
  ALLEGHENY & WESTERN ENERGY CORPORATION         1
  ALLEN GROUP INC. (THE)                         1
  ALLERGAN, INC.                                 1
  ALLGON AB                                      2
  ALLIANT TECHSYSTEMS INC.                       1
  ALLIANZ AG HOLDING                             2
  ALLIANZ LEBENSVERSICHERUNGS AG                 2
  ALLIED COLLOIDS GROUP P.L.C.                   2
  ALLIED DOMECQ PLC                              2
  ALLIED GROUP, INC.                             1
  ALLIED IRISH BANKS PLC                         2
  ALLIED LONDON PROPERTIES PLC                   2
  ALLIED PRODUCTS CORPORATION                    1
  ALLIED TEXTILE COMPANIES PLC                   2
  ALLIEDSIGNAL, INC.                             1
  ALLMERICA PROPERTY & CASUALTY CO'S.            1
  ALLTEL CORPORATION                             1
  ALLWASTE, INC.                                 1
  ALMANIJ-KREDIETBANK GROUP                      2
  ALM. BRAND A/S                                 2
  ALPINE ELECTRONICS, INC.                       2
  ALSACIENNE DE PARTICIP, IND. (ALSPI)           2
  ALTANA AG                                      2
  ALTERA CORPORATION                             1
  ALTRON, INCORPORATED                           1
  ALUMINUM COMPANY OF AMERICA                    1
  ALUSUISSE-LONZA HOLDING AG                     2
  ALZA CORPORATION                               1
  AMADA CO., LTD.                                2
  AMADA SONOIKE CO., LTD.                        2
  AMANO CORPORATION                              2
  AMATSUJI STEEL BALL MFG. CO., LTD.             2
  AMBAC INC.                                     1
  AMCAST INDUSTRIAL CORPORATION                  1
  AMCOR LIMITED                                  2
  AMCORE FINANCIAL, INC.                         1
  AMERIBANC INVESTORS GROUP                      1
  AMERICAN BANKERS INSURANCE GROUP               1
  AMERICAN BILTRITE INC.                         1
  AMERICAN BRANDS, INC.                          1
  AMERICAN BUSINESS PRODUCTS, INC.               1
  AMERICAN COLLOID COMPANY                       1
  AMERICAN ELECTRIC POWER COMPANY, INC.          1
  AMERICAN EXPRESS COMPANY                       1
  AMERICAN FILTRONA CORPORATION                  1
  AMERICAN GENERAL CORPORATION                   1
  AMERICAN GREETINGS CORPORATION                 1
  AMERICAN HERITAGE LIFE INVESTMENT CORP         1
  AMERICAN HOME PRODUCTS CORPORATION             1
  AMERICAN INTERNATIONAL GROUP, INC.             1
  AMERICAN MAIZE-PRODUCTS COMPANY                1
  AMERICAN MANAGEMENT SYSTEMS, INC               1
  AMERICAN MEDIA, INC.                           1
  AMERICAN MEDICAL HOLDINGS, INC.                1
  AMERICAN NATIONAL INSURANCE CO.                1
  AMERICAN POWER CONVERSION CORPORATION          1
  AMERICAN PREMIER UNDERWRITERS, INC.            1
  AMERICAN PRESIDENT COMPANIES, LTD.             1
  AMERICAN STORES COMPANY                        1
  AMERICAN WATER WORKS COMPANY, INC.             1
  AMERITECH CORPORATION                          1
  AMERSHAM INTERNATIONAL PLC                     2
  AMER-YHTYMA OY                                 2
  AMETEK, INCORPORATED                           1
  AMGEN, INC.                                    1
  AMOCO CORPORATION                              1
  AMOY PROPERTIES LIMITED                        2
  AMP INCORPORATED                               1
  AMPCO-PITTSBURGH CORPORATION                   1
  AMPLICON, INC.                                 1
  AMPOLEX LIMITED                                2
  AMRESCO, INC.                                  1
  AMSCO INTERNATIONAL, INC.                      1
  AMSOUTH BANCORPORATION                         1
  AMTSSPAR FYN HOLDING A/S                       2
  AMVESTORS FINANCIAL CORP.                      1
  ANADARKO PETROLEUM CORPORATION                 1
  ANALOG DEVICES, INC.                           1
  ANALOGIC CORPORATION                           1
  ANDERSON EXPLORATION LTD                       2
  ANDO CORPORATION                               2
  ANDREW CORPORATION                             1
  ANDROS INCORPORATED                            1
  ANGELICA CORPORATION                           1
  ANGLIAN WATER PLC                              2
  ANGLO IRISH BANK CORPORATION PLC               2
  ANHEUSER-BUSCH COMPANIES, INC.                 1
  ANNTAYLOR STORES CORPORATION                   1
  ANRITSU CORPORATION                            2
  ANTHONY INDUSTRIES, INC.                       1
  ANTOFAGASTA HOLDINGS PLC                       2
  AOKI CORPORATION                               2
  AOKI INTERNATIONAL CO., LTD.                   2
  AOMORI BANK, LTD.                              2
  AON CORPORATION                                1
  AOYAMA TRADING CO., LTD.                       2
  APACHE CORPORATION                             1
  APASCO S.A. DE C.V.                            2
  APOGEE ENTERPRISES, INC.                       1
  APPLE COMPUTER, INC.                           1
  APPLEYARD GROUP PLC                            2
  APPLIED MATERIALS, INC.                        1
  APPLIED POWER INC.                             1
  APV PLC                                        2
  AQUARION COMPANY                               1
  ARABIAN OIL CO., LTD.                          2
  ARAI-GUMI, LTD.                                2
  ARAN ENERGY PLC                                2
  ARAYA INDUSTRIAL CO., LTD.                     2
  ARBOR DRUGS, INC.                              1
  ARCHER-DANIELS-MIDLAND COMPANY                 1
  ARCO CHEMICAL COMPANY                          1
  ARCTCO, INC.                                   1
  ARES-SERONO AG                                 2
  ARGONAUT GROUP, INC.                           1
  ARGOS PLC                                      2
  ARGYLL GROUP PLC                               2
  ARISAWA MFG. CO., LTD.                         2
  ARJO WIGGINS APPLETON PLC                      2
  ARMOR ALL PRODUCTS CORPORATION                 1
  ARMSTRONG WORLD INDUSTRIES, INC.               1
  ARNOLD INDUSTRIES                              1
  ARNOLDO MONDADORI EDITORE SPA                  2
  ARNOTTS LIMITED                                2
  ARROW ELECTRONICS, INC.                        1
  ARVIN INDUSTRIES, INC.                         1
  ASAHI BANK, LTD.                               2
  ASAHI BREWERIES, LTD.                          2
  ASAHI CHEMICAL INDUSTRY CO., LTD.              2
  ASAHI CONCRETE WORKS CO., LTD.                 2
  ASAHI DENKA KOGYO K.K.                         2
  ASAHI DIAMOND INDUSTRIAL CO., LTD.             2
  ASAHI GLASS CO., LTD.                          2
  ASAHI KOGYOSHA CO., LTD.                       2
  ASAHI ORGANIC CHEMICALS INDUSTRY CO.LTD.       2
  ASAHI TEC CORPORATION                          2
  ASAHIPEN CORPORATION                           2
  ASAHI-SEIKI MANUFACTURING CO., LTD.            2
  ASAKAWAGUMI CO., LTD.                          2
  ASANUMA CORPORATION                            2
  ASATSU INC.                                    2
  ASDA PROPERTIES HOLDINGS PLC                   2
  ASEA AB                                        2
  ASHIKAGA BANK, LTD. (THE)                      2
  ASHIMORI INDUSTRY CO., LTD.                    2
  ASHLAND COAL, INC.                             1
  ASHLAND, INC.                                  1
  ASHTEAD GROUP PLC                              2
  ASHTON MINING LIMITED                          2
  ASIA AIR SURVEY CO., LTD.                      2
  ASIA FINANCIAL HOLDINGS LIMITED                2
  ASK GROUP INC., (THE)                          1
  ASLAND, S.A.                                   2
  ASPREY PLC                                     2
  ASSICURAZIONI GENERALI SPA                     2
  ASSOCIATED BANC-CORP                           1
  ASSOCIATED BRITISH FOODS PLC                   2
  ASSOCIATED BRITISH PORTS HOLDINGS PLC          2
  ASSURANCES GENERALES DE FRANCE SA              2
  ASSURANTIECONCERN STAD ROTTERDAM N.V.          2
  AST RESEARCH, INC.                             1
  ASTEC (BSR) PLC                                2
  ASTRA AB                                       2
  ASTRAL COMMUNICATIONS INC.                     2
  ATAG HOLDING N.V.                              2
  ATCO LTD.                                      2
  ATLANTA GAS LIGHT CO.                          1
  ATLANTIC ENERGY, INC.                          1
  ATLANTIC RICHFIELD COMPANY                     1
  ATLANTIC SOUTHEAST AIRLINES, INC.              1
  ATLAS COPCO AB                                 2
  ATMOS ENERGY CORPORATION                       1
  ATSUGI NYLON INDUSTRIAL CO., LTD.              2
  ATTWOODS PLC                                   2
  ATWOOD OCEANICS, INC.                          1
  AT&T CORP.                                     1
  AT&T GLOBAL INFOR. SOLUTIONS JAPAN LTD.        2
  AUDIOFINA-CIE LUX POUR AUDIO-VIS & FINA        2
  AUGAT INC.                                     1
  AUSTIN REED GROUP PLC                          2
  AUSTRALIA AND NEW ZEALAND BANKING GROUP        2
  AUSTRALIAN CHEMICAL HOLDINGS LIMITED           2
  AUSTRALIAN GAS LIGHT COMPANY (THE)             2
  AUSTRALIAN NATIONAL INDUSTRIES LIMITED         2
  AUTOBACS SEVEN CO., LTD.                       2
  AUTODESK, INC.                                 1
  AUTOMATIC DATA PROCESSING, INC.                1
  AUTOPISTAS CONCESIONARIA ESPANOLA S.A.         2
  AUTOPISTAS DEL MARE NOSTRUM S.A.               2
  AUTOSTRADE - CON. E COST. AUTOSTRADE SPA       2
  AUTOZONE, INC.                                 1
  AVA ALLG. HANDELSGES. D. VERBRAUCHER AG        2
  AVEMCO CORPORATION                             1
  AVERY DENNISON CORPORATION                     1
  AVESTA SHEFFIELD AB                            2
  AVIR FINANZIARIA SPA                           2
  AVNET, INC.                                    1
  AVON PRODUCTS, INC.                            1
  AVON RUBBER PLC                                2
  AVONMORE FOODS PLC                             2
  AWA BANK, LTD.                                 2
  AWA LIMITED                                    2
  AWAJI FERRY BOAT CO., LTD.                     2
  AWILCO AS                                      2
  AXA SA                                         2
  AXEL SPRINGER VERLAG AG                        2
  AYDIN CORPORATION                              1
  AZTAR CORPORATION                              1
  A.L. PHARMA, INC.                              1
  A/S BERGENS SKILLINGSBANK                      2
  A/S BONHEUR                                    2
  A/S DAMPSKIBSSELSKABET TORM                    2
  A/S DET OSTASIATISKE KOMPAGNI                  2
  A/S JENS VILLADSENS FABRIKER (ICOPAL)          2
  A/S NORDISK SOLAR COMPAGNI                     2
  A/S NORDLANDSBANKEN                            2
  A/S NORRESUNDBY BANK                           2
  A/S PHONIX CONTRACTORS                         2
  A/S POTAGUA                                    2
  A/S TH. WESSEL & VETT, MAGASIN DU NORD         2
  A/S VEIDEKKE                                   2
  BAA PLC                                        2
  BADENWERK AG                                   2
  BAER HOLDING AG                                2
  BAIL INVESTISSEMENT SA                         2
  BAIRNCO CORPORATION                            1
  BAKER HUGHES, INC.                             1
  BAKER (J.) INC.                                1
  BALDOR ELECTRIC COMPANY                        1
  BALDWIN PIANO & ORGAN COMPANY                  1
  BALDWIN TECHNOLOGY COMPANY, INC.               1
  BALL CORPORATION                               1
  BALLARD MEDICAL PRODUCTS                       1
  BALTIMORE GAS AND ELECTRIC COMPANY             1
  BAM GROEP N.V.                                 2
  BANC ONE CORPORATION                           1
  BANCA AGRICOLA MANTOVANA SCRL                  2
  BANCA AGRICOLA MILANESE SPA                    2
  BANCA DELLA PROVINCIA DI NAPOLI SPA            2
  BANCA DI ROMA                                  2
  BANCA FIDEURAM SPA                             2
  BANCA NAZIONALE DEL LAVORO SPA                 2
  BANCA POPOLARE DELL'EMILIA ROMAGNA SCARL       2
  BANCA POPOLARE DI BERGAMO-CRED VARESINO        2
  BANCA POPOLARE DI CREMA SCARL                  2
  BANCA POPOLARE DI CREMONA SCARL                2
  BANCA POPOLARE DI INTRA SCARL                  2
  BANCA POPOLARE DI NOVARA SCRL                  2
  BANCA SAN PAOLO DI BRESCIA SPA                 2
  BANCA TOSCANA SPA                              2
  BANCO AMBROSIANO VENETO SPA                    2
  BANCO ATLANTICO S.A.                           2
  BANCO BILBAO VIZCAYA, S.A.                     2
  BANCO CENTRAL HISPANOAMERICANO S.A.            2
  BANCO DE FOMENTO S.A.                          2
  BANCO DE VALENCIA S.A.                         2
  BANCO DI CHIAVARI E DELLA RIVIERA LIGURE       2
  BANCO DI NAPOLI SPA                            2
  BANCO DI SARDEGNA SPA                          2
  BANCO EXTERIOR DE ESPANA S.A.                  2
  BANCO HERRERO S.A.                             2
  BANCO PASTOR S.A.                              2
  BANCO POPULAR ESPANOL                          2
  BANCO SANTANDER, S.A.                          2
  BANCO ZARAGOZANO S.A.                          2
  BANCORP HAWAII, INC.                           1
  BANCORP SOUTH, INC.                            1
  BANCTEC, INC.                                  1
  BANDAG, INCORPORATED                           1
  BANDAI CO., LTD.                               2
  BANDO CHEMICAL INDUSTRIES, LTD.                2
  BANG & OLUFSEN HOLDING A/S                     2
  BANGOR HYDRO-ELECTRIC COMPANY                  1
  BANISTER FOUNDATION INC.                       2
  BANK FUER KAERNTEN UND STEIERMARK AG           2
  BANK FUER OBEROESTERREICH UND SALZBURG         2
  BANK LANGENTHAL                                2
  BANK OF BOSTON CORPORATION                     1
  BANK OF EAST ASIA, LIMITED                     2
  BANK OF FUKUOKA, LTD.                          2
  BANK OF GRANITE CORP                           1
  BANK OF IKEDA, LTD.                            2
  BANK OF IRELAND                                2
  BANK OF KANSAI, LTD.                           2
  BANK OF KINKI, LTD.                            2
  BANK OF KYOTO, LTD.                            2
  BANK OF MELBOURNE LIMITED                      2
  BANK OF MONTREAL                               2
  BANK OF NAGOYA, LTD.                           2
  BANK OF NEW HAMPSHIRE CORPORATION              1
  BANK OF NEW YORK COMPANY, INC. (THE)           1
  BANK OF NOVA SCOTIA (THE)                      2
  BANK OF OKINAWA, LTD.                          2
  BANK OF OSAKA, LTD.                            2
  BANK OF QUEENSLAND LIMITED                     2
  BANK OF SAGA LTD.                              2
  BANK OF SCOTLAND (GOVERNOR & COMPANY)          2
  BANK OF THE RYUKYUS, LIMITED                   2
  BANK OF TOKYO, LTD.                            2
  BANK OF YOKOHAMA, LTD.                         2
  BANK SOUTH CORPORATION                         1
  BANKAMERICA CORPORATION                        1
  BANKERS FIRST CORP.                            1
  BANKERS TRUST NEW YORK CORPORATION             1
  BANKGESELLSCHAFT BERLIN AG                     2
  BANKNORTH GROUP, INC.                          1
  BANNER AEROSPACE, INC.                         1
  BANPONCE CORPORATION                           1
  BANQUE BELGO-ZAIROISE SA                       2
  BANQUE BRUXELLES LAMBERT                       2
  BANQUE CANTONALE VAUDOISE                      2
  BANQUE GENERALE DU LUXEMBOURG SA               2
  BANQUE INTERNATIONALE A LUXEMBOURG SA          2
  BANQUE NATIONALE DE BELGIQUE                   2
  BANQUE NATIONALE DE PARIS                      2
  BANTA CORPORATION                              1
  BANYU PHARMACEUTICAL CO., LTD.                 2
  BARCLAYS PLC                                   2
  BARCO (BELGIAN AMERICAN RADIO CORP.)           2
  BARD, (C.R.) INC.                              1
  BARMAG AG                                      2
  BARNES GROUP, INC.                             1
  BARNETT BANKS, INC.                            1
  BARR LABORATORIES, INC.                        1
  BARR & WALLACE ARNOLD TRUST PLC                2
  BARRATT DEVELOPMENTS PLC                       2
  BARRICK GOLD CORPORATION                       2
  BARRY WEHMILLER INTERNATIONAL PLC              2
  BASF AG                                        2
  BASS PLC                                       2
  BASSETT FURNITURE INDUSTRIES,INC.              1
  BASTOGI SPA                                    2
  BAUSCH & LOMB INCORPORATED                     1
  BAXTER INTERNATIONAL, INC.                     1
  BAY STATE GAS COMPANY                          1
  BAYBANKS, INCORPORATED                         1
  BAYER AG                                       2
  BAYERISCHE HYPOTHEKEN- UND WECHSEL-BANK        2
  BAYERISCHE MOTOREN WERKE AG                    2
  BAYERISCHE VEREINSBANK AG                      2
  BAYWA AG                                       2
  BAZAR DE L'HOTEL DE VILLE SA                   2
  BB & T FINANCIAL CORP.                         1
  BBA GROUP PLC                                  2
  BBC BROWN BOVERI AG                            2
  BC GAS INC                                     2
  BC SUGAR REFINERY, LIMITED                     2
  BC TELECOM INC                                 2
  BCE INC.                                       2
  BCE MOBILE COMMUNICATIONS INC.                 2
  BEAR STEARNS CO.'S INC. (THE)                  1
  BEARINGS, INC.                                 1
  BEATTIE, JAMES PLC                             2
  BECKMAN INSTRUMENTS, INC.                      1
  BECTON, DICKINSON AND COMPANY                  1
  BEERS N.V.                                     2
  BEIERSDORF AG                                  2
  BEKAERT NV                                     2
  BELCOFI SA                                     2
  BELL ATLANTIC CORPORATION                      1
  BELL INDUSTRIES, INC.                          1
  BELLSOUTH CORPORATION                          1
  BELLWAY PLC                                    2
  BELO (A.H.) CORPORATION                        1
  BEMIS COMPANY, INC.                            1
  BEMROSE CORPORATION PLC                        2
  BEN & JERRY'S HOMEMADE                         1
  BENEFICIAL CORPORATION                         1
  BENETTON SPA                                   2
  BENTALLS PLC                                   2
  BERGEN BRUNSWIG CORPORATION                    1
  BERGESEN D.Y. A/S                              2
  BERISFORD INTERNATIONAL PLC                    2
  BERKLEY, W.R. CORPORATION                      1
  BERKSHIRE HATHAWAY INC.                        1
  BERKSHIRE REALTY COMPANY, INC.                 1
  BERLINER ELEKTRO HOLDING AG                    2
  BERLINER HANDELS- UND FRANKFURTER BANK         2
  BERLINER KRAFT- UND LICHT (BEWAG)-AG           2
  BERNARD MATTHEWS PLC                           2
  BERRY PETROLEUM COMPANY                        1
  BESPAK PLC                                     2
  BEST BUY CO., INC.                             1
  BEST DENKI CO., LTD.                           2
  BET HOLDINGS, INC.                             1
  BET PLC                                        2
  BETZ LABORATORIES                              1
  BEVERLY ENTERPRISES, INC.                      1
  BGR PRECIOUS METALS                            2
  BHC COMMUNICATIONS, INC.                       1
  BIC CORPORATION                                1
  BICC PLC                                       2
  BIG B, INC.                                    1
  BIL GT GRUPPE AG                               2
  BILFINGER + BERGER BAU AG                      2
  BILTON PLC                                     2
  BINDING BRAUEREI AG                            2
  BINDLEY WESTERN INDUSTRIES INC.                1
  BINKS MANUFACTURING COMPANY                    1
  BIOCRAFT LABORATORIES, INC.                    1
  BIOFERMIN PHARMACEUTICAL CO., LTD.             2
  BIOGEN, INC.                                   1
  BIOMET, INCORPORATED                           1
  BIO-RAD LABORATORIES, INC                      1
  BIOTEST AG                                     2
  BIRMINGHAM STEEL CORPORATION                   1
  BIWAKO BANK, LIMITED                           2
  BJ SERVICES CO.                                1
  BLACK HILLS CORPORATION                        1
  BLACK & DECKER CORPORATION (THE)               1
  BLAIR CORP.                                    1
  BLESSINGS CORPORATION                          1
  BLOCK DRUG CO., INC.                           1
  BLOCK (H&R), INC.                              1
  BLOUNT, INC.                                   1
  BLUE CIRCLE INDUSTRIES PLC                     2
  BMC INDUSTRIES, INC.                           1
  BMC SOFTWARE, INC.                             1
  BOATMEN'S BANCSHARES, INC                      1
  BOB EVANS FARMS, INC.                          1
  BOBST AG                                       2
  BODY SHOP INTERNATIONAL PLC                    2
  BODYCOTE INTERNATIONAL PLC                     2
  BOEING COMPANY (THE)                           1
  BOIRON SA                                      2
  BOK FINANCIAL CORPORATION                      1
  BOLIG- OG NARINGSBANKEN AS                     2
  BOMBARDIER INC.                                2
  BOMBAY COMPANY, INC. (THE)                     1
  BONGRAIN SA                                    2
  BOOKER PLC                                     2
  BOOLE & BABBAGE, INC.                          1
  BOOTS COMPANY PLC                              2
  BORAL LIMITED                                  2
  BORDEN CHEMICALS & PLASTICS L.P.               1
  BORLAND INTERNATIONAL, INC.                    1
  BOSTON BANCORP                                 1
  BOSTON EDISON COMPANY                          1
  BOUYGUES SA                                    2
  BOWATER PLC                                    2
  BOWNE & CO., INC.                              1
  BOWTHORPE PLC                                  2
  BPB INDUSTRIES PLC                             2
  BRADFORD PROPERTY TRUST PLC                    2
  BRADY (W.H.) COMPANY                           1
  BRAKE BROS PLC                                 2
  BRAMBLES INDUSTRIES LIMITED                    2
  BRAMMER PLC                                    2
  BRASCAN LIMITED                                2
  BRAU UND BRUNNEN AG                            2
  BRAUEREI EICHHOF AG                            2
  BREDERODE SA                                   2
  BRENCO INCORPORATED                            1
  BRENTON BANKS, INC.                            1
  BRICKWORKS LIMITED                             2
  BRIDGESTONE CORPORATION                        2
  BRIERLEY INVESTMENTS LIMITED                   2
  BRIGGS & STRATTON CORPORATION                  1
  BRINKER INTERNATIONAL, INC.                    1
  BRISTOL EVENING POST PLC                       2
  BRISTOL-MYERS SQUIBB CO.                       1
  BRITANNIC ASSURANCE PLC                        2
  BRITISH AIRWAYS PLC                            2
  BRITISH GAS PLC                                2
  BRITISH LAND COMPANY PLC                       2
  BRITISH PETROLEUM COMPANY PLC (THE)            2
  BRITISH POLYTHENE INDUSTRIES PLC               2
  BRITISH TELECOMMUNICATIONS PLC                 2
  BRITISH VITA PLC                               2
  BRITISH-BORNEO PETROLEUM SYNDICATE PLC         2
  BRIXTON ESTATE PLC                             2
  BRODERBUND SOFTWARE, INC.                      1
  BRODRENE HARTMANN A/S                          2
  BROKEN HILL PROPRIETARY COMPANY LIMITED        2
  BROMSGROVE INDUSTRIES PLC                      2
  BROOKLYN UNION GAS COMPANY (THE)               1
  BROTHER INDUSTRIES, LTD.                       2
  BROWN GROUP, INCORPORATED                      1
  BROWN-FORMAN CORPORATION                       1
  BROWNING-FERRIS INDUSTRIES, INC.               1
  BROWN, N GROUP PLC                             2
  BRUNCOR INC.                                   2
  BRUNO'S INCORPORATED                           1
  BRUNSWICK CORPORATION                          1
  BRUSH WELLMAN INC.                             1
  BRYANT GROUP PLC                               2
  BSB BANCORP, INC.                              1
  BSG INTERNATIONAL PLC                          2
  BSS GROUP PLC (THE)                            2
  BT FINANCIAL CORPORATION                       1
  BTP PLC                                        2
  BTR NYLEX LIMITED                              2
  BTR PLC                                        2
  BUCHER HOLDING AG                              2
  BUCKEYE PARTNERS, L.P.                         1
  BUDERUS AG                                     2
  BUDGENS PLC                                    2
  BUFFETS, INC.                                  1
  BUILDERS TRANSPORT, INC.                       1
  BULL-DOG SAUCE CO., LTD.                       2
  BULLOUGH PLC                                   2
  BUNKA SHUTTER CO., LTD                         2
  BUNZL PLC                                      2
  BURELLE SA                                     2
  BURFORD HOLDINGS PLC                           2
  BURLINGTON COAT FACTORY WAREHOUSE CORP.        1
  BURLINGTON NORTHERN INC.                       1
  BURLINGTON RESOURCES INC.                      1
  BURMAH CASTROL PLC                             2
  BURNS, PHILP AND COMPANY LIMITED               2
  BURR-BROWN CORPORATION                         1
  BURTON GROUP PLC (THE)                         2
  BUT SA                                         2
  BUTLER MANUFACTURING COMPANY                   1
  BWIP HOLDING, INC.                             1
  B.A.T. INDUSTRIES PLC                          2
  B.M.J. FINANCIAL CORP.                         1
  C U C INTERNATIONAL, INC.                      1
  CABIN CO., LTD.                                2
  CABLE AND WIRELESS PLC                         2
  CABLETRON SYSTEMS, INC.                        1
  CABOT CORPORATION                              1
  CABOT OIL & GAS CORPORATION                    1
  CABRE EXPLORATION LTD                          2
  CADBURY SCHWEPPES PLC                          2
  CADENCE DESIGN SYSTEMS, INC.                   1
  CADMUS COMMUNICATIONS CORPORATION              1
  CAESARS WORLD, INC.                            1
  CAFE DE CORAL HOLDINGS LIMITED                 2
  CAGLE'S, INC.                                  1
  CAIRN ENERGY PLC                               2
  CALDOR CORP., (THE)                            1
  CALEDONIA INVESTMENTS PLC                      2
  CALGON CARBON CORPORATION                      1
  CALIFORNIA ENERGY COMPANY, INC.                1
  CALIFORNIA FINANCIAL HOLDING CO.               1
  CALIFORNIA MICROWAVE, INC.                     1
  CALIFORNIA WATER SERVICE COMPANY               1
  CALLAWAY GOLF COMPANY                          1
  CALMAT CO.                                     1
  CALOR GROUP PLC                                2
  CALPIS FOOD INDUSTRY CO., LTD.                 2
  CALSONIC CORPORATION                           2
  CALTEX AUSTRALIA LIMITED                       2
  CAMBIOR INC.                                   2
  CAMBREX CORPORATION                            1
  CAMECO CORPORATION                             2
  CAMFIN SPA (GRUPPO CAM)                        2
  CAMPBELL SOUP COMPANY                          1
  CANADA MALTING CO. LIMITED                     2
  CANADIAN IMPERIAL BANK OF COMMERCE             2
  CANADIAN MARCONI COMPANY                       2
  CANADIAN NATURAL RESOURCES LIMITED             2
  CANADIAN OCCIDENTAL PETROLEUM LTD.             2
  CANADIAN TIRE CORPORATION LIMITED              2
  CANADIAN UTILITIES LTD.                        2
  CANAL +                                        2
  CANAM MANAC GROUP                              2
  CANANDAIGUA WINE COMPANY, INC.                 1
  CANFOR CORPORATION                             2
  CANON ELECTRONICS INC.                         2
  CANON INC.                                     2
  CANON INC.                                     1
  CANSTAR SPORTS INC.                            2
  CANWEST GLOBAL COMMUNICATIONS CORP.            2
  CAP VOLMAC GROUP NV                            2
  CAPE PLC                                       2
  CAPITAL AND REGIONAL PROPERTIES PLC            2
  CAPITAL CITIES/ABC, INC.                       1
  CARA OPERATIONS LIMITED                        2
  CARADON PLC                                    2
  CARCLO ENGINEERING GROUP PLC                   2
  CARDIF SA                                      2
  CARDINAL HEALTH, INC.                          1
  CARLISLE COMPANIES INCORPORATED                1
  CARLSBERG A/S                                  2
  CARLTON COMMUNICATIONS PLC                     2
  CARMIKE CINEMAS, INC.                          1
  CARNAUDMETALBOX SA                             2
  CARNIVAL CORPORATION                           1
  CAROLINA POWER & LIGHT COMPANY                 1
  CARPENTER TECHNOLOGY CORPORATION               1
  CARREFOUR SA                                   2
  CARTER HOLT HARVEY LTD.                        2
  CARTER-WALLACE, INC.                           1
  CASCADE CORPORATION                            1
  CASCADE NATURAL GAS CORPORATION                1
  CASEY'S GENERAL STORES, INC.                   1
  CASINO GUICHARD PERRACHON                      2
  CASIO COMPUTER CO., LTD.                       2
  CASTORAMA DUBOIS INVESTISSEMENTS SCA           2
  CATENA CORPORATION                             2
  CATER ALLEN HOLDINGS PLC                       2
  CATERPILLAR, INC.                              1
  CATHAY PACIFIC AIRWAYS LIMITED                 2
  CATTLE'S (HOLDINGS) PLC                        2
  CBI INDUSTRIES, INC.                           1
  CBS INC.                                       1
  CCB FINANCIAL CORP.                            1
  CCH, INC.                                      1
  CCL INDUSTRIES LTD.                            2
  C-CUBE CORPORATION                             2
  CDI CORPORATION                                1
  CEDAR FAIR L.P.                                1
  CEDEST-CIM & ENGRAIS DE DANNE & DE L'EST       2
  CELANESE CANADA INC.                           2
  CELLULOSE ATTISHOLZ AG                         2
  CEMENTIR - CEMENTERIE DEL TIRRENO SPA          2
  CEMENTOS PORTLAND S.A.                         2
  CEMEX S.A.                                     2
  CENTEX CORPORATION                             1
  CENTRAL AND SOUTH WEST CORPORATION             1
  CENTRAL FIDELITY BANKS, INC.                   1
  CENTRAL FINANCE CO., LTD.                      2
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  CENTRAL HUDSON GAS & ELECTRIC CORP.            1
  CENTRAL JERSEY BANCORP                         1
  CENTRAL LOUISIANA ELECTRIC COMPANY, INC.       1
  CENTRAL MAINE POWER COMPANY                    1
  CENTRAL NEWSPAPERS, INC.                       1
  CENTRAL SECURITY PATROLS CO., LTD.             2
  CENTRAL SPRINKLER CORPORATION                  1
  CENTRAL VERMONT PUBLIC SERVICE CORP            1
  CENTURA BANKS, INC.                            1
  CENTURY TELEPHONE ENTERPRISES, INC.            1
  CEP COMMUNICATION SA                           2
  CERNER CORPORATION                             1
  CESAR CO.                                      2
  CFCF INC.                                      2
  CFF-COMPAGNIE FRANCAISE DES FERRAILLES         2
  CGI INFORMATIQUE-CIE GEN D'INFORMATIQUE        2
  CGIP-CIE GENERALE D'INDUSTRIE ET DE PART       2
  CHAIN STORE OKUWA CO., LTD.                    2
  CHALLENGE BANK LIMITED                         2
  CHAMBERS DEVELOPMENT COMPANY, INC.             1
  CHAPARRAL STEEL COMPANY                        1
  CHARGEURS SA                                   2
  CHARLES BAYNES PLC                             2
  CHARMING SHOPPES, INC.                         1
  CHART HOUSE ENTERPRISES, INC.                  1
  CHARTER PLC                                    2
  CHASE MANHATTAN CORPORATION                    1
  CHAUVCO RESOURCES LTD.                         2
  CHECKERS DRIVE-IN RESTAURANTS, INC.            1
  CHECKPOINT SYSTEMS, INC.                       1
  CHEMED CORPORATION                             1
  CHEMFAB CORPORATION                            1
  CHEMICAL BANKING CORPORATION                   1
  CHEMICAL WASTE MANAGEMENT, INCORPORATED        1
  CHEMINOVA HOLDING A/S                          2
  CHERRY CORPORATION                             1
  CHESAPEAKE CORPORATION                         1
  CHESTERFIELD PROPERTIES PLC                    2
  CHEUNG KONG (HOLDINGS) LIMITED                 2
  CHEVRON CORPORATION                            1
  CHIBA BANK, LTD.                               2
  CHIBA KOGYO BANK, LTD.                         2
  CHICHIBU ONODA CEMENT CORPORATION              2
  CHINA AEROSPACE INTERNATIONAL HDGS LTD         2
  CHINA LIGHT & POWER COMPANY, LIMITED           2
  CHINA MOTOR BUS CO., LTD.                      2
  CHIRON CORPORATION                             1
  CHITTENDEN CORPORATION                         1
  CHIYODA CORPORATION                            2
  CHIYODA FIRE & MARINE INSURANCE CO., LTD       2
  CHOCK FULL O'NUTS CORPORATION                  1
  CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG         2
  CHRIS-CRAFT INDUSTRIES, INC.                   1
  CHRISTIAN DIOR SA                              2
  CHRISTIAN HANSEN'S LABORATORIUM A/S            2
  CHRISTIAN SALVESEN PLC                         2
  CHRISTIANA COMPANIES, INC.                     1
  CHRISTIES INTERNATIONAL PLC                    2
  CHRYSLER CORPORATION                           1
  CHUBB CORPORATION                              1
  CHUBU ELECTRIC POWER COMPANY, INC.             2
  CHUBU GAS CO., LTD.                            2
  CHUBU SHIRYO CO., LTD.                         2
  CHUBU STEEL PLATE CO., LTD.                    2
  CHUBU SUISAN CO., LTD.                         2
  CHUBU-NIPPON BROADCASTING CO., LTD.            2
  CHUDENKO CORPORATION                           2
  CHUGAI PHARMECEUTICAL CO., LTD.                2
  CHUGAI RO CO., LTD.                            2
  CHUGOKU BANK, LTD.                             2
  CHUGOKU ELECTRIC POWER COMPANY, INC.           2
  CHUGOKU MARINE PAINTS, LTD.                    2
  CHUKYO BANK, LIMITED                           2
  CHUKYO COCA-COLA BOTTLING CO., LTD.            2
  CHUM LIMITED                                   2
  CHUO GYORUI CO., LTD.                          2
  CHUO MALLEABLE IRON CO., LTD.                  2
  CHUO PAPERBOARD CO., LTD                       2
  CHUO SPRING CO., LTD.                          2
  CHUO TRUST & BANKING COMPANY, LIMITED          2
  CHUO WAREHOUSE CO., LTD.                       2
  CHURCH & CO PLC                                2
  CHURCH & DWIGHT CO., INC.                      1
  CIA ASSICURATRICE UNIPOL SPA                   2
  CIBA-GEIGY AG                                  2
  CIE FINANCIERE EUROPEENNE ET D'OUTRE-MER       2
  CIE FINANCIERE JEAN PAUL ELKANN SA             2
  CIE GRAND DUCALE D'ELEC DU LUXEMBOURG          2
  CIE. DES SALINS DU MIDI ET DES SALINES         2
  CIFRA, S.A. DE C.V.                            2
  CIGNA CORPORATION                              1
  CILCORP, INC.                                  1
  CIMENTERIES CBR CEMENTBEDRIJVEN SA             2
  CINCINNATI BELL INC.                           1
  CINCINNATI FINANCIAL CORPORATION               1
  CINCINNATI MILACRON INC.                       1
  CINEPLEX ODEON CORPORATION                     2
  CINERGY CORP.                                  1
  CINRAM LTD                                     2
  CINTAS CORPORATION                             1
  CIPSCO INCORPORATED                            1
  CIRCA PHARMACEUTICALS, INC.                    1
  CIRCON CORPORATION                             1
  CIRCUIT CITY STORES, INC.                      1
  CIRCUS CIRCUS ENTERPRISES, INC.                1
  CIRRUS LOGIC, INC.                             1
  CISCO SYSTEMS, INC.                            1
  CITIC PACIFIC LTD.                             2
  CITICORP                                       1
  CITIZEN WATCH CO., LTD.                        2
  CITIZENS BANKING CORPORATION                   1
  CITIZENS FIRST BANCORP INC                     1
  CITIZENS UTILITIES COMPANY                     1
  CITY CENTRE RESTAURANTS PLC                    2
  CITY NATIONAL CORPORATION                      1
  CKE RETAURANTS, INC.                           1
  CLAIRE'S STORES, INC.                          1
  CLARCOR                                        1
  CLARINS SA                                     2
  CLARK EQUIPMENT COMPANY                        1
  CLAYTON HOMES, INC.                            1
  CLEANUP CORPORATION                            2
  CLEAR CHANNEL COMMUNICATIONS, INC.             1
  CLEVELAND-CLIFFS INC.                          1
  CLONDALKIN GROUP PLC                           2
  CLOROX COMPANY                                 1
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  CLOSE BROTHERS GROUP PLC                       2
  CLOTHESTIME,(THE) INC.                         1
  CLUB MED, INC.                                 1
  CLYDE INDUSTRIES LIMITED                       2
  CMI CORPORATION                                1
  CMK CORP.                                      2
  CML GROUP, INC.                                1
  CMS ENERGY CORPORATION                         1
  CNA FINANCIAL CORPORATION                      1
  CNB BANCSHARES, INC.                           1
  COACHMEN INDUSTRIES, INC.                      1
  COAL & ALLIED INDUSTRIES LIMITED               2
  COAST SAVINGS FINANCIAL, INC.                  1
  COASTAL CORPORATION (THE)                      1
  COATS VIYELLA PLC                              2
  COBHAM PLC                                     2
  COCA-COLA AMATIL LIMITED                       2
  COCA-COLA COMPANY (THE)                        1
  COFIDE SPA-CIA FINANZIARIA DE BENEDETTI        2
  COGECO INC.                                    2
  COGNEX CORPORATION                             1
  COGNOS INCORPORATED                            2
  COHERENT, INC.                                 1
  COLAS SA                                       2
  COLES MYER LIMITED                             2
  COLGATE-PALMOLIVE COMPANY                      1
  COLLAGEN CORPORATION                           1
  COLLECTIVE BANCORP, INC.                       1
  COLONIA KONZERN AG                             2
  COLONIA LEBENSVERSICHERUNG AG                  2
  COLONIAL BANCGROUP, INC. (THE)                 1
  COLONIAL GAS COMPANY                           1
  COLOPLAST A/S                                  2
  COLOR LINE AS                                  2
  COLRUYT ETN FR NV                              2
  COLUMBIA GAS SYSTEM, INC. (THE)                1
  COMAIR HOLDINGS, INC.                          1
  COMALCO LIMITED                                2
  COMANY INC.                                    2
  COMAU FINANZIARIA SPA                          2
  COMDISCO, INC.                                 1
  COMERICA INCORPORATED                          1
  COMINCO LTD.                                   2
  COMMERCE BANCSHARES, INC.                      1
  COMMERCIAL FEDERAL CORPORATION                 1
  COMMERCIAL INTERTECH CORP.                     1
  COMMERCIAL METALS COMPANY                      1
  COMMERCIAL UNION PLC                           2
  COMMERZBANK AG                                 2
  COMMONWEALTH BANK OF AUSTRALIA                 2
  COMMONWEALTH ENERGY SYSTEM                     1
  COMMUNICATION SYSTEMS, INC.                    1
  COMMUNITY BANK SYSTEM                          1
  COMMUNITY HOSPITALS GROUP PLC                  2
  COMMUNITY PSYCHIATRIC CENTERS                  1
  COMPAGNIE BANCAIRE SA                          2
  COMPAGNIE BELGE DE PARTICIPATIONS PARIBA       2
  COMPAGNIE DE FIVES-LILLE SA                    2
  COMPAGNIE DE NAVIGATION MIXTE SA               2
  COMPAGNIE DE SAINT-GOBAIN SA                   2
  COMPAGNIE DE SUEZ SA                           2
  COMPAGNIE D'ENTREPRISES CFE SA                 2
  COMPAGNIE FINANCIERE DE PARIBAS                2
  COMPAGNIE FINANCIERE RICHEMONT AG              2
  COMPAGNIE GENERALE DES EAUX SA                 2
  COMPAGNIE IMMOBILIERE DE BELGIQUE SA           2
  COMPAGNIE NATIONALE A PORTEFEUILLE SA          2
  COMPAGNIE PLASTIC OMNIUM SA                    2
  COMPAGNIE SAUPIQUET SA                         2
  COMPAGNIE UAP SA                               2
  COMPANIA ESPANOLA DE PETROLEOS, S.A.           2
  COMPANIA SEVILLANA DE ELECTRICIDAD, S.A.       2
  COMPANIA VALENCIANA DE CEMENTOS PORTLAND       2
  COMPAQ COMPUTER CORPORATION                    1
  COMPASS BANCSHARES, INC.                       1
  COMPASS GROUP PLC                              2
  COMPTOIRS MODERNES SA                          2
  COMPUTER 2000 AG                               2
  COMPUTER ASSOCIATES INTERNATIONAL, INC.        1
  COMPUTER LANGUAGE RESEARCH, INC.               1
  COMPUTER SCIENCES CORPORATION                  1
  COMSAT CORPORATION                             1
  CONAGRA INC.                                   1
  CONCENTRIC PLC                                 2
  CONNECTICUT ENERGY CORPORATION                 1
  CONNECTICUT NATURAL GAS CORPORATION            1
  CONNECTICUT WATER SERVICE, INCORPORATED        1
  CONNER PERIPHERALS, INC.                       1
  CONRAIL, INC.                                  1
  CONSECO, INC.                                  1
  CONSERVERA CAMPOFRIO                           2
  CONSOLIDATED EDISON COMPANY OF NEW YORK        1
  CONSOLIDATED FREIGHTWAYS, INC.                 1
  CONSOLIDATED NATURAL GAS COMPANY               1
  CONSOLIDATED PAPERS, INC.                      1
  CONSOLIDATED RUTILE LIMITED                    2
  CONSOLIDATED STORES CORPORATION                1
  CONSTANTIA INDUSTRIEHOLDING AG                 2
  CONSTRUCCIONES LAIN S.A.                       2
  CONSTRUC. Y AUXILIAR DE FERROCARRILES SA       2
  CONSUMERS WATER COMPANY                        1
  CONTIGAS DEUTSCHE ENERGIE AG                   2
  CONTINENTAL AG                                 2
  CONTINENTAL MEDICAL SYSTEMS, INC.              1
  CONTINUUM COMPANY, INC. (THE)                  1
  CONTROLADORA COMERCIAL MEXICANA SA             2
  CONWEST EXPLORATION COMPANY LTD                2
  COOKSON GROUP PLC                              2
  COOPER INDUSTRIES, INC.                        1
  COOPER TIRE & RUBBER COMPANY                   1
  COORS (ADOLPH) COMPANY                         1
  COPYER CO., LTD.                               2
  CORAM HEALTHCARE CORPORATION                   1
  CORBY DISTILLERS LTD.                          2
  CORDIS CORPORATION                             1
  CORE INDUSTRIES INC.                           1
  COREL CORPORATION                              2
  CORESTATES FINANCIAL CORP                      1
  CORNING, INCORPORATED                          1
  CORNWELL PARKER PLC                            2
  CORP BANCARIA DE ESPANA, (ARGENTARIA)          2
  CORPORACION FINANCIERA ALBA S.A.               2
  CORPORACION INDUSTRIAL SANLUIS SA              2
  CORPORACION MAPFRE, CIA INTL/REASEGUROS        2
  COSMO OIL COMPANY, LIMITED                     2
  COSTA CROCIERE SPA                             2
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  COSTAIN GROUP PLC                              2
  CO-STEEL INC.                                  2
  COUNTRYSIDE PROPERTIES PLC                     2
  COUNTRYWIDE CREDIT INDUSTRIES, INC.            1
  COURTAULDS PLC                                 2
  COURTAULDS TEXTILES PLC                        2
  COURTS PLC                                     2
  COVENTRY GROUP LIMITED                         2
  COWIE GROUP PLC                                2
  CO. FIN. DE CIC ET DE L'UNION EUROPEENNE       2
  CPB INC.                                       1
  CPC INTERNATIONAL INC.                         1
  CPI CORPORATION                                1
  CRA LIMITED                                    2
  CRACKER BARREL OLD COUNTRY STORE, INC.         1
  CRANE CO.                                      1
  CRAWFORD & CO                                  1
  CRAY ELECTRONICS HOLDINGS PLC                  2
  CRAY RESEARCH, INC.                            1
  CREDIT A L'INDUSTRIE SA, STE NATIONAL DE       2
  CREDIT AGRICOLE DE LA BRIE                     2
  CREDIT AGRICOLE DE LA GIRONDE                  2
  CREDIT AGRICOLE DE L'ISERE                     2
  CREDIT AGRICOLE DE LOIRE-ATLANTIQUE            2
  CREDIT AGRICOLE DU MORBIHAN                    2
  CREDIT AGRICOLE DU NORD                        2
  CREDIT AGRICOLE DU PAS DE CALAIS               2
  CREDIT COMMERCIAL DE FRANCE SA                 2
  CREDIT FONCIER DE FRANCE SA                    2
  CREDIT FONCIER VAUDOIS (CFV)                   2
  CREDIT LOCAL DE FRANCE SA                      2
  CREDIT NATIONAL SA                             2
  CREDIT SAISON CO., LTD.                        2
  CREDITANSTALT-BANKVEREIN AG                    2
  CREDITO AGRARIO BRESCIANO SPA                  2
  CREDITO BERGAMASCO SPA                         2
  CREDITO FONDIARIO E INDUSTRIALE SPA            2
  CREDITO ITALIANO SPA                           2
  CREST NICHOLSON PLC                            2
  CRESTAR FINANCIAL CORPORATION                  1
  CRH PLC                                        2
  CRODA INTERNATIONAL PLC                        2
  CROMPTON & KNOWLES CORPORATION                 1
  CROSS (A.T.) COMPANY                           1
  CROSSAIR AG F EURO REGIONALLUFTVERKEHR         2
  CROWN CORK & SEAL COMPANY, INC.                1
  CROWN CRAFTS, INC.                             1
  CROWN VAN GELDER PAPIERFABRIEKEN N.V.          2
  CRSS, INC.                                     1
  CS HOLDING                                     2
  CSK CORPORATION                                2
  CSM N.V.                                       2
  CSR LIMITED                                    2
  CSS INDUSTRIES, INC.                           1
  CSX CORPORATION                                1
  C-TEC CORP.                                    1
  CTS CORPORATION                                1
  CUBIC CORPORATION                              1
  CULLEN/FROST BANKERS, INC.                     1
  CULP, INC.                                     1
  CULTOR OY                                      2
  CUMMINS ENGINE COMPANY, INC.                   1
  CURTICE-BURNS FOODS, INC.                      1
  CURTISS-WRIGHT CORPORATION                     1
  CUSTOS AB                                      2
  CYPRESS SEMICONDUCTOR CORPORATION              1
  CYPRUS AMAX MINERALS CO.                       1
  C.A.L.P. CRISTALLERIA ARTISTICA LA PIANA       2
  C.P. POKPHAND CO. LTD                          2
  C.P.R. CIE PARISIENNE DE REESCOMPTE            2
  C.V.B. FINANCIAL CORP.                         1
  C.W. OBEL A/S                                  2
  DAEJAN HOLDINGS PLC                            2
  DAI NIPPON CONSTRUCTION                        2
  DAI NIPPON PRINTING CO., LTD.                  2
  DAI NIPPON TORYO CO., LTD.                     2
  DAIBIRU CORPORATION                            2
  DAICEL CHEMICAL INDUSTRIES, LTD.               2
  DAI-DAN CO., LTD.                              2
  DAIDO HOXAN INC.                               2
  DAIDO KOGYO CO., LTD.                          2
  DAIDO METAL CO., LTD.                          2
  DAIDO STEEL CO., LTD.                          2
  DAIDO STEEL SHEET CORPORATION                  2
  DAIDOH LIMITED                                 2
  DAIEI OMC INC.                                 2
  DAIEI, INC. (THE)                              2
  DAIFUKU CO., LTD.                              2
  DAIHEN CORPORATION                             2
  DAIHO CORPORATION                              2
  DAIICHI CEMENT CO., LTD.                       2
  DAIICHI CORPORATION                            2
  DAI-ICHI HOTEL, LTD.                           2
  DAIICHI JITSUGYO CO., LTD.                     2
  DAI-ICHI KANGYO BANK, LTD.                     2
  DAI-ICHI KOGYO SEIYAKU CO., LTD.               2
  DAIICHI PHARMACEUTICAL CO., LTD.               2
  DAIKEN CORPORATION                             2
  DAIKIN INDUSTRIES, LTD.                        2
  DAIKIN MANUFACTURING CO., LTD.                 2
  DAIKO DENSHI TSUSHIN, LTD.                     2
  DAILY MAIL & GENERAL TRUST PLC                 2
  DAIMARU, INC.                                  2
  DAIMEI TELECOM ENGINEERING CORP.               2
  DAIMLER-BENZ AG                                2
  DAINICHISEIKA COLOUR & CHEMICALS MFG, CO       2
  DAINIPPON INK & CHEMICALS, INCORPORATED        2
  DAINIPPON PHARMACEUTICAL CO., LTD.             2
  DAINIPPON SHIGYO CO. LTD                       2
  DAIO PAPER CORPORATION                         2
  DAIRY FARM INTERNATIONAL HOLDINGS LTD.         2
  DAISAN BANK, LTD.                              2
  DAISHI BANK, LTD.                              2
  DAISHINKU CORP.                                2
  DAISO CO., LTD.                                2
  DAISUE CONSTRUCTION CO., LTD.                  2
  DAITO GYORUI CO., LTD.                         2
  DAITO KOGYO CO., LTD.                          2
  DAITO SEIKI CO., LTD.                          2
  DAITO TRUST CONSTRUCTION CO., LTD.             2
  DAI-TOKYO FIRE & MARINE INSURANCE CO.          2
  DAIWA BANK, LTD.                               2
  DAIWA CO., LTD.                                2
  DAIWA HOUSE INDUSTRY CO., LTD.                 2
  DAIWA INDUSTRIES LTD.                          2
  DAIWA KOSHO LEASE CO., LTD.                    2
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  DAIWA SEIKO, INC.                              2
  DALGETY PLC                                    2
  DALLAS SEMICONDUCTOR CORPORATION               1
  DAMPSKIBSSELSKABET AF 1912 A/S                 2
  DAMPSKIBSSELSKABET SVENDBORG A/S               2
  DANA CORPORATION                               1
  DANAHER CORPORATION                            1
  DANIEL INDUSTRIES, INC.                        1
  DANIELI & C. - OFFICINE MECCANICHE SPA         2
  DANISCO A/S                                    2
  DANKA BUSINESS SYSTEMS PLC                     2
  DANTANI CORPORATION                            2
  DANTO CORPORATION                              2
  DANZAS HOLDING AG                              2
  DATASCOPE CORP.                                1
  DAUPHIN DEPOSIT CORPORATION                    1
  DAVID S. SMITH (HOLDINGS) PLC                  2
  DAVIS SERVICE GROUP PLC                        2
  DAWSONGROUP PLC                                2
  DAYTON HUDSON CORPORATION                      1
  DB GROUP LIMITED                               2
  DE BOER WINKELBEDRIJVEN N.V.                   2
  DE DIETRICH ET CIE SA                          2
  DE LA RUE PLC                                  2
  DE NATIONALE INVESTERINGSBANK N.V.             2
  DEAN FOODS COMPANY                             1
  DECEUNINCK PLASTICS INDUSTRIES SA              2
  DEERE & COMPANY                                1
  DEGREMONT SA                                   2
  DEGUSSA AG                                     2
  DEKALB ENERGY COMPANY                          1
  DEKALB GENETICS CORPORATION                    1
  DEL WEBB CORPORATION                           1
  DELCHAMPS, INC.                                1
  DELL COMPUTER CORPORATION                      1
  DELMARVA POWER & LIGHT COMPANY                 1
  DELTA GOLD N.L.                                2
  DELTA PLC                                      2
  DELTA WOODSIDE INDUSTRIES, INC.                1
  DELUXE CORPORATION                             1
  DEN DANSKE BANK A/S                            2
  DEN NORSKE AMERIKALINJE A/S                    2
  DENKI KOGYO CO., LTD.                          2
  DENKYOSHA CO., LTD.                            2
  DENNY'S JAPAN CO., LTD.                        2
  DENTSPLY INTERNATIONAL, INC.                   1
  DENYO CO., LTD.                                2
  DEPOSIT GUARANTY CORP.                         1
  DERWENT VALLEY HOLDINGS PLC                    2
  DESC S.A. DE C.V.                              2
  DESCENTE, LTD.                                 2
  DESIGNS INC.                                   1
  DESTEC ENERGY, INC.                            1
  DET DANSKE LUFTFARTSELSKAB A/S                 2
  DET DANSKE TRAELASTKOMPAGNI A/S                2
  DET NORSKE LUFTFARTSELSKAP A/S                 2
  DETROIT EDISON COMPANY (THE)                   1
  DEUTSCHE BABCOCK AG                            2
  DEUTSCHE BANK AG                               2
  DEUTSCHE CENTRALBODENKREDIT AG                 2
  DEUTSCHE HYPOTHEKENBANK FRANKFURT AG           2
  DEUTSCHE PFANDBRIEF- & HYPOTHEKENBANK AG       2
  DEUTSCHE SB-KAUF AG                            2
  DEVON GROUP, INC.                              1
  DEWHIRST GROUP PLC                             2
  DEXTER CORPORATION (THE)                       1
  DH TECHNOLOGY, INC.                            1
  DIAGNOSTEK, INC.                               1
  DIAGNOSTIC PRODUCTS CORP.                      1
  DIAL CORP.                                     1
  DIAMOND CITY CO., LTD.                         2
  DIAMOND SHAMROCK, INC.                         1
  DIBRELL BROTHERS, INCORPORATED                 1
  DICKSON CONCEPTS (INTERNATIONAL) LIMITED       2
  DIE ERSTE OESTERREICH. SPAR-CASSE-BANK         2
  DIEBOLD, INCORPORATED                          1
  DIGI INTERNATIONAL INC.                        1
  DILLARD DEPARTMENT STORES INC.                 1
  DIME BANCORP, INC.                             1
  DIONEX CORPORATION                             1
  DIPLOMA PLC                                    2
  DIPL. ING. FUST AG                             2
  DISNEY (WALT) COMPANY, (THE)                   1
  DLF-TRIFOLIUM A/S                              2
  DLW AG                                         2
  DMC-DOLLFUS-MIEG & CIE SA                      2
  DMW CORPORATION                                2
  DOBSON PARK INDUSTRIES PLC                     2
  DOCKS DE FRANCE SA                             2
  DOFASCO INC.                                   2
  DOLE FOOD COMPANY, INC.                        1
  DOLLAR GENERAL CORPORATION                     1
  DOMAN INDUSTRIES LIMITED                       2
  DOMINION RESOURCES, INC. (VA)                  1
  DOMINION TEXTILE INC.                          2
  DOMINO PRINTING SCIENCES PLC                   2
  DONALDSON COMPANY, INC.                        1
  DONNELLEY (R.R.) AND SONS COMPANY              1
  DONOHUE INC.                                   2
  DOUGLAS HOLDING AG                             2
  DOUGLAS & LOMASON CO.                          1
  DOVER CORPORATION                              1
  DOW CHEMICAL COMPANY (THE)                     1
  DOW JONES & COMPANY, INC.                      1
  DOWA FIRE & MARINE INSURANCE CO., LTD.         2
  DOWDING & MILLS PLC                            2
  DOWNEY SAVINGS & LOAN ASSOCIATION              1
  DPL INC.                                       1
  DQE, INC.                                      1
  DRAEGERWERK AG                                 2
  DRAGADOS Y CONSTRUCCIONES, S.A.                2
  DRAVO CORPORATION                              1
  DRESDNER BANK AG                               2
  DRESS BARN, INC. (THE)                         1
  DRESSER INDUSTRIES, INC.                       1
  DREYERS GRAND ICE CREAM, INCORPORATED          1
  DSC COMMUNICATIONS CORPORATION                 1
  DSM N.V.                                       2
  DU PONT (E.I.) DE NEMOURS AND COMPANY          1
  DUERR BETEILIGUNGS-AG                          2
  DUKE POWER COMPANY                             1
  DUN & BRADSTREET CORPORATION (THE)             1
  DUNDEE BANCORP INC                             2
  DUPLEX PRODUCTS INC.                           1
  DUPONT CANADA INC.                             2
  DURACELL INTERNATIONAL, INC.                   1
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  DURAKON INDUSTRIES, INC.                       1
  DURIRON COMPANY, INC. (THE)                    1
  DUTY FREE INTERNATIONAL                        1
  DYCKERHOFF AG                                  2
  DYCKERHOFF & WIDMANN AG                        2
  DYNAMICS CORPORATION OF AMERICA                1
  DYNATECH CORPORATION                           1
  DYNIC CORPORATION                              2
  DYNO INDUSTRIER A.S                            2
  EA-GENERALI AG                                 2
  EAGLE INDUSTRY CO., LTD.                       2
  EAST MIDLANDS ELECTRICITY PLC                  2
  EASTERN ENTERPRISES                            1
  EASTERN GROUP PLC                              2
  EASTERN UTILITIES ASSOCIATES                   1
  EASTMAN KODAK COMPANY                          1
  EATON CORPORATION                              1
  EATON VANCE CORP.                              1
  EAU ET FORCE SA                                2
  EBARA CORPORATION                              2
  EBF SA                                         2
  EBRO AGRICOLAS, CIA DE ALIMENTACION SA         2
  ECCO SA                                        2
  ECCO TRAVAIL TEMPORAIRE SA                     2
  ECHLIN INC.                                    1
  ECHO BAY MINES LTD.                            2
  ECIA-EQUIP. & COMPOSANTS POUR L'IND AUTO       2
  ECOLAB INC.                                    1
  EDIPRESSE SA                                   2
  EDISON BROTHERS STORES, INC.                   1
  EDISON SPA                                     2
  EDITORIALE LA REPUBBLICA SPA                   2
  EDITORIALE L'ESPRESSO SPA                      2
  EDPER ENTERPRISES LTD.                         2
  EDWARDS (A.G.), INC.                           1
  EG & G, INC.                                   1
  EGETAEPPER A/S                                 2
  EGGHEAD INC.                                   1
  EHIME BANK, LTD.                               2
  EIDENSHA CO., LTD.                             2
  EIFFAGE SA                                     2
  EIGHTEENTH BANK, LIMITED                       2
  EIKEN CHEMICAL CO., LTD.                       2
  EISAI CO., LTD.                                2
  EJENDOMSSELSKABET NORDEN A/S                   2
  EKCO GROUP, INC.                               1
  E-L FINANCIAL CORPORATION LIMITED              2
  EL PUERTO DE LIVERPOOL, S.A. DE C.V.           2
  ELAN CORPORATION PLC                           2
  ELAN ENERGY INC                                2
  ELCO INDUSTRIES, INC.                          1
  ELCOR CORPORATION                              1
  ELDON AB                                       2
  ELDRIDGE, POPE & CO. PLC                       2
  ELECTRABEL SA                                  2
  ELECTRAFINA                                    2
  ELECTRICAS REUNIDAS DE ZARAGOZA SA             2
  ELECTRO RENT CORPORATION                       1
  ELECTRO SCIENTIFIC INDUSTRIES, INC.            1
  ELECTROCOMPONENTS PLC                          2
  ELECTROLUX AB                                  2
  ELECTROMAGNETIC SCIENCES, INC.                 1
  ELECTRONIC ARTS, INC.                          1
  ELEKTRIZITAETS-GESELL. LAUFENBURG AG           2
  ELEKTROWATT AG                                 2
  ELF AQUITAINE SA                               2
  ELKEM A/S                                      2
  ELLIS & EVERARD PLC                            2
  ELSEVIER N.V.                                  2
  ELVIA SCHWEIZERISCHE VERSICHERUNGS-GES.        2
  ELYSEE INVESTISSEMENTS SA                      2
  EMAIL LIMITED                                  2
  EMAP PLC                                       2
  EMC CORPORATION                                1
  EMC INSURANCE GROUP INC.                       1
  EMERSON ELECTRIC CO.                           1
  EMIN-LEYDIER SA                                2
  EMPAQUES PONDEROSA S.A.                        2
  EMPIRE COMPANY LIMITED                         2
  EMPIRE DISTRICT ELECTRIC COMPANY               1
  EMPI, INC.                                     1
  EMPRESA NACIONAL DE ELECTRICIDAD S.A.          2
  EMPRESA NACIONAL DE ELECTRICIDAD S.A.          1
  EMPRESA NAC. HIDROELEC. RIBAGORZANA            2
  EMPRESAS LA MODERNA SA DE CV                   2
  EMS-CHEMIE HOLDING AG                          2
  ENERGEN CORPORATION                            1
  ENERGIE-VERSORGUNG NIEDEROESTERREICH AG        2
  ENERGIEVERSORGUNG OSTBAYERN AG                 2
  ENERGY RESOURCES OF AUSTRALIA LIMITED          2
  ENERGY SUPPORT CORPORATION                     2
  ENERGY VENTURES, INC.                          1
  ENERGYNORTH, INC.                              1
  ENGELHARD CORPORATION                          1
  ENGLISH CHINA CLAYS PLC                        2
  ENHANCE FINANCIAL SERVICES GROUP, INC.         1
  ENNIS BUSINESS FORMS, INC.                     1
  ENPLAS CORPORATION                             2
  ENRON CORP.                                    1
  ENRON OIL & GAS COMPANY                        1
  ENSO-GUTZEIT OY                                2
  ENTERGY CORPORATION                            1
  ENTERPRISE OIL PLC                             2
  ENTERRA CORPORATION                            1
  ENTREPRISES QUILMES SA                         2
  EQUIFAX INC.                                   1
  EQUITABLE RESOURCES, INC.                      1
  ERICSSON SPA                                   2
  ERIDANIA BEGHIN-SAY SA                         2
  ERIKS HOLDING N.V.                             2
  ESCADA AG                                      2
  ESCO ELECTRONICS CORP.                         1
  ESSELTE AB                                     2
  ESSILOR INTERNATIONAL SA                       2
  ESSO SAF                                       2
  ESTERLINE TECHNOLOGIES CORPORATION             1
  E-SYSTEMS, INC.                                1
  ETABLISSEMENTS CATTEAU SA                      2
  ETABLIS. DELHAIZE FRERES & CIE LE LION         2
  ETAM PUBLIC LIMITED COMPANY                    2
  ETEX SA                                        2
  ETHYL CORPORATION                              1
  E'TOWN CORPORATION                             1
  EURAFRANCE SA                                  2
  EURO RSCG WORLDWIDE SA                         2
  EURO-NEVADA MINING CORP.                       2
  EUROPE 1 COMMUNICATION SA                      2
  EUROTHERM PLC                                  2
  EVANS HALSHAW HOLDINGS PLC                     2
  EVANS OF LEEDS PLC                             2
  EVANS & SUTHERLAND COMPUTER CORPORATION        1
  EVERGREEN BANCORP, INC.                        1
  EXABYTE CORPORATION                            1
  EXCEL INDUSTRIES, INC.                         1
  EXECUTONE INFORMATION SYSTEMS, INC.            1
  EXPEDITORS INTERNAT'L OF WASHINGTON, INC       1
  EXXON CORPORATION                              1
  EZAKI GLICO CO., LTD.                          2
  F & M NATIONAL CORPORATION                     1
  FAB INDUSTRIES, INC.                           1
  FABRI-CENTERS OF AMERICA, INC.                 1
  FAG KUGELFISCHER GEORG SCHAEFER KGAA           2
  FAI INSURANCES LIMITED                         2
  FAIREY GROUP PLC                               2
  FAIRFAX FINANCIAL HOLDINGS LIMITED             2
  FAMILY DOLLAR STORES, INC.                     1
  FAMILYMART CO., LTD.                           2
  FANUC LTD.                                     2
  FARAH INCORPORATED                             1
  FARMERS CAPITAL BANK CORPORATION               1
  FARNELL ELECTRONICS PLC                        2
  FAY'S INCORPORATED                             1
  FEDDERS CORPORATION                            1
  FEDERAL EXPRESS CORPORATION                    1
  FEDERAL HOME LOAN MORTGAGE CORP.               1
  FEDERAL PAPER BOARD COMPANY, INC.              1
  FEDERAL SIGNAL CORPORATION                     1
  FEDERAL-MOGUL CORPORATION                      1
  FELDSCHLOESSCHEN HOLDING                       2
  FELTEN & GUILLEAUME ENERGIETECHNIK AG          2
  FERGUSON INTERNATIONAL HOLDINGS PLC            2
  FERNZ CORPORATION LIMITED                      2
  FERRO CORPORATION                              1
  FHP INTERNATIONAL CORPORATION                  1
  FIDIS - FINANZIARIA DI SVILUPPO SPA            2
  FIELDCREST CANNON, INC.                        1
  FIFTH THIRD BANCORP                            1
  FILIPACCHI MEDIAS SA                           2
  FILO S.A.                                      2
  FINANCIERE INDUSTRIELLE GAZ ET EAUX SA         2
  FINANCIERE SOGEPARC SA                         2
  FINANZIARIA AGROINDUSTRIALE SPA                2
  FINARTE SPA                                    2
  FINA, INC.                                     1
  FINE ART DEVELOPMENTS PLC                      2
  FINEXTEL SA                                    2
  FINGERHUT COMPANIES, INC.                      1
  FINLAY, (JAMES) & CO. PLC                      2
  FINNAIR OY                                     2
  FINNING LTD                                    2
  FINNLINES OY                                   2
  FINVEST OY                                     2
  FIN.INST. FOR INDUSTRI OG HANDVAERK A/S        2
  FIRST AMERICAN CORPORATION                     1
  FIRST AMERICAN FINANCIAL CORP (THE)            1
  FIRST ASIA INTERNATIONAL HDG LTD               2
  FIRST BANCORPORATION OF OHIO                   1
  FIRST BANK SYSTEM, INC.                        1
  FIRST BRANDS CORPORATION                       1
  FIRST CHICAGO CORPORATION                      1
  FIRST CHOICE HOLIDAYS PLC                      2
  FIRST COLONIAL BANKSHARES, CORPORATION         1
  FIRST COLONY CORPORATION                       1
  FIRST COMMERCE BANCSHARES, INC.                1
  FIRST COMMERCE CORPORATION                     1
  FIRST COMMERCIAL CORPORATION                   1
  FIRST EMPIRE STATE CORPORATION                 1
  FIRST FIDELITY BANCORPORATION                  1
  FIRST FINANCIAL BANCORP                        1
  FIRST FINANCIAL MANAGEMENT CORPORATION         1
  FIRST HAWAIIAN, INC.                           1
  FIRST INTERSTATE BANCORP                       1
  FIRST LEISURE CORPORATION PLC                  2
  FIRST MARATHON INC.                            2
  FIRST MICHIGAN BANK CORPORATION                1
  FIRST MIDWEST BANCORP, INC.                    1
  FIRST MISSISSIPPI CORPORATION                  1
  FIRST NATIONAL BANCORP                         1
  FIRST NORTHERN SAVINGS BANK S.A.               1
  FIRST OAK BROOK BANCSHARES, INC.               1
  FIRST OF AMERICA BANK CORPORATION              1
  FIRST PACIFIC COMPANY LIMITED                  2
  FIRST SECURITY CORPORATION                     1
  FIRST TENNESSEE NATIONAL CORPORATION           1
  FIRST UNION CORPORATION                        1
  FIRST VIRGINIA BANKS, INC                      1
  FIRSTAR CORPORATION                            1
  FIRSTBANK OF ILLINOIS CO.                      1
  FIRSTFED FINANCIAL CORP                        1
  FIRSTFED MICHIGAN CORPORATION                  1
  FIRSTIER FINANCIAL, INC.                       1
  FISERV, INC.                                   1
  FISHER & PAYKEL INDUSTRIES LIMITED             2
  FISKARS OY AB                                  2
  FISONS PLC                                     2
  FITZWILTON PLC                                 2
  FKI PLC                                        2
  FLACHGLAS AG                                   2
  FLEET FINANCIAL GROUP, INC.                    1
  FLEETWOOD ENTERPRISES, INC.                    1
  FLEMING COMPANIES, INC.                        1
  FLETCHER CHALLENGE ORDINARY DIVISION           2
  FLEXSTEEL INDUSTRIES INC.                      1
  FLIGHTSAFETY INTERNATIONAL, INC.               1
  FLOGAS PLC                                     2
  FLORIDA EAST COAST INDUSTRIES, INC.            1
  FLORIDA PROGRESS CORPORATION                   1
  FLORIDA ROCK INDUSTRIES, INC.                  1
  FLOWERS INDUSTRIES, INC.                       1
  FLS INDUSTRIES A/S                             2
  FLUKE CORPORATION                              1
  FLUOR CORPORATION                              1
  FMC CORPORATION                                1
  FOMENTO DE CONSTRUCCIONES Y CONTRATAS          2
  FOMENTO ECONOMICO MEXICANO, S.A. DE C.V.       2
  FONCIERE SA, COMPAGNIE                         2
  FOOD LION INC.                                 1
  FOOD LION INC.                                 1
  FOOTHILL GROUP, INC. (THE)                     1
  FORBO HOLDING AG                               2
  FORD MOTOR COMPANY                             1
  FOREMOST CORPORATION OF AMERICA                1
  FOREST LABORATORIES, INC.                      1
  FORSAKRINGS AB SKANDIA                         2
  FORSCHNER GROUP,(THE) INC                      1
  FORSHEDA AB                                    2
  FORT WAYNE NATIONAL CORPORATION                1
  FORTE PLC                                      2
  FORTIS AG                                      2
  FORTIS AMEV NV                                 2
  FORTIS INC.                                    2
  FOSTER WHEELER CORPORATION                     1
  FOSTER'S BREWING GROUP LIMITED                 2
  FOURTH FINANCIAL CORPORATION                   1
  FOXMEYER HEALTH CORP.                          1
  FP CORPORATION                                 2
  FPL GROUP, INC.                                1
  FRANCE BED CO., LTD.                           2
  FRANCO NEVADA MINING CORP. LTD.                2
  FRANCO TOSI SPA                                2
  FRANKFURTER HYPOTHEKENBANK AG                  2
  FRANKLIN ELECTRIC CO., INC.                    1
  FRANKLIN RESOURCES, INC.                       1
  FREEPORT-MC MORAN COPPER & GOLD CO INC.        1
  FREMONT GENERAL CORPORATION                    1
  FRESENIUS AG                                   2
  FRISCH'S RESTAURANTS, INC.                     1
  FROGMORE ESTATES PLC                           2
  FROMAGERIES BEL SA                             2
  FRONTIER CORPORATION                           1
  FRONTIER INSURANCE GROUP, INC.                 1
  FROZEN FOOD EXPRESS INDUSTRIES, INC.           1
  FRUCTIVIE SA                                   2
  FRUIT OF THE LOOM, INC.                        1
  FUCHS PETROLUB AG OEL + CHEMIE                 2
  FUDO CONSTRUCTION CO., LTD.                    2
  FUERZAS ELECTRICAS DE CATALUNA, S.A.           2
  FUJI BANK, LIMITED                             2
  FUJI CO., LTD.                                 2
  FUJI ELECTRIC CO., LTD.                        2
  FUJI FIRE & MARINE INSURANCE CO., LTD.         2
  FUJI KIKO CO., LTD.                            2
  FUJI KOSAN COMPANY, LTD.                       2
  FUJI KYUKO CO., LTD.                           2
  FUJI MACHINE MFG. CO., LTD.                    2
  FUJI OIL CO., LTD.                             2
  FUJI PHOTO FILM CO., LTD.                      2
  FUJI SEIKO LIMITED                             2
  FUJI SPINNING CO., LTD.                        2
  FUJI TITANIUM INDUSTRY CO., LTD.               2
  FUJI UNIVANCE CORPORATION                      2
  FUJICCO CO., LTD.                              2
  FUJICOPIAN CO., LTD.                           2
  FUJIKURA LTD.                                  2
  FUJIKURA RUBBER LTD.                           2
  FUJIREBIO INC.                                 2
  FUJISAWA PHARMACEUTICAL COMPANY LIMITED        2
  FUJITA CORPORATION                             2
  FUJITA KANKO INC.                              2
  FUJITEC CO., LTD.                              2
  FUJITSU BUSINESS SYSTEMS LTD.                  2
  FUJITSU DENSO LTD.                             2
  FUJITSU KIDEN LTD.                             2
  FUJIYA CO., LTD.                               2
  FUKUDA CORPORATION                             2
  FUKUI BANK, LTD.                               2
  FUKUOKA CITY BANK, LTD.                        2
  FUKUSUKE CORPORATION                           2
  FUKUTOKU BANK, LTD.                            2
  FUKUYAMA TRANSPORTING CO., LTD.                2
  FULLER (H.B.) COMPANY                          1
  FULLER, SMITH & TURNER PLC                     2
  FUMAKILLA LIMITED                              2
  FUND AMERICAN ENTERPRISES HOLDINGS, INC.       1
  FURON COMPANY                                  1
  FURUKAWA CO., LTD.                             2
  FURUKAWA ELECTRIC CO., LTD.                    2
  FURUSATO INDUSTRIES LTD.                       2
  FUSHIKI KAIRIKU UNSO CO., LTD.                 2
  FUSO PHARMACEUTICAL INDUSTRIES, LTD.           2
  FUTABA CORPORATION                             2
  FUTURIS CORPORATION LIMITED                    2
  FYFFES PLC                                     2
  F.H. FAULDING & CO LIMITED                     2
  GALENICA HOLDING AG                            2
  GALLAGHER (ARTHUR J.) & CO.                    1
  GAMBRO AB                                      2
  GAMMA HOLDING NV                               2
  GANNETT CO., INC.                              1
  GAP, INC. (THE)                                1
  GARAN, INCORPORATED                            1
  GARPHYTTAN INDUSTRIER AB                       2
  GAS NATURAL SDG S.A.                           2
  GAS Y ELECTRICIDAD SA                          2
  GASCOGNE SA                                    2
  GASTEC SERVICE, INC.                           2
  GATX CORPORATION                               1
  GAUMONT SA                                     2
  GEA AG                                         2
  GEAC COMPUTER CORP. LTD.                       2
  GEEST PLC                                      2
  GEHE AG                                        2
  GEICO CORPORATION                              1
  GELSENWASSER AG                                2
  GEMINA - GEN MOBIL INTER AZIONARIE SPA         2
  GENDIS INC.                                    2
  GENEFIM SA                                     2
  GENENTECH, INC.                                1
  GENERAL ACCIDENT PLC                           2
  GENERAL BINDING CORP.                          1
  GENERAL CO., LTD.                              2
  GENERAL DATACOMM INDUSTRIES, INC.              1
  GENERAL DYNAMICS CORPORATION                   1
  GENERAL ELECTRIC COMPANY                       1
  GENERAL ELECTRIC COMPANY PLC                   2
  GENERAL MILLS, INC.                            1
  GENERAL PUBLIC UTILITIES CORPORATION           1
  GENERAL RE CORPORPATION                        1
  GENERAL SEKIYU K.K.                            2
  GENERAL SIGNAL CORPORATION                     1
  GENERALE DE BANQUE SA                          2
  GENESEE CORPORATION                            1
  GENOVESE DRUG STORES, INC.                     1
  GENUINE PARTS COMPANY                          1
  GENZYME CORPORATION                            1
  GEORG FISCHER AG                               2
  GEORGE WESTON FOODS LIMITED                    2
  GEORGE WIMPEY PLC                              2
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  GEORGIA-PACIFIC CORPORATION                    1
  GERBER SCIENTIFIC, INC.                        1
  GERRARD & NATIONAL HOLDINGS PLC                2
  GESTETNER HOLDINGS  PLC                        2
  GETRONICS N.V.                                 2
  GETTY PETROLEUM CORP.                          1
  GEVAERT-PHOTO PRODUITS SA                      2
  GEWERBEBANK BADEN                              2
  GEWISS SPA                                     2
  GIANT FOOD, INC.                               1
  GIANT INDUSTRIES, INC.                         1
  GIB SA                                         2
  GIBSON GREETINGS, INC.                         1
  GIDDINGS & LEWIS, INC.                         1
  GILBERT ASSOCIATES, INC.                       1
  GILLETTE COMPANY (THE)                         1
  GKN PLC                                        2
  GLAMIS GOLD LTD.                               2
  GLATFELTER (P.H.) COMPANY                      1
  GLAXO PLC                                      2
  GLOBAL NATURAL RESOURCES, INC.                 1
  GLORY LTD.                                     2
  GLYNWED INTERNATIONAL PLC                      2
  GN STORE NORD A/S (GN GREAT NORDIC LTD.)       2
  GN STORE NORD HOLDING A/S                      2
  GOAL PETROLEUM GROUP PLC                       2
  GODO SHUSEI CO., LTD.                          2
  GODO STEEL, LTD.                               2
  GOLD MINES OF KALGOORLIE LIMITED               2
  GOLDEN WEST FINANCIAL CORPORATION              1
  GOLDWIN INC.                                   2
  GOOD GUYS (THE), INC.                          1
  GOODE DURRANT PLC                              2
  GOODMAN FIELDER LIMITED                        2
  GOODMARK FOODS, INC.                           1
  GOODRICH B.F. COMPANY (THE)                    1
  GOODYEAR TIRE & RUBBER COMPANY (THE)           1
  GORMAN-RUPP COMPANY (THE)                      1
  GOTTHARD BANK                                  2
  GOULDS PUMPS, INCORPORATED                     1
  GOURMET KINEYA CO., LTD.                       2
  GRACE (W.R.) & CO.                             1
  GRACO INC.                                     1
  GRAINGER TRUST PLC                             2
  GRAINGER, (W.W.) INC.                          1
  GRAMPIAN HOLDINGS PLC                          2
  GRANADA GROUP PLC                              2
  GRAND HOTEL HOLDINGS LTD                       2
  GRAND MAGASINS JELMOLI SA                      2
  GRAND METROPOLITAN PLC                         2
  GRANGES INC.                                   2
  GRANINGE AB                                    2
  GRAPHIC INDUSTRIES, INC.                       1
  GRC INTERNATIONAL, INC.                        1
  GREAT ATLANTIC & PACIFIC TEA CO., INC.         1
  GREAT EAGLE HOLDINGS LIMITED                   2
  GREAT LAKES BANCORP, A FEDERAL SVGS BANK       1
  GREAT LAKES CHEMICAL CORPORATION               1
  GREAT PORTLAND ESTATES PLC                     2
  GREAT UNIVERSAL STORES PLC                     2
  GREAT WESTERN FINANCIAL CORPORATION            1
  GREEN CROSS CORPORATION                        2
  GREEN MOUNTAIN POWER CORPORATION               1
  GREEN TREE FINANCIAL CORP.                     1
  GREENALLS GROUP PLC                            2
  GREENCORE GROUP PLC                            2
  GREENE KING PLC                                2
  GRENADA SUNBURST SYSTEM CORPORATION            1
  GREY ADVERTISING, INC.                         1
  GREYCOAT PLC                                   2
  GREYHOUND LINES OF CANADA LTD.                 2
  GROLSCH NV                                     2
  GROUNDWATER TECHNOLOGY, INC.                   1
  GROUPE BRUXELLES LAMBERT SA                    2
  GROUPE DANONE SA                               2
  GROUPE DE LA CITE SA                           2
  GROUPE SEB SA                                  2
  GROUPE VIDEOTRON LTEE LE                       2
  GROUPEMENT POUR FINANCEMENT CONSTRUCTION       2
  GROW GROUP, INC.                               1
  GRUPO CARSO S.A. DE C.V.                       2
  GRUPO CEMENTOS DE CHIHUAHUA                    2
  GRUPO CONTINENTAL SA                           2
  GRUPO FINANC. BANAMEX ACCIVAL SA BANACCI       2
  GRUPO FOSFORERA S.A.                           2
  GRUPO INDUSTRIAL ALFA, S.A.                    2
  GRUPO INDUSTRIAL BIMBO S.A. DE C.V.            2
  GRUPO INDUSTRIAL MASECA S.A. DE C.V.           2
  GRUPO POSADAS S.A. DE C.V.                     2
  GRUPO SIDEK                                    2
  GRUPO SITUR SA DE CV                           2
  GRUPO SYNKRO SA DE CV                          2
  GRUPO TELEVISA SA DE CV                        2
  GTE CORPORATION                                1
  GTM-ENTREPOSE SA                               2
  GUARDIAN ROYAL EXCHANGE PLC                    2
  GUARDSMAN PRODUCTS, INC.                       1
  GUILBERT SA                                    2
  GUILFORD MILLS, INC.                           1
  GUINNESS PLC                                   2
  GULLSPANGS KRAFT AB                            2
  GUN EI CHEMICAL INDUSTRY CO., LTD.             2
  GUNMA BANK, LTD.                               2
  GUNZE LIMITED                                  2
  GUNZE SANGYO, INC.                             2
  GUOCO GROUP LTD                                2
  GURIT-HEBERLEIN AG                             2
  GUYENNE ET GASCOGNE SA                         2
  GWALIA CONSOLIDATED LIMITED                    2
  G&K SERVICES, INC.                             1
  G.E. CRANE HOLDINGS LIMITED                    2
  G.T.C. TRANSCONTINENTAL GROUP LTD.             2
  H & M HENNES & MAURITZ AB                      2
  HACH AG                                        2
  HACH COMPANY                                   1
  HACHIJUNI BANK, LTD.                           2
  HADCO CORPORATION                              1
  HADEN MACLELLAN HOLDINGS PLC                   2
  HAEMONETICS CORP.                              1
  HAFSLUND NYCOMED AS                            2
  HAGEMEYER N.V.                                 2
  HAKUYOSHA COMPANY, LTD.                        2
  HALL ENGINEERING (HOLDINGS) PLC                2
  HALMA PLC                                      2
  HAMBROS PLC                                    2
  HAMBURGISCHE ELECTRICITAETS-WERKE AG           2
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  HAMMERSON PLC                                  2
  HANATEN CO., LTD.                              2
  HANCOCK FABRICS, INC.                          1
  HANDLEMAN COMPANY                              1
  HANDY & HARMAN                                 1
  HANEDA HUME PIPE CO., LTD.                     2
  HANG LUNG DEVELOPMENT COMPANY LIMITED          2
  HANG SENG BANK LIMITED                         2
  HANKYU CORPORATION                             2
  HANKYU DEPARTMENT STORES, INC.                 2
  HANKYU REALTY CO., LTD.                        2
  HANNA (M.A.) COMPANY                           1
  HANNAFORD BROS. CO.                            1
  HANSHIN DEPARTMENT STORE, LTD.                 2
  HANSHIN ELECTRIC RAILWAY  CO., LTD             2
  HANSON PLC                                     2
  HANWA BANK, LTD.                               2
  HARCOURT GENERAL, INC.                         1
  HARDY OIL & GAS PLC                            2
  HARDYS & HANSONS PLC                           2
  HARLAND JOHN H. COMPANY (THE)                  1
  HARLEY-DAVIDSON, INC.                          1
  HARLEYSVILLE GROUP, INC.                       1
  HARMAN INTERNATIONAL INDUSTRIES. INC.          1
  HARNISCHFEGER INDUSTRIES, INC.                 1
  HARPENER AG                                    2
  HARPER GROUP, INC. (THE)                       1
  HARRIS CORPORATION                             1
  HARRIS STEEL GROUP INC.                        2
  HARRISONS & CROSFIELD PLC                      2
  HARSCO CORPORATION                             1
  HARTMARX CORPORATION                           1
  HARUMOTO IRON WORKS CO., LTD.                  2
  HARVEY NORMAN HOLDINGS LIMITED                 2
  HASBRO INC                                     1
  HASEKO CORPORATION                             2
  HAVAS SA                                       2
  HAVERTY FURNITURE COMPANIES, INC.              1
  HAWAIIAN ELECTRIC INDUSTRIES, INC.             1
  HAWKEYE BANCORPORATION                         1
  HAYES - DANA INC.                              2
  HAYS PLC                                       2
  HAZAMA CORPORATION                             2
  HAZLEWOOD FOODS PLC                            2
  HBO & COMPANY                                  1
  HEALTHCARE COMPARE CORP.                       1
  HEALTHCARE SERVICES GROUP, INC.                1
  HEALTHDYNE INC.                                1
  HEALTHSOURCE, INC.                             1
  HEALTHSOUTH CORPORATION                        1
  HEARTLAND EXPRESS, INC.                        1
  HECHINGER COMPANY                              1
  HEES INTERNATIONAL BANCORP INC.                2
  HEIDELBERGER ZEMENT AG                         2
  HEILIG-MEYERS COMPANY                          1
  HEINEKEN N.V.                                  2
  HEIWA CORPORATION                              2
  HEIWA REAL ESTATE CO., LTD.                    2
  HEIWADO CO., LTD.                              2
  HELEN OF TROY LIMITED                          1
  HELENE CURTIS INDUSTRIES, INC.                 1
  HELICAL BAR PLC                                2
  HELIKOPTER SERVICE A/S                         2
  HELMERICH & PAYNE, INC.                        1
  HELVETIA SCHWEIZERISCHE VERSICHERUNG           2
  HEMLO GOLD MINES INC                           2
  HENDERSON ADMINISTRATION GROUP PLC             2
  HENDERSON INVESTMENT LIMITED                   2
  HENDERSON LAND DEVELOPMENT CO LTD              2
  HENKEL KGAA                                    2
  HENLYS GROUP PLC                               2
  HENNUYERE D'EXPANSION SA                       2
  HENRIKSEN OG HENRIKSEN HOLDING A/S             2
  HEPWORTH PLC                                   2
  HERCULES INCORPORATED                          1
  HERITAGE FINANCIAL SERVICES, INC.              1
  HERLITZ AG                                     2
  HERSHEY FOODS CORPORATION                      1
  HEWDEN STUART PLC                              2
  HEWLETT-PACKARD COMPANY                        1
  HEYWOOD WILLIAMS GROUP PLC                     2
  HIBERNIA CORPORATION                           1
  HIBERNIAN GROUP PLC                            2
  HIBIYA ENGINEERING, LTD.                       2
  HICKSON INTERNATIONAL PLC                      2
  HIDROELECTRICA DEL CANTABRICO, S.A.            2
  HIGHLAND DISTILLERIES COMPANY PLC              2
  HIGO BANK, LTD.                                2
  HILLENBRAND INDUSTRIES, INC.                   1
  HILLS INDUSTRIES LIMITED                       2
  HILLSDOWN HOLDINGS PLC                         2
  HI-LO AUTOMOTIVE, INC.                         1
  HILTI AG                                       2
  HILTON HOTELS CORPORATION                      1
  HINO AUTO BODY, LTD.                           2
  HINO MOTORS, LTD.                              2
  HIROSE ELECTRIC CO., LTD.                      2
  HIROSHIMA BANK, LTD. (THE)                     2
  HISAKA WORKS, LTD.                             2
  HISAMITSU PHARMACEUTICAL CO., INC.             2
  HITACHI AIC INC.                               2
  HITACHI CABLE, LTD.                            2
  HITACHI CHEMICAL CO., LTD.                     2
  HITACHI CREDIT CORPORATION                     2
  HITACHI ELECTRONICS, LTD.                      2
  HITACHI INFORMATION SYSTEMS, LTD.              2
  HITACHI KIDEN KOGYO, LTD.                      2
  HITACHI KOKI CO., LTD.                         2
  HITACHI MAXELL, LTD.                           2
  HITACHI METALS, LTD.                           2
  HITACHI PLANT ENGINEERING & CONSTRUCTION       2
  HITACHI POWDERED METALS CO., LTD.              2
  HITACHI SOFTWARE ENGINEERING CO., LTD.         2
  HITACHI TRANSPORT SYSTEM, LTD.                 2
  HITACHI ZOSEN CORPORATION                      2
  HITACHI, LTD.                                  2
  HOAN KOGYO CO., LTD.                           2
  HOCHIKI CORPORATION                            2
  HOCHTIEF AG VORM. GEBR. HELFMANN               2
  HOECHST AG                                     2
  HOGAN SYSTEMS, INC.                            1
  HOGY MEDICAL CO., LTD                          2
  HOKKAI CAN CO., LTD.                           2
  HOKKAIDO BANK, LTD.                            2
  HOKKAIDO COCA-COLA BOTTLING CO., LTD.          2
  HOKKAIDO ELECTRIC POWER COMPANY, INC.          2
  HOKKAIDO GAS CO., LTD.                         2
  HOKKAIDO TAKUSHOKU BANK, LIMITED               2
  HOKKO CHEMICAL INDUSTRY CO., LTD.              2
  HOKKOKU BANK, LTD.                             2
  HOKUETSU BANK, LTD.                            2
  HOKUETSU PAPER MILLS, LTD.                     2
  HOKURIKU BANK, LTD. (THE)                      2
  HOKURIKU ELECTRIC POWER COMPANY, INC.          2
  HOKURIKU ELECTRICAL CONSTRUCTION CO.LTD.       2
  HOKURIKU SEIYAKU CO., LTD.                     2
  HOKUSHIN CO., LTD.                             2
  HOLDERBANK FINANCIERE GLARUS AG                2
  HOLLANDSCHE BETON GROEP NV                     2
  HOLLINGER INC.                                 2
  HOLLY CORPORATION                              1
  HOLSTEN-BRAUEREI AG                            2
  HOLT JOSEPH PLC                                2
  HOLVIS AG                                      2
  HOME BENEFICIAL CORPORATION                    1
  HOME DEPOT, INC. (THE)                         1
  HOME OIL CO                                    2
  HOME SHOPPING NETWORK, INC.                    1
  HOMESTAKE GOLD OF AUSTRALIA LIMITED            2
  HOMESTAKE MINING COMPANY                       1
  HON INDUSTRIES INC.                            1
  HONDA MOTOR CO., LTD.                          2
  HONEYWELL INC.                                 1
  HONG KONG AIRCRAFT ENGINEERING COMPANY         2
  HONG KONG AND CHINA GAS COMPANY LIMITED        2
  HONG KONG ELECTRIC HOLDINGS LIMITED            2
  HONG KONG FERRY (HOLDINGS) CO. LTD.            2
  HONG KONG REALTY & TRUST CO. LTD               2
  HONG KONG TELECOMMUNICATIONS LTD.              2
  HONGKONG AND SHANGHAI HOTELS, LIMITED          2
  HONGKONG LAND HOLDINGS LTD                     2
  HONSHU PAPER CO., LTD.                         2
  HOPEWELL HOLDINGS LIMITED                      2
  HORIBA, LTD.                                   2
  HORIZON HEALTHCARE CORP.                       1
  HORMEL (GEORGE A.) & CO                        1
  HORNBACH HOLDING AG                            2
  HORSHAM CORPORATION (THE)                      2
  HORTEN AG                                      2
  HOSIDEN CORPORATION                            2
  HOST MARRIOTT CORPORATION                      1
  HOTEL NEW HANKYU CO., LTD.                     2
  HOUGHTON MIFFLIN COMPANY                       1
  HOUSE FOODS CORPORATION                        2
  HOUSEHOLD INTERNATIONAL, INC.                  1
  HOUSTON INDUSTRIES INCORPORATED                1
  HOWA MACHINERY, LTD.                           2
  HOWELL CORPORATION                             1
  HOYA CORPORATION                               2
  HSBC HOLDINGS PLC                              2
  HSBC HOLDINGS PLC (HK $)                       2
  HUARTE S.A.                                    2
  HUBBELL INCORPORATED                           1
  HUBCO, INC.                                    1
  HUDSON FOODS, INC.                             1
  HUDSON'S BAY COMPANY                           2
  HUERLIMANN HOLDING AG                          2
  HUFFY CORPORATION                              1
  HUGHES SUPPLY, INC.                            1
  HUHTAMAKI OY                                   2
  HUMANA, INC.                                   1
  HUNT MANUFACTURING CO.                         1
  HUNTER DOUGLAS N.V.                            2
  HUNTING PLC                                    2
  HUNTINGTON BANCSHARES, INC.                    1
  HUTCHINSON TECHNOLOGY INCORPORATED             1
  HUTCHISON WHAMPOA LIMITED                      2
  HYAKUGO BANK, LTD.                             2
  HYAKUJUSHI BANK LTD.                           2
  HYPOTHEKARBANK LENZBURG                        2
  HYPOTHEKENBANK IN HAMBURG AG                   2
  HYSAN DEVELOPMENT COMPANY LIMITED              2
  H.F. AHMANSON & COMPANY                        1
  H.J. HEINZ COMPANY                             1
  H.P. BULMER HOLDINGS PLC                       2
  IBERDROLA SA                                   2
  IBIDEN CO., LTD.                               2
  IBP, INC.                                      1
  ICELAND GROUP PLC                              2
  ICHIKAWA CO., LTD.                             2
  ICHIKEN CO., LTD.                              2
  ICHIKOH INDUSTRIES, LTD.                       2
  ICI AUSTRALIA LIMITED                          2
  ICN PHARMACEUTICALS, INC.                      1
  IDAHO POWER COMPANY                            1
  IDEC IZUMI CORPORATION                         2
  IDEX CORPORATION                               1
  IDIA-IST DE DEVEL DES IND. AGRIC. ET ALI       2
  IES INDUSTRIES, INC.                           1
  IFIL-FINANZARIA DI PARTECIPAZIONI              2
  IHARA CHEMICAL INDUSTRY CO., LTD.              2
  IKB DEUTSCHE INDUSTRIEBANK AG                  2
  ILLINOIS TOOL WORKS INC.                       1
  ILLINOVA CORPORATION                           1
  IMASCO LIMITED                                 2
  IMC FERTILIZER GROUP, INC.                     1
  IMC HOLDINGS LTD                               2
  IMCO RECYCLING, INC.                           1
  IMETAL SA                                      2
  IMI PLC                                        2
  IMMEUBLES DE LA PLAINE MONCEAU, CIE DES        2
  IMMOBILIER COMPLEXES COMMERCIAUX SA            2
  IMMOBILIERE MARSEILLAISE, SOCIETE              2
  IMMUNO INTERNATIONAL AG                        2
  IMPERIAL BANCORP                               1
  IMPERIAL CHEMICAL INDUSTRIES PLC               2
  IMPERIAL HOTEL, LTD.                           2
  IMPERIAL OIL LIMITED                           2
  IMURAYA CONFECTIONERY CO., LTD.                2
  INABATA & CO., LTD.                            2
  INAGEYA CO., LTD.                              2
  INAX CORPORATION                               2
  INCENTIVE AB                                   2
  INCENTIVE A/S                                  2
  INCHCAPE PLC                                   2
  INCITEC LIMITED                                2
  INCO LIMITED                                   2
  INDEPENDENT BANK CORPORATION                   1
  INDEPENDENT INSURANCE GROUP, INC.              1
  INDEPENDENT NEWSPAPERS LIMITED                 2
  INDEPENDENT NEWSPAPERS PLC                     2
  INDIANA ENERGY, INC                            1
  INDUSTRIAL BANK OF JAPAN, LTD.                 2
  INDUSTRIAS PENOLES S.A. DE C.V.                2
  INDUSTRIE ZIGNAGO S. MARGHERITA SPA            2
  INDUSTRIEHOLDING CHAM AG                       2
  INDUSTRIFORVALTNINGS AB KINNEVIK               2
  INFORMATION RESOURCES, INC.                    1
  INFORMIX CORP.                                 1
  INGERSOLL-RAND COMPANY                         1
  INGLES MARKETS, INCORPORATED                   1
  INMOBILIARIA METROPOLITANA VASCO CENTRAL       2
  INMOBILIARIA URBIS, S.A.                       2
  INOUE KOGYO CO., LTD.                          2
  INSITUFORM TECHNOLOGIES, INC.                  1
  INSTEEL INDUSTRIES, INC.                       1
  INSTRON CORPORATION                            1
  INSTRUMENT SYSTEMS CORPORATION                 1
  INSTRUMENTARIUM OY                             2
  INTEC INC.                                     2
  INTEGRA FINANCIAL CORPORATION                  1
  INTEGRATED DEVICE TECHNOLOGY, INC.             1
  INTEL CORPORATION                              1
  INTELLIGENT ELECTRONICS                        1
  INTERCONTINENTAL BANK                          1
  INTERDISCOUNT HOLDING AG                       2
  INTERFACE, INC.                                1
  INTERMAGNETICS GENERAL CORPORATION             1
  INTERNATIO-MUELLER N.V.                        2
  INTERNATIONAL ALUMINUM CORPORATION             1
  INTERNATIONAL BUSINESS MACHINES CORP.          1
  INTERNATIONAL COLIN ENERGY CORPORATION         2
  INTERNATIONAL DAIRY QUEEN, INC.                1
  INTERNATIONAL FLAVORS & FRAGRANCES INC.        1
  INTERNATIONAL FOREST PRODUCTS LTD              2
  INTERNATIONAL GAME TECHNOLOGY                  1
  INTERNATIONAL MULTIFOODS CORPORATION           1
  INTERNATIONAL PAPER COMPANY                    1
  INTERNATIONAL REAGENTS CORPORATION             2
  INTERNATIONAL RECOVERY CORP.                   1
  INTERNATIONAL RECTIFIER CORPORATION            1
  INTERNATIONAL SHIPHOLDING CORPORATION          1
  INTERNATIONALE NEDERLANDEN GROEP N.V.          2
  INTERPROVINCIAL STEEL & PIPE (IPSCO)           2
  INTERPUBLIC GROUP OF COMPANIES, INC.           1
  INTER-REGIONAL FINANCIAL GROUP, INC.           1
  INTERSHOP HOLDING AG                           2
  INTERSTATE POWER COMPANY                       1
  INTERSTATE/JOHNSON LANE, INC.                  1
  INTERTAN, INC.                                 1
  INTER-TEL, INCORPORATED                        1
  INTERTRANS CORP.                               1
  INTERUNFALL VERSICHERUNG AG                    2
  INTERVOICE, INC                                1
  INUI TATEMONO CO., LTD.                        2
  INVACARE CORPORATION                           1
  INVERNESS PETROLEUM LTD                        2
  INVESCO PLC                                    2
  INVESTERINGS-EN BELEGGINGS-MAATSCHAPPIJ        2
  INVESTMENT AB LATOUR                           2
  INVESTOR AB                                    2
  INVESTORS GROUP, INC.                          2
  IONICS, INCORPORATED                           1
  IOWA-ILLINOIS GAS AND ELECTRIC COMPANY         1
  IP TIMBERLANDS, LTD.                           1
  IPALCO ENTERPRISES, INC.                       1
  IRISH LIFE PLC                                 2
  ISETAN COMPANY LIMITED                         2
  ISEWAN TERMINAL SERVICE CO., LTD.              2
  ISHIHARA CONSTRUCTION CO., LTD.                2
  ISHII FOOD CO., LTD.                           2
  ISHIKAWA SEISAKUSHO, LTD.                      2
  ISHIKAWAJIMA CONSTRUCTION MATERIALS CO.        2
  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO.       2
  ISHIZUKA GLASS CO., LTD.                       2
  ISOLITE INSULATING PRODUCTS CO., LTD.          2
  ISOMEDIX, INC.                                 1
  ISS-INTERNATIONAL SERVICE SYSTEM A/S           2
  ISTITUTO FINANZIARIO INDUSTRIALE SPA           2
  ITALCEMENTI SPA                                2
  ITALGAS - SOCIETA ITALIANA PER IL GAS PA       2
  ITALMOBILIARE SPA                              2
  ITOCHU CORPORATION                             2
  ITOCHU FUEL CORPORATION                        2
  ITOHAM FOODS INC.                              2
  ITOKI CREBIO CORPORATION                       2
  ITO-YOKADO CO., LTD.                           2
  ITT CORPORATION                                1
  IVAX CORPORATION                               1
  IVG AG                                         2
  IWAKI & CO., LTD.                              2
  IWASAKI ELECTRIC CO., LTD.                     2
  IWATA AIR COMPRESSOR MFG. CO., LTD.            2
  IWATANI INTERNATIONAL CORPORATION              2
  IWC RESOURCES CORPORATION                      1
  IWKA AG                                        2
  IYO BANK, LTD.                                 2
  IZUMI CO., LTD.                                2
  IZUMIYA CO., LTD.                              2
  J SAINSBURY PLC                                2
  JACCS CO., LTD.                                2
  JACKPOT ENTERPRISES, INC.                      1
  JACOB HOLM & SONNER A/S                        2
  JACOBS ENGINEERING GROUP, INC.                 1
  JACOBSON STORES INC.                           1
  JAMES HALSTEAD GROUP PLC                       2
  JAMES HARDIE INDUSTRIES LIMITED                2
  JANNOCK LIMITED                                2
  JAPAN AIRCRAFT MANUFACTURING CO., LTD.         2
  JAPAN AIRPORT TERMINAL CO., LTD.               2
  JAPAN BRIDGE CORPORATION                       2
  JAPAN DIGITAL LABORATORY CO., LTD.             2
  JAPAN FOUNDATION ENGINEERING CO., LTD.         2
  JAPAN LIVING SERVICE CO., LTD. (THE)           2
  JAPAN OIL TRANSPORTATION CO., LTD.             2
  JAPAN PULP AND PAPER COMPANY LIMITED           2
  JAPAN RADIO CO., LTD.                          2
  JAPAN SECURITIES FINANCE CO., LTD.             2
  JAPAN STEEL WORKS, LTD. (THE)                  2
  JAPAN STORAGE BATTERY CO., LTD.                2
  JAPAN TRANSCITY CORPORATION                    2
  JAPAN VILENE COMPANY, LTD.                     2
  JAPAN WOOL TEXTILE CO., LTD.                   2
  JARDINE INTERNATIONAL MOTOR HOLDINGS LTD       2
  JARDINE MATHESON HOLDINGS LIMITED              2
  JARDINE STRATEGIC HOLDINGS LIMITED             2
  JDC CORPORATION                                2
  JEAN COUTU GROUP (PJC) INC. (THE)              2
  JEAN LEFEBVRE SA                               2
  JEFFERIES GROUP, INC.                          1
  JEFFERSON BANKSHARES, INC.                     1
  JEFFERSON SMURFIT GROUP PLC                    2
  JEFFERSON-PILOT CORPORATION                    1
  JGC CORPORATION                                2
  JIDOSHA DENKI KOGYO CO., LTD.                  2
  JIDOSHA KIKI CO., LTD.                         2
  JLG INDUSTRIES, INC.                           1
  JMS CO., LTD.                                  2
  JOBAN KOSAN CO., LTD.                          2
  JOHN MENZIES PLC                               2
  JOHN WADDINGTON PLC                            2
  JOHNSON CONTROLS, INC.                         1
  JOHNSON ELECTRIC HOLDINGS LIMITED              2
  JOHNSON GROUP CLEANERS PLC                     2
  JOHNSON MATTHEY PUBLIC LIMITED COMPANY         2
  JOHNSON WORLDWIDE ASSOCIATES, INC.             1
  JOHNSON & FIRTH BROWN PLC                      2
  JOHNSON & JOHNSON                              1
  JOHNSTON INDUSTRIES, INC.                      1
  JONES APPAREL GROUP, INC                       1
  JOSHIN DENKI CO., LTD.                         2
  JOSLYN CORPORATION                             1
  JOSTENS, INC.                                  1
  JOYO BANK, LTD.                                2
  JUKEN SANGYO CO., LTD.                         2
  JUNGHEINRICH AG                                2
  JUNO LIGHTING, INC.                            1
  JUPITERS LIMITED                               2
  JUROKU BANK, LTD.                              2
  JUSCO CO., LTD.                                2
  JUSTIN INDUSTRIES, INC.                        1
  JYSKE BANK A/S                                 2
  J&J SNACK FOODS CORP.                          1
  J.B. HUNT TRANSPORT SERVICES, INC.             1
  J.C. PENNEY COMPANY, INC.                      1
  K MART CORPORATION                             1
  K N ENERGY, INC.                               1
  KAGAWA BANK, LTD.                              2
  KAGOME CO., LTD.                               2
  KAGOSHIMA BANK, LTD.                           2
  KAJIMA CORPORATION                             2
  KAKEN PHARMACEUTICAL CO., LTD.                 2
  KALON GROUP PLC                                2
  KAMAN CORPORATION                              1
  KAMEI CORPORATION                              2
  KAMIGUMI CO., LTD.                             2
  KAMPA HAUS AG                                  2
  KANADEN CORPORATION                            2
  KANAGAWA CHUO KOTSU CO., LTD.                  2
  KANDENKO CO., LTD.                             2
  KANEKA CORPORATION                             2
  KANEMATSU-NNK CORPORATION                      2
  KANESHITA CONSTRUCTION CO., LTD. (THE)         2
  KANRO CO., LTD.                                2
  KANSAI ELECTRIC POWER CO., INC. (THE)          2
  KANSAI PAINT CO., LTD.                         2
  KANSAS CITY LIFE INSURANCE COMPANY             1
  KANSAS CITY POWER & LIGHT COMPANY              1
  KANSAS CITY SOUTHERN INDUSTRIES, INC.          1
  KANSEI CORPORATION                             2
  KANTO AUTO WORKS, LTD.                         2
  KANTO NATURAL GAS DEVELOPMENT CO., LTD.        2
  KAO CORPORATION                                2
  KARDEX REMSTAR INTERNATIONAL AG                2
  KARSTADT AG                                    2
  KAS-ASSOCIATIE N.V.                            2
  KASHO COMPANY LIMITED                          2
  KASUMI CO., LTD.                               2
  KATAKURA INDUSTRIES CO., LTD.                  2
  KATO WORKS CO., LTD.                           2
  KATOKICHI CO., LTD.                            2
  KAUFEL GROUP LTD.                              2
  KAUFHOF HOLDING AG                             2
  KAUFMAN AND BROAD HOME CORPORATION             1
  KAUFRING AG                                    2
  KAWADA INDUSTRIES, INC.                        2
  KAWASAKI HEAVY INDUSTRIES, LTD.                2
  KAWASAKI KISEN KAISHA, LTD.                    2
  KAWASHO CORPORATION                            2
  KAYABA INDUSTRY CO., LTD.                      2
  KAYDON CORPORATION                             1
  KDK CORPORATION                                2
  KEIHAN ELECTRIC RAILWAY CO., LTD.              2
  KEIHANSHIN REAL ESTATE CO., LTD.               2
  KEIHIN CO., LTD.                               2
  KEIHIN ELECTRIC EXPRESS RAILWAY CO., LTD       2
  KEIO TEITO ELECTRIC RAILWAY CO., LTD.          2
  KEIYO BANK, LTD.                               2
  KEIYO CO., LTD.                                2
  KEIYO GAS CO., LTD.                            2
  KELLOGG COMPANY                                1
  KELLWOOD COMPANY                               1
  KELLY SERVICES, INC.                           1
  KEMPER CORPORATION                             1
  KENNAMETAL INC.                                1
  KENT ELECTRONICS CORPORATION                   1
  KENTUCKY FRIED CHICKEN JAPAN LTD.              2
  KERAMIK HOLDING AG LAUFEN                      2
  KERR ADDISON MINES LIMITED                     2
  KERR-MCGEE CORPORATION                         1
  KERRY GROUP PLC                                2
  KESKO OY                                       2
  KEYCORP                                        1
  KEYENCE CORPORATION                            2
  KEYSTONE FINANCIAL, INC.                       1
  KEYSTONE HERITAGE GROUP, INC.                  1
  KEYSTONE INTERNATIONAL, INC.                   1
  KIDSTON GOLD MINES LIMITED                     2
  KIKKOMAN CORPORATION                           2
  KIMBALL INTERNATIONAL INC.                     1
  KIMBERLY CLARK DE MEXICO, S.A. DE C.V.         2
  KIMBERLY-CLARK CORPORATION                     1
  KINDEN CORPORATION                             2
  KINETIC CONCEPTS, INC.                         1
  KING WORLD PRODUCTIONS, INC.                   1
  KINGFISHER PLC                                 2
  KINKI NIPPON RAILWAY CO., LTD.                 2
  KINKI NIPPON TOURIST CO., LTD.                 2
  KINKI SHARYO CO., LTD.                         2
  KINSHO-MATAICHI CORPORATION                    2
  KIRBY CORPORATION                              1
  KIRIN BREWERY CO., LTD.                        2
  KISHU PAPER CO., LTD.                          2
  KISSEI PHARMACEUTICAL CO., LTD.                2
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  KITAGAWA IRON WORKS CO., LTD.                  2
  KITA-NIPPON BANK, LTD.                         2
  KITANO CONSTRUCTION CORP.                      2
  KIYO BANK, LTD.                                2
  KLA INSTRUMENTS CORPORATION                    1
  KLEINWORT BENSON GROUP PLC                     2
  KLEPIERRE SA                                   2
  KLLM TRANSPORT SERVICES, INC.                  1
  KNAPE & VOGT MANUFACTURING CO.                 1
  KNIGHT-RIDDER, INC.                            1
  KNOGO CORPORATION                              1
  KOA CORPORATION                                2
  KOA FIRE AND MARINE INSURANCE CO., LTD.        2
  KOA OIL COMPANY, LIMITED                       2
  KOATSU GAS KOGYO CO., LTD.                     2
  KOBE ELECTRIC RAILWAY CO., LTD.                2
  KOBE STEEL, LTD.                               2
  KODAMA CHEMICAL INDUSTRY CO., LTD.             2
  KOELNISCHE RUECKVERSICHERUNGS-GESELLSCH.       2
  KOENIG & BAUER AG                              2
  KOITO INDUSTRIES, LIMITED                      2
  KOITO MANUFACTURING CO., LTD.                  2
  KOKUNE CORPORATION                             2
  KOKUSAI DENSHIN DENWA CO., LTD.                2
  KOKUSAI ELECTRIC CO., LTD.                     2
  KOKUSAN DENKI CO., LTD.                        2
  KOKUYO CO., LTD.                               2
  KOMAI TEKKO INC.                               2
  KOMATSU FORKLIFT CO., LTD.                     2
  KOMATSU LTD.                                   2
  KOMATSU SEIREN CO., LTD.                       2
  KOMATSU ZENOAH CO.                             2
  KOMORI CORPORATION                             2
  KON NEDERLANDSCHE PETROLEUM MAATSCHAPPIJ       2
  KONAMI CO., LTD.                               2
  KONE OY                                        2
  KONICA CORPORATION                             2
  KONINKLIJKE AHOLD NV                           2
  KONINKLIJKE BORSUMIJ WEHRY N.V.                2
  KONINKLIJKE BOSKALIS WESTMINSTER N.V.          2
  KONINKLIJKE GIST-BROCADES N.V.                 2
  KONINKLIJKE NEDLLOYD GROEP N.V.                2
  KONINKLIJKE NIJVERDAL-TEN CATE N.V.            2
  KONINKLIJKE PAKHOED N.V.                       2
  KONINKLIJKE VAN OMMEREN N.V.                   2
  KONINKLIJKE VOLKER STEVIN N.V.                 2
  KONSUM VEREIN ZUERICH                          2
  KOSEI SECURITIES CO., LTD.                     2
  KOTOBUKIYA CO., LTD.                           2
  KOWLOON MOTOR BUS COMPANY (1933) LTD           2
  KOYO SEIKO CO., LTD.                           2
  KRAFTUEBERTRAGUNGSWERKE RHEINFELDEN AG         2
  KRAFTWERK LAUFENBURG                           2
  KREDIETBANK NV                                 2
  KREDIETBANK SA LUXEMBOURGEOISE                 2
  KRONES AG H. KRONSEDER MASCHINENFABRIK         2
  KSB AG                                         2
  K-SWISS INC.                                   1
  KU ENERGY CORPORATION                          1
  KUBOTA CORPORATION                             2
  KUHLMAN CORPORATION                            1
  KULICKE AND SOFFA INDUSTRIES, INC.             1
  KUMIAI CHEMICAL INDUSTRY CO., LTD.             2
  KUNERT AG                                      2
  KUNICK PLC                                     2
  KURABO INDUSTRIES, LTD.                        2
  KURARAY CO., LTD.                              2
  KURIMOTO, LTD.                                 2
  KURITA WATER INDUSTRIES LTD.                   2
  KVAERNER A.S                                   2
  KVERNELAND AS                                  2
  KWIK SAVE GROUP PLC                            2
  KWIK-FIT HOLDINGS PLC                          2
  KWONG SANG HONG INTERNATIONAL LTD.             2
  KWS KLEINWANZLEBENER SAATZUCHT AG              2
  KYMMENE OY                                     2
  KYOCERA CORPORATION                            2
  KYODO PRINTING CO., LTD.                       2
  KYODO SHIRYO CO., LTD.                         2
  KYOEI SANGYO CO., LTD.                         2
  KYOKUTO BOEKI KAISHA, LTD.                     2
  KYOKUTO KAIHATSU KOGYO CO., LTD.               2
  KYOKUYO CO., LTD.                              2
  KYORITSU CERAMIC MATERIALS CO., LTD.           2
  KYOSAN ELECTRIC MANUFACTURING CO., LTD.        2
  KYOTARU CO., LTD.                              2
  KYOWA EXEO CORPORATION                         2
  KYOWA HAKKO KOGYO CO., LTD.                    2
  KYOWA LEATHER CLOTH CO., LTD.                  2
  KYSOR INDUSTRIAL CORPORATION                   1
  KYUDENKO CORPORATION                           2
  KYUSHU BANK, LTD.                              2
  KYUSHU ELECTRIC POWER COMPANY INC.             2
  KYUSHU MATSUSHITA ELECTRIC CO., LTD.           2
  L E LUNDBERGFORETAGEN AB                       2
  L KAKUEI CORPORATION                           2
  LA CARBONIQUE SCA                              2
  LA CONCORDE COMPAGNIE D'ASSURANCES SA          2
  LA FOURMI IMMOBILIERE SA                       2
  LA PREVIDENTE ASSICURAZIONI SPA                2
  LA QUINTA INNS, INC.                           1
  LA RADIOTECHNIQUE SA                           2
  LABATT (JOHN) LIMITED                          2
  LABINAL SA                                     2
  LABONE, INC.                                   1
  LACLEDE GAS COMPANY                            1
  LADBROKE GROUP PLC                             2
  LAFARGE COPPEE SA                              2
  LAFARGE CORPORATION                            1
  LAGARDERE GROUPE SCA                           2
  LAHMEYER AG FUER ENERGIEWIRTSCHAFT             2
  LAI SUN GARMENT INTERNATIONAL LTD              2
  LAIDLAW INC.                                   2
  LAING (JOHN) PLC                               2
  L'AIR LIQUIDE SA                               2
  LAIRD GROUP PLC                                2
  LAM RESEARCH CORPORATION                       1
  LAM SOON (HONG KONG) LIMITED                   2
  LAMONT HOLDINGS PLC                            2
  LANCASTER COLONY CORPORATION                   1
  LANCE, INC.                                    1
  LAND SECURITIES PLC                            2
  LANDIS & GYR AG                                2
  LANDS' END, INC.                               1
  LAPINE CO., LTD.                               2
  LAPORTE PLC                                    2
  LASSILA & TIKANOJA OY                          2
  LATTICE SEMICONDUCTOR CORPORATION              1
  LAWSON PRODUCTS, INC.                          1
  LAWTER INTERNATIONAL, INC.                     1
  LA-Z-BOY CHAIR COMPANY                         1
  LEARONAL, INC.                                 1
  LEE ENTERPRISES, INCORPORATED                  1
  LEGAL & GENERAL GROUP PLC                      2
  LEGENT CORPORATION                             1
  LEGG MASON, INC.                               1
  LEGGETT & PLATT, INC.                          1
  LEGRAND SA                                     2
  LEIF HOEGH & CO A/S                            2
  LEIFHEIT AG                                    2
  LEIGH INTERESTS PLC                            2
  LEIGHTON HOLDINGS LIMITED                      2
  LEIPNIK-LUNDENBURGER INDUSTRIE AG              2
  LEM HOLDING SA                                 2
  LEND LEASE CORPORATION LIMITED                 2
  LENNAR CORPORATION                             1
  LENZING AG                                     2
  LEON'S FURNITURE LIMITED                       2
  LESCO, INC.                                    1
  LEUCADIA NATIONAL CORPORATION                  1
  LEX SERVICE PLC                                2
  LG & E ENERGY CORP.                            1
  LIBERTY BANCORP, INC.                          1
  LIBERTY CORPORATION (THE)                      1
  LIBERTY PLC                                    2
  LIECHTENSTEINISCHE LANDESBANK (LLB) AG         2
  LIFE CORPORATION                               2
  LIFE CO., LTD.                                 2
  LIFE SCIENCES INTERNATIONAL PLC                2
  LIFE TECHNOLOGIES, INC.                        1
  LIHIT LAB., INC.                               2
  LILLIAN VERNON CORPORATION                     1
  LILLY INDUSTRIES, INC.                         1
  LILLY (ELI) AND COMPANY                        1
  LIMITED, INC. (THE)                            1
  LINAMAR CORPORATION                            2
  LINCOLN NATIONAL CORPORATION                   1
  LINCOLN TELECOMMUNICATIONS CO.                 1
  LINDAB AB                                      2
  LINDE AG                                       2
  LINDSAY MANUFACTURING CO.                      1
  LINEAR TECHNOLOGY CORP.                        1
  LINTEC CORPORATION                             2
  LION NATHAN LIMITED                            2
  LIQUI-BOX CORPORATION                          1
  LITTON INDUSTRIES, INC.                        1
  LIU CHONG HING INVESTMENT LTD                  2
  LIZ CLAIBORNE, INCORPORATED                    1
  LLOYD THOMPSON GROUP PLC                       2
  LLOYDS ABBEY LIFE PLC                          2
  LLOYDS BANK PLC                                2
  LLOYDS CHEMISTS PLC                            2
  LOBLAW COMPANIES LIMITED                       2
  LOCAFINANCIERE SA                              2
  LOCINDUS SA                                    2
  LOCKHEED CORPORATION                           1
  LOCTITE CORPORATION                            1
  LOEWEN GROUP INC. (THE)                        2
  LOEWS CORPORATION                              1
  LOGICA PLC                                     2
  LOGICON, INC.                                  1
  LOGITECH INTERNATIONAL SA                      2
  LONDON FORFAITING COMPANY PLC                  2
  LONDON INSURANCE GROUP INC.                    2
  LONDON MERCHANT SECURITIES PLC                 2
  LONG ISLAND LIGHTING COMPANY                   1
  LONGS DRUG STORES CORP.                        1
  LONG-TERM CREDIT BANK OF JAPAN, LTD.           2
  LONGVIEW FIBRE COMPANY                         1
  LONRHO PLC                                     2
  LORAL CORPORATION                              1
  L'OREAL SA                                     2
  LOTUS DEVELOPMENT CORPORATION                  1
  LOUIS POULSEN & CO. A/S                        2
  LOUISIANA LAND & EXPLORATION COMPANY           1
  LOUISIANA-PACIFIC CORPORATION                  1
  LOW & BONAR PLC                                2
  LOWE'S COMPANIES, INC.                         1
  LSB BANCSHARES, INC.                           1
  LSI LOGIC CORPORATION                          1
  LUBRIZOL CORPORATION (THE)                     1
  LUBY'S CAFETERIAS, INC.                        1
  LUCAS INDUSTRIES PLC                           2
  LUKENS INC.                                    1
  LUMEX, INC.                                    1
  LVMH MOET-HENNESSY LOUIS VUITTON SA            2
  LYDALL, INCORPORATED                           1
  LYONNAISE DES EAUX SA                          2
  M & G GROUP PLC                                2
  MAAG HOLDING AG                                2
  MABUCHI MOTOR CO., LTD.                        2
  MAC DERMID, INCORPORATED                       1
  MAC FRUGAL'S BARGAINS CLOSE-OUTS, INC.         1
  MAC NEAL-SCHWENDLER CORPORATION (THE)          1
  MACALLAN-GLENLIVET PLC                         2
  MACDONALD MARTIN DISTILLERIES PLC              2
  MACFARLANE GROUP CLANSMAN PLC                  2
  MACINTOSH N.V.                                 2
  MACKENZIE FINANCIAL CORPORATION                2
  MACMILLAN BLOEDEL LIMITED                      2
  MACULAN HOLDING                                2
  MADISON GAS & ELECTRIC COMPANY                 1
  MAEDA CORPORATION                              2
  MAEDA ROAD CONSTRUCTION CO., LTD.              2
  MAGARA CONSTRUCTION CO., LTD.                  2
  MAGAZINE ZUM GLOBUS AG                         2
  MAGDEBURGER VERSICHERUNG AG                    2
  MAGMA COPPER COMPANY                           1
  MAGMA POWER COMPANY                            1
  MAGNA GROUP, INC.                              1
  MAGNA INTERNATIONAL INC.                       2
  MAGNETEK, INC.                                 1
  MAGNETI MARELLI SPA                            2
  MAI PLC                                        2
  MAILBOXES ETC.                                 1
  MAINE PUBLIC SERVICE COMPANY                   1
  MAKITA CORPORATION                             2
  MALLINCKRODT GROUP INC.                        1
  MAN AG                                         2
  MANDARIN ORIENTAL INTERNATIONAL LIMITED        2
  MANDERS PLC                                    2
  MANEUROP SA                                    2
  MANIFATTURA LANE G. MARZOTTO & FIGLI SPA       2
  MANITOWOC COMPANY, INC. (THE)                  1
  MANNESMANN AG                                  2
  MANNHEIMER VERSICHERUNG AG                     2
  MANOR CARE, INC.                               1
  MANSFIELD BREWERY PLC                          2
  MANUTAN SA                                     2
  MANWEB PLC                                     2
  MAPCO INC.                                     1
  MAPLE LEAF FOODS INC.                          2
  MARANGONI SPA                                  2
  MARANTZ JAPAN, INC.                            2
  MARCUS CORPORATION (THE)                       1
  MARIE BRIZARD ET ROGER INTERNATIONAL SA        2
  MARINE - WENDEL SA                             2
  MARION MERRELL DOW INC.                        1
  MARITIME TELEGRAPH & TELEPHONE CO., LTD.       2
  MARITRANS INC.                                 1
  MARK IV INDUSTRIES, INC                        1
  MARK TWAIN BANCSHARES, INC.                    1
  MARKBOROUGH PROPERTIES INC.                    2
  MARKS AND SPENCER PLC                          2
  MARLEY PLC                                     2
  MARSH SUPERMARKETS, INC.                       1
  MARSH & MCLENNAN COMPANIES, INC.               1
  MARSHALL INDUSTRIES                            1
  MARSHALL & ILSLEY CORP.                        1
  MARSHALLS PLC                                  2
  MARSTON, THOMSON & EVERSHED PLC                2
  MARTIN MARIETTA CORPORATION                    1
  MARUBENI CONSTRUCTION MATERIAL LEASE CO.       2
  MARUBENI CORPORATION                           2
  MARUDAI FOOD CO., LTD.                         2
  MARUEI DEPARTMENT STORE COMPANY, LIMITED       2
  MARUETSU, INC. (THE)                           2
  MARUI CO., LTD.                                2
  MARUICHI STEEL TUBE LTD.                       2
  MARUKYU CO., LTD.                              2
  MARUTOMI GROUP CO., LTD.                       2
  MARUWN CORPORATION                             2
  MARUZEN COMPANY, LIMITED                       2
  MARUZEN SHOWA UNYU CO., LTD.                   2
  MARVEL ENTERTAINMENT GROUP, INC.               1
  MASCO CORPORATION                              1
  MASCOTECH, INC.                                1
  MASSBANK CORP.                                 1
  MATERIAL SCIENCES CORPORATION                  1
  MATLACK SYSTEMS, INC.                          1
  MATSUI CONSTRUCTION CO., LTD.                  2
  MATSUMURA-GUMI CORPORATION                     2
  MATSUO BRIDGE CO., LTD.                        2
  MATSUSHITA COMMUNICATION INDUSTRIAL CO.        2
  MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD.       2
  MATSUSHITA ELECTRIC WORKS, LTD.                2
  MATSUSHITA SEIKO CO., LTD.                     2
  MATSUSHITA-KOTOBUKI ELECTRONICS INDS.          2
  MATSUYA CO., LTD.                              2
  MATSUZAKAYA CO., LTD.                          2
  MATTEL, INC.                                   1
  MATTHEW CLARK PLC                              2
  MAUTNER MARKHOF NAHRUNGS- & GENUSSMITTEL       2
  MAX CO., LTD.                                  2
  MAXIM INTEGRATED PRODUCTS                      1
  MAY DEPARTMENT STORES COMPANY (THE)            1
  MAYNE NICKLESS LIMITED                         2
  MAYTAG CORPORATION                             1
  MAZDA MOTOR CORPORATION                        2
  MBIA, INC.                                     1
  MBNA CORPORATION                               1
  MC CLATCHY NEWSPAPERS, INC.                    1
  MC DONALD & CO. INVESTMENTS, INC.              1
  MC GRATH RENTCORP                              1
  MCCORMICK & COMPANY, INCORPORATED              1
  MCDERMOTT INTERNATIONAL, INC.                  1
  MCDONALD'S CORPORATION                         1
  MCDONNELL DOUGLAS CORPORATION                  1
  MCGRAW-HILL, INC.                              1
  MCI COMMUNICATIONS CORPORATION                 1
  MCKECHNIE PLC                                  2
  MCKESSON CORPORATION                           1
  MCN CORPORATION                                1
  MDS HEALTH GROUP LIMITED                       2
  MDT CORPORATION                                1
  MDU RESOURCES GROUP, INC.                      1
  MEAD CORPORATION (THE)                         1
  MEASUREX CORPORATION                           1
  MEDCHEM PRODUCTS, INC.                         1
  MEDEVA PLC                                     2
  MEDEX, INCORPORATED                            1
  MEDIA GENERAL, INC.                            1
  MEDICINE SHOPPE INTERNATIONAL, INC.            1
  MEDIOBANCA-BANCA DI CREDITO FINANZIARIO        2
  MEDSTAT GROUP, INC. (THE)                      1
  MEDTRONIC, INC.                                1
  MEDUSA CORP.                                   1
  MEGGITT PLC                                    2
  MEIDENSHA CORPORATION                          2
  MEIJI MILK PRODUCTS CO., LTD.                  2
  MEIJI SEIKA KAISHA, LTD.                       2
  MEISEI INDUSTRIAL CO., LTD.                    2
  MEITETSU DEPARTMENT STORE CO., LTD.            2
  MEITO SANGYO CO., LTD.                         2
  MEIWA INDUSTRY CO., LTD.                       2
  MEIWA TRADING CO., LTD.                        2
  MELBOURNE ENTERPRISES LIMITED                  2
  MELLON BANK CORPORATION                        1
  MELVILLE CORPORATION                           1
  MELX CO., LTD.                                 2
  MENTOR CORPORATION                             1
  MEPC PLC                                       2
  MERCANTILE BANCORPORATION, INC.                1
  MERCANTILE BANKSHARES CORPORATION              1
  MERCANTILE STORES COMPANY, INC.                1
  MERCHANTS GROUP, INC.                          1
  MERCHANTS NEW YORK BANCORP. INC.               1
  MERCIAN CORPORATION                            2
  MERCK AG                                       2
  MERCK & CO., INC.                              1
  MERCURY FINANCE COMPANY                        1
  MERCURY GENERAL CORPORATION                    1
  MEREDITH CORPORATION                           1
  MERIDIAN BANCORP, INC.                         1
  MERKUR HOLDING AG                              2
  MERLONI ELETTRODOMESTICI SPA                   2
  MERRILL CORPORATION                            1
  MERRILL LYNCH & CO., INC.                      1
  METAL MANUFACTURES LIMITED                     2
  METALL MINING CORPORATION                      2
  METALLWAREN HOLDING AG ZUG                     2
  METALRAX GROUP PLC                             2
  METHANEX CORPORATION                           2
  METHODE ELECTRONICS, INC.                      1
  METRA OY                                       2
  METROBANK A NATIONAL ASSOCIATION               1
  METROPOLITAN FINANCIAL CORPORATION             1
  METRO-RICHELIEU INC.                           2
  METSA-SERLA OY                                 2
  METWAY BANK LIMITED                            2
  MEYER INTERNATIONAL PLC                        2
  MEYER (FRED), INC.                             1
  MHI GROUP, INC.                                1
  MICHAEL FOODS, INC.                            1
  MICHAELS STORES, INC.                          1
  MICHEL THIERRY SA                              2
  MICHIGAN NATIONAL CORPORATION                  1
  MICHINOKU BANK, LTD.                           2
  MICRO FOCUS GROUP PLC                          2
  MICRO MATIC A/S                                2
  MICRON TECHNOLOGY, INC.                        1
  MICROSOFT CORPORATION                          1
  MID AM, INC.                                   1
  MID ATLANTIC MEDICAL SERVICES, INC.            1
  MID KENT HOLDINGS PLC                          2
  MID SOUTH INSURANCE COMPANY                    1
  MID-AMERICA BANCORP                            1
  MIDDLESEX WATER COMPANY                        1
  MIDLAND COMPANY                                1
  MIDLAND WALWYN INC.                            2
  MIDLANDS ELECTRICITY PLC                       2
  MIDLANTIC CORPORATION                          1
  MIDWEST GRAIN PRODUCTS, INC.                   1
  MIDWEST RESOURCES, INC.                        1
  MIE BANK, LTD.                                 2
  MIE KOTSU CO., LTD.                            2
  MIKASA COCA-COLA BOTTLING CO., LTD.            2
  MIKUNI COCA-COLA BOTTLING CO., LTD.            2
  MIKUNI CORPORATION                             2
  MILDARA BLASS LIMITED                          2
  MILLER, (HERMAN) INC.                          1
  MILLIPORE CORPORATION                          1
  MINE SAFETY APPLIANCES COMPANY                 1
  MINERALBRUNNEN UEBERKINGEN-TEINACH AG          2
  MINNESOTA MINING & MANUFACTURING COMPANY       1
  MINNESOTA POWER & LIGHT COMPANY                1
  MINORCO SA                                     2
  MIRAGE RESORTS, INC.                           1
  MIRAMAR HOTEL & INVESTMENT CO., LTD.           2
  MIRROR GROUP PLC                               2
  MIRVAC LIMITED                                 2
  MISAWA HOMES CO., LTD.                         2
  MISAWA VAN CORPORATION                         2
  MISHIMA PAPER CO., LTD.                        2
  MITANI CORPORATION                             2
  MITCHELL ENERGY & DEVELOPMENT CORP.            1
  MITEL CORPORATION                              2
  MITSUBA ELECTRIC MFG. CO., LTD.                2
  MITSUBISHI BANK, LTD.                          2
  MITSUBISHI CABLE INDUSTRIES, LTD.              2
  MITSUBISHI CHEMICAL CORPORATION                2
  MITSUBISHI CORPORATION                         2
  MITSUBISHI ELECTRIC CORPORATION                2
  MITSUBISHI ESTATE COMPANY, LIMITED             2
  MITSUBISHI GAS CHEMICAL COMPANY, INC.          2
  MITSUBISHI HEAVY INDUSTRIES, LTD.              2
  MITSUBISHI KAKOKI KAISHA, LTD.                 2
  MITSUBISHI MATERIALS CORPORATION               2
  MITSUBISHI MOTORS CORPORATION                  2
  MITSUBISHI OIL COMPANY, LIMITED                2
  MITSUBISHI PAPER MILLS LIMITED                 2
  MITSUBISHI PENCIL CO., LTD.                    2
  MITSUBISHI PETROCHEMICAL COMPANY LIMITED       2
  MITSUBISHI PLASTICS INC.                       2
  MITSUBISHI RAYON COMPANY, LIMITED              2
  MITSUBISHI TRUST & BANKING CORPORATION         2
  MITSUBISHI WAREHOUSE & TRANSPORTATION CO       2
  MITSUBOSHI BELTING LTD.                        2
  MITSUI CONSTRUCTION CO., LTD.                  2
  MITSUI FUDOSAN CO., LTD.                       2
  MITSUI HIGH-TEC, INC.                          2
  MITSUI MARINE & FIRE INSURANCE CO., LTD.       2
  MITSUI MATSUSHIMA CO., LTD.                    2
  MITSUI MINING COMPANY, LIMITED                 2
  MITSUI PETROCHEMICAL INDUSTRIES, LTD.          2
  MITSUI REAL ESTATE SALES CO., LTD.             2
  MITSUI SUGAR CO., LTD.                         2
  MITSUI TOATSU CHEMICALS, INC.                  2
  MITSUI TRUST & BANKING COMPANY, LIMITED        2
  MITSUI & CO., LTD.                             2
  MITSUI-SOKO CO., LTD.                          2
  MITSUMI ELECTRIC CO., LTD.                     2
  MITSUUROKO CO., LTD.                           2
  MITTEL SPA                                     2
  MIURA PRINTING CORPORATION                     2
  MIYAJI IRON WORKS CO., LTD.                    2
  MIYAKOSHI CORPORATION                          2
  MIYATA INDUSTRY CO., LTD                       2
  MIYAZAKI BANK, LTD.                            2
  MIYOSHI OIL & FAT CO., LTD.                    2
  MIYUKI KEORI CO., LTD.                         2
  MIZUNO CORPORATION                             2
  MO OCH DOMSJO AB                               2
  MOBIL CORPORATION                              1
  MOCHIDA PHARMACEUTICAL CO., LTD.               2
  MODINE MANUFACTURING COMPANY                   1
  MOEVENPICK HOLDING                             2
  MOFFAT COMMUNICATIONS LIMITED                  2
  MOLEX INCORPORATED                             1
  MOLINS PLC                                     2
  MOLSON COMPANIES LIMITED (THE)                 2
  MONBERG & THORSEN HOLDING A/S                  2
  MONSANTO COMPANY                               1
  MONTANA POWER COMPANY (THE)                    1
  MONTEFIBRE SPA                                 2
  MONUMENT OIL & GAS PLC                         2
  MOOG INC.                                      1
  MOONBAT CO., LTD                               2
  MOORE CORPORATION LIMITED                      2
  MORE O'FERRALL PLC                             2
  MORGAN HYDROCARBONS INC                        2
  MORGAN KEEGAN, INC.                            1
  MORGAN STANLEY GROUP, INCORPORATED             1
  MORGAN (J.P.) & CO. INCORPORATED               1
  MORIMOTO CORPORATION                           2
  MORINAGA MILK INDUSTRY CO., LTD.               2
  MORINAGA & CO., LTD.                           2
  MORITA FIRE PUMP MFG. CO., LTD.                2
  MORLAND & CO PLC                               2
  MOROZOFF LIMITED                               2
  MORRISON KNUDSEN CORPORATION                   1
  MORRISON PETROLEUM                             2
  MORRISON RESTAURANTS                           1
  MORTON INTERNATIONAL, INC.                     1
  MOS FOOD SERVICES, INC.                        2
  MOSANE SA                                      2
  MOSINEE PAPER CORPORATION                      1
  MOTOROLA, INC.                                 1
  MOULINEX SA                                    2
  MOUNT LEYSHON GOLD MINES LIMITED               2
  MR MAX CORPORATION                             2
  MTS SYSTEMS CORPORATION                        1
  MUCKLOW (A & J) GROUP PLC                      2
  MUENCHENER RUECKVERSICHERUNGS-GES. AG          2
  MURATA MANUFACTURING COMPANY, LTD.             2
  MURPHY OIL CORPORATION                         1
  MUSASHINO BANK, LTD.                           2
  MUTOW CO., LTD.                                2
  MYERS INDUSTRIES, INC.                         1
  MYLAN LABORATORIES INC.                        1
  M.D.C. HOLDINGS, INC.                          1
  M.I.M. HOLDINGS LIMITED                        2
  M.J. GLEESON GROUP PLC                         2
  M.S. CARRIERS, INC.                            1
  NABCO LTD.                                     2
  NAC RE CORP.                                   1
  NACCO INDUSTRIES, INCORPORATED                 1
  NAGAHORI CORPORATION                           2
  NAGASE & COMPANY, LTD.                         2
  NAGATANIEN CO., LTD.                           2
  NAGOYA RAILROAD CO., LTD.                      2
  NAIGAI CO., LTD.                               2
  NAKABAYASHI CO., LTD.                          2
  NAKAMURAYA CO., LTD.                           2
  NAKANO CORPORATION                             2
  NAKAYAMA STEEL WORKS, LTD.                     2
  NALCO CHEMICAL COMPANY                         1
  NAMCO LIMITED                                  2
  NAMURA SHIPBUILDING CO., LTD.                  2
  NANKAI ELECTRIC RAILWAY CO., LTD.              2
  NANTO BANK, LTD.                               2
  NARASAKI SANGYO CO., LTD.                      2
  NASH-FINCH COMPANY                             1
  NASU DENKI-TEKKO CO., LTD.                     2
  NATIONAL AUSTRALIA BANK LIMITED                2
  NATIONAL AUTO CREDIT, INC.                     1
  NATIONAL BANK OF CANADA                        2
  NATIONAL CITY BANCORPORATION                   1
  NATIONAL CITY CORPORATION                      1
  NATIONAL COMMERCE BANCORPORATION               1
  NATIONAL COMPUTER SYSTEMS, INC.                1
  NATIONAL CONSOLIDATED LIMITED                  2
  NATIONAL DATA CORPORATION                      1
  NATIONAL FOODS LIMITED                         2
  NATIONAL FUEL GAS COMPANY                      1
  NATIONAL GAS & OIL COMPANY                     1
  NATIONAL HOUSE INDUSTRIAL CO., LTD.            2
  NATIONAL PENN BANCSHARES, INC.                 1
  NATIONAL POWER PLC                             2
  NATIONAL PRESTO INDUSTRIES, INC.               1
  NATIONAL SEMICONDUCTOR CORPORATION             1
  NATIONAL SERVICE INDUSTRIES, INC.              1
  NATIONAL TRUSTCO INC                           2
  NATIONAL WESTERN LIFE INSURANCE COMPANY        1
  NATIONAL WESTMINSTER BANK PLC                  2
  NATIONSBANK CORPORATION                        1
  NATURE'S BOUNTY, INC.                          1
  NAUTICA ENTERPRISES, INC                       1
  NAVIGATORS GROUP, INC. (THE)                   1
  NAVISTAR INTERNATIONAL CORPORATION             1
  NBB BANCORP, INC.                              1
  NBD BANCORP, INC.                              1
  NBSC CORPORATION                               1
  NCC AB                                         2
  NCH CORPORATION                                1
  NEC SYSTEM INTEGRATION & CONSTRUCTION          2
  NELLCOR INCORPORATED                           1
  NELSON (THOMAS), INC.                          1
  NESTLE SA                                      2
  NESTLE SOURCES INTERNATIONAL SA                2
  NETUREN CO., LTD.                              2
  NEVADA POWER COMPANY                           1
  NEW ENGLAND BUSINESS SERVICE, INC.             1
  NEW ENGLAND ELECTRIC SYSTEM                    1
  NEW JAPAN CHEMICAL CO., LTD.                   2
  NEW JERSEY RESOURCES CORPORATION               1
  NEW OJI PAPER CO., LTD.                        2
  NEW WORLD DEVELOPMENT CO LIMITED               2
  NEW YORK STATE ELECTRIC & GAS CORP.            1
  NEW YORK TIMES COMPANY (THE)                   1
  NEWBRIDGE NETWORKS CORPORATION                 2
  NEWCREST MINING LIMITED                        2
  NEWELL CO.                                     1
  NEWHALL LAND & FARMING COMPANY  (THE)          1
  NEWMAN-TONKS GROUP PLC                         2
  NEWMONT GOLD COMPANY                           1
  NEWMONT MINING CORPORATION                     1
  NEWS INTERNATIONAL PLC                         2
  NEWTEL ENTERPRISES LTD.                        2
  NEXT PLC                                       2
  NFC PLC                                        2
  NGK INSULATORS, LTD.                           2
  NGK SPARK PLUG CO., LTD.                       2
  NHK SPRING CO., LTD.                           2
  NIAGARA MOHAWK POWER CORPORATION               1
  NICHIA STEEL WORKS, LTD.                       2
  NICHIAS CORPORATION                            2
  NICHIBAN CO., LTD.                             2
  NICHICON CORPORATION                           2
  NICHIDO FIRE & MARINE INSURANCE CO.,LTD.       2
  NICHII CO., LTD.                               2
  NICHIMEN CORPORATION                           2
  NICHIMO CO., LTD.                              2
  NICHIREI CORPORATION                           2
  NICHIREKI CO., LTD.                            2
  NICOR INC.                                     1
  NIFCO INC.                                     2
  NIHON CEMENT CO., LTD.                         2
  NIHON KAGAKU SANGYO CO., LTD.                  2
  NIHON KOHDEN CORPORATION                       2
  NIHON MATAI CO., LTD.                          2
  NIHON NOHYAKU CO., LTD.                        2
  NIHON NOSAN KOGYO K.K.                         2
  NIHON PARKERIZING CO., LTD.                    2
  NIHON SHOKUHIN KAKO CO., LTD.                  2
  NIHON SPINDLE MFG. CO., LTD.                   2
  NIHON SUGAR REFINING CO., LTD.                 2
  NIHON TOKUSHU TORYO CO., LTD.                  2
  NIHON UNISYS, LTD.                             2
  NIIGATA CHUO BANK, LIMITED                     2
  NIKE INC.                                      1
  NIKKA WHISKY DISTILLING CO., LTD. (THE)        2
  NIKKEN CHEMICALS CO., LTD.                     2
  NIKKO CO., LTD.                                2
  NIKKO SECURITIES CO., LTD. (THE)               2
  NIKON CORPORATION                              2
  NINTENDO CO., LTD.                             2
  NIPPON BEET SUGAR MANUFACTURING CO.,LTD.       2
  NIPPON CERAMIC CO., LTD.                       2
  NIPPON CHEMICAL INDUSTRIAL CO., LTD.           2
  NIPPON CHEMIPHAR CO., LTD.                     2
  NIPPON CHUTETSUKAN K.K.                        2
  NIPPON COMSYS CORPORATION                      2
  NIPPON CONCRETE INDUSTRIES CO., LTD.           2
  NIPPON DENSETSU KOGYO CO., LTD.                2
  NIPPON DENTSU KENSETSU CO., LTD.               2
  NIPPON DENWA SHISETSU CO., LTD.                2
  NIPPON ELECTRIC GLASS CO., LTD.                2
  NIPPON EXPRESS CO., LTD.                       2
  NIPPON FELT COMPANY LIMITED                    2
  NIPPON FINE CHEMICAL CO., LTD.                 2
  NIPPON FIRE & MARINE INSURANCE CO., LTD.       2
  NIPPON FLOUR MILLS CO., LTD.                   2
  NIPPON FORMULA FEED MANUFACTURING CO LTD       2
  NIPPON GAS CO., LTD.                           2
  NIPPON HODO CO., LTD.                          2
  NIPPON HUME PIPE CO., LTD.                     2
  NIPPON KASEI CHEMICAL COMPANY., LTD            2
  NIPPON KAYAKU CO., LTD.                        2
  NIPPON KOEI CO., LTD.                          2
  NIPPON KONPO UNYU SOKO CO., LTD.               2
  NIPPON MEAT PACKERS, INC.                      2
  NIPPON METAL INDUSTRY CO., LTD.                2
  NIPPON MUKI CO., LTD.                          2
  NIPPON OIL CO., LTD.                           2
  NIPPON PAINT CO., LTD.                         2
  NIPPON PAPER INDUSTRIES CO., LTD.              2
  NIPPON PIGMENT CO., LTD.                       2
  NIPPON PIPE MANUFACTURING CO., LTD.            2
  NIPPON PISTON RING CO., LTD.                   2
  NIPPON ROAD CO., LTD., THE                     2
  NIPPON SANSO CORPORATION                       2
  NIPPON SEIKI CO., LTD.                         2
  NIPPON SEISEN CO., LTD                         2
  NIPPON SHARYO, LTD.                            2
  NIPPON SHEET GLASS COMPANY, LIMITED            2
  NIPPON SHINPAN CO., LTD.                       2
  NIPPON SHINYAKU CO., LTD.                      2
  NIPPON SHOKUBAI CO.,LTD                        2
  NIPPON SIGNAL CO., LTD.                        2
  NIPPON SODA CO., LTD.                          2
  NIPPON SUISAN KAISHA, LTD.                     2
  NIPPON SYNTHETIC CHEM. IND. CO. LTD.           2
  NIPPON TELEGRAPH & TELEPHONE CORPORATION       2
  NIPPON TELEVISION NETWORK CORP.                2
  NIPPON TETRAPOD CO., LTD                       2
  NIPPON TRUST BANK LIMITED                      2
  NIPPON TUNGSTEN CO., LTD.                      2
  NIPPON TYPEWRITER CO., LTD.                    2
  NIPPON YAKIN KOGYO CO., LTD.                   2
  NIPPON YUSEN KABUSHIKI KAISHA                  2
  NIPPONDENSO CO., LTD.                          2
  NIPSCO INDUSTRIES, INC.                        1
  NISHIMATSU CONSTRUCTION CO., LTD.              2
  NISHI-NIPPON BANK, LTD.                        2
  NISHI-NIPPON RAILROAD CO., LTD.                2
  NISHISHIBA ELECTRIC CO., LTD                   2
  NISSAN CHEMICAL INDUSTRIES, LTD.               2
  NISSAN CONSTRUCTION CO., LTD.                  2
  NISSAN FIRE & MARINE INSURANCE CO., LTD.       2
  NISSAN SHATAI CO., LTD.                        2
  NISSEI BUILD KOGYO CO., LTD.                   2
  NISSEI SANGYO CO., LTD.                        2
  NISSEKI HOUSE INDUSTRY CO., LTD                2
  NISSEN CO., LTD.                               2
  NISSHA PRINTING CO., LTD.                      2
  NISSHIN FIRE & MARINE INSURANCE CO.,LTD.       2
  NISSHIN FLOUR MILLING CO., LTD.                2
  NISSHIN OIL MILLS, LTD., THE                   2
  NISSHIN STEEL CO., LTD.                        2
  NISSHINBO INDUSTRIES, INC.                     2
  NISSHO CORPORATION                             2
  NISSHO ELECTRONICS CORPORATION                 2
  NISSIN CORPORATION                             2
  NISSIN ELECTRIC CO., LTD.                      2
  NISSIN FOOD PRODUCTS CO., LTD.                 2
  NISSIN SUGAR MANUFACTURING CO., LTD.           2
  NISSUI PHARMACEUTICAL CO., LTD.                2
  NITSUKO CORPORATION                            2
  NITTAN VALVE CO., LTD.                         2
  NITTETSU MINING CO., LTD.                      2
  NITTO CHEMICAL INDUSTRY CO., LTD.              2
  NITTO DENKO CORPORATION                        2
  NITTO ELECTRIC WORKS, LTD.                     2
  NITTO FLOUR MILLING CO., LTD.                  2
  NITTOC CONSTRUCTION CO., LTD.                  2
  NIUGINI MINING LIMITED                         2
  NKF HOLDING N.V.                               2
  NKT HOLDING A/S                                2
  NOBLE AFFILIATES, INC.                         1
  NOF CORPORATION                                2
  NOHI SEINO TRANSPORTATION CO., LTD.            2
  NOHMI BOSAI LTD.                               2
  NOK CORPORATION                                2
  NOKIA MAILLEFER HOLDING SA                     2
  NOMA INDUSTRIES LIMITED                        2
  NOMURA CO., LTD.                               2
  NOMURA SECURITIES CO., LTD. (THE)              2
  NORA EIENDOM A.S                               2
  NORAM ENERGY CORPORATION                       1
  NORANDA INC.                                   2
  NORCEN ENERGY RESOURCES LIMITED                2
  NORCROS PLC                                    2
  NORD EST SA                                    2
  NORDCEMENT AG                                  2
  NORDSON CORPORATION                            1
  NORDSTROM & THULIN AB                          2
  NORDSTROM, INCORPORATED                        1
  NORFOLK SOUTHERN CORPORATION                   1
  NORIT N.V.                                     2
  NORITAKE CO., LIMITED                          2
  NORITZ CORPORATION                             2
  NORMANDY POSEIDON LIMITED                      2
  NORSK HYDRO A.S                                2
  NORSTAN, INC.                                  1
  NORTEK, INC.                                   1
  NORTH CAROLINA NATURAL GAS CORPORATION         1
  NORTH FLINDERS MINES LIMITED                   2
  NORTH FORK BANCORPORATION, INCORPORATED        1
  NORTH LIMITED                                  2
  NORTH PACIFIC BANK, LTD.                       2
  NORTH WEST COMPANY INC. (THE)                  2
  NORTH WEST WATER PLC                           2
  NORTHEAST UTILITIES                            1
  NORTHERN ELECTRIC PLC                          2
  NORTHERN FOODS PLC                             2
  NORTHERN STATES POWER COMPANY (MINN)           1
  NORTHERN TELECOM LIMITED                       2
  NORTHERN TRUST CORPORATION                     1
  NORTHROP GRUMMAN CORPORATION                   1
  NORTHSTAR ENERGY CORPORATION                   2
  NORTHUMBRIAN WATER GROUP PLC                   2
  NORTHWEST NATURAL GAS COMPANY                  1
  NORTHWESTERN PUBLIC SERVICE COMPANY            1
  NORWEB PLC                                     2
  NORWEST CORPORATION                            1
  NOVACARE INC.                                  1
  NOVELL, INC.                                   1
  NOVO NORDISK A/S                               2
  NOWSCO WELL SERVICE LTD.                       2
  NOZAKI INSATSU SHIGYO CO., LTD.                2
  NPC INTERNATIONAL, INC.                        1
  NSK LTD.                                       2
  NTN CORPORATION                                2
  NUCOR CORPORATION                              1
  NUERNBERGER BETEILIGUNGS-AG                    2
  NUI CORPORATION                                1
  NUMAC ENERGY INC.                              2
  NUOVO PIGNONE SPA (INDUST E FOND MECCAN)       2
  NURDIN & PEACOCK PLC                           2
  NV HOLDINGMAATSCHAPPIJ DE TELEGRAAF            2
  NV KONINKLIJKE BIJENKORF BEHEER KBB            2
  NV KONINKLIJKE KNP BT                          2
  NV TWENTSCHE KABEL HOLDING                     2
  NV VERENIGD BEZIT VNU                          2
  NWNL COMPANIES, INC. (THE)                     1
  NYMAGIC, INC.                                  1
  NYNEX CORPORATION                              1
  N.V. GTI HOLDING                               2
  N.V. KONINKLIJKE SPHINX GUSTAVSBERG            2
  N.V. VERENIGDE BEDRIJVEN NUTRICIA              2
  OAK CO., LTD.                                  2
  OAK INDUSTRIES INC.                            1
  OAKWOOD HOMES CORPORATION                      1
  OBAYASHI CORPORATION                           2
  OBAYASHI ROAD CORPORATION                      2
  OCCIDENTAL PETROLEUM CORPORATION               1
  OCEAN GROUP PLC                                2
  OCE-VAN DER GRINTEN N.V.                       2
  OCTEL COMMUNICATIONS CORPORATION               1
  ODAKYU CONSTRUCTION CO., LTD.                  2
  ODAKYU ELECTRIC RAILWAY CO., LTD.              2
  ODAKYU REAL ESTATE CO., LTD.                   2
  OEA, INCORPORATED                              1
  OEC MEDICAL SYSTEMS, INC.                      1
  OERLIKON-BUEHRLE HOLDING LTD.                  2
  OESTERREICHISCHE BRAU-BETEILIGUNGS-AG          2
  OESTERREICHISCHE ELEKTRIZITAETSWIRTSCH.        2
  OESTERREICHISCHE VOLKSBANKEN AG                2
  OFFICE DEPOT, INC.                             1
  OFFSHORE LOGISTICS, INC.                       1
  OGAKI KYORITSU BANK, LTD.                      2
  OGDEN CORPORATION                              1
  OHBA CO., LTD                                  2
  OHIO CASUALTY CORPORATION                      1
  OHIO EDISON COMPANY                            1
  OHKI CORPORATION                               2
  OHM CORPORATION.                               1
  OIL SEARCH LIMITED                             2
  OIL-DRI CORPORATION OF AMERICA                 1
  OITA BANK LTD.                                 2
  OKABE CO., LTD.                                2
  OKAMOTO INDUSTRIES, INC.                       2
  OKI ELECTRIC CABLE CO., LTD.                   2
  OKLAHOMA GAS AND ELECTRIC COMPANY              1
  OKUMURA CORPORATION                            2
  OKURA INDUSTRIAL CO., LTD.                     2
  OLD KENT FINANCIAL CORPORATION                 1
  OLD NATIONAL BANCORP                           1
  OLD REPUBLIC INTERNATIONAL CORP.               1
  OLDENBURGISCHE LANDESBANK AG                   2
  OLIN CORPORATION                               1
  OLIPAR SA                                      2
  OLSTEN CORPORATION (THE)                       1
  OLYMPUS OPTICAL CO., LTD.                      2
  OM GRUPPEN AB                                  2
  OMNICARE, INC.                                 1
  OMNICOM GROUP, INCORPORATED                    1
  OMRON CORPORATION                              2
  ONE PRICE CLOTHING STORES, INC.                1
  ONE VALLEY BANCORP OF WEST VIRGINIA, INC       1
  ONEIDA LTD.                                    1
  ONEOK, INC.                                    1
  ONEX CORPORATION                               2
  ONO PHARMACEUTICAL CO., LTD.                   2
  ONWARD KASHIYAMA CO., LTD.                     2
  OPPENHEIMER CAPITAL, L.P                       1
  OPSM PROTECTOR LIMITED                         2
  OPTEC DAI-ICHI DENKO CO., LTD.                 2
  OPTICAL COATING LABORATORY, INC.               1
  OPTICAL RADIATION CORPORATION                  1
  ORACLE SYSTEMS CORPORATION                     1
  ORANGE AND ROCKLAND UTILITIES, INC.            1
  ORBITAL ENGINE CORPORATION LIMITED             2
  ORCO BANK N.V.                                 2
  OREGON STEEL MILLS, INC.                       1
  ORGANO CORPORATION                             2
  ORIENT CORPORATION                             2
  ORIENT OVERSEAS INTERNATIONAL LTD              2
  ORIENT TELECOM & TECHNOLOGY HOLDINGS           2
  ORIENTAL YEAST CO., LTD.                       2
  ORION CAPITAL CORPORATION                      1
  ORION-YHTYMA OY                                2
  ORKLA A/S                                      2
  OSAKA GAS CO., LTD.                            2
  OSAKA SANSO KOGYO LTD.                         2
  OSAKA SECURITIES FINANCE CO., LTD.             2
  OSAKA UOICHIBA CO., LTD.                       2
  OSAKI ELECTRIC CO., LTD.                       2
  OSG CORPORATION                                2
  OSHAWA GROUP LIMITED (THE)                     2
  OSHKOSH B'GOSH, INC.                           1
  OSHKOSH TRUCK CORPORATION                      1
  OSMONICS, INC.                                 1
  O'SULLIVAN CORPORATION                         1
  OTRA N.V.                                      2
  OTTER TAIL POWER COMPANY                       1
  OUTBOARD MARINE CORPORATION                    1
  OUTOKUMPU OY                                   2
  OVERSEAS SHIPHOLDING GROUP, INC.               1
  OWENS &  MINOR, INC.                           1
  OXFORD INDUSTRIES, INC.                        1
  OXFORD INSTRUMENTS PLC                         2
  OY HACKMAN AB                                  2
  OY HARTWALL AB                                 2
  OY NOKIA AB                                    2
  OY STOCKMANN AB                                2
  OY TAMRO AB                                    2
  OYO CORPORATION                                2
  PACCAR INC.                                    1
  PACIFIC BBA LIMITED                            2
  PACIFIC DUNLOP LIMITED                         2
  PACIFIC ENTERPRISES                            1
  PACIFIC GAS AND ELECTRIC COMPANY               1
  PACIFIC INDUSTRIAL CO., LTD.                   2
  PACIFIC SCIENTIFIC COMPANY                     1
  PACIFIC TELECOM, INC.                          1
  PACIFIC TELESIS GROUP                          1
  PACIFICARE HEALTH SYSTEMS, INC.                1
  PACIFICARE HEALTH SYSTEMS, INC.                1
  PACIFICORP                                     1
  PAGURIAN CORPORATION LIMITED                   2
  PAINE WEBBER GROUP INC.                        1
  PALIBURG INTERNATIONAL HOLDING LIMITED         2
  PALL CORPORATION                               1
  PANCANADIAN PETROLEUM LIMITED                  2
  PANCONTINENTAL MINING LIMITED                  2
  PANHANDLE EASTERN CORPORATION                  1
  PAN-HOLDING SICAF                              2
  PARAMETRIC TECHNOLOGY CORPORATION              1
  PARAMOUNT RESOURCES LTD                        2
  PARCO CO., LTD.                                2
  PARFINANCE SA                                  2
  PARK COMMUNICATIONS, INC.                      1
  PARK ELECTROCHEMICAL CORPORATION               1
  PARKER HANNIFIN CORPORATION                    1
  PARMALAT FINANZIARIA SPA                       2
  PASMINCO LIMITED                               2
  PATERSON ZOCHONIS PLC                          2
  PATRICK INDUSTRIES, INC.                       1
  PAULANER SALVATOR BETEILIGUNGS AG              2
  PAYCHEX, INC.                                  1
  PAYCO AMERICAN CORP.                           1
  PEARSON PLC                                    2
  PECHINEY INTERNATIONAL SA                      2
  PECO ENERGY COMPANY                            1
  PEEL HOLDINGS PLC                              2
  PENDRAGON PLC                                  2
  PENINSULAR & ORIENTAL STEAM NAVIGATION         2
  PENN ENGINEERING & MANUFACTURING CORP.         1
  PENN VIRGINIA CORPORATION                      1
  PENNSYLVANIA ENTERPRISES, INC.                 1
  PENNSYLVANIA POWER & LIGHT COMPANY             1
  PENNZOIL COMPANY                               1
  PENTAIR, INC.                                  1
  PENTA-OCEAN CONSTRUCTION CO., LTD.             2
  PENWEST, LTD.                                  1
  PEOPLES ENERGY CORPORATION                     1
  PEP BOYS--MANNY, MOE & JACK (THE)               1
  PEPSICO, INC.                                  1
  PEREGRINE INVESTMENTS HOLDINGS LIMITED         2
  PERKIN-ELMER CORPORATION (THE)                 1
  PERKINS FAMILY RESTAURANTS, L.P.               1
  PERKINS FOODS PLC                              2
  PERLMOOSER ZEMENTWERKE AG                      2
  PERNOD RICARD SA                               2
  PERPETUAL TRUSTEES AUSTRALIA LIMITED           2
  PERRY DRUG STORES, INC.                        1
  PERRY GROUP PLC                                2
  PERSIMMON PLC                                  2
  PERSTORP AB                                    2
  PET INCORPORATED                               1
  PETER BLACK HOLDINGS PLC                       2
  PETER KURTS PROPERTIES LIMITED                 2
  PETRO-CANADA ENTERPRISES INC.                  2
  PETROFINA SA                                   2
  PETROLITE CORPORATION                          1
  PFIZER INCORPORATED                            1
  PHARMA VISION 2000 AG                          2
  PHARMACEUTICAL MARKETING SERVICES INC.         1
  PHARMACIA AB                                   2
  PHELPS DODGE CORPORATION                       1
  PHH CORPORATION                                1
  PHILADELPHIA SUBURBAN CORPORATION              1
  PHILIP ENVIRONMENTAL INC                       2
  PHILIP MORRIS COMPANIES, INC.                  1
  PHILIPP HOLZMANN AG                            2
  PHILIPS ELECTRONICS N.V.                       2
  PHILLIPS PETROLEUM COMPANY                     1
  PHILLIPS-VAN HEUSEN CORPORATION                1
  PHOENIX MECANO AG                              2
  PHOTO-ME INTERNATIONAL PLC                     2
  PICCADILLY CAFETERIAS, INC.                    1
  PICT PETROLEUM PLC                             2
  PIEDMONT BANKGROUP INCORPORATED                1
  PIEDMONT NATURAL GAS COMPANY, INC.             1
  PIER 1 IMPORTS, INC.                           1
  PILGRIM'S PRIDE CORPORATION                    1
  PILKINGTON PLC                                 2
  PILOT CORPORATION                              2
  PINAULT-PRINTEMPS REDOUTE SA                   2
  PININFARINA SPA                                2
  PINNACLE RESOURCES LTD.                        2
  PINNACLE WEST CAPITAL CORPORATION              1
  PIONEER ELECTRONIC CORP.                       2
  PIONEER ELECTRONIC CORP.                       1
  PIONEER FINANCIAL SERVICES, INC.               1
  PIONEER GROUP, INC.                            1
  PIONEER HI-BRED INTERNATIONAL, INC.            1
  PIONEER INTERNATIONAL LIMITED                  2
  PIONEER-STANDARD ELECTRONICS, INC.             1
  PIRELLI & C. SPA                               2
  PITNEY BOWES, INC.                             1
  PITTSTON SERVICE GROUP                         1
  PITTWAY CORPORATION                            1
  PLACER DOME, INC.                              2
  PLACER PACIFIC LIMITED                         2
  PLAINS PETROLEUM COMPANY                       1
  PLAYMATES PROPERTIES HOLDINGS LIMITED          2
  PLENUM PUBLISHING CORPORATION                  1
  PLUM CREEK TIMBER COMPANY L.P.                 1
  PLUTONIC RESOURCES LIMITED                     2
  PLY GEM INDUSTRIES, INC.                       1
  PLYSU PLC                                      2
  PNC BANK CORP.                                 1
  POGO PRODUCING COMPANY                         1
  POHJOLA OY                                     2
  POKKA CORPORATION                              2
  POLARIS INDUSTRIES, INC.                       1
  POLAROID CORPORATION                           1
  POLICY MANAGEMENT SYSTEMS CORPORATION          1
  POLIET SA                                      2
  POLYGRAM N.V.                                  2
  POLYNORM N.V.                                  2
  POLYPIPE PLC                                   2
  POPE & TALBOT, INC.                            1
  PORTALS GROUP PLC                              2
  PORTLAND GENERAL CORPORATION                   1
  PORTLAND VALDERRIVAS, S.A.                     2
  PORTSMOUTH AND SUNDERLAND NEWSPAPERS PLC       2
  POSEIDON GOLD LIMITED                          2
  POTASH CORP OF SASKATCHEWAN INC.               2
  POTLATCH CORPORATION                           1
  POTOMAC ELECTRIC POWER COMPANY                 1
  POWELL DUFFRYN PLC                             2
  POWER FINANCIAL CORP.                          2
  POWERFIN SA                                    2
  POWERGEN PLC                                   2
  POWERSCREEN INTERNATIONAL PLC                  2
  POWERSCREEN INTERNATIONAL PLC                  2
  PPG INDUSTRIES, INCORPORATED                   1
  PRATT AND LAMBERT, INC.                        1
  PRECISION CASTPARTS CORP.                      1
  PREMARK INTERNATIONAL, INC.                    1
  PREMDOR INC.                                   2
  PREMIER BANCORP, INC.                          1
  PREMIER CONSOLIDATED OILFIELDS PLC             2
  PREMIER INDUSTRIAL CORPORATION                 1
  PRESIDENTIAL LIFE CORPORATION                  1
  PREUSSAG AG                                    2
  PRICE/COSTCO, INC.                             1
  PRIMA MEAT PACKERS, LTD.                       2
  PRIMAGAZ-CIE DES GAZ DE PETROLE PRIMAGAZ       2
  PRIMARK CORPORATION                            1
  PROCTER & GAMBLE COMPANY (THE)                 1
  PRODEGA AG                                     2
  PRODUCTION OPERATORS CORP.                     1
  PROGRESSIVE CORPORATION                        1
  PROMODES SA                                    2
  PROMUS COMPANIES INCORPORATED (THE)            1
  PROSEGUR COMPANIA DE SEGURIDAD S.A.            2
  PROTECTIVE LIFE CORPORATION                    1
  PROVENTUS AB                                   2
  PROVIDENCE ENERGY CORPORATION                  1
  PROVIDENT BANCORP, INC.                        1
  PROVIDENT FINANCIAL PLC                        2
  PROVIDENT LIFE AND ACCIDENT INSURANCE CO       1
  PROVIDIAN CORPORATION                          1
  PROVIGO INC.                                   2
  PROWTING PLC                                   2
  PRUDENTIAL CORPORATION PLC                     2
  PSIT PLC                                       2
  PUBLIC SERVICE COMPANY OF COLORADO             1
  PUBLIC SERVICE CO. OF NORTH CAROLINA           1
  PUBLIC SERVICE ENTERPRISE GROUP, INC.          1
  PUBLICIS SA                                    2
  PUBLISHING AND BROADCASTING LIMITED            2
  PUERTO RICAN CEMENT COMPANY, INC.              1
  PUGET SOUND POWER & LIGHT COMPANY              1
  PULASKI FURNITURE CORPORATION                  1
  PULITZER PUBLISHING COMPANY                    1
  PULTE CORPORATION                              1
  PYRAMID TECHNOLOGY CORPORATION                 1
  P.S. CORPORATION                               2
  QBE INSURANCE GROUP LIMITED                    2
  QCT RESOURCES LIMITED                          2
  QUAKER CHEMICAL CORPORATION                    1
  QUAKER OATS COMPANY (THE)                      1
  QUAKER STATE CORPORATION                       1
  QUALITY FOOD CENTERS, INC.                     1
  QUANEX CORPORATION                             1
  QUANTUM CORPORATION                            1
  QUEBECOR INC.                                  2
  QUEBEC-TELEPHONE                               2
  QUESTAR CORPORATION                            1
  QUICK & REILLY GROUP, INC.                     1
  QUIKSILVER, INC.                               1
  QUINCY SAVINGS BANK                            1
  QUIXOTE CORPORATION                            1
  Q.P. CORPORATION                               2
  Q.U.F. INDUSTRIES LIMITED                      2
  RACAL ELECTRONICS PLC                          2
  RADIOMETER A/S                                 2
  RAINE PLC                                      2
  RAISION TEHTAAT OY AB                          2
  RAITO KOGYO CO., LTD.                          2
  RALLYE SA                                      2
  RALSTON-RALSTON PURINA GROUP                   1
  RANDSTAD HOLDING N.V.                          2
  RANGER OIL LIMITED                             2
  RANK ORGANISATION PLC                          2
  RASA INDUSTRIES, LTD.                          2
  RASMUSSEN & SCHIOTZ HOLDING A/S                2
  RAUFOSS A/S                                    2
  RAUTARUUKKI OY                                 2
  RAVEN INDUSTRIES, INC.                         1
  RAYMOND CORPORATION (THE)                      1
  RAYMOND JAMES FINANCIAL, INC.                  1
  RAYONIER TIMBERLANDS, L.P.                     1
  RAYROCK YELLOWKNIFE RESOURCES INC.             2
  RAYTHEON COMPANY                               1
  RE CAPITAL CORPORATION                         1
  READER'S DIGEST ASSOCIATION, INC.              1
  READICUT INTERNATIONAL PLC                     2
  REALTY DEVELOPMENT CORP.                       2
  RECKITT & COLMAN PLC                           2
  RECOGNITION INTERNATIONAL INC.                 1
  REDERIET KNUD I. LARSEN AS                     2
  REDLAND PLC                                    2
  REEBOK INTERNATIONAL LTD.                      1
  REED INTERNATIONAL PLC                         2
  REFUGE GROUP PLC                               2
  REG VARDY PLC                                  2
  REGAL HOTELS INTERNATIONAL HOLDINGS LTD.       2
  REGAL-BELOIT CORPORATION                       1
  REGIONS FINANCIAL CORPORATION                  1
  REISEBUERO KUONI AG                            2
  REITMANS (CANADA) LIMITED                      2
  RELIANCE GROUP HOLDINGS, INC.                  1
  RENAISSANCE ENERGY LTD.                        2
  RENAULT ESPANA COMERCIAL SA RECSA              2
  RENGO CO., LTD.                                2
  RENISHAW PLC                                   2
  RENOLD PLC                                     2
  RENOWN LOOK INCORPORATED                       2
  RENTOKIL GROUP PLC                             2
  REPOLA OY                                      2
  REPSOL S.A.                                    2
  REPUBLIC GYPSUM COMPANY                        1
  REPUBLIC NEW YORK CORPORATION                  1
  REUTERS HOLDINGS PLC                           2
  REX STORES CORPORATION                         1
  REXEL SA                                       2
  REYNOLDS AND REYNOLDS COMPANY (THE)            1
  RHEINBODEN HYPOTHEKENBANK AG                   2
  RHEINELEKTRA AG                                2
  RHEINMETALL BERLIN AG                          2
  RHEON AUTOMATIC MACHINERY CO., LTD.            2
  RHOEN-KLINIKUM AG                              2
  RHONE-POULENC RORER INC.                       1
  RHYTHM WATCH CO., LTD.                         2
  RICOH COMPANY, LTD.                            2
  RICOH ELEMEX CORPORATION                       2
  RIEBER & SON A/S                               2
  RIETER HOLDING AG                              2
  RIG RENTSCH INDUSTRIE-HOLDING AG               2
  RIKEI CORPORATION                              2
  RIKEN CORPORATION                              2
  RIKEN KEIKI CO., LTD                           2
  RIKEN VINYL INDUSTRY CO., LTD.                 2
  RIKEN VITAMIN CO., LTD                         2
  RINASCENTE (LA) SPA                            2
  RINNAI CORPORATION                             2
  RIO ALGOM LIMITED                              2
  RISER FOODS, INC.                              1
  RITE AID CORPORATION                           1
  RIUNIONE ADRIATICA DI SICURTA SPA              2
  RJR NABISCO HOLDINGS CORP.                     1
  RLI CORP.                                      1
  RMC GROUP PLC                                  2
  ROADWAY SERVICES, INC.                         1
  ROANOKE ELECTRIC STEEL CORPORATION             1
  ROBBINS & MYERS, INC.                          1
  ROBERT HALF INTERNATIONAL, INC.                1
  ROCHE HOLDING AG                               2
  ROCHEFORTAISE COMMUNICATION SA, SOCIETE        2
  ROCHESTER GAS AND ELECTRIC CORPORATION         1
  ROCK PAINT CO., LTD.                           2
  ROCKWELL INTERNATIONAL CORPORATION             1
  RODAMCO N.V.                                   2
  ROHM COMPANY LIMITED                           2
  ROHM & HAAS COMPANY                            1
  ROHTO PHARMACEUTICAL CO., LTD.                 2
  ROLLINS TRUCK LEASING CORP.                    1
  ROLLINS, INC.                                  1
  ROLLS-ROYCE PLC                                2
  ROSENTHAL AG                                   2
  ROSS STORES, INC.                              1
  ROTHMANS HOLDINGS LIMITED                      2
  ROTHMANS INC.                                  2
  ROTHMANS INTERNATIONAL P.L.C.                  2
  ROTORK PLC                                     2
  ROTO-ROOTER, INC.                              1
  ROUSSEL UCLAF SA                               2
  ROWE EVANS INVESTMENTS PLC                     2
  ROYAL BANK OF CANADA                           2
  ROYAL CO., LTD.                                2
  ROYAL OAK MINES INC.                           2
  ROYALE BELGE SA                                2
  RPC ENERGY SERVICES, INC.                      1
  RPM, INC.                                      1
  RTZ CORPORATION PLC                            2
  RUBBERMAID INCORPORATED                        1
  RUDDICK CORPORATION                            1
  RUE IMPERIALE DE LYON SA                       2
  RUGBY GROUP PLC                                2
  RUSS BERRIE AND COMPANY, INC.                  1
  RUSSELL CORPORATION                            1
  RWE AKTIENGESELLSCHAFT                         2
  RYAN'S FAMILY STEAK HOUSE, INC.                1
  RYDER SYSTEM, INC.                             1
  RYKOFF-SEXTON, INC.                            1
  RYLAND GROUP, INC. (THE)                       1
  RYOBI LIMITED                                  2
  RYODEN TRADING COMPANY, LIMITED                2
  RYOSAN COMPANY, LIMITED                        2
  RYOYO ELECTRO CORPORATION                      2
  R.C.S. LIBRI & GRANDI OPERE SPA                2
  S K I LIMITED                                  1
  S X L CORPORATION                              2
  S & B FOODS INC.                               2
  SADE-STE ALSACIENNE DE DEVELOP & D'EXPAN       2
  SAEKI KENSETSU KOGYO CO., LTD.                 2
  SAES GETTERS SPA                               2
  SAFECARD SERVICES, INCORPORATED                1
  SAFECO CORPORATION                             1
  SAFEGUARD SCIENTIFICS, INC.                    1
  SAGA PETROLEUM A.S                             2
  SAGAMI CO., LTD.                               2
  SAGAMI RAILWAY CO., LTD.                       2
  SAGAMI RUBBER INDUSTRIES CO., LTD.             2
  SAGEM - STE D'APPLIC GEN D'ELEC & DE MEC       2
  SAIBO CO., LTD.                                2
  SAIBU GAS CO., LTD.                            2
  SAIKAYA CO., LTD.                              2
  SAINT LOUIS SA                                 2
  SAINT-GOBAIN EMBALLAGE SA                      2
  SAIPEM SPA                                     2
  SAKAI CHEMICAL INDUSTRY CO., LTD.              2
  SAKAI HEAVY INDUSTRIES, LTD.                   2
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  SAKAI OVEX CO., LTD.                           2
  SAKATA INX CORPORATION                         2
  SAKATA SEED CORPORATION                        2
  SAKURA BANK LIMITED                            2
  SAKURADA CO., LTD.                             2
  SALAMANDER AG                                  2
  SALICK HEALTH CARE, INC.                       1
  SALOMON INC                                    1
  SALOMON SA                                     2
  SALVEPAR-STE ALS & LOR VALEURS, ENT PAR        2
  SAMAS-GROEP N.V.                               2
  SAMUEL MANU-TECH INC.                          2
  SAN DIEGO GAS & ELECTRIC COMPANY               1
  SAN JUAN BASIN ROYALTY TRUST                   1
  SAN MIGUEL FABRICA DE CERVEZA Y MALTA SA       2
  SAN-AI OIL CO., LTD.                           2
  SANDERSON BRAMALL MOTOR GROUP PLC              2
  SANDERSON FARMS, INC.                          1
  SANDOZ AG                                      2
  SANDVIK AB                                     2
  SANFORD LIMITED                                2
  SANGETSU CO., LTD.                             2
  SAN-IN GODO BANK, LTD.                         2
  SANJO MACHINE WORKS, LTD.                      2
  SANKEI BUILDING CO., LTD.                      2
  SANKEN ELECTRIC CO., LTD.                      2
  SANKI ENGINEERING CO., LTD.                    2
  SANKO ENGINEERING CORPORATION                  2
  SANKO METAL INDUSTRIAL CO., LTD.               2
  SANKYO ALUMINIUM INDUSTRY CO., LTD.            2
  SANKYO COMPANY, LIMITED                        2
  SANKYO SEIKO CO., LTD.                         2
  SANKYU INC.                                    2
  SANOFI SA                                      2
  SANOH INDUSTRIAL CO., LTD                      2
  SANOYAS HISHINO MEISHO CORPORATION             2
  SANSEI YUSOKI CO., LTD.                        2
  SANSHIN ELECTRONICS CO., LTD.                  2
  SANTA FE PACIFIC CORPORATION                   1
  SANTEN PHARMACEUTICAL CO., LTD.                2
  SANTOS LIMITED                                 2
  SANWA BANK, LIMITED                            2
  SANWA SHUTTER CORPORATION                      2
  SANYO CHEMICAL INDUSTRIES, LTD.                2
  SANYO DENKI CO., LTD.                          2
  SANYO ELECTRIC CO., LTD.                       2
  SANYO ELECTRIC RAILWAY CO., LTD.               2
  SANYO ENGINEERING & CONSTRUCTION INC.          2
  SANYO INDUSTRIES, LTD.                         2
  SANYO SHOKAI LTD.                              2
  SANYO SPECIAL STEEL CO., LTD.                  2
  SAP AG                                         2
  SAPPORO BREWERIES LIMITED                      2
  SAPPORO LION LIMITED                           2
  SARA LEE CORPORATION                           1
  SARNA KUNSTSTOFF HOLDING AG                    2
  SASEBO HEAVY INDUSTRIES CO., LTD.              2
  SASIB SPA                                      2
  SATA CONSTRUCTION CO., LTD.                    2
  SATO KOGYO CO., LTD.                           2
  SATO SHOJI CORPORATION                         2
  SAVANNAH FOODS & INDUSTRIES, INC.              1
  SAVOY HOTEL PLC                                2
  SAWAFUJI ELECTRIC CO., LTD.                    2
  SBARRO, INC.                                   1
  SCANA CORPORATION                              1
  SCAPA GROUP PLC                                2
  SCECORP                                        1
  SCEPTRE RESOURCES LIMITED                      2
  SCHERING AG                                    2
  SCHERING-PLOUGH CORPORATION                    1
  SCHINDLER HOLDING AG                           2
  SCHMALBACH-LUBECA AG                           2
  SCHNEIDER CORPORATION                          2
  SCHOLL PLC                                     2
  SCHRODERS PLC                                  2
  SCHRODERS PROPERTY FUND                        2
  SCHULMAN, (A.) INC.                            1
  SCHWAB (CHARLES) CORP. (THE)                   1
  SCHWEIZERHALL HOLDING AG                       2
  SCHWEIZERISCHE BANKGESELLSCHAFT                2
  SCHWEIZERISCHE RUECKVERSICHERUNG-GES.          2
  SCHWEIZERISCHER BANKVEREIN                     2
  SCHWEIZ. IND. GESELLSCHAFT HOLDING (SIG)       2
  SCIENTIFIC-ATLANTA, INC.                       1
  SCINTILLA AG                                   2
  SCOTSMAN INDUSTRIES, INC.                      1
  SCOTT PAPER LIMITED                            2
  SCOTTISH HYDRO-ELECTRIC PLC                    2
  SCOTTISH METROPOLITAN PROPERTY PLC             2
  SCOTTISH POWER PLC                             2
  SCOTTISH TELEVISION PLC                        2
  SCOTTISH & NEWCASTLE PLC                       2
  SCOTT'S HOSPITALITY INC.                       2
  SCRIPPS E.W. COMPANY (THE)                     1
  SCRIPPS HOWARD BROADCASTING COMPANY            1
  SEABOARD CORPORATION                           1
  SEACOAST BANKING CORPORATION OF FLORIDA        1
  SEAGATE TECHNOLOGY                             1
  SEAGRAM COMPANY LTD. (THE)                     2
  SEAGULL ENERGY CORPORATION                     1
  SEALRIGHT CO., INC.                            1
  SEARS CANADA INC.                              2
  SEARS PLC                                      2
  SEARS ROEBUCK DE MEXICO                        2
  SEARS, ROEBUCK AND CO.                         1
  SECO TOOLS AB                                  2
  SECOM CO., LTD.                                2
  SECURICOR GROUP PLC                            2
  SECURITY CAPITAL BANCORP                       1
  SECURITY SERVICES PLC                          2
  SEDGWICK GROUP PLC                             2
  SEEBOARD PLC                                   2
  SEFIMEG-STE FRAN INVEST IMMOB ET DE GEST       2
  SEGA ENTERPRISES, LTD.                         2
  SEI CORPORATION                                1
  SEIKA CORPORATION                              2
  SEIKITOKYU KOGYO CO., LTD.                     2
  SEINO TRANSPORTATION CO., LTD.                 2
  SEIREN CO., LTD.                               2
  SEIWA ELECTRIC MFG. CO., LTD.                  2
  SEIYO FOOD SYSTEMS INC.                        2
  SEIYU, LTD.                                    2
  SEKISUI CHEMICAL CO., LTD.                     2
  SEKISUI HOUSE, LTD.                            2
  SEKISUI JUSHI CORPORATION                      2
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  SEKISUI PLASTICS CO., LTD.                     2
  SELECTIBANQUE SA                               2
  SELECTIVE INSURANCE GROUP, INC.                1
  SEMA GROUP PLC                                 2
  SEMI-TECH CORPORATION                          2
  SEMI-TECH (GLOBAL) CO., LTD.                   2
  SENIOR ENGINEERING GROUP PLC (SEGL)            2
  SENKO CO., LTD.                                2
  SENSHU BANK, LTD.                              2
  SENSHUKAI CO., LTD.                            2
  SENSORMATIC ELECTRONICS COMPANY                1
  SEQUENT COMPUTER SYSTEMS, INC.                 1
  SERVICE CORPORATION INTERNATIONAL              1
  SERVICE MERCHANDISE COMPANY INC.               1
  SERVICEMASTER, LIMITED PARTNERSHIP             1
  SEVEN-ELEVEN JAPAN CO., LTD.                   2
  SEVENTY-SEVEN BANK LTD.                        2
  SEVERN TRENT PLC                               2
  SHANKS & MCEWAN PLC                            2
  SHARED MEDICAL SYSTEMS CORPORATION             1
  SHARP CORPORATION                              2
  SHAW BROTHERS (HONG KONG) LIMITED              2
  SHAW INDUSTRIES LTD.                           2
  SHAW INDUSTRIES, INC.                          1
  SHAWMUT NATIONAL CORPORATION                   1
  SHELBY WILLIAMS INDUSTRIES, INC.               1
  SHELL CANADA LTD.                              2
  SHELL TRANSPORT & TRADING COMPANY (THE)        2
  SHERWIN-WILLIAMS COMPANY (THE)                 1
  SHERWOOD GROUP PLC                             2
  SHIBUSAWA WAREHOUSE CO., LTD.                  2
  SHIBUYA KOGYO CO., LTD.                        2
  SHIGA BANK, LTD.                               2
  SHIKOKU BANK LTD.                              2
  SHIKOKU CHEMICALS CORPORATION                  2
  SHIKOKU ELECTRIC POWER COMPANY, INC.           2
  SHIMA SEIKI MFG., LTD.                         2
  SHIMACHU CO., LTD.                             2
  SHIMADZU CORPORATION                           2
  SHIMAMURA CO., LTD.                            2
  SHIMANO INC.                                   2
  SHIMIZU BANK, LTD.                             2
  SHIMIZU CORPORATION                            2
  SHIN NIKKEI COMPANY, LTD.                      2
  SHIN NIPPON AIR TECHNOLOGIES CO., LTD.         2
  SHIN NIPPON MACHINERY CO., LTD                 2
  SHINAGAWA FUEL CO., LTD.                       2
  SHINAGAWA REFRACTORIES CO., LTD.               2
  SHIN-ETSU CHEMICAL CO., LTD.                   2
  SHIN-ETSU POLYMER CO., LTD.                    2
  SHIN-KEISEI ELECTRIC RAILWAY CO., LTD.         2
  SHINKO ELECTRIC INDUSTRIES CO., LTD            2
  SHINKO SANGYO CO., LTD.                        2
  SHINKO SHOJI CO., LTD.                         2
  SHIN-KOBE ELECTRIC MACHINERY CO., LTD.         2
  SHINMAYWA INDUSTRIES LTD.                      2
  SHINSHO CORPORATION                            2
  SHINWA BANK, LTD.                              2
  SHIONOGI & CO., LTD.                           2
  SHIROKI CORPORATION                            2
  SHISEIDO COMPANY, LIMITED                      2
  SHIZUOKA BANK, LTD. (THE)                      2
  SHL SYSTEMHOUSE INC.                           2
  SHO-BOND CORPORATION                           2
  SHOCHIKU CO., LTD.                             2
  SHOEI FOODS CORPORATION                        2
  SHOKO CO., LTD.                                2
  SHOPKO STORES, INC.                            1
  SHOWA AIRCRAFT INDUSTRY CO., LTD               2
  SHOWA ALUMINUM CORPORATION                     2
  SHOWA CORPORATION                              2
  SHOWA ELECTRIC WIRE & CABLE CO., LTD.          2
  SHOWA HIGHPOLYMER CO., LTD.                    2
  SHOWA SANGYO CO., LTD.                         2
  SHOWA SHELL SEKIYU K.K.                        2
  SHOWA TANSAN CO., LTD.                         2
  SHOWBOAT, INC.                                 1
  SHUN TAK HOLDINGS LIMITED                      2
  SIAB AB                                        2
  SIDDONS RAMSET LIMITED                         2
  SIDLAW GROUP PLC                               2
  SIEBE PLC                                      2
  SIEGFRIED AG                                   2
  SIEMENS AG                                     2
  SIERRA PACIFIC RESOURCES                       1
  SIG PLC                                        2
  SIGMA-ALDRICH CORPORATION                      1
  SIGNET BANKING CORPORATION                     1
  SIHL-ZUERCHER PAPIERFABRIK AN DER SIHL         2
  SIKA FINANZ AG, BAAR                           2
  SILEC-STE INDUSTRIELLE DE LIAISONS ELECT       2
  SILENTNIGHT HOLDINGS PLC                       2
  SILICON GRAPHICS, INC.                         1
  SILICON VALLEY GROUP, INC.                     1
  SILIC-STE IMMOB LOC POUR L'INDUS & COMM        2
  SIMCO SA                                       2
  SIME DARBY HONG KONG LIMITED                   2
  SIMINT-SOCIETA ITALIANA MANUFATTI SPA          2
  SIMMONS FIRST NATIONAL CORPORATION             1
  SIMPSON INDUSTRIES, INC.                       1
  SIMRAD A/S                                     2
  SINCERE CO. LTD.                               2
  SINGER & FRIEDLANDER GROUP PLC                 2
  SINTOKOGIO, LTD.                               2
  SIRDAR PLC                                     2
  SIRTI SPA                                      2
  SITA-STE INDUST TRANSPORTS AUTOMOBILES         2
  SIZZLER INTERNATIONAL, INC.                    1
  SJW CORP.                                      1
  SKANDINAVISKA ENSKILDA BANKEN                  2
  SKANE-GRIPEN AB                                2
  SKETCHLEY PLC                                  2
  SKF AB                                         2
  SKIBSAKSJESELSKAPET STORLI                     2
  SKIS ROSSIGNOL SA                              2
  SKYLARK CO., LTD.                              2
  SKYLINE CORPORATION                            1
  SKYWEST, INC.                                  1
  SLIGOS SA                                      2
  SLOCAN FOREST PRODUCTS LTD.                    2
  SLOUGH ESTATES PLC                             2
  SMC CORPORATION                                2
  SME-SOCIETA MERIDIONALE FINANZIARIA SPA        2
  SMH-SCHW. GES. FUER MIKROELEKTRONIK AG         2
  SMIT INTERNATIONALE N.V.                       2
  SMITH CORONA CORPORATION                       1
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  SMITH NEW COURT PLC                            2
  SMITH & NEPHEW PLC                             2
  SMITH (A.O.) CORPORATION                       1
  SMITH (W.H.) GROUP PLC                         2
  SMITHFIELD FOODS, INC.                         1
  SMITHKLINE BEECHAM P.L.C.                      2
  SMITH'S FOOD & DRUG CENTERS, INC.              1
  SMITHS INDUSTRIES PLC                          2
  SMK CORPORATION                                2
  SMOBY SA                                       2
  SMUCKER J.M. COMPANY (THE)                     1
  SNAP-ON, INC.                                  1
  SNC LAVALIN GROUP INC.                         2
  SNIA BPD SPA                                   2
  SNOW BRAND MILK PRODUCTS CO., LTD.             2
  SNT CORPORATION                                2
  SOCFINASIA SA                                  2
  SOCIEDAD GENERAL AZUCARERA DE ESPANA SA        2
  SOCIEDAD GENERAL DE AGUAS DE BARCELONA         2
  SOCIETA ASSICURATRICE INDUSTRIALE SPA          2
  SOCIETA PARTECIPAZIONI FINANZ. SPA SOPAF       2
  SOCIETA PEL RISANAMENTO DI NAPOLI SPA          2
  SOCIETE BIC SA                                 2
  SOCIETE DES IMMEUBLES DE FRANCE SA             2
  SOCIETE DU LOUVRE-GROUPE DU LOUVRE SA          2
  SOCIETE FINANCIERE IMMOBAIL SA                 2
  SOCIETE FINANCIERE IMMOBANQUE SA               2
  SOCIETE FINANCIERE INTERBAIL SA                2
  SOCIETE FONCIERE LYONNAISE SA                  2
  SOCIETE GENERALE DE BELGIQUE SA                2
  SOCIETE GENERALE DE FRANCE SA                  2
  SOCIETE GENERALE D'ENTERPRISES SA              2
  SOC. GENERALE DE SURVEILLANCE HOLDING SA       2
  SOC. GENERALE DE SURVEILLANCE HOLDING SA       2
  SODA NIKKA CO., LTD.                           2
  SODEXHO SA                                     2
  SOFINA SA                                      2
  SOGEFI SPA                                     2
  SOGO CO., LTD.                                 2
  SOKKIA CO., LTD.                               2
  SOLVAY SA                                      2
  SOMAR CORPORATION                              2
  SOMMER-ALLIBERT SA                             2
  SONAT INC.                                     1
  SONDEL-SOCIETA NORDELETTRICA SPA               2
  SONOCO PRODUCTS COMPANY                        1
  SONS OF GWALIA LIMITED                         2
  SONTON FOOD INDUSTRY CO., LTD.                 2
  SONY CHEMICALS CORPORATION                     2
  SONY CORPORATION                               2
  SONY CORPORATION                               1
  SONY MUSIC ENTERTAINMENT (JAPAN) INC.          2
  SOPHUS BERENDSEN A/S                           2
  SOTETSU ROSEN CO., LTD.                        2
  SOTETSU TRANSPORTATION CO., LTD.               2
  SOTHEBYS HOLDINGS, INC.                        1
  SOUDURE AUTOGENE FRANCAISE SA                  2
  SOUTH CHINA MORNING POST (HOLDINGS) LTD        2
  SOUTH JERSEY INDUSTRIES, INC.                  1
  SOUTH STAFFORDSHIRE WATER HOLDINGS PLC         2
  SOUTH WALES ELECTRICITY PLC                    2
  SOUTH WEST WATER PLC                           2
  SOUTH WESTERN ELECTRICITY PLC                  2
  SOUTHAM INC.                                   2
  SOUTHCORP HOLDINGS LIMITED                     2
  SOUTHEASTERN MICHIGAN GAS ENTERPRISES          1
  SOUTHEND PROPERTY HOLDINGS PLC                 2
  SOUTHERN BUSINESS GROUP PLC                    2
  SOUTHERN CALIFORNIA WATER COMPANY              1
  SOUTHERN COMPANY (THE)                         1
  SOUTHERN ELECTRIC PLC                          2
  SOUTHERN INDIANA GAS & ELECTRIC                1
  SOUTHERN NATIONAL CORPORATION                  1
  SOUTHERN NEW ENGLAND TELECOMMUNICATIONS        1
  SOUTHERN UNION COMPANY                         1
  SOUTHERN WATER PLC                             2
  SOUTHTRUST CORP.                               1
  SOUTHWEST AIRLINES CO.                         1
  SOUTHWEST GAS CORP                             1
  SOUTHWESTERN BELL CORPORATION                  1
  SOUTHWESTERN ENERGY COMPANY                    1
  SOUTHWESTERN PUBLIC SERVICE COMPANY            1
  SOVAC SA                                       2
  SPAR AEROSPACE LIMITED                         2
  SPAR NORD HOLDING A/S                          2
  SPARTAN MOTORS, INC.                           1
  SPICERS PAPER LIMITED                          2
  SPIR COMMUNICATION SA                          2
  SPIRAX-SARCO ENGINEERING PLC                   2
  SPOTLESS GROUP LIMITED                         2
  SPOTLESS SERVICES LIMITED                      2
  SPRINGS INDUSTRIES, INC.                       1
  SPRINT CORPORATION                             1
  SPX CORPORATION                                1
  SRL INC.                                       2
  SS PHARMACEUTICAL CO., LTD.                    2
  SSAB SVENSKT STAL AB                           2
  ST JAMES'S PLACE CAPITAL PLC                   2
  STANDARD CHARTERED PLC                         2
  STANDARD MICROSYSTEMS CORPORATION              1
  STANDARD MOTOR PRODUCTS, INC.                  1
  STANDARD PACIFIC CORP.                         1
  STANDARD PRODUCTS COMPANY (THE)                1
  STANDARD REGISTER COMPANY (THE)                1
  STANDEX INTERNATIONAL CORPORATION              1
  STANFORD TELECOMMUNICATIONS, INC.              1
  STANHOME, INCORPORATED                         1
  STANLEY ELECTRIC CO., LTD.                     2
  STANLEY LEISURE ORGANIZATION PLC               2
  STANLEY WORKS (THE)                            1
  STAR BANC CORP.                                1
  STAR MICRONICS CO., LTD.                       2
  STARRETT L.S. COMPANY (THE)                    1
  STATE STREET BOSTON CORPORATION                1
  STAVELEY INDUSTRIES PLC                        2
  STE DES BAINS DE MER & DU CERC DES ETRAN       2
  STE D'OXYGENE ET D'ACTYLENE D'EX. ORIENT       2
  STEEL TECHNOLOGIES, INC.                       1
  STEEL & TUBE HOLDINGS LTD.                     2
  STEFANEL SPA                                   2
  STELCO INC.                                    2
  STELUX HOLDINGS LIMITED                        2
  STEPAN COMPANY                                 1
  STERLING BANCORP                               1
  STERLING CHEMICALS, INC.                       1
  STERLING SOFTWARE, INC.                        1
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  STET - SOC. FINANZIARIA TELEFONICA PA          2
  STEWART INFORMATION SERVICES CORPORATION       1
  STEWART & STEVENSON SERVICES, INC.             1
  STOEHR & CO AG                                 2
  STONE & WEBSTER, INCORPORATED                  1
  STORA KOPPARBERGS BERGSLAGS AB                 2
  STOREHOUSE PLC                                 2
  STORK N.V.                                     2
  STRABAG BAU-AG                                 2
  STRABAG OESTERREICH AG                         2
  STRATUS COMPUTER, INC.                         1
  STRAWBRIDGE & CLOTHIER                         1
  STRIDE RITE CORPORATION (THE)                  1
  STRUCTURAL DYNAMICS RESEARCH CORPORATION       1
  STRYKER CORPORATION                            1
  STURM RUGER & COMPANY, INC.                    1
  STUTTGARTER BANK AG                            2
  ST. IVES PLC                                   2
  ST. JOE PAPER COMPANY                          1
  ST. JUDE MEDICAL, INCORPORATED                 1
  ST. LAWRENCE CEMENT INC.                       2
  ST. MOWDEN PROPERTIES PLC                      2
  ST. PAUL COMPANIES, INC. (THE)                 1
  ST.JOSEPH LIGHT & POWER COMPANY                1
  SUBARU ENTERPRISE CO., LTD.                    2
  SUED-CHEMIE AG                                 2
  SUEDELEKTRA HOLDING AG ZUG                     2
  SUEDZUCKER AG                                  2
  SUFFOLK BANCORP                                1
  SULZER AG                                      2
  SUMISHO COMPUTER SYSTEMS CORPORATION           2
  SUMITOMO BAKELITE COMPANY, LIMITED             2
  SUMITOMO BANK, LIMITED                         2
  SUMITOMO CONSTRUCTION CO., LTD.                2
  SUMITOMO CORPORATION                           2
  SUMITOMO DENSETSU CO., LTD.                    2
  SUMITOMO ELECTRIC INDUSTRIES, LTD.             2
  SUMITOMO FORESTRY CO., LTD.                    2
  SUMITOMO HEAVY INDUSTRIES, LTD.                2
  SUMITOMO LIGHT METAL INDUSTRIES, LTD.          2
  SUMITOMO MARINE & FIRE INSURANCE CO, LTD       2
  SUMITOMO METAL MINING CO., LTD.                2
  SUMITOMO OSAKA CEMENT CO.                      2
  SUMITOMO PRECISION PRODUCTS CO., LTD.          2
  SUMITOMO REALTY & DEVELOPMENT CO., LTD.        2
  SUMITOMO RUBBER INDUSTRIES, LTD.               2
  SUMITOMO SEIKA CHEMICALS CO., LTD.             2
  SUMITOMO SITIX CORPORATION                     2
  SUMITOMO TRUST & BANKING CO., LTD.             2
  SUMITOMO WAREHOUSE CO., LTD. (THE)             2
  SUMITOMO WIRING SYSTEMS, LTD.                  2
  SUMMIT BANCORPORATION (THE)                    1
  SUN ALLIANCE GROUP PLC                         2
  SUN COMPANY, INC.                              1
  SUN ENERGY PARTNERS L.P.                       1
  SUN HUNG KAI PROPERTIES LIMITED                2
  SUN HUNG KAI & CO. LIMITED                     2
  SUN MICROSYSTEMS, INC.                         1
  SUN WAVE CORPORATION                           2
  SUNAMERICA INC.                                1
  SUNDSTRAND CORPORATION                         1
  SUNGARD DATA SYSTEMS INC.                      1
  SUNRISE MEDICAL INC.                           1
  SUNSTAR INC.                                   2
  SUNTELEPHONE CO., LTD.                         2
  SUNTRUST BANKS, INC.                           1
  SUPER FOOD SERVICES, INC.                      1
  SUPERFOS A/S                                   2
  SUPERIOR INDUSTRIES INTERNATIONAL, INC.        1
  SUPERIOR SURGICAL MFG. CO. INC.                1
  SUPERVALU, INC.                                1
  SURGICAL CARE AFFILIATES INC                   1
  SURUGA BANK, LTD.                              2
  SUSQUEHANNA BANCSHARES, INC.                   1
  SUTER PLC                                      2
  SUZUKI MOTOR CORPORATION                       2
  SUZUTAN CO., LTD.                              2
  SVEDALA INDUSTRI AB                            2
  SVENSKA CELLULOSA AKTIEBOLAGET SCA             2
  SVENSKA HANDELSBANKEN                          2
  SWIFT ENERGY COMPANY                           1
  SWIRE PACIFIC LIMITED                          2
  SWISSLOG HOLDING AG                            2
  SYDKRAFT AB                                    2
  SYMBOL TECHNOLOGIES, INC.                      1
  SYNCOR INTERNATIONAL CORPORATION               1
  SYNOVUS FINANCIAL CORP.                        1
  SYNTHELABO SA                                  2
  SYP-INVEST OY                                  2
  SYSCO CORPORATION                              1
  SYSTEM SOFTWARE ASSOCIATES, INC.               1
  S. DYRUP & CO. A/S                             2
  S.G. WARBURG GROUP PLC                         2
  S.T. CHEMICAL CO., LTD.                        2
  T & N PLC                                      2
  TACHIHI ENTERPRISE CO., LTD.                   2
  TACHI-S CO., LTD.                              2
  TADANO, LTD.                                   2
  TAI CHEUNG HOLDINGS LTD                        2
  TAI SANG LAND DEVELOPMENT LIMITED              2
  TAIHEI DENGYO KAISHA, LTD.                     2
  TAIHEI KOGYO CO., LTD.                         2
  TAIHEIYO KOUHATSU INCORPORATED                 2
  TAIKISHA LTD.                                  2
  TAISEI CORPORATION                             2
  TAISEI FIRE & MARINE INSURANCE CO., LTD.       2
  TAISEI PREFAB CONSTRUCTION CO., LTD.           2
  TAISEI ROTEC CORPORATION                       2
  TAISHO PHARMACEUTICAL CO., LTD.                2
  TAITO CO., LTD.                                2
  TAITTINGER SA                                  2
  TAIYO SANSO CO., LTD.                          2
  TAIYO YUDEN CO., LTD.                          2
  TAKAOKA ELECTRIC MFG. CO., LTD.                2
  TAKARA SHUZO CO., LTD.                         2
  TAKARA STANDARD CO., LTD.                      2
  TAKARE PLC                                     2
  TAKASAGO INTERNATIONAL CORPORATION             2
  TAKASAGO THERMAL ENGINEERING CO.,LTD           2
  TAKASHIMA & CO., LTD.                          2
  TAKEDA CHEMICAL INDUSTRIES, LTD.               2
  TAKIRON CO., LTD.                              2
  TAKUMA CO., LTD.                               2
  TALISMAN ENERGY INC.                           2
  TAMBRANDS INC.                                 1
  TAMFELT OY AB                                  2
  TAMPELLA OY AB                                 2
  TAMURA CORPORATION                             2
  TANABE SEIYAKU CO., LTD.                       2
  TANDEM COMPUTERS INCORPORATED                  1
  TANDY CORPORATION                              1
  TANDYCRAFTS, INC.                              1
  TANSEISHA CO., LTD.                            2
  TARRAGON OIL & GAS LIMITED                     2
  TASAKI SHINJU CO., LTD.                        2
  TATE & LYLE PLC                                2
  TATSUTA ELECTRIC WIRE & CABLE CO., LTD.        2
  TBC CORPORATION                                1
  TCA CABLE TV, INC.                             1
  TCBY ENTERPRISES, INC.                         1
  TCG INTERNATIONAL INC.                         2
  TDK CORP.                                      2
  TDK CORP.                                      1
  TECH DATA CORPORATION                          1
  TECHNITROL, INC.                               1
  TECH-SYM CORPORATION                           1
  TECK CORPORATION                               2
  TECNOST SPA                                    2
  TECO ENERGY, INCORPORATED                      1
  TECUMSEH PRODUCTS COMPANY                      1
  TEIJIN LIMITED                                 2
  TEIJIN SEIKI CO., LTD.                         2
  TEIKOKU HORMONE MFG. CO., LTD.                 2
  TEIKOKU OIL CO., LTD.                          2
  TEIKOKU PISTON RING CO., LTD.                  2
  TEIKOKU TSUSHIN KOGYO CO., LTD.                2
  TEISAN KABUSHIKI KAISHA                        2
  TEJON RANCH COMPANY                            1
  TEKKEN CORPORATION                             2
  TEKTRONIX, INC.                                1
  TELE DANMARK A/S                               2
  TELECO CAVI SPA                                2
  TELECOM CORPORATION OF NEW ZEALAND             2
  TELECOM ITALIA SPA                             2
  TELEFLEX, INCORPORATED                         1
  TELEFONAKTIEBOLAGET LM ERICSSON                2
  TELEFONICA DE ESPANA, S.A.                     2
  TELEFONOS DE MEXICO S.A. DE C.V.               2
  TELEGLOBE INC.                                 2
  TELEPHONE AND DATA SYSTEMS, INC.               1
  TELEVISION BROADCASTS LIMITED                  2
  TELEVISION FRANCAISE 1 SA-TF1                  2
  TELLABS, INC.                                  1
  TELUS CORPORATION                              2
  TELXON CORPORATION                             1
  TEMPLE-INLAND INC.                             1
  TENMA CORPORATION                              2
  TENNANT COMPANY                                1
  TENNECO INC.                                   1
  TERADYNE, INC.                                 1
  TERAOKA SEISAKUSHO CO., LTD.                   2
  TERRA INDUSTRIES, INC.                         1
  TESAC CORPORATION                              2
  TESCO PLC                                      2
  TESSENDERLO CHEMIE SA                          2
  TEXACO INCORPORATED                            1
  TEXAS INDUSTRIES INC.                          1
  TEXAS INSTRUMENTS INCORPORATED                 1
  TEXAS UTILITIES COMPANY                        1
  TEXTRON INC.                                   1
  THAMES WATER PLC                               2
  THE BERKELEY GROUP PLC                         2
  THE BOC GROUP PLC                              2
  THE BODDINGTON GROUP PLC                       2
  THE MAYFLOWER CORPORATION PLC                  2
  THE MERSEY DOCKS AND HARBOUR COMPANY           2
  THE MORGAN CRUCIBLE COMPANY PLC                2
  THE ROYAL BANK OF SCOTLAND GROUP PLC           2
  THERMEDICS INC.                                1
  THERMO ELECTRON CORPORATION                    1
  THERMO INSTRUMENT SYSTEMS INC.                 1
  THIOKOL CORPORATION                            1
  THOMAS INDUSTRIES INC.                         1
  THOMAS & BETTS CORPORATION                     1
  THOMSON CORPORATION                            2
  THOR INDUSTRIES, INCORPORATED                  1
  THORN EMI PLC                                  2
  THORNTONS PLC                                  2
  THUEGA AG                                      2
  THYSSEN INDUSTRIE AG                           2
  TH. GOLDSCHMIDT AG                             2
  TIAN TECK LAND LIMITED                         2
  TIBBETT & BRITTEN GROUP                        2
  TIDEWATER INC.                                 1
  TIDNINGS AB MARIEBERG                          2
  TIETOTEHDAS OY                                 2
  TIFFANY & CO.                                  1
  TILBURY DOUGLAS PLC                            2
  TIME PRODUCTS PLC                              2
  TIMES MIRROR COMPANY (THE)                     1
  TIMKEN COMPANY (THE)                           1
  TJ INTERNATIONAL, INC.                         1
  TJX COMPANIES, INC.(THE)                       1
  TKC CORPORATION                                2
  TNP ENTERPRISES, INC.                          1
  TOA CORPORATION                                2
  TOA DORO KOGYO CO., LTD.                       2
  TOA OIL CO., LTD.                              2
  TOA STEEL CO., LTD.                            2
  TOAGOSEI COMPANY LTD.                          2
  TOBU RAILWAY CO., LTD.                         2
  TOBU STORE CO., LTD.                           2
  TOC CO., LTD.                                  2
  TOCHIGI BANK, LTD.                             2
  TOCHIGI FUJI INDUSTRIAL CO., LTD.              2
  TODA CORPORATION                               2
  TODA KOGYO CORPORATION                         2
  TODENTU CORPORATION                            2
  TOEI COMPANY, LTD.                             2
  TOENEC CORPORATION                             2
  TOHO BANK LTD.                                 2
  TOHO CO., LTD.                                 2
  TOHO GAS CO., LTD.                             2
  TOHO RAYON CO., LTD.                           2
  TOHO REAL ESTATE CO., LTD.                     2
  TOHO ZINC CO., LTD.                            2
  TOHOKU ELECTRIC POWER COMPANY, INC.            2
  TOHOKU TELECOMMUNICATIONS CONSTRUCTION         2
  TOHTO SUISAN CO., LTD.                         2
  TOKAI BANK, LIMITED                            2
  TOKAI RIKA CO. LTD.                            2
  TOKICO, LTD.                                   2
  TOKIN CORPORATION                              2
  TOKIO MARINE & FIRE INSURANCE CO               2
  TOKO ELECTRIC CORPORATION                      2
  TOKO, INC.                                     2
  TOKUSHU PAPER MFG. CO., LTD.                   2
  TOKUYAMA CORPORATION                           2
  TOKYO BROADCASTING SYSTEM, INC.                2
  TOKYO DENKI KOMUSHO CO., LTD.                  2
  TOKYO DOME CORPORATION                         2
  TOKYO ELECTRIC POWER CO., INC., THE            2
  TOKYO ELECTRON LIMITED                         2
  TOKYO GAS CO., LTD.                            2
  TOKYO KAIKAN CO., LTD.                         2
  TOKYO OHKA KOGYO CO., LTD                      2
  TOKYO PRINTING INK MFG. CO., LTD.              2
  TOKYO RAKUTENCHI CO., LTD.                     2
  TOKYO ROPE MFG. CO., LTD.                      2
  TOKYO SOIR CO., LTD.                           2
  TOKYO STEEL MANUFACTURING CO., LTD.            2
  TOKYO STYLE CO., LTD.                          2
  TOKYO TANABE CO., LTD.                         2
  TOKYO TATEMONO CO., LTD.                       2
  TOKYO TEKKO CO., LTD.                          2
  TOKYO THEATRES COMPANY INCORPORATED            2
  TOKYO TOMIN BANK, LIMITED                      2
  TOKYOTOKEIBA CO., LTD.                         2
  TOKYU CAR CORPORATION                          2
  TOKYU CONSTRUCTION CO., LTD.                   2
  TOKYU CORPORATION                              2
  TOKYU DEPARTMENT STORE CO. LTD.                2
  TOKYU HOTEL CHAIN CO., LTD.                    2
  TOKYU LAND CORPORATION                         2
  TOKYU STORE CHAIN CO., LTD.                    2
  TOLI CORPORATION                               2
  TOLL BROTHERS, INC.                            1
  TOLMEX SA DE CV                                2
  TOMKINS PLC                                    2
  TOMOE CORPORATION                              2
  TOMOEGAWA PAPER CO. LTD.                       2
  TOMOKU CO., LTD.                               2
  TOMPKINS COUNTY TRUST CO                       1
  TONAMI TRANSPORTATION CO., LTD.                2
  TONEN CORPORATION                              2
  TOOTSIE ROLL INDUSTRIES, INC.                  1
  TOPPAN PRINTING CO., LTD.                      2
  TOPPS COMPANY INC. (THE)                       1
  TOPRE CORPORATION                              2
  TOPS ESTATES PLC                               2
  TOPY INDUSTRIES, LIMITED                       2
  TORAY INDUSTRIES, INC.                         2
  TORCHMARK CORPORATION                          1
  TORISHIMA PUMP MFG. CO., LTD.                  2
  TORO ASSICURAZIONI CIA ANOMIA D'ASSICU.        2
  TORO COMPANY (THE)                             1
  TORONTO DOMINION BANK (THE)                    2
  TORONTO SUN PUBLISHING CORPORATION             2
  TORSTAR CORPORATION                            2
  TOSCO CORPORATION                              1
  TOSHIBA CORPORATION                            2
  TOSHIBA ENGINEERING & CONSTRUCTION CO.         2
  TOSHIBA MACHINE CO., LTD.                      2
  TOSHO PRINTING COMPANY, LIMITED                2
  TOSHOKU LTD.                                   2
  TOSTEM CORPORATION                             2
  TOTAL SA                                       2
  TOTAL SYSTEM SERVICES, INC.                    1
  TOTENKO CO., LTD.                              2
  TOTETSU KOGYO CO., LTD.                        2
  TOTO LTD.                                      2
  TOTOKU ELECTRIC CO., LTD.                      2
  TOWN CENTRE SECURITIES PLC                     2
  TOYAMA CHEMICAL CO., LTD.                      2
  TOYO ALUMINIUM K.K.                            2
  TOYO CHEMICAL CO., LTD.                        2
  TOYO COMMUNICATION EQUIPMENT CO. LTD           2
  TOYO CONSTRUCTION CO., LTD.                    2
  TOYO CORPORATION                               2
  TOYO EXTERIOR CO., LTD                         2
  TOYO INK MFG. CO., LTD.                        2
  TOYO KANETSU K.K.                              2
  TOYO KOHAN CO., LTD.                           2
  TOYO RADIATOR CO., LTD.                        2
  TOYO SANSO CO., LTD.                           2
  TOYO SEIKAN KAISHA, LTD.                       2
  TOYO SHUTTER CO., LTD.                         2
  TOYO SUISAN KAISHA, LTD.                       2
  TOYO TRUST & BANKING COMPANY, LIMITED          2
  TOYO WAREHOUSE CO., LTD.                       2
  TOYO WHARF & WAREHOUSE CO., LTD.               2
  TOYOBO CO., LTD.                               2
  TOYODA AUTOMATIC LOOM WORKS, LTD.              2
  TOYODA BOSHOKU CORPORATION                     2
  TOYOTA AUTO BODY CO., LTD.                     2
  TOYOTA MOTOR CORPORATION                       2
  TOYOTA TSUSHO CORPORATION                      2
  TOYS R US, INC.                                1
  TRACTEBEL SA                                   2
  TRAFFORD PARK ESTATES PLC                      2
  TRAK AUTO CORPORATION                          1
  TRANS MOUNTAIN PIPE LINE CO. LTD.              2
  TRANS WORLD ENTERTAINMENT CORPORATION          1
  TRANSAMERICA CORPORATION                       1
  TRANSATLANTIC HOLDINGS, INC                    1
  TRANSCANADA PIPELINES LIMITED                  2
  TRANSPORT DEVELOPMENT GROUP PLC                2
  TRANSPORTACION MARITIMA MEXICANA               2
  TRANSTECHNOLOGY CORPORATION                    1
  TRANZONIC COMPANIES                            1
  TRAVELERS, INC., (THE)                         1
  TRAVIS PERKINS PLC                             2
  TRC COMPANIES, INC.                            1
  TREDEGAR INDUSTRIES, INC.                      1
  TRENWICK GROUP, INC.                           1
  TRI LINK RESOURCES LTD.                        2
  TRIBUNE COMPANY                                1
  TRICO PRODUCTS CORPORATION                     1
  TRIMAC LIMITED                                 2
  TRIMAS CORPORATION                             1
  TRINITY INDUSTRIES, INC.                       1
  TRINITY INTERNATIONAL HOLDINGS PLC.            2
  TRINOVA CORPORATION                            1
  TRIPLEX LLOYD PLC                              2
  TRIUMPH INTERNATIONAL AG                       2
  TRUE NORTH COMMUNICATIONS, INC.                1
  TRUST COMPANY OF NEW JERSEY, (THE)             1
  TRUSTCO BANK CORP. N.Y.                        1
  TRUSTMARK CORPORATION                          1
  TRW INC.                                       1
  TRYGG-HANSA SPP HOLDING AB                     2
  TSB GROUP PLC                                  2
  TSENG LABS, INC.                               1
  TSUBAKIMOTO CHAIN CO.                          2
  TSUBAKIMOTO MACHINERY & ENGINEERING CO.        2
  TSUBAKIMOTO PRECISION PRODUCTS CO., LTD.       2
  TSUDAKOMA CORP.                                2
  TSUKAMOTO CO., LTD.                            2
  TSUKIJI UOICHIBA COMPANY, LIMITED              2
  TSUKISHIMA KIKAI CO., LTD.                     2
  TSUTSUNAKA PLASTIC INDUSTRY CO., LTD.          2
  TT GROUP PLC                                   2
  TUBEMAKERS OF AUSTRALIA LIMITED                2
  TUSCARORA INCORPORATED                         1
  TVE (HOLDINGS) LTD                             2
  TVX GOLD INC.                                  2
  TWIN DISC, INCORPORATED                        1
  TYCO INTERNATIONAL, LTD.                       1
  TYLER CORPORATION                              1
  TYSON FOODS, INC.                              1
  T.I. GROUP PLC                                 2
  U S WEST, INCORPORATED                         1
  UAP INC.                                       2
  UBE INDUSTRIES, LTD.                           2
  UCB SA                                         2
  UCHIDA YOKO CO., LTD.                          2
  UDO HOLDINGS PLC                               2
  UEKI CORPORATION                               2
  UGI CORPORATION                                1
  UIF-UNION IMMOBILIERE DE FRANCE SA             2
  UJB FINANCIAL CORP.                            1
  ULSTER PETROLEUM LTD.                          2
  UMB FINANCIAL CORPORATION                      1
  UNC INCORPORATED                               1
  UNIBAIL SA                                     2
  UNICEM SPA                                     2
  UNI-CHARM CORPORATION                          2
  UNICHEM PLC                                    2
  UNICOM CORP.                                   1
  UNIDANMARK A/S                                 2
  UNIDARE PLC                                    2
  UNIDEN CORPORATION                             2
  UNIFIRST CORPORATION                           1
  UNIFI, INC.                                    1
  UNIGATE PLC                                    2
  UNILEVER N.V.                                  2
  UNILEVER PLC                                   2
  UNIMAR COMPANY                                 1
  UNION CAMP CORPORATION                         1
  UNION CARBIDE CORPORATION                      1
  UNION CORPORATION (THE)                        1
  UNION ELECTRIC COMPANY                         1
  UNION ELECTRICA-FENOSA, S.A.                   2
  UNION PACIFIC CORPORATION                      1
  UNION PLANTERS CORPORATION                     1
  UNION TEXAS PETROLEUM HOLDINGS, INC.           1
  UNIPAPEL S.A.                                  2
  UNISIA JECS CORPORATION                        2
  UNISYS CORPORATION                             1
  UNIT CORPORATION                               1
  UNITECH PLC                                    2
  UNITED ASSET MANAGEMENT CORPORATION            1
  UNITED BISCUITS (HOLDINGS) PLC                 2
  UNITED CAROLINA BANCSHARES CORPORATION         1
  UNITED CITIES GAS COMPANY                      1
  UNITED COMPANIES FINANCIAL CORPORATION         1
  UNITED CORPORATIONS LTD.                       2
  UNITED DOMINION INDUSTRIES LTD.                2
  UNITED FIRE & CASUALTY COMPANY                 1
  UNITED HEALTHCARE CORPORATION                  1
  UNITED ILLUMINATING COMPANY (THE)              1
  UNITED INDUSTRIAL CORPORATION                  1
  UNITED INSURANCE COMPANIES, INC.               1
  UNITED NATIONAL BANCORP                        1
  UNITED NEWSPAPERS PLC                          2
  UNITED STATES BANCORPORATION                   1
  UNITED STATES BANKNOTE CORPORATION             1
  UNITED STATES SHOE CORPORATION (THE)           1
  UNITED STATES SURGICAL CORPORATION             1
  UNITED STATIONERS INC.                         1
  UNITED TECHNOLOGIES CORPORATION                1
  UNITED TELEVISION, INC.                        1
  UNITED WATER RESOURCES, INC.                   1
  UNITOR AS                                      2
  UNITRODE CORPORATION                           1
  UNIVAR CORPORATION                             1
  UNIVERSAL CORPORATION                          1
  UNIVERSAL FOODS CORPORATION                    1
  UNIVERSAL HEALTH SERVICES, INC.                1
  UNO RESTAURANT CORPORATION                     1
  UNOCAL CORPORATION                             1
  UNR INDUSTRIES, INC.                           1
  UNUM CORPORATION                               1
  UNY CO., LTD.                                  2
  UPJOHN COMPANY (THE)                           1
  UPPER PENINSULA ENERGY CORPORATION             1
  USF & G CORPORATION                            1
  USHIO INC.                                     2
  USLICO CORPORATION                             1
  USLIFE CORPORATION                             1
  UST, INC.                                      1
  USX-MARATHON GROUP, INC.                       1
  UTILICORP UNITED INC.                          1
  U.S. FACILITIES CORPORATION                    1
  U.S. HEALTHCARE, INC                           1
  U.S. HOME CORPORATION                          1
  U.S. RESTAURANT PROPERTIES MASTER LP           1
  U.S. TRUST CORPORATION                         1
  VAISALA OY                                     2
  VAKUUTUSOSAKEYHTIO SAMPO                       2
  VALEO SA                                       2
  VALERO ENERGY CORPORATION                      1
  VALLEHERMOSO S.A.                              2
  VALLEN CORPORATION                             1
  VALLEY NATIONAL BANCORP                        1
  VALLOUREC SA                                   2
  VALMET OY                                      2
  VALMONT INDUSTRIES, INC.                       1
  VALSPAR CORPORATION (THE)                      1
  VALUE LINE, INC.                               1
  VARCO INTERNATIONAL, INC.                      1
  VARIAN ASSOCIATES, INC.                        1
  VARITY CORPORATION                             1
  VARLEN CORPORATION                             1
  VARTA AG                                       2
  VAUX GROUP PLC                                 2
  VEBA AG                                        2
  VENTURE STORES, INC.                           1
  VEREENIGDE GLASFABRIEKEN N.V.                  2
  VEREINIGTE ELEKTRIZITAETSWERKE WESTFALEN       2
  VEREINS- UND WESTBANK AG                       2
  VERIFONE INC.                                  1
  VERMONT FINANCIAL SERVICES CORP.               1
  VERSA TECHNOLOGIES, INC.                       1
  VERSICHERUNGSANSTALT DER BUNDESLANDER AG       2
  VERWALTUNGS-UND PRIVAT-BANK AG VADUZ           2
  VETROPACK HOLDING AG                           2
  VIA BANQUE SA                                  2
  VIACOM, INC.                                   1
  VIAG AG                                        2
  VIA-GENERALE DE TRANSPORT ET D'INDUSTRIE       2
  VICEROY RESOURCE CORPORATION                   2
  VICKERS PLC                                    2
  VICOR CORPORATION                              1
  VICORP RESTAURANTS, INC.                       1
  VICTAULIC PLC                                  2
  VICTORIA HOLDING AG                            2
  VICTORIA VERSICHERUNG AG                       2
  VIDRALA S.A.                                   2
  VIGORO CORPORATION, (THE)                      1
  VILLAGE ROADSHOW LIMITED                       2
  VILLEROY & BOCH AG                             2
  VINTEN GROUP PLC                               2
  VIRBAC SA                                      2
  VISCOFAN, S.A.                                 2
  VISHAY INTERTECHNOLOGY, INC.                   1
  VITAL FORSIKRING A.S                           2
  VITRO SOCIEDAD ANOMINA                         2
  VITTORIA ASSICURAZIONI SPA                     2
  VIVRA INCORPORATED                             1
  VK MUEHLEN AG                                  2
  VLSI TECHNOLOGY, INC.                          1
  VODAFONE GROUP PLC                             2
  VOLEX GROUP PLC                                2
  VOLT INFORMATION SCIENCES, INC.                1
  VOLVO AB                                       2
  VONS COMPANIES, INC., (THE)                    1
  VONTOBEL HOLDING AG                            2
  VORARLBERGER KRAFTWERKE AG                     2
  VOSPER THORNYCROFT HOLDINGS PLC                2
  VOSSLOH AG                                     2
  VSEL PLC                                       2
  VULCAN MATERIALS COMPANY                       1
  VWR CORPORATION                                1
  V.F. CORPORATION                               1
  WABAN INC.                                     1
  WACHOVIA CORPORATION                           1
  WACKENHUT CORPORATION (THE)                    1
  WACOAL CORP.                                   2
  WAGON INDUSTRIAL HOLDINGS PLC                  2
  WAINOCO OIL CORPORATION                        1
  WAKACHIKU CONSTRUCTION CO., LTD.               2
  WAKAMOTO PHARMACEUTICAL CO., LTD.              2
  WAKITA & CO., LTD.                             2
  WALBRO CORP.                                   1
  WALGREEN CO.                                   1
  WALKER GREENBANK PLC                           2
  WALLACE COMPUTER SERVICES, INC.                1
  WAL-MART STORES, INC.                          1
  WALTER BAU-AG                                  2
  WALTER RENTSCH HOLDING AG                      2
  WARDLE STOREYS PLC                             2
  WARNACO GROUP, INC., (THE)                     1
  WARNER ESTATE HOLDINGS PLC                     2
  WARNER-LAMBERT COMPANY                         1
  WARNFORD INVESTMENTS PLC                       2
  WASCANA ENERGY INC                             2
  WASHINGTON ENERGY COMPANY                      1
  WASHINGTON GAS LIGHT COMPANY                   1
  WASHINGTON H SOUL PATTINSON & CO LIMITED       2
  WASHINGTON NATIONAL CORPORATION                1
  WASHINGTON POST COMPANY (THE)                  1
  WASHINGTON WATER POWER COMPANY                 1
  WASSALL PLC                                    2
  WATERFORD FOODS PLC                            2
  WATKINS-JOHNSON COMPANY                        1
  WATMOUGHS (HOLDINGS) PLC                       2
  WATSON & PHILIP PLC                            2
  WATTS BLAKE BEARNE & CO PLC                    2
  WATTS INDUSTRIES INC.                          1
  WATTYL LIMITED                                 2
  WAUSAU PAPER MILLS COMPANY                     1
  WAVERLY, INC.                                  1
  WD-40 COMPANY                                  1
  WEINGARTEN REALTY INVESTORS                    1
  WEIR GROUP PLC                                 2
  WEIS MARKETS, INC.                             1
  WELDWOOD OF CANADA LIMITED                     2
  WELLA AG                                       2
  WELLCOME PLC                                   2
  WELLMAN, INC.                                  1
  WELLS FARGO & COMPANY                          1
  WELSH WATER PLC                                2
  WENDY'S INTERNATIONAL, INC.                    1
  WERNER ENTERPRISES, INC.                       1
  WERNER SODERSTROM OY                           2
  WERU AG                                        2
  WESFARMERS LIMITED                             2
  WESSEX WATER PLC                               2
  WEST COMPANY, INCORPORATED (THE)               1
  WEST FRASER TIMBER CO. LTD.                    2
  WEST ONE BANCORP                               1
  WESTAMERICA BANCORPORATION                     1
  WESTBURY PLC                                   2
  WESTCOAST ENERGY INC                           2
  WESTERN COMPANY OF NORTH AMERICA (THE)         1
  WESTERN DIGITAL CORPORATION                    1
  WESTERN GAS RESOURCES, INC.                    1
  WESTERN MINING CORPORATION HOLDINGS LTD        2
  WESTERN RESOURCES, INC.                        1
  WESTERN WASTE INDUSTRIES                       1
  WESTFIELD HOLDINGS LIMITED                     2
  WESTON (GEORGE) LIMITED                        2
  WESTPAC BANKING CORPORATION                    2
  WESTPAC BANKING CORPORATION                    1
  WESTRALIAN SANDS LIMITED                       2
  WESTVACO CORPORATION                           1
  WEYCO GROUP, INC.                              1
  WEYERHAEUSER COMPANY                           1
  WHARF RESOURCES LIMITED                        2
  WHARF (HOLDINGS) LIMITED                       2
  WHATMAN PLC                                    2
  WHEELABRATOR TECHNOLOGIES INC.                 1
  WHEELOCK AND COMPANY LTD.                      2
  WHIRLPOOL CORPORATION                          1
  WHITBREAD PLC                                  2
  WHITMAN CORPORATION                            1
  WHITTAKER CORPORATION                          1
  WIC WESTERN INTERNATIONAL COMMUNICATIONS       2
  WICOR INC.                                     1
  WIENERBERGER BAUSTOFFINDUSTRIE AG              2
  WILH. WILHELMSEN LIMITED AS                    2
  WILLAMETTE INDUSTRIES, INC                     1
  WILLCOX & GIBBS                                1
  WILLIAM BAIRD PLC                              2
  WILLIAM COOK PLC                               2
  WILLIAMS COMPANIES, INC. (THE)                 1
  WILLIAMS HOLDINGS PLC                          2
  WILLIAMS-SONOMA, INC.                          1
  WILLIS CORROON GROUP PLC                       2
  WILMINGTON TRUST CORPORATION                   1
  WILSON BOWDEN PLC                              2
  WILSON & HORTON LIMITED                        2
  WILSON (CONNOLLY) HOLDINGS PLC                 2
  WINDMERE CORPORATION                           1
  WING LUNG BANK LTD.                            2
  WING ON COMPANY INTERNATIONAL LIMITED          2
  WING ON INTERNATIONAL (HOLDINGS) LIMITED       2
  WINN-DIXIE STORES, INCORPORATED                1
  WINNEBAGO INDUSTRIES, INC.                     1
  WINSOR INDUSTRIAL CORPORATION LTD.             2
  WINTERTHUR SCHWEIZER. VERSICHERUNGS GES.       2
  WISCONSIN ENERGY CORP                          1
  WISER OIL COMPANY (THE)                        1
  WITCO CORPORATION                              1
  WMF WUERTTEMBERGISCHE METALLWARENFAB. AG       2
  WMH WALTER MEIER HOLDING AG                    2
  WMS INDUSTRIES, INC.                           1
  WMX TECHNOLOGIES, INC.                         1
  WM. MORRISON SUPERMARKETS PLC                  2
  WOLOHAN LUMBER CO.                             1
  WOLSELEY PLC                                   2
  WOLTERS KLUWER N.V.                            2
  WOLVERHAMPTON & DUDLEY BREWERIES PLC           2
  WOLVERINE WORLD WIDE, INC.                     1
  WOODCHESTER INVESTMENTS PLC                    2
  WOODHEAD INDUSTRIES, INC.                      1
  WOODSIDE PETROLEUM LIMITED                     2
  WORMS ET COMPAGNIE                             2
  WORTHEN BANKING CORPORATION                    1
  WORTHINGTON INDUSTRIES, INC.                   1
  WPL HOLDINGS, INC.                             1
  WPS RESOURCES CORPORATION                      1
  WRIGLEY (WM) JR. COMPANY                       1
  WUERTTEMBERGISCHE AG VERSICHERUNGS-BET.        2
  WYLE ELECTRONICS                               1
  WYNN'S INTERNATIONAL, INC.                     1
  W.D. & H.O. WILLS HOLDINGS LIMITED             2
  XEROX CANADA INC.                              2
  XILINX INC.                                    1
  X-RITE, INCORPORATED                           1
  XTRA CORPORATION                               1
  XYPLEX, INC.                                   1
  Y J LOVELL (HOLDINGS) PLC                      2
  YAHAGI CONSTRUCTION CO., LTD.                  2
  YAKULT HONSHA CO., LTD.                        2
  YAMAGATA BANK, LTD.                            2
  YAMAGUCHI BANK LTD.                            2
  YAMAHA CORPORATION                             2
  YAMAHA MOTOR CO., LTD.                         2
  YAMAMURA GLASS CO., LTD.                       2
  YAMANASHI CHUO BANK, LTD.                      2
  YAMANOUCHI PHARMACEUTICAL CO., LTD.            2
  YAMATAKE-HONEYWELL CO., LTD.                   2
  YAMATANE CORPORATION                           2
  YAMATO INTERNATIONAL INC.                      2
  YAMATO KOGYO CO., LTD.                         2
  YAMATO TRANSPORT CO., LTD.                     2
  YAMAZAKI BAKING CO., LTD.                      2
  YANKEE ENERGY SYSTEM, INC.                     1
  YAOHAN JAPAN CORPORATION                       2
  YASUDA FIRE & MARINE INSURANCE CO.             2
  YASUDA TRUST & BANKING COMPANY, LIMITED        2
  YELLOW CORPORATION                             1
  YODOGAWA STEEL WORKS LTD.                      2
  YOKOGAWA BRIDGE CORP.                          2
  YOKOGAWA ELECTRIC CORPORATION                  2
  YOKOHAMA REITO CO., LTD                        2
  YOKOHAMA RUBBER COMPANY, LIMITED               2
  YOMEISHU SEIZO CO., LTD.                       2
  YOMIURI LAND CO., LTD.                         2
  YONDENKO CORPORATION                           2
  YORK INTERNATIONAL CORPORATION                 1
  YORK-BENIMARU CO., LTD.                        2
  YORKSHIRE CHEMICALS PLC                        2
  YORKSHIRE ELECTRICITY GROUP PLC                2
  YORKSHIRE WATER PLC                            2
  YORKSHIRE-TYNE TEES TELEVISION HLDGS PLC       2
  YOSHIHARA OIL MILL, LTD.                       2
  YOSHIMOTO KOGYO CO., LTD.                      2
  YOSHITOMI PHARMACEUTICAL INDUSTRIES, LTD       2
  YUASA CORPORATION                              2
  YUASA TRADING CO., LTD.                        2
  YULE CATTO & CO., PLC                          2
  YURTEC CORPORATION                             2
  YUSHIRO CHEMICAL INDUSTRY CO., LTD.            2
  ZAPATA CORPORATION                             1
  ZARDOYA OTIS S.A.                              2
  ZENCHIKU COMPANY LIMITED                       2
  ZENITAKA CORPORATION                           2
  ZENITH NATIONAL INSURANCE CORP.                1
  ZERO CORPORATION                               1
  ZEXEL CORPORATION                              2
  ZIONS BANCORPORATION                           1
  Z-LAENDERBANK BANK AUSTRIA AG                  2
  ZODIAC SA                                      2
  ZUERCHER ZIEGELEIEN HOLDING                    2
  ZUERICH VERSICHERUNGS-GESELLSCHAFT             2
  ZUGER KANTONALBANK AG                          2
  ZURN INDUSTRIES, INC.                          1




NOTE 1:INCLUDED IN U.S. INDEX
NOTE 2:INCLUDED IN INTERNATIONAL INDEX (EXCL. U.S.)

HONG KONG NATIONAL EQUITY INDEX
  AMOY PROPERTIES  LIMITED
  ASIA FINANCIAL HOLDINGS  LIMITED
  BANK OF EAST ASIA,  LIMITED
  CAFE DE CORAL  HOLDINGS  LIMITED
  CATHAY PACIFIC  AIRWAYS  LIMITED
  CHEUNG  KONG  (HOLDINGS)  LIMITED
  CHINA  AEROSPACE INTERNATIONAL  HDGS LTD
  CHINA LIGHT & POWER  COMPANY,  LIMITED
  CHINA MOTOR BUS CO., LTD.
  CITIC PACIFIC LTD.
  C.P. POKPHAND CO. LTD
  DAIRY FARM INTERNATIONAL HOLDINGS LTD.
  DICKSON CONCEPTS (INTERNATIONAL) LIMITED
  FIRST ASIA INTERNATIONAL HDG LTD
  FIRST PACIFIC COMPANY LIMITED
  GRAND HOTEL HOLDINGS LTD
  GREAT EAGLE HOLDINGS LIMITED
  GUOCO GROUP LTD
  HANG  LUNG  DEVELOPMENT  COMPANY  LIMITED
  HANG SENG  BANK  LIMITED
  HENDERSON INVESTMENT  LIMITED
  HENDERSON  LAND  DEVELOPMENT  CO LTD
  HONG  KONG  AIRCRAFT ENGINEERING COMPANY
  HONG KONG AND CHINA GAS COMPANY LIMITED
  HONG KONG ELECTRIC  HOLDINGS  LIMITED
  HONG KONG FERRY (HOLDINGS) CO. LTD.
  HONG KONG REALTY & TRUST CO.  LTD
  HONG KONG  TELECOMMUNICATIONS  LTD.
  HONGKONG  AND  SHANGHAI  HOTELS, LIMITED
  HONGKONG LAND HOLDINGS LTD
  HOPEWELL HOLDINGS LIMITED
  HSBC HOLDINGS PLC  (HK $)
  HUTCHISON  WHAMPOA  LIMITED
  HYSAN  DEVELOPMENT  COMPANY  LIMITED
  IMC HOLDINGS  LTD
  JARDINE  INTERNATIONAL  MOTOR  HOLDINGS  LTD
  JARDINE  MATHESON HOLDINGS LIMITED
  JARDINE STRATEGIC  HOLDINGS LIMITED
  JOHNSON ELECTRIC HOLDINGS LIMITED
  KOWLOON  MOTOR BUS COMPANY  (1933) LTD
  KWONG SANG HONG  INTERNATIONAL  LTD.
  LAI SUN GARMENT  INTERNATIONAL LTD
  LAM SOON (HONG KONG) LIMITED
  LIU CHONG HING  INVESTMENT  LTD
  MANDARIN  ORIENTAL   INTERNATIONAL   LIMITED
  MELBOURNE  ENTERPRISES LIMITED
  MIRAMAR HOTEL & INVESTMENT CO., LTD.
  NEW WORLD DEVELOPMENT CO LIMITED
  ORIENT  OVERSEAS  INTERNATIONAL  LTD
  ORIENT  TELECOM &  TECHNOLOGY  HOLDINGS
  PALIBURG INTERNATIONAL HOLDING LIMITED
  PEREGRINE INVESTMENTS HOLDINGS  LIMITED
  PLAYMATES  PROPERTIES  HOLDINGS LIMITED
  REALTY DEVELOPMENT CORP.
  REGAL  HOTELS INTERNATIONAL  HOLDINGS LTD.
  SEMI-TECH (GLOBAL) CO., LTD.
  SHAW BROTHERS (HONG KONG)  LIMITED
  SHUN TAK  HOLDINGS  LIMITED
  SIME DARBY HONG KONG LIMITED
  SINCERE CO. LTD.
  SOUTH CHINA  MORNING  POST  (HOLDINGS)  LTD
  STELUX  HOLDINGS LIMITED
  SUN HUNG KAI  PROPERTIES  LIMITED
  SUN HUNG KAI & CO.  LIMITED
  SWIRE PACIFIC  LIMITED
  TAI CHEUNG  HOLDINGS  LTD
  TAI SANG LAND  DEVELOPMENT  LIMITED
  TELEVISION  BROADCASTS LIMITED
  TIAN TECK LAND LIMITED
  TVE (HOLDINGS) LTD
  WHARF  (HOLDINGS)  LIMITED
  WHEELOCK  AND COMPANY  LTD.
  WING LUNG BANK LTD.
  WING ON COMPANY INTERNATIONAL LIMITED
  WING ON INTERNATIONAL  (HOLDINGS) LIMITED
  WINSOR INDUSTRIAL CORPORATION LTD.


IRELAND NATIONAL EQUITY INDEX
  ALLIED IRISH BANKS PLC
  ANGLO IRISH BANK CORPORATION PLC
  ARAN ENERGY PLC
  AVONMORE FOODS PLC
  BANK OF IRELAND
  CLONDALKIN GROUP PLC
  CRH PLC
  ELAN CORPORATION PLC
  FITZWILTON PLC
  FLOGAS PLC
  FYFFES PLC
  GREENCORE GROUP PLC
  HIBERNIAN GROUP PLC
  INDEPENDENT NEWSPAPERS PLC
  IRISH LIFE PLC
  JEFFERSON SMURFIT GROUP PLC
  KERRY GROUP PLC
  UNIDARE PLC
  WATERFORD FOODS PLC
  WOODCHESTER INVESTMENTS PLC


ITALIAN NATIONAL EQUITY INDEX
  AEDES SPA - LIGURE LOMB. IMPRESE E CONST
  ALLEANZA ASSICURAZIONI SPA
  ARNOLDO MONDADORI EDITORE SPA
  ASSICURAZIONI GENERALI SPA
  AUTOSTRADE - CON. E COST. AUTOSTRADE SPA
  AVIR FINANZIARIA SPA
  BANCA AGRICOLA MANTOVANA SCRL
  BANCA AGRICOLA MILANESE SPA
  BANCA DELLA PROVINCIA DI NAPOLI SPA
  BANCA DI ROMA
  BANCA FIDEURAM SPA
  BANCA NAZIONALE DEL LAVORO SPA
  BANCA POPOLARE  DELL'EMILIA ROMAGNA SCARL
  BANCA POPOLARE DI BERGAMO-CRED VARESINO
  BANCA POPOLARE DI CREMA SCARL
  BANCA POPOLARE  DI CREMONA SCARL
  BANCA  POPOLARE DI INTRA SCARL
  BANCA  POPOLARE DI NOVARA SCRL
  BANCA SAN PAOLO DI BRESCIA SPA
  BANCA TOSCANA SPA
  BANCO  AMBROSIANO  VENETO SPA
  BANCO DI CHIAVARI E DELLA RIVIERA LIGURE
  BANCO DI NAPOLI SPA

  BANCO DI SARDEGNA  SPA
  BASTOGI SPA
  BENETTON SPA
  CAMFIN SPA (GRUPPO CAM)
  CEMENTIR - CEMENTERIE DEL TIRRENO  SPA
  CIA  ASSICURATRICE  UNIPOL  SPA
  COFIDE  SPA-CIA  FINANZIARIA  DE BENEDETTI
  COMAU FINANZIARIA SPA COSTA CROCIERE SPA CREDITO AGRARIO BRESCIANO SPA CREDITO BERGAMASCO SPA
  CREDITO  FONDIARIO  E  INDUSTRIALE  SPA
  CREDITO ITALIANO SPA
  C.A.L.P.  CRISTALLERIA ARTISTICA LA PIANA
  DANIELI & C. - OFFICIN MECCANICHE SPA
  EDISON SPA
  EDITORIALE LA REPUBBLICA SPA
  EDITORIALE  L'ESPRESSO SPA
  ERICSSON   SPA
  FIDIS - FINANZIARIA DI SVILUPPO SPA
  FINANZIARIA AGROINDUSTRIALE  SPA
  FINARTE  SPA
  FRANCO  TOSI SPA
  GEMINA - GEN MOBIL INTER AZIONARIE SPA
  GEWISS SPA
  IFIL-FINANZARIA DI PARTECIPAZIONI
  INDUSTRIE ZIGNAGO S. MARGHERITA SPA
  ISTITUTO FINANZIARIO INDUSTRIALE SPA
  ITALCEMENTI SPA
  ITALGAS - SOCIETA ITALIANA PER IL GAS PA
  ITALMOBILIARE SPA
  LA PREVIDENTE ASSICURAZION SPA
  MAGNETI MARELLI SPA
  MANIFATTURA LANE G. MARZOTTO & FIGLI SPA
  MARANGONI SPA
  MEDIOBANCA-BANCA DI CREDITO FINANZIARIO
  MERLONI  ELETTRODOMESTICI  SPA
  MITTEL SPA
  MONTEFIBRE  SPA
  NUOVO  PIGNONE  SPA  (INDUST  E  FOND  MECCAN)
  PARMALAT  FINANZIARIA  SPA
  PININFARINA SPA
  PIRELLI & C. SPA
  RINASCENTE (LA) SPA
  RIUNIONE ADRIATICA  DI SICURTA  SPA
  R.C.S.  LIBRI & GRANDI  OPERE SPA
  SAES  GETTERS SPA
  SAIPEM  SPA
  SASIB  SPA
  SIMINT-SOCIETA   ITALIANA  MANUFATTI  SPA
  SIRTI  SPA
  SME-SOCIETA  MERIDIONALE  FINANZIARIA  SPA
  SNIA BPD SPA
  SOCIETA  ASSICURATRICE INDUSTRIALE  SPA
  SOCIETA   PARTECIPAZIONI   FINANZ.  SPA  SOPAF
  SOCIETA  PEL RISANAMENTO DI NAPOLI SPA
  SOGEFI SPA
  SONDEL-SOCIETA NORDELETTRICA SPA
  STEFANEL SPA
  STET - SOC. FINANZIARIA  TELEFONICA PA
  TECNOST SPA
  TELECO CAVI SPA
  TELECOM ITALIA  SPA
  TORO  ASSICURAZIONI  CIA  ANOMIA  D'ASSICU.
  UNICEM  SPA
  VITTORIA ASSICURAZIONI SPA


JAPANESE  NATIONAL  EQUITY INDEX ACHILLES  CORPORATION  ADERANS  COMPANY LIMITED
  ADVANTEST CORPORATION AHRESTY CORPORATION AICA KOGYO COMPANY, LTD.
  AICHI BANK, LTD.
  AICHI CORPORATION
  AICHI ELECTRIC CO., LTD.
  AICHI MACHINE INDUSTRY CO., LTD
  AICHI STEEL WORKS, LIMITED
  AICHI TOKEI DENKI CO., LTD.
  AICHI TOYOTA MOTOR CO., LTD.
  AIDA ENGINEERING, LTD.
  AIGAN CO., LTD.
  AIPHONE CO., LTD.
  AISAN INDUSTRY CO., LTD.
  AISIN SEIKI CO., LTD.
  AIWA CO., LTD.
  AJINOMOTO CO., INC.
  AKEBONO BRAKE INDUSTRY CO., LTD.
  AKITA BANK LTD.
  ALPINE ELECTRONICS, INC.
  AMADA CO., LTD.
  AMADA SONOIKE CO., LTD.
  AMANO CORPORATION
  AMATSUJI STEEL BALL MFG. CO., LTD.
  ANDO CORPORATION
  ANRITSU CORPORATION
  AOKI CORPORATION
  AOKI INTERNATIONAL CO., LTD.
  AOMORI BANK, LTD.
  AOYAMA TRADING CO., LTD.
  ARABIAN OIL CO., LTD.
  ARAI-GUMI, LTD.
  ARAYA INDUSTRIAL CO., LTD.
  ARISAWA MFG. CO., LTD.
  ASAHI BANK, LTD.
  ASAHI BREWERIES, LTD.
  ASAHI CHEMICAL INDUSTRY CO., LTD.
  ASAHI CONCRETE WORKS CO., LTD.
  ASAHI DENKA KOGYO K.K.
  ASAHI DIAMOND INDUSTRIAL CO., LTD.
  ASAHI GLASS CO., LTD.
  ASAHI KOGYOSHA CO., LTD.
  ASAHI ORGANIC CHEMICALS INDUSTRY CO.LTD.
  ASAHI TEC CORPORATION
  ASAHIPEN CORPORATION
  ASAHI-SEIKI MANUFACTURING CO., LTD.
  ASAKAWAGUMI CO., LTD.
  ASANUMA CORPORATION
  ASATSU INC.
  ASHIKAGA BANK, LTD. (THE)
  ASHIMORI INDUSTRY CO., LTD.
  ASIA AIR SURVEY CO., LTD.
  ATSUGI NYLON INDUSTRIAL CO., LTD.
  AT&T GLOBAL INFOR. SOLUTIONS JAPAN LTD.
  AUTOBACS SEVEN CO., LTD.
  AWA BANK, LTD.
  AWAJI FERRY BOAT CO., LTD.
  BANDAI CO., LTD.
  BANDO CHEMICAL INDUSTRIES, LTD.
  BANK OF FUKUOKA, LTD.
  BANK OF IKEDA, LTD.
  BANK OF KANSAI, LTD.
  BANK OF KINKI, LTD.
  BANK OF KYOTO, LTD.
  BANK OF NAGOYA, LTD.
  BANK OF OKINAWA, LTD.
  BANK OF OSAKA, LTD.
  BANK OF SAGA LTD.
  BANK OF THE RYUKYUS, LIMITED
  BANK OF TOKYO, LTD.
  BANK OF YOKOHAMA, LTD.
  BANYU PHARMACEUTICAL CO., LTD.
  BEST DENKI CO., LTD.
  BIOFERMIN PHARMACEUTICAL CO., LTD.
  BIWAKO BANK, LIMITED
  BRIDGESTONE CORPORATION
  BROTHER INDUSTRIES, LTD.
  BULL-DOG SAUCE CO., LTD.
  BUNKA SHUTTER CO., LTD
  CABIN CO., LTD.
  CALPIS FOOD INDUSTRY CO., LTD.
  CALSONIC CORPORATION
  CANON ELECTRONICS INC.
  CANON INC.
  CASIO COMPUTER CO., LTD.
  CATENA CORPORATION
  C-CUBE CORPORATION
  CENTRAL FINANCE CO., LTD.
  CENTRAL SECURITY PATROLS CO., LTD.
  CESAR CO.
  CHAIN STORE OKUWA CO., LTD.
  CHIBA BANK, LTD.
  CHIBA KOGYO BANK, LTD.
  CHICHIBU ONODA CEMENT CORPORATION
  CHIYODA  CORPORATION
  CHIYODA FIRE & MARINE INSURANCE CO., LTD
  CHUBU ELECTRIC POWER COMPANY, INC.
  CHUBU GAS CO., LTD.
  CHUBU SHIRYO CO., LTD.
  CHUBU STEEL PLATE CO., LTD.
  CHUBU SUISAN CO., LTD.
  CHUBU-NIPPON BROADCASTING CO., LTD.
  CHUDENKO CORPORATION
  CHUGAI PHARMECEUTICAL CO., LTD.
  CHUGAI RO CO., LTD.
  CHUGOKU BANK, LTD.
  CHUGOKU ELECTRIC POWER COMPANY, INC.
  CHUGOKU MARINE PAINTS, LTD.
  CHUKYO BANK, LIMITED
  CHUKYO COCA-COLA BOTTLING CO., LTD.
  CHUO GYORUI CO., LTD.
  CHUO MALLEABLE IRON CO., LTD.
  CHUO PAPERBOARD CO., LTD
  CHUO SPRING CO., LTD.
  CHUO TRUST & BANKING COMPANY, LIMITED
  CHUO WAREHOUSE CO., LTD.
  CITIZEN WATCH CO., LTD.
  CLEANUP CORPORATION
  CMK CORP.
  COMANY INC.
  COPYER CO., LTD.
  COSMO OIL COMPANY, LIMITED
  CREDIT SAISON CO., LTD.
  CSK CORPORATION
  DAI NIPPON CONSTRUCTION
  DAI NIPPON PRINTING CO., LTD.
  DAI NIPPON TORYO CO., LTD.
  DAIBIRU CORPORATION
  DAICEL CHEMICAL INDUSTRIES, LTD.
  DAI-DAN CO., LTD.
  DAIDO HOXAN INC.
  DAIDO KOGYO CO., LTD.
  DAIDO METAL CO., LTD.
  DAIDO STEEL CO., LTD.
  DAIDO STEEL SHEET CORPORATION
  DAIDOH LIMITED
  DAIEI OMC INC.
  DAIEI, INC. (THE)
  DAIFUKU CO., LTD.
  DAIHEN CORPORATION
  DAIHO CORPORATION
  DAIICHI CEMENT CO., LTD.
  DAIICHI CORPORATION
  DAI-ICHI HOTEL, LTD.
  DAIICHI JITSUGYO CO., LTD.
  DAI-ICHI KANGYO BANK, LTD.
  DAI-ICHI KOGYO SEIYAKU CO., LTD.
  DAIICHI PHARMACEUTICAL CO., LTD.
  DAIKEN CORPORATION
  DAIKIN INDUSTRIES, LTD.
  DAIKIN MANUFACTURING CO., LTD.
  DAIKO DENSHI TSUSHIN, LTD.
  DAIMARU, INC.
  DAIMEI TELECOM ENGINEERING CORP.
  DAINICHISEIKA COLOUR & CHEMICALS MFG, CO
  DAINIPPON INK & CHEMICALS, INCORPORATED
  DAINIPPON PHARMACEUTICAL CO., LTD.
  DAINIPPON SHIGYO CO. LTD
  DAIO PAPER CORPORATION
  DAISAN BANK, LTD.
  DAISHI BANK, LTD.
  DAISHINKU CORP.
  DAISO CO., LTD.
  DAISUE CONSTRUCTION CO., LTD.
  DAITO GYORUI CO., LTD.
  DAITO KOGYO CO., LTD.
  DAITO SEIKI CO., LTD.
  DAITO TRUST CONSTRUCTION CO., LTD.
  DAI-TOKYO FIRE & MARINE INSURANCE CO.
  DAIWA BANK, LTD.
  DAIWA CO., LTD.
  DAIWA HOUSE INDUSTRY CO., LTD.
  DAIWA INDUSTRIES LTD.
  DAIWA KOSHO LEASE CO., LTD.
  DAIWA SEIKO, INC.
  DANTANI CORPORATION
  DANTO CORPORATION
  DENKI KOGYO CO., LTD.
  DENKYOSHA CO., LTD.
  DENNY'S JAPAN CO., LTD.
  DENYO CO., LTD.
  DESCENTE, LTD.
  DIAMOND CITY CO., LTD.
  DMW CORPORATION
  DOWA FIRE & MARINE INSURANCE CO., LTD.
  DYNIC CORPORATION
  EAGLE INDUSTRY CO., LTD.
  EBARA CORPORATION
  EHIME BANK, LTD.
  EIDENSHA CO., LTD.
  EIGHTEENTH BANK, LIMITED
  EIKEN CHEMICAL CO., LTD.
  EISAI CO., LTD.
  ENERGY SUPPORT CORPORATION
  ENPLAS CORPORATION
  EZAKI GLICO CO., LTD.
  FAMILYMART CO., LTD.
  FANUC LTD.
  FP CORPORATION
  FRANCE BED CO., LTD.
  FUDO CONSTRUCTION CO., LTD.
  FUJI BANK, LIMITED
  FUJI CO., LTD.
  FUJI ELECTRIC CO., LTD.
  FUJI FIRE & MARINE INSURANCE CO., LTD.
  FUJI KIKO CO., LTD.
  FUJI KOSAN COMPANY, LTD.
  FUJI KYUKO CO., LTD.
  FUJI MACHINE MFG. CO., LTD.
  FUJI OIL CO., LTD.
  FUJI PHOTO FILM CO., LTD.
  FUJI SEIKO LIMITED
  FUJI SPINNING CO., LTD.
  FUJI TITANIUM INDUSTRY CO., LTD.
  FUJI UNIVANCE CORPORATION
  FUJICCO CO., LTD.
  FUJICOPIAN CO., LTD.
  FUJIKURA LTD.
  FUJIKURA RUBBER LTD.
  FUJIREBIO INC.
  FUJISAWA PHARMACEUTICAL COMPANY LIMITED
  FUJITA CORPORATION
  FUJITA KANKO INC.
  FUJITEC CO., LTD.
  FUJITSU BUSINESS SYSTEMS LTD.
  FUJITSU DENSO LTD.
  FUJITSU KIDEN LTD.
  FUJIYA CO., LTD.
  FUKUDA CORPORATION
  FUKUI BANK, LTD.
  FUKUOKA CITY BANK, LTD.
  FUKUSUKE CORPORATION
  FUKUTOKU BANK, LTD.
  FUKUYAMA TRANSPORTING CO., LTD.
  FUMAKILLA LIMITED
  FURUKAWA CO., LTD.
  FURUKAWA ELECTRIC CO., LTD.
  FURUSATO INDUSTRIES LTD.
  FUSHIKI KAIRIKU UNSO CO., LTD.
  FUSO PHARMACEUTICAL INDUSTRIES, LTD.
  FUTABA CORPORATION
  GASTEC SERVICE, INC.
  GENERAL CO., LTD.
  GENERAL SEKIYU K.K.
  GLORY LTD.
  GODO SHUSEI CO., LTD.
  GODO STEEL, LTD.
  GOLDWIN INC.
  GOURMET KINEYA CO., LTD.
  GREEN CROSS CORPORATION
  GUN EI CHEMICAL INDUSTRY CO., LTD.
  GUNMA BANK, LTD.
  GUNZE LIMITED
  GUNZE SANGYO, INC.
  HACHIJUNI BANK, LTD.
  HAKUYOSHA COMPANY, LTD.
  HANATEN CO., LTD.
  HANEDA HUME PIPE CO., LTD.
  HANKYU CORPORATION
  HANKYU DEPARTMENT STORES, INC.
  HANKYU REALTY CO., LTD.
  HANSHIN DEPARTMENT STORE, LTD.
  HANSHIN ELECTRIC RAILWAY  CO., LTD
  HANWA BANK, LTD.
  HARUMOTO IRON WORKS CO., LTD.
  HASEKO CORPORATION
  HAZAMA CORPORATION
  HEIWA CORPORATION
  HEIWA REAL ESTATE CO., LTD.
  HEIWADO CO., LTD.
  HIBIYA ENGINEERING, LTD.
  HIGO BANK, LTD.
  HINO AUTO BODY, LTD.
  HINO MOTORS, LTD.
  HIROSE ELECTRIC CO., LTD.
  HIROSHIMA BANK, LTD. (THE)
  HISAKA WORKS, LTD.
  HISAMITSU PHARMACEUTICAL CO., INC.
  HITACHI AIC INC.
  HITACHI CABLE, LTD.
  HITACHI CHEMICAL CO., LTD.
  HITACHI CREDIT CORPORATION
  HITACHI ELECTRONICS, LTD.
  HITACHI INFORMATION SYSTEMS, LTD.
  HITACHI KIDEN KOGYO, LTD.
  HITACHI KOKI CO., LTD.
  HITACHI MAXELL, LTD.
  HITACHI METALS, LTD.
  HITACHI PLANT ENGINEERING & CONSTRUCTION
  HITACHI POWDERED METALS CO., LTD.
  HITACHI SOFTWARE ENGINEERING CO., LTD.
  HITACHI TRANSPORT SYSTEM, LTD.
  HITACHI ZOSEN CORPORATION
  HITACHI, LTD.
  HOAN KOGYO CO., LTD.
  HOCHIKI CORPORATION
  HOGY MEDICAL CO., LTD
  HOKKAI CAN CO., LTD.
  HOKKAIDO BANK, LTD.
  HOKKAIDO COCA-COLA BOTTLING CO., LTD.
  HOKKAIDO ELECTRIC POWER COMPANY, INC.
  HOKKAIDO GAS CO., LTD.
  HOKKAIDO TAKUSHOKU BANK, LIMITED
  HOKKO CHEMICAL INDUSTRY CO., LTD.
  HOKKOKU BANK, LTD.
  HOKUETSU BANK, LTD.
  HOKUETSU PAPER MILLS, LTD.
  HOKURIKU BANK, LTD. (THE)
  HOKURIKU ELECTRIC POWER COMPANY, INC.
  HOKURIKU ELECTRICAL CONSTRUCTION CO.LTD.
  HOKURIKU SEIYAKU CO., LTD.
  HOKUSHIN CO., LTD.
  HONDA MOTOR CO., LTD.
  HONSHU PAPER CO., LTD.
  HORIBA, LTD.
  HOSIDEN CORPORATION
  HOTEL NEW HANKYU CO., LTD.
  HOUSE FOODS CORPORATION
  HOWA MACHINERY, LTD.
  HOYA CORPORATION
  HYAKUGO BANK, LTD.
  HYAKUJUSHI BANK LTD.
  IBIDEN CO., LTD.
  ICHIKAWA CO., LTD.
  ICHIKEN CO., LTD.
  ICHIKOH INDUSTRIES, LTD.
  IDEC IZUMI CORPORATION
  IHARA CHEMICAL INDUSTRY CO., LTD.
  IMPERIAL HOTEL, LTD.
  IMURAYA CONFECTIONERY CO., LTD.
  INABATA & CO., LTD.
  INAGEYA CO., LTD.
  INAX CORPORATION
  INDUSTRIAL BANK OF JAPAN, LTD.
  INOUE KOGYO CO., LTD.
  INTEC INC.
  INTERNATIONAL REAGENTS CORPORATION
  INUI TATEMONO CO., LTD.
  ISETAN COMPANY LIMITED
  ISEWAN TERMINAL SERVICE CO., LTD.
  ISHIHARA CONSTRUCTION CO., LTD.
  ISHII FOOD CO., LTD.
  ISHIKAWA SEISAKUSHO, LTD.
  ISHIKAWAJIMA CONSTRUCTION MATERIALS CO.
  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO.
  ISHIZUKA GLASS CO., LTD.
  ISOLITE INSULATING PRODUCTS CO., LTD.
  ITOCHU CORPORATION
  ITOCHU FUEL CORPORATION
  ITOHAM FOODS INC.
  ITOKI CREBIO CORPORATION
  ITO-YOKADO CO., LTD.
  IWAKI & CO., LTD.
  IWASAKI ELECTRIC CO., LTD.
  IWATA AIR COMPRESSOR MFG. CO., LTD.
  IWATANI INTERNATIONAL CORPORATION
  IYO BANK, LTD.
  IZUMI CO., LTD.
  IZUMIYA CO., LTD.
  JACCS CO., LTD.
  JAPAN AIRCRAFT MANUFACTURING CO., LTD.
  JAPAN AIRPORT TERMINAL CO., LTD.
  JAPAN BRIDGE CORPORATION
  JAPAN DIGITAL LABORATORY CO., LTD.
  JAPAN FOUNDATION ENGINEERING CO., LTD.
  JAPAN LIVING SERVICE CO., LTD. (THE)
  JAPAN OIL TRANSPORTATION CO., LTD.
  JAPAN PULP AND PAPER COMPANY LIMITED
  JAPAN RADIO CO., LTD.
  JAPAN SECURITIES FINANCE CO., LTD.
  JAPAN STEEL WORKS, LTD. (THE)
  JAPAN STORAGE BATTERY CO., LTD.
  JAPAN TRANSCITY CORPORATION
  JAPAN VILENE COMPANY, LTD.
  JAPAN WOOL TEXTILE CO., LTD.
  JDC CORPORATION
  JGC CORPORATION
  JIDOSHA DENKI KOGYO CO., LTD.
  JIDOSHA KIKI CO., LTD.
  JMS CO., LTD.
  JOBAN KOSAN CO., LTD.
  JOSHIN DENKI CO., LTD.
  JOYO BANK, LTD.
  JUKEN SANGYO CO., LTD.
  JUROKU BANK, LTD.
  JUSCO CO., LTD.
  KAGAWA BANK, LTD.
  KAGOME CO., LTD.
  KAGOSHIMA BANK, LTD.
  KAJIMA CORPORATION
  KAKEN PHARMACEUTICAL CO., LTD.
  KAMEI CORPORATION
  KAMIGUMI CO., LTD.
  KANADEN CORPORATION
  KANAGAWA CHUO KOTSU CO., LTD.
  KANDENKO CO., LTD.
  KANEKA CORPORATION
  KANEMATSU-NNK CORPORATION
  KANESHITA CONSTRUCTION CO., LTD. (THE)
  KANRO CO., LTD.
  KANSAI ELECTRIC POWER CO., INC. (THE)
  KANSAI PAINT CO., LTD.
  KANSEI CORPORATION
  KANTO AUTO WORKS, LTD.
  KANTO NATURAL GAS DEVELOPMENT CO., LTD.
  KAO CORPORATION
  KASHO COMPANY LIMITED
  KASUMI CO., LTD.
  KATAKURA INDUSTRIES CO., LTD.
  KATO WORKS CO., LTD.
  KATOKICHI CO., LTD.
  KAWADA INDUSTRIES, INC.
  KAWASAKI HEAVY INDUSTRIES, LTD.
  KAWASAKI KISEN KAISHA, LTD.
  KAWASHO CORPORATION
  KAYABA INDUSTRY CO., LTD.
  KDK CORPORATION
  KEIHAN ELECTRIC RAILWAY CO., LTD.
  KEIHANSHIN REAL ESTATE CO., LTD.
  KEIHIN CO., LTD.
  KEIHIN ELECTRIC EXPRESS RAILWAY CO., LTD
  KEIO TEITO ELECTRIC RAILWAY CO., LTD.
  KEIYO BANK, LTD.
  KEIYO CO., LTD.
  KEIYO GAS CO., LTD.
  KENTUCKY FRIED CHICKEN JAPAN LTD.
  KEYENCE CORPORATION
  KIKKOMAN CORPORATION
  KINDEN CORPORATION
  KINKI NIPPON RAILWAY CO., LTD.
  KINKI NIPPON TOURIST CO., LTD.
  KINKI SHARYO CO., LTD.
  KINSHO-MATAICHI CORPORATION
  KIRIN BREWERY CO., LTD.
  KISHU PAPER CO., LTD.
  KISSEI PHARMACEUTICAL CO., LTD.
  KITAGAWA IRON WORKS CO., LTD.
  KITA-NIPPON BANK, LTD.
  KITANO CONSTRUCTION CORP.
  KIYO BANK, LTD.
  KOA CORPORATION
  KOA FIRE AND MARINE INSURANCE CO., LTD.
  KOA OIL COMPANY, LIMITED
  KOATSU GAS KOGYO CO., LTD.
  KOBE ELECTRIC RAILWAY CO., LTD.
  KOBE STEEL, LTD.
  KODAMA CHEMICAL INDUSTRY CO., LTD.
  KOITO INDUSTRIES, LIMITED
  KOITO MANUFACTURING CO., LTD.
  KOKUNE CORPORATION
  KOKUSAI DENSHIN DENWA CO., LTD.
  KOKUSAI ELECTRIC CO., LTD.
  KOKUSAN DENKI CO., LTD.
  KOKUYO CO., LTD.
  KOMAI TEKKO INC.
  KOMATSU FORKLIFT CO., LTD.
  KOMATSU LTD.
  KOMATSU SEIREN CO., LTD.
  KOMATSU ZENOAH CO.
  KOMORI CORPORATION
  KONAMI CO., LTD.
  KONICA CORPORATION
  KOSEI SECURITIES CO., LTD.
  KOTOBUKIYA CO., LTD.
  KOYO SEIKO CO., LTD.
  KUBOTA CORPORATION
  KUMIAI CHEMICAL INDUSTRY CO., LTD.
  KURABO INDUSTRIES, LTD.
  KURARAY CO., LTD.
  KURIMOTO, LTD.
  KURITA WATER INDUSTRIES LTD.
  KYOCERA CORPORATION
  KYODO PRINTING CO., LTD.
  KYODO SHIRYO CO., LTD.
  KYOEI SANGYO CO., LTD.
  KYOKUTO BOEKI KAISHA, LTD.
  KYOKUTO KAIHATSU KOGYO CO., LTD.
  KYOKUYO CO., LTD.
  KYORITSU CERAMIC MATERIALS CO., LTD.
  KYOSAN ELECTRIC MANUFACTURING CO., LTD.
  KYOTARU CO., LTD.
  KYOWA EXEO CORPORATION
  KYOWA HAKKO KOGYO CO., LTD.
  KYOWA LEATHER CLOTH CO., LTD.
  KYUDENKO CORPORATION
  KYUSHU BANK, LTD.
  KYUSHU ELECTRIC POWER COMPANY INC.
  KYUSHU MATSUSHITA ELECTRIC CO., LTD.
  L KAKUEI CORPORATION
  LAPINE CO., LTD.
  LIFE CORPORATION
  LIFE CO., LTD.
  LIHIT LAB., INC.
  LINTEC CORPORATION
  LONG-TERM CREDIT BANK OF JAPAN, LTD.
  MABUCHI MOTOR CO., LTD.
  MAEDA CORPORATION
  MAEDA ROAD CONSTRUCTION CO., LTD.
  MAGARA CONSTRUCTION CO., LTD.
  MAKITA CORPORATION
  MARANTZ JAPAN, INC.
  MARUBENI CONSTRUCTION MATERIAL LEASE CO.
  MARUBENI CORPORATION
  MARUDAI FOOD CO., LTD.
  MARUEI DEPARTMENT STORE COMPANY, LIMITED
  MARUETSU, INC. (THE)
  MARUI CO., LTD.
  MARUICHI STEEL TUBE LTD.
  MARUKYU CO., LTD.
  MARUTOMI GROUP CO., LTD.
  MARUWN CORPORATION
  MARUZEN COMPANY, LIMITED
  MARUZEN SHOWA UNYU CO., LTD.
  MATSUI CONSTRUCTION CO., LTD.
  MATSUMURA-GUMI CORPORATION
  MATSUO BRIDGE CO., LTD.
  MATSUSHITA COMMUNICATION INDUSTRIAL CO.
  MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD.
  MATSUSHITA ELECTRIC WORKS, LTD.
  MATSUSHITA SEIKO CO., LTD.
  MATSUSHITA-KOTOBUKI ELECTRONICS INDS.
  MATSUYA CO., LTD.
  MATSUZAKAYA CO., LTD.
  MAX CO., LTD.
  MAZDA MOTOR CORPORATION
  MEIDENSHA CORPORATION
  MEIJI MILK PRODUCTS CO., LTD.
  MEIJI SEIKA KAISHA, LTD.
  MEISEI INDUSTRIAL CO., LTD.
  MEITETSU DEPARTMENT STORE CO., LTD.
  MEITO SANGYO CO., LTD.
  MEIWA INDUSTRY CO., LTD.
  MEIWA TRADING CO., LTD.
  MELX CO., LTD.
  MERCIAN CORPORATION
  MICHINOKU BANK, LTD.
  MIE BANK, LTD.
  MIE KOTSU CO., LTD.
  MIKASA COCA-COLA BOTTLING CO., LTD.
  MIKUNI COCA-COLA BOTTLING CO., LTD.
  MIKUNI CORPORATION
  MISAWA HOMES CO., LTD.
  MISAWA VAN CORPORATION
  MISHIMA PAPER CO., LTD.
  MITANI CORPORATION
  MITSUBA ELECTRIC MFG. CO., LTD.
  MITSUBISHI BANK, LTD.
  MITSUBISHI CABLE INDUSTRIES, LTD.
  MITSUBISHI CHEMICAL CORPORATION
  MITSUBISHI CORPORATION
  MITSUBISHI ELECTRIC CORPORATION
  MITSUBISHI ESTATE COMPANY, LIMITED
  MITSUBISHI GAS CHEMICAL COMPANY, INC.
  MITSUBISHI HEAVY INDUSTRIES, LTD.
  MITSUBISHI KAKOKI KAISHA, LTD.
  MITSUBISHI MATERIALS CORPORATION
  MITSUBISHI MOTORS CORPORATION
  MITSUBISHI OIL COMPANY, LIMITED
  MITSUBISHI PAPER MILLS LIMITED
  MITSUBISHI PENCIL CO., LTD.
  MITSUBISHI PETROCHEMICAL COMPANY LIMITED
  MITSUBISHI PLASTICS INC.
  MITSUBISHI RAYON COMPANY, LIMITED
  MITSUBISHI TRUST & BANKING CORPORATION
  MITSUBISHI WAREHOUSE & TRANSPORTATION CO
  MITSUBOSHI BELTING LTD.
  MITSUI CONSTRUCTION CO., LTD.
  MITSUI FUDOSAN CO., LTD.
  MITSUI HIGH-TEC, INC.
  MITSUI MARINE & FIRE INSURANCE CO., LTD.
  MITSUI MATSUSHIMA CO., LTD.
  MITSUI MINING COMPANY, LIMITED
  MITSUI PETROCHEMICAL INDUSTRIES, LTD.
  MITSUI REAL ESTATE SALES CO., LTD.
  MITSUI SUGAR CO., LTD.
  MITSUI TOATSU CHEMICALS, INC.
  MITSUI TRUST & BANKING COMPANY, LIMITED
  MITSUI & CO., LTD.
  MITSUI-SOKO CO., LTD.
  MITSUMI ELECTRIC CO., LTD.
  MITSUUROKO CO., LTD.
  MIURA PRINTING CORPORATION
  MIYAJI IRON WORKS CO., LTD.
  MIYAKOSHI CORPORATION
  MIYATA INDUSTRY CO., LTD
  MIYAZAKI BANK, LTD.
  MIYOSHI OIL & FAT CO., LTD.
  MIYUKI KEORI CO., LTD.
  MIZUNO CORPORATION
  MOCHIDA PHARMACEUTICAL CO., LTD.
  MOONBAT CO., LTD
  MORIMOTO CORPORATION
  MORINAGA MILK INDUSTRY CO., LTD.
  MORINAGA & CO., LTD.
  MORITA FIRE PUMP MFG. CO., LTD.
  MOROZOFF LIMITED
  MOS FOOD SERVICES, INC.
  MR MAX CORPORATION
  MURATA MANUFACTURING COMPANY, LTD.
  MUSASHINO BANK, LTD.
  MUTOW CO., LTD.
  NABCO LTD.
  NAGAHORI CORPORATION
  NAGASE & COMPANY, LTD.
  NAGATANIEN CO., LTD.
  NAGOYA RAILROAD CO., LTD.
  NAIGAI CO., LTD.
  NAKABAYASHI CO., LTD.
  NAKAMURAYA CO., LTD.
  NAKANO CORPORATION
  NAKAYAMA STEEL WORKS, LTD.
  NAMCO LIMITED
  NAMURA SHIPBUILDING CO., LTD.
  NANKAI ELECTRIC RAILWAY CO., LTD.
  NANTO BANK, LTD.
  NARASAKI SANGYO CO., LTD.
  NASU DENKI-TEKKO CO., LTD.
  NATIONAL HOUSE INDUSTRIAL CO., LTD.
  NEC SYSTEM INTEGRATION & CONSTRUCTION
  NETUREN CO., LTD.
  NEW JAPAN CHEMICAL CO., LTD.
  NEW OJI PAPER CO., LTD.
  NGK INSULATORS, LTD.
  NGK SPARK PLUG CO., LTD.
  NHK SPRING CO., LTD.
  NICHIA STEEL WORKS, LTD.
  NICHIAS CORPORATION
  NICHIBAN CO., LTD.
  NICHICON CORPORATION
  NICHIDO FIRE & MARINE INSURANCE CO.,LTD.
  NICHII CO., LTD.
  NICHIMEN CORPORATION
  NICHIMO CO., LTD.
  NICHIREI CORPORATION
  NICHIREKI CO., LTD.
  NIFCO INC.
  NIHON CEMENT CO., LTD.
  NIHON KAGAKU SANGYO CO., LTD.
  NIHON KOHDEN CORPORATION
  NIHON MATAI CO., LTD.
  NIHON NOHYAKU CO., LTD.
  NIHON NOSAN KOGYO K.K.
  NIHON PARKERIZING CO., LTD.
  NIHON SHOKUHIN KAKO CO., LTD.
  NIHON SPINDLE MFG. CO., LTD.
  NIHON SUGAR REFINING CO., LTD.
  NIHON TOKUSHU TORYO CO., LTD.
  NIHON UNISYS, LTD.
  NIIGATA CHUO BANK, LIMITED
  NIKKA WHISKY DISTILLING CO., LTD. (THE)
  NIKKEN CHEMICALS CO., LTD.
  NIKKO CO., LTD.
  NIKKO SECURITIES CO., LTD. (THE)
  NIKON CORPORATION
  NINTENDO CO., LTD.
  NIPPON BEET SUGAR MANUFACTURING CO.,LTD.
  NIPPON CERAMIC CO., LTD.
  NIPPON CHEMICAL INDUSTRIAL CO., LTD.
  NIPPON CHEMIPHAR CO., LTD.
  NIPPON CHUTETSUKAN K.K.
  NIPPON COMSYS CORPORATION
  NIPPON CONCRETE INDUSTRIES CO., LTD.
  NIPPON DENSETSU KOGYO CO., LTD.
  NIPPON DENTSU KENSETSU CO., LTD.
  NIPPON DENWA SHISETSU CO., LTD.
  NIPPON ELECTRIC GLASS CO., LTD.
  NIPPON EXPRESS CO., LTD.
  NIPPON FELT COMPANY LIMITED
  NIPPON FINE CHEMICAL CO., LTD.
  NIPPON FIRE & MARINE INSURANCE CO., LTD.
  NIPPON FLOUR MILLS CO., LTD.
  NIPPON FORMULA FEED MANUFACTURING CO LTD
  NIPPON GAS CO., LTD.
  NIPPON HODO CO., LTD.
  NIPPON HUME PIPE CO., LTD.
  NIPPON KASEI CHEMICAL COMPANY., LTD
  NIPPON KAYAKU CO., LTD.
  NIPPON KOEI CO., LTD.
  NIPPON KONPO UNYU SOKO CO., LTD.
  NIPPON MEAT PACKERS, INC.
  NIPPON METAL INDUSTRY CO., LTD.
  NIPPON MUKI CO., LTD.
  NIPPON OIL CO., LTD.
  NIPPON PAINT CO., LTD.
  NIPPON PAPER INDUSTRIES CO., LTD.
  NIPPON PIGMENT CO., LTD.
  NIPPON PIPE MANUFACTURING CO., LTD.
  NIPPON PISTON RING CO., LTD.
  NIPPON ROAD CO., LTD., THE
  NIPPON SANSO CORPORATION
  NIPPON SEIKI CO., LTD.
  NIPPON SEISEN CO., LTD
  NIPPON SHARYO, LTD.
  NIPPON SHEET GLASS COMPANY, LIMITED
  NIPPON SHINPAN CO., LTD.
  NIPPON SHINYAKU CO., LTD.
  NIPPON SHOKUBAI CO.,LTD
  NIPPON SIGNAL CO., LTD.
  NIPPON SODA CO., LTD.
  NIPPON SUISAN KAISHA, LTD.
  NIPPON SYNTHETIC CHEM. IND. CO. LTD.
  NIPPON TELEGRAPH & TELEPHONE CORPORATION
  NIPPON TELEVISION NETWORK CORP.
  NIPPON TETRAPOD CO., LTD
  NIPPON TRUST BANK LIMITED
  NIPPON TUNGSTEN CO., LTD.
  NIPPON TYPEWRITER CO., LTD.
  NIPPON YAKIN KOGYO CO., LTD.
  NIPPON YUSEN KABUSHIKI KAISHA
  NIPPONDENSO CO., LTD.
  NISHIMATSU CONSTRUCTION CO., LTD.
  NISHI-NIPPON BANK, LTD.
  NISHI-NIPPON RAILROAD CO., LTD.
  NISHISHIBA ELECTRIC CO., LTD
  NISSAN CHEMICAL INDUSTRIES, LTD.
  NISSAN CONSTRUCTION CO., LTD.
  NISSAN FIRE & MARINE INSURANCE CO., LTD.
  NISSAN SHATAI CO., LTD.
  NISSEI BUILD KOGYO CO., LTD.
  NISSEI SANGYO CO., LTD.
  NISSEKI HOUSE INDUSTRY CO., LTD
  NISSEN CO., LTD.
  NISSHA PRINTING CO., LTD.
  NISSHIN FIRE & MARINE INSURANCE CO.,LTD.
  NISSHIN FLOUR MILLING CO., LTD.
  NISSHIN OIL MILLS, LTD., THE
  NISSHIN STEEL CO., LTD.
  NISSHINBO INDUSTRIES, INC.
  NISSHO CORPORATION
  NISSHO ELECTRONICS CORPORATION
  NISSIN CORPORATION
  NISSIN ELECTRIC CO., LTD.
  NISSIN FOOD PRODUCTS CO., LTD.
  NISSIN SUGAR MANUFACTURING CO., LTD.
  NISSUI PHARMACEUTICAL CO., LTD.
  NITSUKO CORPORATION
  NITTAN VALVE CO., LTD.
  NITTETSU MINING CO., LTD.
  NITTO CHEMICAL INDUSTRY CO., LTD.
  NITTO DENKO CORPORATION
  NITTO ELECTRIC WORKS, LTD.
  NITTO FLOUR MILLING CO., LTD.
  NITTOC CONSTRUCTION CO., LTD.
  NOF CORPORATION
  NOHI SEINO TRANSPORTATION CO., LTD.
  NOHMI BOSAI LTD.
  NOK CORPORATION
  NOMURA CO., LTD.
  NOMURA SECURITIES CO., LTD. (THE)
  NORITAKE CO., LIMITED
  NORITZ CORPORATION
  NORTH PACIFIC BANK, LTD.
  NOZAKI INSATSU SHIGYO CO., LTD.
  NSK LTD.
  NTN CORPORATION
  OAK CO., LTD.
  OBAYASHI CORPORATION
  OBAYASHI ROAD CORPORATION
  ODAKYU CONSTRUCTION CO., LTD.
  ODAKYU ELECTRIC RAILWAY CO., LTD.
  ODAKYU REAL ESTATE CO., LTD.
  OGAKI KYORITSU BANK, LTD.
  OHBA CO., LTD
  OHKI CORPORATION
  OITA BANK LTD.
  OKABE CO., LTD.
  OKAMOTO INDUSTRIES, INC.
  OKI ELECTRIC CABLE CO., LTD.
  OKUMURA CORPORATION
  OKURA INDUSTRIAL CO., LTD.
  OLYMPUS OPTICAL CO., LTD.
  OMRON CORPORATION
  ONO PHARMACEUTICAL CO., LTD.
  ONWARD KASHIYAMA CO., LTD.
  OPTEC DAI-ICHI DENKO CO., LTD.
  ORGANO CORPORATION
  ORIENT CORPORATION
  ORIENTAL YEAST CO., LTD.
  OSAKA GAS CO., LTD.
  OSAKA SANSO KOGYO LTD.
  OSAKA SECURITIES FINANCE CO., LTD.
  OSAKA UOICHIBA CO., LTD.
  OSAKI ELECTRIC CO., LTD.
  OSG CORPORATION
  OYO CORPORATION
  PACIFIC INDUSTRIAL CO., LTD.
  PARCO CO., LTD.
  PENTA-OCEAN CONSTRUCTION CO., LTD.
  PILOT CORPORATION
  PIONEER ELECTRONIC CORP.
  POKKA CORPORATION
  PRIMA MEAT PACKERS, LTD.
  P.S. CORPORATION
  Q.P. CORPORATION
  RAITO KOGYO CO., LTD.
  RASA INDUSTRIES, LTD.
  RENGO CO., LTD.
  RENOWN LOOK INCORPORATED
  RHEON AUTOMATIC MACHINERY CO., LTD.
  RHYTHM WATCH CO., LTD.
  RICOH COMPANY, LTD.
  RICOH ELEMEX CORPORATION
  RIKEI CORPORATION
  RIKEN CORPORATION
  RIKEN KEIKI CO., LTD
  RIKEN VINYL INDUSTRY CO., LTD.
  RIKEN VITAMIN CO., LTD
  RINNAI CORPORATION
  ROCK PAINT CO., LTD.
  ROHM COMPANY LIMITED
  ROHTO PHARMACEUTICAL CO., LTD.
  ROYAL CO., LTD.
  RYOBI LIMITED
  RYODEN TRADING COMPANY, LIMITED
  RYOSAN COMPANY, LIMITED
  RYOYO ELECTRO CORPORATION
  S X L CORPORATION
  S & B FOODS INC.
  SAEKI KENSETSU KOGYO CO., LTD.
  SAGAMI CO., LTD.
  SAGAMI RAILWAY CO., LTD.
  SAGAMI RUBBER INDUSTRIES CO., LTD.
  SAIBO CO., LTD.
  SAIBU GAS CO., LTD.
  SAIKAYA CO., LTD.
  SAKAI CHEMICAL INDUSTRY CO., LTD.
  SAKAI HEAVY INDUSTRIES, LTD.
  SAKAI OVEX CO., LTD.
  SAKATA INX CORPORATION
  SAKATA SEED CORPORATION
  SAKURA BANK LIMITED
  SAKURADA CO., LTD.
  SAN-AI OIL CO., LTD.
  SANGETSU CO., LTD.
  SAN-IN GODO BANK, LTD.
  SANJO MACHINE WORKS, LTD.
  SANKEI BUILDING CO., LTD.
  SANKEN ELECTRIC CO., LTD.
  SANKI ENGINEERING CO., LTD.
  SANKO ENGINEERING CORPORATION
  SANKO METAL INDUSTRIAL CO., LTD.
  SANKYO ALUMINIUM INDUSTRY CO., LTD.
  SANKYO COMPANY, LIMITED
  SANKYO SEIKO CO., LTD.
  SANKYU INC.
  SANOH INDUSTRIAL CO., LTD
  SANOYAS HISHINO MEISHO CORPORATION
  SANSEI YUSOKI CO., LTD.
  SANSHIN ELECTRONICS CO., LTD.
  SANTEN PHARMACEUTICAL CO., LTD.
  SANWA BANK, LIMITED
  SANWA SHUTTER CORPORATION
  SANYO CHEMICAL INDUSTRIES, LTD.
  SANYO DENKI CO., LTD.
  SANYO ELECTRIC CO., LTD.
  SANYO ELECTRIC RAILWAY CO., LTD.
  SANYO ENGINEERING & CONSTRUCTION INC.
  SANYO INDUSTRIES, LTD.
  SANYO SHOKAI LTD.
  SANYO SPECIAL STEEL CO., LTD.
  SAPPORO BREWERIES LIMITED
  SAPPORO LION LIMITED
  SASEBO HEAVY INDUSTRIES CO., LTD.
  SATA CONSTRUCTION CO., LTD.
  SATO KOGYO CO., LTD.
  SATO SHOJI CORPORATION
  SAWAFUJI ELECTRIC CO., LTD.
  SECOM CO., LTD.
  SEGA ENTERPRISES, LTD.
  SEIKA CORPORATION
  SEIKITOKYU KOGYO CO., LTD.
  SEINO TRANSPORTATION CO., LTD.
  SEIREN CO., LTD.
  SEIWA ELECTRIC MFG. CO., LTD.
  SEIYO FOOD SYSTEMS INC.
  SEIYU, LTD.
  SEKISUI CHEMICAL CO., LTD.
  SEKISUI HOUSE, LTD.
  SEKISUI JUSHI CORPORATION
  SEKISUI PLASTICS CO., LTD.
  SENKO CO., LTD.
  SENSHU BANK, LTD.
  SENSHUKAI CO., LTD.
  SEVEN-ELEVEN JAPAN CO., LTD.
  SEVENTY-SEVEN BANK LTD.
  SHARP CORPORATION
  SHIBUSAWA WAREHOUSE CO., LTD.
  SHIBUYA KOGYO CO., LTD.
  SHIGA BANK, LTD.
  SHIKOKU BANK LTD.
  SHIKOKU CHEMICALS CORPORATION
  SHIKOKU ELECTRIC POWER COMPANY, INC.
  SHIMA SEIKI MFG., LTD.
  SHIMACHU CO., LTD.
  SHIMADZU CORPORATION
  SHIMAMURA CO., LTD.
  SHIMANO INC.
  SHIMIZU BANK, LTD.
  SHIMIZU CORPORATION
  SHIN NIKKEI COMPANY, LTD.
  SHIN NIPPON AIR TECHNOLOGIES CO., LTD.
  SHIN NIPPON MACHINERY CO., LTD
  SHINAGAWA FUEL CO., LTD.
  SHINAGAWA REFRACTORIES CO., LTD.
  SHIN-ETSU CHEMICAL CO., LTD.
  SHIN-ETSU POLYMER CO., LTD.
  SHIN-KEISEI ELECTRIC RAILWAY CO., LTD.
  SHINKO ELECTRIC INDUSTRIES CO., LTD
  SHINKO SANGYO CO., LTD.
  SHINKO SHOJI CO., LTD.
  SHIN-KOBE ELECTRIC MACHINERY CO., LTD.
  SHINMAYWA INDUSTRIES LTD.
  SHINSHO CORPORATION
  SHINWA BANK, LTD.
  SHIONOGI & CO., LTD.
  SHIROKI CORPORATION
  SHISEIDO COMPANY, LIMITED
  SHIZUOKA BANK, LTD. (THE)
  SHO-BOND CORPORATION
  SHOCHIKU CO., LTD.
  SHOEI FOODS CORPORATION
  SHOKO CO., LTD.
  SHOWA AIRCRAFT INDUSTRY CO., LTD
  SHOWA ALUMINUM CORPORATION
  SHOWA CORPORATION
  SHOWA ELECTRIC WIRE & CABLE CO., LTD.
  SHOWA HIGHPOLYMER CO., LTD.
  SHOWA SANGYO CO., LTD.
  SHOWA SHELL SEKIYU K.K.
  SHOWA TANSAN CO., LTD.
  SINTOKOGIO, LTD.
  SKYLARK CO., LTD.
  SMC CORPORATION
  SMK CORPORATION
  SNOW BRAND MILK PRODUCTS CO., LTD.
  SNT CORPORATION
  SODA NIKKA CO., LTD.
  SOGO CO., LTD.
  SOKKIA CO., LTD.
  SOMAR CORPORATION
  SONTON FOOD INDUSTRY CO., LTD.
  SONY CHEMICALS CORPORATION
  SONY CORPORATION
  SONY MUSIC ENTERTAINMENT (JAPAN) INC.
  SOTETSU ROSEN CO., LTD.
  SOTETSU TRANSPORTATION CO., LTD.
  SRL INC.
  SS PHARMACEUTICAL CO., LTD.
  STANLEY ELECTRIC CO., LTD.
  STAR MICRONICS CO., LTD.
  SUBARU ENTERPRISE CO., LTD.
  SUMISHO COMPUTER SYSTEMS CORPORATION
  SUMITOMO BAKELITE COMPANY, LIMITED
  SUMITOMO BANK, LIMITED
  SUMITOMO CONSTRUCTION CO., LTD.
  SUMITOMO CORPORATION
  SUMITOMO DENSETSU CO., LTD.
  SUMITOMO ELECTRIC INDUSTRIES, LTD.
  SUMITOMO FORESTRY CO., LTD.
  SUMITOMO HEAVY INDUSTRIES, LTD.
  SUMITOMO LIGHT METAL INDUSTRIES, LTD.
  SUMITOMO MARINE & FIRE INSURANCE CO, LTD
  SUMITOMO METAL MINING CO., LTD.
  SUMITOMO OSAKA CEMENT CO.
  SUMITOMO PRECISION PRODUCTS CO., LTD.
  SUMITOMO REALTY & DEVELOPMENT CO., LTD.
  SUMITOMO RUBBER INDUSTRIES, LTD.
  SUMITOMO SEIKA CHEMICALS CO., LTD.
  SUMITOMO SITIX CORPORATION
  SUMITOMO TRUST & BANKING CO., LTD.
  SUMITOMO WAREHOUSE CO., LTD. (THE)
  SUMITOMO WIRING SYSTEMS, LTD.
  SUN WAVE CORPORATION
  SUNSTAR INC.
  SUNTELEPHONE CO., LTD.
  SURUGA BANK, LTD.
  SUZUKI MOTOR CORPORATION
  SUZUTAN CO., LTD.
  S.T. CHEMICAL CO., LTD.
  TACHIHI ENTERPRISE CO., LTD.
  TACHI-S CO., LTD.
  TADANO, LTD.
  TAIHEI DENGYO KAISHA, LTD.
  TAIHEI KOGYO CO., LTD.
  TAIHEIYO KOUHATSU INCORPORATED
  TAIKISHA LTD.
  TAISEI CORPORATION
  TAISEI FIRE & MARINE INSURANCE CO., LTD.
  TAISEI PREFAB CONSTRUCTION CO., LTD.
  TAISEI ROTEC CORPORATION
  TAISHO PHARMACEUTICAL CO., LTD.
  TAITO CO., LTD.
  TAIYO SANSO CO., LTD.
  TAIYO YUDEN CO., LTD.
  TAKAOKA ELECTRIC MFG. CO., LTD.
  TAKARA SHUZO CO., LTD.
  TAKARA STANDARD CO., LTD.
  TAKASAGO INTERNATIONAL CORPORATION
  TAKASAGO THERMAL ENGINEERING CO.,LTD
  TAKASHIMA & CO., LTD.
  TAKEDA CHEMICAL INDUSTRIES, LTD.
  TAKIRON CO., LTD.
  TAKUMA CO., LTD.
  TAMURA CORPORATION
  TANABE SEIYAKU CO., LTD.
  TANSEISHA CO., LTD.
  TASAKI SHINJU CO., LTD.
  TATSUTA ELECTRIC WIRE & CABLE CO., LTD.
  TDK CORP.
  TEIJIN LIMITED
  TEIJIN SEIKI CO., LTD.
  TEIKOKU HORMONE MFG. CO., LTD.
  TEIKOKU OIL CO., LTD.
  TEIKOKU PISTON RING CO., LTD.
  TEIKOKU TSUSHIN KOGYO CO., LTD.
  TEISAN KABUSHIKI KAISHA
  TEKKEN CORPORATION
  TENMA CORPORATION
  TERAOKA SEISAKUSHO CO., LTD.
  TESAC CORPORATION
  TKC CORPORATION
  TOA CORPORATION
  TOA DORO KOGYO CO., LTD.
  TOA OIL CO., LTD.
  TOA STEEL CO., LTD.
  TOAGOSEI COMPANY LTD.
  TOBU RAILWAY CO., LTD.
  TOBU STORE CO., LTD.
  TOC CO., LTD.
  TOCHIGI BANK, LTD.
  TOCHIGI FUJI INDUSTRIAL CO., LTD.
  TODA CORPORATION
  TODA KOGYO CORPORATION
  TODENTU CORPORATION
  TOEI COMPANY, LTD.
  TOENEC CORPORATION
  TOHO BANK LTD.
  TOHO CO., LTD.
  TOHO GAS CO., LTD.
  TOHO RAYON CO., LTD.
  TOHO REAL ESTATE CO., LTD.
  TOHO ZINC CO., LTD.
  TOHOKU ELECTRIC POWER COMPANY, INC.
  TOHOKU TELECOMMUNICATIONS CONSTRUCTION
  TOHTO SUISAN CO., LTD.
  TOKAI BANK, LIMITED
  TOKAI RIKA CO. LTD.
  TOKICO, LTD.
  TOKIN CORPORATION
  TOKIO MARINE & FIRE INSURANCE CO
  TOKO ELECTRIC CORPORATION
  TOKO, INC.
  TOKUSHU PAPER MFG. CO., LTD.
  TOKUYAMA CORPORATION
  TOKYO BROADCASTING SYSTEM, INC.
  TOKYO DENKI KOMUSHO CO., LTD.
  TOKYO DOME CORPORATION
  TOKYO ELECTRIC POWER CO., INC., THE
  TOKYO ELECTRON LIMITED
  TOKYO GAS CO., LTD.
  TOKYO KAIKAN CO., LTD.
  TOKYO OHKA KOGYO CO., LTD
  TOKYO PRINTING INK MFG. CO., LTD.
  TOKYO RAKUTENCHI CO., LTD.
  TOKYO ROPE MFG. CO., LTD.
  TOKYO SOIR CO., LTD.
  TOKYO STEEL MANUFACTURING CO., LTD.
  TOKYO STYLE CO., LTD.
  TOKYO TANABE CO., LTD.
  TOKYO TATEMONO CO., LTD.
  TOKYO TEKKO CO., LTD.
  TOKYO THEATRES COMPANY INCORPORATED
  TOKYO TOMIN BANK, LIMITED
  TOKYOTOKEIBA CO., LTD.
  TOKYU CAR CORPORATION
  TOKYU CONSTRUCTION CO., LTD.
  TOKYU CORPORATION
  TOKYU DEPARTMENT STORE CO. LTD.
  TOKYU HOTEL CHAIN CO., LTD.
  TOKYU LAND CORPORATION
  TOKYU STORE CHAIN CO., LTD.
  TOLI CORPORATION
  TOMOE CORPORATION
  TOMOEGAWA PAPER CO. LTD.
  TOMOKU CO., LTD.
  TONAMI TRANSPORTATION CO., LTD.
  TONEN CORPORATION
  TOPPAN PRINTING CO., LTD.
  TOPRE CORPORATION
  TOPY INDUSTRIES, LIMITED
  TORAY INDUSTRIES, INC.
  TORISHIMA PUMP MFG. CO., LTD.
  TOSHIBA CORPORATION
  TOSHIBA ENGINEERING & CONSTRUCTION CO.
  TOSHIBA MACHINE CO., LTD.
  TOSHO PRINTING COMPANY, LIMITED
  TOSHOKU LTD.
  TOSTEM CORPORATION
  TOTENKO CO., LTD.
  TOTETSU KOGYO CO., LTD.
  TOTO LTD.
  TOTOKU ELECTRIC CO., LTD.
  TOYAMA CHEMICAL CO., LTD.
  TOYO ALUMINIUM K.K.
  TOYO CHEMICAL CO., LTD.
  TOYO COMMUNICATION EQUIPMENT CO. LTD
  TOYO CONSTRUCTION CO., LTD.
  TOYO CORPORATION
  TOYO EXTERIOR CO., LTD
  TOYO INK MFG. CO., LTD.
  TOYO KANETSU K.K.
  TOYO KOHAN CO., LTD.
  TOYO RADIATOR CO., LTD.
  TOYO SANSO CO., LTD.
  TOYO SEIKAN KAISHA, LTD.
  TOYO SHUTTER CO., LTD.
  TOYO SUISAN KAISHA, LTD.
  TOYO TRUST & BANKING COMPANY, LIMITED
  TOYO WAREHOUSE CO., LTD.
  TOYO WHARF & WAREHOUSE CO., LTD.
  TOYOBO CO., LTD.
  TOYODA AUTOMATIC LOOM WORKS, LTD.
  TOYODA BOSHOKU CORPORATION
  TOYOTA AUTO BODY CO., LTD.
  TOYOTA MOTOR CORPORATION
  TOYOTA TSUSHO CORPORATION
  TSUBAKIMOTO CHAIN CO.
  TSUBAKIMOTO MACHINERY & ENGINEERING CO.
  TSUBAKIMOTO PRECISION PRODUCTS CO., LTD.
  TSUDAKOMA CORP.
  TSUKAMOTO CO., LTD.
  TSUKIJI UOICHIBA COMPANY, LIMITED
  TSUKISHIMA KIKAI CO., LTD.
  TSUTSUNAKA PLASTIC INDUSTRY CO., LTD.
  UBE INDUSTRIES, LTD.
  UCHIDA YOKO CO., LTD.
  UEKI CORPORATION
  UNI-CHARM CORPORATION
  UNIDEN CORPORATION
  UNISIA JECS CORPORATION
  UNY CO., LTD.
  USHIO INC.
  WACOAL CORP.
  WAKACHIKU CONSTRUCTION CO., LTD.
  WAKAMOTO PHARMACEUTICAL CO., LTD.
  WAKITA & CO., LTD.
  YAHAGI CONSTRUCTION CO., LTD.
  YAKULT HONSHA CO., LTD.
  YAMAGATA BANK, LTD.
  YAMAGUCHI BANK LTD.
  YAMAHA CORPORATION
  YAMAHA MOTOR CO., LTD.
  YAMAMURA GLASS CO., LTD.
  YAMANASHI CHUO BANK, LTD.
  YAMANOUCHI PHARMACEUTICAL CO., LTD.
  YAMATAKE-HONEYWELL CO., LTD.
  YAMATANE CORPORATION
  YAMATO INTERNATIONAL INC.
  YAMATO KOGYO CO., LTD.
  YAMATO TRANSPORT CO., LTD.
  YAMAZAKI BAKING CO., LTD.
  YAOHAN JAPAN CORPORATION
  YASUDA FIRE & MARINE INSURANCE CO.
  YASUDA TRUST & BANKING COMPANY, LIMITED
  YODOGAWA STEEL WORKS LTD.
  YOKOGAWA BRIDGE CORP.
  YOKOGAWA ELECTRIC CORPORATION
  YOKOHAMA REITO CO., LTD
  YOKOHAMA RUBBER COMPANY, LIMITED
  YOMEISHU SEIZO CO., LTD.
  YOMIURI LAND CO., LTD.
  YONDENKO CORPORATION
  YORK-BENIMARU CO., LTD.
  YOSHIHARA OIL MILL, LTD.
  YOSHIMOTO KOGYO CO., LTD.
  YOSHITOMI PHARMACEUTICAL INDUSTRIES, LTD
  YUASA CORPORATION
  YUASA TRADING CO., LTD.
  YURTEC CORPORATION
  YUSHIRO CHEMICAL INDUSTRY CO., LTD.
  ZENCHIKU COMPANY LIMITED
  ZENITAKA CORPORATION
  ZEXEL CORPORATION

MEXICO NATIONAL EQUITY INDEX
  APASCO S.A. DE C.V.
  CEMEX S.A.
  CIFRA, S.A. DE C.V.

  CONTROLADORA COMERCIAL MEXICANA SA
  CORPORACION INDUSTRIAL SANLUIS SA
  DESC S.A. DE C.V.
  EL PUERTO DE LIVERPOOL, S.A. DE C.V.
  EMPAQUES PONDEROSA S.A.
  EMPRESAS LA MODERNA SA DE CV
  FOMENTO ECONOMICO MEXICANO, S.A. DE C.V.
  GRUPO CARSO S.A. DE C.V.
  GRUPO CEMENTOS DE CHIHUAHUA
  GRUPO CONTINENTAL SA
  GRUPO FINANC. BANAMEX ACCIVAL SA BANACCI
  GRUPO INDUSTRIAL ALFA, S.A.
  GRUPO INDUSTRIAL BIMBO S.A. DE C.V.
  GRUPO INDUSTRIAL MASECA S.A. DE C.V.
  GRUPO POSADAS S.A. DE C.V.
  GRUPO SIDEK
  GRUPO SITUR SA DE CV
  GRUPO SYNKRO SA DE CV
  GRUPO TELEVISA SA DE CV
  INDUSTRIAS PENOLES S.A. DE C.V.
  KIMBERLY CLARK DE MEXICO, S.A. DE C.V.
  SEARS ROEBUCK DE MEXICO
  TELEFONOS DE MEXICO S.A. DE C.V.
  TOLMEX SA DE CV
  TRANSPORTACION MARITIMA MEXICANA
  VITRO SOCIEDAD ANOMINA


NORDIC NATIONAL EQUITY INDEX

 DENMARK
  AARHUS OLIEFABRIK A/S
  ALBANI BRYGGERIERNE A/S
  ALM. BRAND A/S
  AMTSSPAR FYN HOLDING A/S
  A/S DAMPSKIBSSELSKABET TORM
  A/S DET OSTASIATISKE KOMPAGNI
  A/S JENS VILLADSENS FABRIKER (ICOPAL)
  A/S NORDISK SOLAR COMPAGNI
  A/S NORRESUNDBY BANK
  A/S PHONIX CONTRACTORS
  A/S POTAGUA
  A/S TH. WESSEL & VETT, MAGASIN DU NORD
  BANG & OLUFSEN HOLDING A/S
  BRODRENE HARTMANN A/S
  CARLSBERG A/S
  CHEMINOVA HOLDING A/S
  CHRISTIAN HANSEN'S LABORATORIUM A/S
  COLOPLAST A/S
  C.W. OBEL A/S
  DAMPSKIBSSELSKABET AF 1912 A/S
  DAMPSKIBSSELSKABET SVENDBORG A/S
  DANISCO A/S
  DEN DANSKE BANK A/S
  DET DANSKE LUFTFARTSELSKAB A/S
  DET DANSKE TRAELASTKOMPAGNI A/S
  DLF-TRIFOLIUM A/S
  EGETAEPPER A/S
  EJENDOMSSELSKABET NORDEN A/S
  FIN.INST. FOR INDUSTRI OG HANDVAERK A/S
  FLS INDUSTRIES A/S
  GN STORE NORD A/S (GN GREAT NORDIC LTD.)
  GN STORE NORD HOLDING A/S
  HENRIKSEN OG HENRIKSEN HOLDING A/S
  INCENTIVE A/S
  ISS-INTERNATIONAL SERVICE SYSTEM A/S
  JACOB HOLM & SONNER A/S
  JYSKE BANK A/S
  LOUIS POULSEN & CO. A/S
  MICRO MATIC A/S
  MONBERG & THORSEN HOLDING A/S
  NKT HOLDING A/S
  NOVO NORDISK A/S
  RADIOMETER A/S
  RASMUSSEN & SCHIOTZ HOLDING A/S
  REDERIET KNUD I. LARSEN AS
  SOPHUS BERENDSEN A/S
  SPAR NORD HOLDING A/S
  SUPERFOS A/S
  S. DYRUP & CO. A/S
  TELE DANMARK A/S
  UNIDANMARK A/S

 FINLAND
  AAMULEHTI-YHTYMA OY
  AMER-YHTYMA OY
  CULTOR OY
  ENSO-GUTZEIT OY
  FINNAIR OY
  FINNLINES OY
  FINVEST OY
  FISKARS OY AB
  HUHTAMAKI OY
  INSTRUMENTARIUM OY
  KESKO OY
  KONE OY
  KYMMENE OY
  LASSILA & TIKANOJA OY
  METRA OY
  METSA-SERLA OY
  ORION-YHTYMA OY
  OUTOKUMPU OY
  OY HACKMAN AB
  OY HARTWALL AB
  OY NOKIA AB
  OY STOCKMANN AB
  OY TAMRO AB
  POHJOLA OY
  RAISION TEHTAAT OY AB
  RAUTARUUKKI OY
  REPOLA OY
  SYP-INVEST OY
  TAMFELT OY AB
  TAMPELLA OY AB
  TIETOTEHDAS OY
  VAISALA OY
  VAKUUTUSOSAKEYHTIO SAMPO
  VALMET OY
  WERNER SODERSTROM OY

 NORWAY
  AKER A.S
  ALCATEL STK A/S
  AWILCO AS
  A/S BERGENS SKILLINGSBANK
  A/S BONHEUR

  A/S NORDLANDSBANKEN
  A/S VEIDEKKE
  BERGESEN D.Y. A/S
  BOLIG- OG NARINGSBANKEN AS
  COLOR LINE AS
  DEN NORSKE AMERIKALINJE A/S
  DET NORSKE LUFTFARTSELSKAP A/S
  DYNO INDUSTRIER A.S
  ELKEM A/S
  HAFSLUND NYCOMED AS
  HELIKOPTER SERVICE A/S
  KVAERNER A.S
  KVERNELAND AS
  LEIF HOEGH & CO A/S
  NORA EIENDOM A.S
  NORSK HYDRO A.S
  ORKLA A/S
  RAUFOSS A/S
  RIEBER & SON A/S
  SAGA PETROLEUM A.S
  SIMRAD A/S
  SKIBSAKSJESELSKAPET STORLI
  UNITOR AS
  VITAL FORSIKRING A.S
  WILH. WILHELMSEN LIMITED AS

 SWEDEN
  AGA AB
  ALLGON AB
  ASEA AB
  ASTRA AB
  ATLAS COPCO AB
  AVESTA SHEFFIELD AB
  CUSTOS AB
  ELDON AB
  ELECTROLUX AB
  ESSELTE AB
  FORSAKRINGS AB SKANDIA
  FORSHEDA AB
  GAMBRO AB
  GARPHYTTAN INDUSTRIER AB
  GRANINGE AB
  GULLSPANGS KRAFT AB
  H & M HENNES & MAURITZ AB
  INCENTIVE AB
  INDUSTRIFORVALTNINGS AB KINNEVIK
  INVESTMENT AB LATOUR
  INVESTOR AB
  L E LUNDBERGFORETAGEN AB
  LINDAB AB
  MO OCH DOMSJO AB
  NCC AB
  NORDSTROM & THULIN AB
  OM GRUPPEN AB
  PERSTORP AB
  PHARMACIA AB
  PROVENTUS AB
  SANDVIK AB
  SECO TOOLS AB
  SIAB AB
  SKANDINAVISKA ENSKILDA BANKEN
  SKANE-GRIPEN AB
  SKF AB
  SSAB SVENSKT STAL AB
  STORA KOPPARBERGS BERGSLAGS AB
  SVEDALA INDUSTRI AB
  SVENSKA CELLULOSA AKTIEBOLAGET SCA
  SVENSKA HANDELSBANKEN
  SYDKRAFT AB
  TELEFONAKTIEBOLAGET LM ERICSSON
  TIDNINGS AB MARIEBERG
  TRYGG-HANSA SPP HOLDING AB
  VOLVO AB


SPANISH NATIONAL EQUITY INDEX
  ACERINOX S.A.
  ASLAND, S.A.
  AUTOPISTAS CONCESIONARIA ESPANOLA S.A.
  AUTOPISTAS DEL MARE NOSTRUM S.A.
  BANCO ATLANTICO S.A.
  BANCO BILBAO VIZCAYA, S.A.
  BANCO CENTRAL HISPANOAMERICANO S.A.
  BANCO DE FOMENTO S.A.
  BANCO DE VALENCIA S.A.
  BANCO EXTERIOR DE ESPANA S.A.
  BANCO HERRERO S.A.
  BANCO PASTOR S.A.
  BANCO POPULAR ESPANOL
  BANCO SANTANDER, S.A.
  BANCO ZARAGOZANO S.A.
  CEMENTOS PORTLAND S.A.
  COMPANIA ESPANOLA DE PETROLEOS, S.A.
  COMPANIA SEVILLANA DE ELECTRICIDAD, S.A.
  COMPANIA VALENCIANA DE CEMENTOS PORTLAND
  CONSERVERA CAMPOFRIO
  CONSTRUCCIONES LAIN S.A.
  CONSTRUC. Y AUXILIAR DE FERROCARRILES SA
  CORP BANCARIA DE ESPANA, (ARGENTARIA)
  CORPORACION FINANCIERA ALBA S.A.
  CORPORACION MAPFRE, CIA INTL/REASEGUROS
  DRAGADOS Y CONSTRUCCIONES, S.A.
  EBRO AGRICOLAS, CIA DE ALIMENTACION SA
  ELECTRICAS REUNIDAS DE ZARAGOZA SA
  EMPRESA NACIONAL DE ELECTRICIDAD S.A.
  EMPRESA NAC. HIDROELEC. RIBAGORZANA
  FILO S.A.
  FOMENTO DE CONSTRUCCIONES Y CONTRATAS
  FUERZAS ELECTRICAS DE CATALUNA, S.A.
  GAS NATURAL SDG S.A.
  GAS Y ELECTRICIDAD SA
  GRUPO FOSFORERA S.A.
  HIDROELECTRICA DEL CANTABRICO, S.A.
  HUARTE S.A.
  IBERDROLA SA
  INMOBILIARIA METROPOLITANA VASCO CENTRAL
  INMOBILIARIA URBIS, S.A.
  PORTLAND VALDERRIVAS, S.A.
  PROSEGUR COMPANIA DE SEGURIDAD S.A.
  RENAULT ESPANA COMERCIAL SA RECSA
  REPSOL S.A.
  SAN MIGUEL FABRICA DE CERVEZA Y MALTA SA
  SOCIEDAD GENERAL AZUCARERA DE ESPANA SA
  SOCIEDAD GENERAL DE AGUAS DE BARCELONA
  TELEFONICA DE ESPANA, S.A.
  UNION ELECTRICA-FENOSA, S.A.

  UNIPAPEL S.A.
  VALLEHERMOSO S.A.
  VIDRALA S.A.
  VISCOFAN, S.A.
  ZARDOYA OTIS S.A.


SWISS NATIONAL EQUITY INDEX
  ALUSUISSE-LONZA HOLDING AG
  ARES-SERONO AG
  BAER HOLDING AG
  BANK LANGENTHAL
  BANQUE CANTONALE VAUDOISE
  BBC BROWN BOVERI AG
  BIL GT GRUPPE AG
  BOBST AG
  BRAUEREI EICHHOF AG
  BUCHER HOLDING AG
  CELLULOSE ATTISHOLZ AG
  CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG
  CIBA-GEIGY AG
  COMPAGNIE FINANCIERE RICHEMONT AG
  CREDIT FONCIER VAUDOIS (CFV)
  CROSSAIR AG F EURO REGIONALLUFTVERKEHR
  CS HOLDING
  DANZAS HOLDING AG
  DIPL. ING. FUST AG
  EDIPRESSE SA
  ELEKTRIZITAETS-GESELL. LAUFENBURG AG
  ELEKTROWATT AG
  ELVIA SCHWEIZERISCHE VERSICHERUNGS-GES.
  EMS-CHEMIE HOLDING AG
  FELDSCHLOESSCHEN HOLDING
  FORBO HOLDING AG
  GALENICA HOLDING AG
  GEORG FISCHER AG
  GEWERBEBANK BADEN
  GOTTHARD BANK
  GRAND MAGASINS JELMOLI SA
  GURIT-HEBERLEIN AG
  HELVETIA SCHWEIZERISCHE VERSICHERUNG
  HILTI AG
  HOLDERBANK FINANCIERE GLARUS AG
  HOLVIS AG
  HUERLIMANN HOLDING AG
  HYPOTHEKARBANK LENZBURG
  IMMUNO INTERNATIONAL AG
  INDUSTRIEHOLDING CHAM AG
  INTERDISCOUNT HOLDING AG
  INTERSHOP HOLDING AG
  KARDEX REMSTAR INTERNATIONAL AG
  KERAMIK HOLDING AG LAUFEN
  KONSUM VEREIN ZUERICH
  KRAFTWERK LAUFENBURG
  LANDIS & GYR AG
  LEM HOLDING SA
  LIECHTENSTEINISCHE LANDESBANK (LLB) AG
  LOGITECH INTERNATIONAL SA
  MAAG HOLDING AG
  MAGAZINE ZUM GLOBUS AG
  MERCK AG
  MERKUR HOLDING AG
  METALLWAREN HOLDING AG ZUG
  MOEVENPICK HOLDING
  NESTLE SA
  NOKIA MAILLEFER HOLDING SA
  OERLIKON-BUEHRLE HOLDING LTD.
  PHARMA VISION 2000 AG
  PHOENIX MECANO AG
  PRODEGA AG
  REISEBUERO KUONI AG
  RIETER HOLDING AG
  RIG RENTSCH INDUSTRIE-HOLDING AG
  ROCHE HOLDING AG
  SANDOZ AG
  SARNA KUNSTSTOFF HOLDING AG
  SCHINDLER HOLDING AG
  SCHWEIZERHALL HOLDING AG
  SCHWEIZERISCHE BANKGESELLSCHAFT
  SCHWEIZERISCHE RUECKVERSICHERUNG-GES.
  SCHWEIZERISCHER BANKVEREIN
  SCHWEIZ. IND. GESELLSCHAFT HOLDING (SIG)
  SCINTILLA AG
  SIEGFRIED AG
  SIHL-ZUERCHER PAPIERFABRIK AN DER SIHL
  SIKA FINANZ AG, BAAR
  SMH-SCHW. GES. FUER MIKROELEKTRONIK AG
  SOC. GENERALE DE SURVEILLANCE HOLDING SA
  SOC. GENERALE DE SURVEILLANCE HOLDING SA
  SUEDELEKTRA HOLDING AG ZUG
  SULZER AG
  SWISSLOG HOLDING AG
  VERWALTUNGS-UND PRIVAT-BANK AG VADUZ
  VETROPACK HOLDING AG
  VONTOBEL HOLDING AG
  WALTER RENTSCH HOLDING AG
  WINTERTHUR SCHWEIZER. VERSICHERUNGS GES.
  WMH WALTER MEIER HOLDING AG
  ZUERCHER ZIEGELEIEN HOLDING
  ZUERICH VERSICHERUNGS-GESELLSCHAFT
  ZUGER KANTONALBANK AG


U.K. NATIONAL EQUITY INDEX
  AAH PLC
  ABBEY NATIONAL PLC
  ACATOS & HUTCHESON PLC
  ADWEST GROUP PLC
  AIRTOURS PLC
  ALBERT FISHER GROUP PLC
  ALFRED MCALPINE PLC
  ALLIED COLLOIDS GROUP P.L.C.
  ALLIED DOMECQ PLC
  ALLIED LONDON PROPERTIES PLC
  ALLIED TEXTILE COMPANIES PLC
  AMERSHAM INTERNATIONAL PLC
  ANGLIAN WATER PLC
  ANTOFAGASTA HOLDINGS PLC
  APPLEYARD GROUP PLC
  APV PLC
  ARGOS PLC
  ARGYLL GROUP PLC
  ARJO WIGGINS APPLETON PLC
  ASDA PROPERTIES HOLDINGS PLC
  ASHTEAD GROUP PLC
  ASPREY PLC

  ASSOCIATED BRITISH FOODS PLC
  ASSOCIATED BRITISH PORTS HOLDINGS PLC
  ASTEC (BSR) PLC
  ATTWOODS PLC
  AUSTIN REED GROUP PLC
  AVON RUBBER PLC
  BAA PLC
  BANK OF SCOTLAND (GOVERNOR & COMPANY)
  BARCLAYS PLC
  BARR & WALLACE ARNOLD TRUST PLC
  BARRATT DEVELOPMENTS PLC
  BARRY WEHMILLER INTERNATIONAL PLC
  BASS PLC
  BBA GROUP PLC
  BEATTIE, JAMES PLC
  BELLWAY PLC
  BEMROSE CORPORATION PLC
  BENTALLS PLC
  BERISFORD INTERNATIONAL PLC
  BERNARD MATTHEWS PLC
  BESPAK PLC
  BET PLC
  BICC PLC
  BILTON PLC
  BLUE CIRCLE INDUSTRIES PLC
  BODY SHOP INTERNATIONAL PLC
  BODYCOTE INTERNATIONAL PLC
  BOOKER PLC
  BOOTS COMPANY PLC
  BOWATER PLC
  BOWTHORPE PLC
  BPB INDUSTRIES PLC
  BRADFORD PROPERTY TRUST PLC
  BRAKE BROS PLC
  BRAMMER PLC
  BRISTOL EVENING POST PLC
  BRITANNIC ASSURANCE PLC
  BRITISH AIRWAYS PLC
  BRITISH GAS PLC
  BRITISH LAND COMPANY PLC
  BRITISH PETROLEUM COMPANY PLC (THE)
  BRITISH POLYTHENE INDUSTRIES PLC
  BRITISH TELECOMMUNICATIONS PLC
  BRITISH VITA PLC
  BRITISH-BORNEO PETROLEUM SYNDICATE PLC
  BRIXTON ESTATE PLC
  BROMSGROVE INDUSTRIES PLC
  BROWN, N GROUP PLC
  BRYANT GROUP PLC
  BSG INTERNATIONAL PLC
  BSS GROUP PLC (THE)
  BTP PLC
  BTR PLC
  BUDGENS PLC
  BULLOUGH PLC
  BUNZL PLC
  BURFORD HOLDINGS PLC
  BURMAH CASTROL PLC
  BURTON GROUP PLC (THE)
  B.A.T. INDUSTRIES PLC
  CABLE AND WIRELESS PLC
  CADBURY SCHWEPPES PLC
  CAIRN ENERGY PLC
  CALEDONIA INVESTMENTS PLC
  CALOR GROUP PLC
  CAPE PLC
  CAPITAL AND REGIONAL PROPERTIES PLC
  CARADON PLC
  CARCLO ENGINEERING GROUP PLC
  CARLTON COMMUNICATIONS PLC
  CATER ALLEN HOLDINGS PLC
  CATTLE'S (HOLDINGS) PLC
  CHARLES BAYNES PLC
  CHARTER PLC
  CHESTERFIELD PROPERTIES PLC
  CHRISTIAN SALVESEN PLC
  CHRISTIES INTERNATIONAL PLC
  CHURCH & CO PLC
  CITY CENTRE RESTAURANTS PLC
  CLOSE BROTHERS GROUP PLC
  COATS VIYELLA PLC
  COBHAM PLC
  COMMERCIAL UNION PLC
  COMMUNITY HOSPITALS GROUP PLC
  COMPASS GROUP PLC
  CONCENTRIC PLC
  COOKSON GROUP PLC
  CORNWELL PARKER PLC
  COSTAIN GROUP PLC
  COUNTRYSIDE PROPERTIES PLC
  COURTAULDS PLC
  COURTAULDS TEXTILES PLC
  COURTS PLC
  COWIE GROUP PLC
  CRAY ELECTRONICS HOLDINGS PLC
  CREST NICHOLSON PLC
  CRODA INTERNATIONAL PLC
  DAEJAN HOLDINGS PLC
  DAILY MAIL & GENERAL TRUST PLC
  DALGETY PLC
  DANKA BUSINESS SYSTEMS PLC
  DAVID S. SMITH (HOLDINGS) PLC
  DAVIS SERVICE GROUP PLC
  DAWSONGROUP PLC
  DE LA RUE PLC
  DELTA PLC
  DERWENT VALLEY HOLDINGS PLC
  DEWHIRST GROUP PLC
  DIPLOMA PLC
  DOBSON PARK INDUSTRIES PLC
  DOMINO PRINTING SCIENCES PLC
  DOWDING & MILLS PLC
  EAST MIDLANDS ELECTRICITY PLC
  EASTERN GROUP PLC
  ELDRIDGE, POPE & CO. PLC
  ELECTROCOMPONENTS PLC
  ELLIS & EVERARD PLC
  EMAP PLC
  ENGLISH CHINA CLAYS PLC
  ENTERPRISE OIL PLC
  ETAM PUBLIC LIMITED COMPANY
  EUROTHERM PLC
  EVANS HALSHAW HOLDINGS PLC
  EVANS OF LEEDS PLC
  FAIREY GROUP PLC
  FARNELL ELECTRONICS PLC
  FERGUSON INTERNATIONAL HOLDINGS PLC
  FINE ART DEVELOPMENTS PLC
  FINLAY, (JAMES) & CO. PLC
  FIRST CHOICE HOLIDAYS PLC
  FIRST LEISURE CORPORATION PLC
  FISONS PLC
  FKI PLC
  FORTE PLC
  FROGMORE ESTATES PLC
  FULLER, SMITH & TURNER PLC
  GEEST PLC
  GENERAL ACCIDENT PLC
  GENERAL ELECTRIC COMPANY PLC
  GEORGE WIMPEY PLC
  GERRARD & NATIONAL HOLDINGS PLC
  GESTETNER HOLDINGS  PLC
  GKN PLC
  GLAXO PLC
  GLYNWED  INTERNATIONAL PLC
  GOAL PETROLEUM GROUP PLC
  GOODE DURRANT PLC
  GRAINGER TRUST PLC
  GRAMPIAN HOLDINGS PLC
  GRANADA GROUP PLC
  GRAND METROPOLITAN PLC
  GREAT  PORTLAND  ESTATES PLC
  GREAT  UNIVERSAL  STORES PLC
  GREENALLS  GROUP PLC
  GREENE KING PLC
  GREYCOAT PLC
  GUARDIAN ROYAL EXCHANGE PLC
  GUINNESS PLC
  HADEN MACLELLAN HOLDINGS PLC
  HALL  ENGINEERING  (HOLDINGS) PLC
  HALMA PLC
  HAMBROS PLC
  HAMMERSON PLC
  HANSON PLC
  HARDY OIL & GAS PLC
  HARDYS & HANSONS PLC
  HARRISONS & CROSFIELD PLC
  HAYS PLC
  HAZLEWOOD  FOODS PLC
  HELICAL BAR PLC
  HENDERSON  ADMINISTRATION GROUP PLC
  HENLYS  GROUP PLC
  HEPWORTH  PLC
  HEWDEN  STUART PLC
  HEYWOOD  WILLIAMS GROUP  PLC
  HICKSON   INTERNATIONAL  PLC
  HIGHLAND  DISTILLERIES  COMPANY  PLC
  HILLSDOWN  HOLDINGS  PLC
  HOLT  JOSEPH PLC
  HSBC  HOLDINGS  PLC
  HUNTING PLC
  H.P. BULMER HOLDINGS PLC
  ICELAND GROUP PLC
  IMI PLC
  IMPERIAL CHEMICAL INDUSTRIES PLC
  INCHCAPE PLC
  INVESCO PLC
  J SAINSBURY PLC
  JAMES HALSTEAD GROUP PLC
  JOHN MENZIES PLC
  JOHN  WADDINGTON  PLC
  JOHNSON GROUP  CLEANERS PLC
  JOHNSON  MATTHEY  PUBLIC LIMITED  COMPANY
  JOHNSON & FIRTH  BROWN PLC
  KALON  GROUP PLC
  KINGFISHER  PLC
  KLEINWORT  BENSON GROUP PLC
  KUNICK PLC
  KWIK SAVE GROUP PLC
  KWIK-FIT  HOLDINGS PLC
  LADBROKE  GROUP PLC
  LAING  (JOHN) PLC
  LAIRD GROUP PLC
  LAMONT  HOLDINGS PLC
  LAND  SECURITIES PLC
  LAPORTE PLC
  LEGAL & GENERAL GROUP PLC
  LEIGH INTERESTS PLC
  LEX SERVICE PLC
  LIBERTY PLC
  LIFE  SCIENCES  INTERNATIONAL  PLC
  LLOYD  THOMPSON GROUP PLC
  LLOYDS ABBEY LIFE PLC
  LLOYDS BANK PLC
  LLOYDS CHEMISTS PLC
  LOGICA PLC
  LONDON FORFAITING COMPANY PLC
  LONDON MERCHANT  SECURITIES PLC
  LONRHO PLC
  LOW & BONAR  PLC
  LUCAS  INDUSTRIES  PLC
  M & G  GROUP  PLC
  MACALLAN-GLENLIVET  PLC
  MACDONALD  MARTIN  DISTILLERIES  PLC
  MACFARLANE  GROUP  CLANSMAN  PLC
  MAI PLC
  MANDERS PLC
  MANSFIELD  BREWERY PLC
  MANWEB PLC
  MARKS AND SPENCER PLC
  MARLEY PLC
  MARSHALLS PLC
  MARSTON,  THOMSON & EVERSHED PLC
  MATTHEW CLARK PLC
  MCKECHNIE PLC
  MEDEVA PLC
  MEGGITT PLC
  MEPC PLC
  METALRAX  GROUP PLC
  MEYER  INTERNATIONAL  PLC
  MICRO FOCUS GROUP PLC
  MID KENT  HOLDINGS PLC
  MIDLANDS  ELECTRICITY  PLC
  MIRROR GROUP PLC
  MOLINS PLC
  MONUMENT OIL & GAS PLC
  MORE  O'FERRALL  PLC
  MORLAND & CO PLC
  MUCKLOW  (A & J) GROUP  PLC
  M.J.  GLEESON  GROUP PLC
  NATIONAL  POWER PLC
  NATIONAL  WESTMINSTER BANK PLC
  NEWMAN-TONKS  GROUP PLC
  NEWS  INTERNATIONAL PLC
  NEXT PLC
  NFC PLC
  NORCROS  PLC
  NORTH  WEST  WATER PLC
  NORTHERN  ELECTRIC  PLC
  NORTHERN  FOODS PLC
  NORTHUMBRIAN  WATER GROUP PLC
  NORWEB PLC
  NURDIN & PEACOCK PLC
  OCEAN GROUP PLC
  OXFORD  INSTRUMENTS PLC
  PATERSON  ZOCHONIS PLC
  PEARSON PLC
  PEEL HOLDINGS PLC
  PENDRAGON PLC
  PENINSULAR & ORIENTAL STEAM NAVIGATION
  PERKINS FOODS PLC
  PERRY GROUP PLC
  PERSIMMON  PLC
  PETER BLACK  HOLDINGS  PLC
  PHOTO-ME INTERNATIONAL  PLC
  PICT  PETROLEUM PLC
  PILKINGTON  PLC
  PLYSU PLC
  POLYPIPE PLC
  PORTALS GROUP PLC
  PORTSMOUTH AND SUNDERLAND  NEWSPAPERS PLC
  POWELL DUFFRYN PLC
  POWERGEN PLC
  POWERSCREEN  INTERNATIONAL  PLC
  POWERSCREEN  INTERNATIONAL  PLC
  PREMIER  CONSOLIDATED  OILFIELDS  PLC
  PROVIDENT  FINANCIAL  PLC  PROWTING PLC
  PRUDENTIAL  CORPORATION  PLC
  PSIT PLC
  RACAL  ELECTRONICS  PLC
  RAINE PLC
  RANK ORGANISATION PLC
  READICUT  INTERNATIONAL  PLC
  RECKITT & COLMAN PLC
  REDLAND PLC
  REED  INTERNATIONAL PLC
  REFUGE GROUP PLC
  REG VARDY PLC
  RENISHAW PLC
  RENOLD PLC
  RENTOKIL GROUP PLC
  REUTERS HOLDINGS PLC
  RMC GROUP PLC
  ROLLS-ROYCE PLC
  ROTHMANS INTERNATIONAL P.L.C.
  ROTORK PLC
  ROWE EVANS INVESTMENTS PLC
  RTZ CORPORATION PLC
  RUGBY GROUP PLC
  SANDERSON  BRAMALL MOTOR GROUP PLC
  SAVOY HOTEL PLC
  SCAPA GROUP PLC
  SCHOLL PLC
  SCHRODERS PLC
  SCOTTISH HYDRO-ELECTRIC PLC
  SCOTTISH METROPOLITAN PROPERTY PLC
  SCOTTISH  POWER PLC
  SCOTTISH  TELEVISION PLC
  SCOTTISH & NEWCASTLE PLC
  SEARS PLC
  SECURICOR  GROUP PLC
  SECURITY  SERVICES PLC
  SEDGWICK  GROUP PLC
  SEEBOARD PLC
  SEMA GROUP PLC
  SENIOR  ENGINEERING  GROUP PLC (SEGL)
  SEVERN TRENT PLC
  SHANKS & MCEWAN PLC
  SHELL TRANSPORT & TRADING COMPANY (THE)
  SHERWOOD GROUP PLC
  SIDLAW  GROUP PLC
  SIEBE PLC
  SIG PLC
  SILENTNIGHT  HOLDINGS  PLC
  SINGER &  FRIEDLANDER  GROUP PLC
  SIRDAR PLC
  SKETCHLEY  PLC
  SLOUGH  ESTATES PLC
  SMITH NEW  COURT PLC
  SMITH & NEPHEW PLC
  SMITH (W.H.) GROUP PLC
  SMITHKLINE  BEECHAM P.L.C.
  SMITHS  INDUSTRIES  PLC
  SOUTH  STAFFORDSHIRE  WATER  HOLDINGS  PLC
  SOUTH WALES ELECTRICITY  PLC
  SOUTH WEST WATER PLC
  SOUTH WESTERN  ELECTRICITY  PLC
  SOUTHEND PROPERTY  HOLDINGS  PLC
  SOUTHERN  BUSINESS  GROUP PLC
  SOUTHERN  ELECTRIC PLC
  SOUTHERN WATER PLC
  SPIRAX-SARCO  ENGINEERING PLC
  ST JAMES'S PLACE CAPITAL PLC
  STANDARD  CHARTERED PLC
  STANLEY LEISURE  ORGANIZATION PLC
  STAVELEY  INDUSTRIES  PLC
  STOREHOUSE  PLC
  ST. IVES PLC
  ST. MOWDEN  PROPERTIES PLC
  SUN ALLIANCE GROUP PLC
  SUTER PLC
  S.G.  WARBURG  GROUP  PLC
  T & N PLC  TAKARE  PLC
  TATE & LYLE PLC
  TESCO  PLC
  THAMES  WATER  PLC
  THE  BERKELEY  GROUP  PLC
  THE BOC GROUP PLC
  THE BODDINGTON  GROUP  PLC
  THE  MAYFLOWER  CORPORATION  PLC
  THE  MERSEY  DOCKS AND HARBOUR  COMPANY
  THE MORGAN  CRUCIBLE  COMPANY PLC
  THE ROYAL BANK OF SCOTLAND GROUP PLC
  THORN EMI PLC
  THORNTONS PLC
  TIBBETT & BRITTEN GROUP
  TILBURY  DOUGLAS PLC
  TIME PRODUCTS PLC
  TOMKINS PLC
  TOPS ESTATES PLC
  TOWN CENTRE  SECURITIES PLC
  TRAFFORD PARK ESTATES PLC
  TRANSPORT  DEVELOPMENT  GROUP PLC
  TRAVIS PERKINS PLC
  TRINITY  INTERNATIONAL  HOLDINGS PLC.
  TRIPLEX LLOYD PLC
  TSB GROUP PLC
  TT GROUP PLC
  T.I.  GROUP PLC
  UDO  HOLDINGS  PLC
  UNICHEM PLC
  UNIGATE PLC
  UNILEVER  PLC
  UNITECH PLC
  UNITED  BISCUITS  (HOLDINGS) PLC
  UNITED  NEWSPAPERS PLC
  VAUX GROUP PLC
  VICKERS PLC
  VICTAULIC PLC
  VINTEN GROUP PLC
  VODAFONE  GROUP PLC
  VOLEX GROUP PLC
  VOSPER  THORNYCROFT  HOLDINGS PLC
  VSEL PLC
  WAGON  INDUSTRIAL  HOLDINGS PLC
  WALKER  GREENBANK PLC
  WARDLE  STOREYS PLC
  WARNER ESTATE  HOLDINGS PLC
  WARNFORD INVESTMENTS PLC
  WASSALL PLC
  WATMOUGHS (HOLDINGS) PLC
  WATSON & PHILIP PLC
  WATTS BLAKE BEARNE & CO PLC
  WEIR GROUP PLC
  WELLCOME PLC
  WELSH WATER PLC
  WESSEX WATER PLC
  WESTBURY PLC
  WHATMAN PLC
  WHITBREAD PLC
  WILLIAM BAIRD PLC
  WILLIAM COOK PLC
  WILLIAMS  HOLDINGS  PLC
  WILLIS  CORROON  GROUP PLC
  WILSON  BOWDEN PLC
  WILSON (CONNOLLY)   HOLDINGS  PLC
  WM.   MORRISON   SUPERMARKETS   PLC
  WOLSELEY  PLC
  WOLVERHAMPTON  & DUDLEY  BREWERIES  PLC
  Y J LOVELL  (HOLDINGS)  PLC
  YORKSHIRE  CHEMICALS  PLC
  YORKSHIRE   ELECTRICITY   GROUP  PLC
  YORKSHIRE   WATER  PLC
  YORKSHIRE-TYNE TEES TELEVISION HLDGS PLC
  YULE CATTO & CO., PLC

                                     PART C
                               ------------------
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

         (1)  The following financial statements are included in the Prospectus:

              Financial  Highlights  for  Wright   EquiFund--Hong  Kong,  Wright
              EquiFund--Italy, Wright EquiFund--Netherlands, and Wright EquiFund--Spain for the six months ended June 30, 1995 (Unaudited), for each of the four years ended December 31, 1994 and for the period from the start of business June 28, 1990 to December 31, 1990.

              Financial Highlights for Wright EquiFund--Belgium/Luxembourg for the six months ended June 30, 1995 (Unaudited) and for the period from the start of business, February 15, 1994 to December 31, 1994.

              Financial Highlights for Wright EquiFund--Japan, Wright EquiFund--Nordic and Wright EquiFund--Switzerland for the six months ended June 30, 1995 (Unaudited) and for the period from the start of business, February 14, 1994 to December 31, 1994.

              Financial Highlights for Wright EquiFund--Mexico for the six months ended June 30, 1995 (Unaudited) and for the period from the start of business, August 2, 1994 to December 31, 1994.

              Financial Highlights for Wright EquiFund--Britain for the period from the start of business, April 20,1995 to June 30, 1995 (Unaudited).

              Financial Highlights for Wright EquiFund--Germany for the period from the start of business, April 19,1995 to June 30, 1995 (Unaudited).

         (2) The following financial statements are included in the Statement of Additional Information:

              For Wright EquiFund--Hong Kong, Wright EquiFund--Italy, Wright EquiFund--Netherlands and Wright EquiFund--Spain:

                Portfolio of Investments, June 30, 1995 (Unaudited)
                Statements of Assets and Liabilities, June 30, 1995 (Unaudited) Statement of Operations for the six months ended June 30, 1995
                  (Unaudited)
                Statements of Changes in Net Assets for the six months ended
                  June 30, 1995 (Unaudited) and for the year ended December 31, 1994
                Notes to Financial Statements
                Portfolio of  Investments,  December  31, 1994
                Statement of Assets and Liabilities, December 31, 1994 Statement of Operations for the year ended December 31, 1994 Statement of Changes in Net Assets for the two years ended
                  December  31,  1994
                Notes to  Financial  Statements
                Auditors' Report

              For Wright EquiFund--Belgium/Luxembourg, Wright EquiFund--Japan, Wright EquiFund--Nordic and Wright EquiFund--Switzerland:

                Portfolio of Investments, June 30, 1995 (Unaudited)
                Statements of Assets and Liabilities, June 30, 1995 Unaudited) Statement of Operations for the six months ended June 30,
                 1995 (Unaudited)
                Statements  of Changes in Net Assets for the six months ended
                  June 30, 1995 (Unaudited) and for the period from the start of business on February 15, 1994 for Wright EquiFund-- Belgium/Luxembourg and February 14, 1994 for Wright EquiFund-- Japan,

                  Wright EquiFund--Nordic and  Wright EquiFund--Switzerland
                  to December 31, 1994 Notes to
                Financial Statements
                Portfolio of Investments, December 31, 1994
                Statement of Assets and Liabilities, December 31, 1994
                Statement  of  Operations  for the  period  from the  start of business on February 14, 1994 for Wright EquiFund--Japan, Wright EquiFund--Nordic and Wright EquiFund--Switzerland and February 15, 1994 for Wright EquiFund--Belgium/Luxembourg to December 31, 1994 Statement of Changes in Net Assets for the period from the start of business on February 14, 1994 for Wright EquiFund--Japan, Wright EquiFund--Nordic and Wright
                  EquiFund--Switzerland  and   February  15,  1994  for  Wright
                  EquiFund--Belgium/Luxembourg  to  December  31,  1994
                Notes to Financial Statements
                Auditors' Report

              For Wright EquiFund--Mexico:

                Portfolio of Investments, June 30, 1995 (Unaudited)
                Statements of Assets and Liabilities, June 30, 1995 (Unaudited) Statements of Operations for the six months ended June 30,
                  1995 (Unaudited)
                Statements  of Changes in Net Assets for the six months  ended
                  June 30, 1995 (Unaudited) and for the period from the start of business, August 2, 1994 to December 31, 1994
                Notes  to Financial Statements
                Portfolio of Investments, December 31, 1994
                Statement of Assets and Liabilities, December 31, 1994
                Statement  of  Operations  for the  period  from the  start of business on August 2, 1994 to December  31, 1994
                Statement of Changes in Net  Assets  or the  period from  the start  of business on August 2, 1994 to December  31, 1994
                Notes to Financial Statements
                Auditors' Report

              For Wright EquiFund--Britain:

                Portfolio of Investments, June 30, 1995 (Unaudited)
                Statements of Assets and Liabilities, June 30, 1995 (Unaudited) Statements of Operations for the period from the start of business April 20, 1995 to June 30, 1995 (Unaudited)
                Statement of Changes in Net Assets for the period from the start of business, April 20, 1995 to June 30, 1995 (Unaudited)
                Notes to Financial Statements
                Statement of Assets and Liabilities as of January 13, 1995 Auditors' Report

              For Wright EquiFund--Germany:

                Portfolio of Investments, June 30, 1995 (Unaudited)
                Statements of Assets and Liabilities, June 30, 1995 (Unaudited) Statements of Operations for the period from the start of business April 19, 1995 to June 30, 1995 (Unaudited)
                Statement of Changes in Net Assets  for the  period  from the start of business,April 19, 1995 to June 30, 1995 (Unaudited)
                Notes to Financial Statements


     THE ABOVE-REFERENCED FINANCIAL STATEMENTS ARE INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS FOR THE FUNDS, DATED DECEMBER 31, 1994, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940 (ACCESSION NO. 0000715165-95-000020) AND THE SEMIANNUAL REPORT FOR THE FUNDS, DATED JUNE 30, 1995, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940 (ACCESSION NO. 0000853255-95-000008).

     (B) EXHIBITS:

         (1) (a)Declaration of Trust dated July 14, 1989 as Amended and Restated December 20, 1989 filed herewith.

              (b)Amendment to the Declaration of Trust dated April 13, 1995 filed herewith.

              (c) Amended and Restated  Establishment and Designation of Series
                  dated January 13, 1995 filed herewith.

         (2)  By-laws dated July 14, 1989 filed herewith.

         (3)  Not Applicable

         (4)  Not Applicable

         (5) (a)  (1) Investment   Advisory   Contract   between  the
                      Registrant on behalf of Wright EquiFund--Hong Kong, Wright EquiFund--Italy, Wright EquiFund--Netherlands, and Wright EquiFund--Spain and Wright Investors' Service dated August 25, 1994 filed herewith.
             (a)  (2) Investment Advisory Contract between the Registrant on behalf of Wright EquiFund--Australasia, Wright EquiFund--Global, Wright EquiFund--International, Wright EquiFund--Ireland, Wright EquiFund--Mexico and Wright EquiFund--United States and Wright
                      Investors' Service dated April 1, 1994 filed herewith.
             (a)  (3) Investment Advisory Contract between the Registrant on behalf of Wright EquiFund--Austria, Wright EquiFund--Belgium/Luxembourg, Wright EquiFund--Canada,
                      Wright EquiFund--France, Wright EquiFund--Germany, Wright EquiFund--Japan, Wright EquiFund--Nordic and Wright EquiFund--Switzerland and Wright Investors' Service dated January 20, 1994, filed herewith.
             (a)  (4) Investment Advisory Contract between the Registrant on behalf of Wright EquiFund--Britain and Wright Investors' Service dated April 17, 1995 filed herewith.

             (b) Amended and Restated Administration Agreement between the Registrant and Eaton Vance Management dated February 28, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 8 filed April 12, 1995.

         (6)  Distribution Contract dated March 23, 1990 filed herewith.

         (7)  Not Applicable

         (8) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990

         (9)  Not Applicable

        (10)  Not Applicable

        (11)  Consent of Independent Certified Public Accountants filed herewith

        (12)  Not Applicable

        (13) Agreement with Wright Investors' Service in consideration of providing initial capital dated December 20, 1989 filed herewith.

        (14)  Not Applicable

        (15)  (a) Amended Distribution Plan pursuant to Rule 12b-1 under the
                   Investment Company Act of 1940 dated July 7, 1993 filed herewith.
              (b) Agreement Relating to Implementation  of the  Amended
                  Distribution Plan dated July 7, 1993 filed herewith.

        (16)  Schedule of Computation of Performance Quotations filed herewith.

        (17)  Power of Attorney dated September 20, 1995 filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not Applicable



ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

Title of Class                Number of Record Holders as of September 15, 1995
-------------------------------------------------------------------------------
Shares of Beneficial Interest     Wright EquiFund--Australasia..........    -
                                  Wright EquiFund--Austria..............    -
                                  Wright EquiFund--Belgium/Luxembourg...   43
                                  Wright EquiFund--Britain..............   16
                                  Wright EquiFund--Canada...............    -
                                  Wright EquiFund--France...............    -
                                  Wright EquiFund--Germany..............   26
                                  Wright EquiFund--Hong Kong............  704
                                  Wright EquiFund--Ireland..............    -
                                  Wright EquiFund--Italy................   51
                                  Wright EquiFund--Japan................   73
                                  Wright EquiFund--Mexico...............  367
                                  Wright EquiFund--Netherlands..........  118
                                  Wright EquiFund--Nordic...............   51
                                  Wright EquiFund--Spain................   74
                                  Wright EquiFund--Switzerland..........   71
                                  Wright EquiFund--United States........    -
                                  Wright EquiFund--Global...............    -
                                  Wright EquiFund--International........    -


ITEM 27.  INDEMNIFICATION

 The Registrant's By-Laws filed as Exhibit No. 2 herewith contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.


ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of Wright Investors' Service) acts as principal underwriter for each of the investment companies named below.

                        The Wright Managed Equity Trust
                        The Wright Managed Income Trust
                        The Wright EquiFund Equity Trust

     (b)
                 (1)                                     (2)                                    (3)
         Name and Principal                     Positions and Offices                  Positions and Offices
          Business Address                   with Principal Underwriter                   with Registrant
----------------------------------------------------------------------------------------------------------------------
          A. M. Moody  III*                           President                     Vice President and Trustee
          Peter M. Donovan*                 Vice President and Treasurer               President and Trustee
          Vincent M. Simko*                 Vice President and Secretary                       None

-----------------------------------------------------------------------------------------------------------------------
                       * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604


     (c) Not Applicable.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110 and 89 South Street, Boston, MA 02110, and its transfer agent, The Shareholder Services Group, Inc., One Exchange Place, Boston, MA 02104, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 24 Federal Street, Boston, MA 02110 or of the investment adviser, Wright Investors' Service, 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service.



ITEM 31.  MANAGEMENT SERVICES

Not Applicable



ITEM 32.  UNDERTAKINGS

     (a) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a trustee.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statments which need not be certified, within four to six months from the effective date of any prior post-effective amendment which made effective the reigstration of shares of a series of the Registrant and from the commencement of operations, unless such filing on behalf of that series has already been made.

     (c) The annual report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to the Wight Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 10th day of October, 1995.

                                             THE WRIGHT EQUIFUND EQUITY TRUST

                                             By:    Peter M. Donovan*
                                                    ---------------------------
                                                    Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 10th day of October, 1995.

SIGNATURE                                                   TITLE
-------------------------------------------------------------------------------

Peter M. Donovan*                                   President, Principal
------------------                                Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*
------------------                                 Treasurer, Principal
James L. O'Connor                              Financial and Accounting Officer

/s/ H. Day Brigham, Jr.
----------------------                                   Trustee
H. Day Brigham, Jr.

Winthrop S. Emmet*
------------------                                       Trustee
Winthrop S. Emmet

Leland Miles*
-----------------                                        Trustee
Leland Miles

A. M. Moody III*
-----------------                                        Trustee
A. M. Moody III

Lloyd F. Pierce*
-----------------                                        Trustee
Lloyd F. Pierce

George R. Prefer*
-----------------                                        Trustee
George R. Prefer

Raymond Van Houtte*
-------------------                                      Trustee
Raymond Van Houtte

*By /s/ H. Day Brigham, Jr.
----------------------------
H. Day Brigham, Jr.
Attorney-in-Fact

                                 EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of form N-1A.

                                                           Page in
                                                          Sequential
                                                           Numbering
Exhibit          Description                                System
-------------    ------------                            ------------

    (1)(a) Declaration of Trust dated July 14, 1989, as Amended and Restated December 20, 1989

    (1)(b)       Amendment to the Declaration of Trust dated April 13, 1995

    (1)(c) Amended and Restated Establishment and Designation of Series dated April 13, 1995

      (2)        By-Laws dated July 14, 1989

  (5)(a)(1) Investment Advisory Contract between the Trust on behalf of Wright EquiFund--Hong Kong, Wright EquiFund--Italy, Wright EquiFund--Netherlands and Wright EquiFund--Spain and Wright Investors' Service dated August 25, 1994

   (5)(a)(2) Investment Advisory Contract between the Trust on behalf of Wright EquiFund--Australasia, Wright EquiFund--Global, Wright EquiFund--International, Wright EquiFund--Ireland, Wright EquiFund--Mexico and Wright EquiFund--United States and Wright Investors' Service dated April 1, 1994

   (5)(a)(3) Investment Advisory Contract between the Trust on behalf of Wright EquiFund--Austria, Wright EquiFund--Belgium/Luxembourg, Wright EquiFund--Canada, Wright EquiFund--France,
                 Wright EquiFund--Germany, Wright EquiFund--Japan,
                 Wright EquiFund-- Nordic, and Wright EquiFund--Switzerland and Wright Investors Service dated January 20, 1994

   (5)(a)(4) Investment Advisory Contract between the Trust on behalf of Wright EquiFund--Britain and Wright Investors' Service dated April 17, 1995

      (6)        Distribution Contract dated March 23, 1990

      (8) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990

     (11)        Consent of Independent Certified Public Accountants

     (13) Agreement with Wright Investors' Service in consideration of providing initial capital dated December 20, 1989 filed herewith.

    (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 7, 1993

    (15)(b) Agreement Relating to Implementation of the Amended Distribution Plan dated July 7, 1993

     (16)        Schedule of Computation of Performance Quotations

     (17)        Power of Attorney dated September 20, 1995